 VAN ECK EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR ENGR INC                                                             Agenda Number:  702435769
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00153109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Jun-2010
        ISIN:  TW0002311008
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting

A.2    The 2009 audited reports                                  Non-Voting

A.3    The status of endorsement, guarantee and monetary         Non-Voting
       loans

A.4    The indirect investment in people's republic              Non-Voting
       of china

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.36 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and capital         reserves; proposed
       stock dividend: 84 for 1,000 shares held, proposed
       bonus   issue: 16 for 1,000 shares held

B.4    Authorize the Directors to launch the rights              Mgmt          For                            For
       issue, or issue overseas         convertible
       bonds, or the global depositary at appropriate
       time

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          Abstain                        For

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 ADVANTA INDIA LTD                                                                           Agenda Number:  702129811
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0017B109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Nov-2009
        ISIN:  INE517H01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16 & 94 and other applicable provisions, if
       any, of the Companies Act, 1956, to increase
       the authorized share capital of the Company
       from INR 20,00,00,000 consisting of 2,00,00,000
       equity shares of INR 10 each into INR 75,00,00,000
       consisting of 7,50,00,000 equity shares of
       INR 10 each by creating of fresh 5,50,00,000
       equity shares of INR 10 each and consequently,
       amend Clause V of the Memorandum of Association
       of the Company as specified

S.2    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Sections 81(1), 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any statutory modification[s] or
       enactment thereof for the time being in force]
       and pursuant to the provisions of the Securities
       and Exchange Board of India [issue of capital
       and disclosure requirements] Regulations, 2009
       [SEBI ICDR Regulations] as in force and subject
       to all other applicable rules, regulations,
       notifications and circulars of the Securities
       and Exchange Board of India [SEBI], the applicable
       provisions of Foreign Exchange Management Act,
       1999 [FEMA], rules, regulations, guidelines,
       notifications and circulars issued under FEMA
       including but not limited to Foreign Exchange
       Management [Transfer or issue of Security by
       a Person Resident Outside India] Regulations,
       2000, provisions of issue of Foreign Currency
       Convertible Bonds and ordinary shares [through
       Depository Receipt Mechanism] Scheme, 1993
       and enabling provisions of the Memorandum and
       Articles of Association of the Company and
       the listing agreements entered into by the
       Company with Stock Exchanges where the equity
       shares of the Company are listed, and subject
       to requisite approvals, consents, permissions
       and/or sanctions of SEBI, the Stock Exchanges,
       Reserve Bank of India [RBI], the Department
       of Industrial Policy and Promotion, Ministry
       of Commerce, the Foreign Investment Promotion
       Board [FIPB], and all other authorities as
       may be required, whether in India or outside
       India, [hereinafter collectively referred to
       as "Appropriate Authorities"], and subject
       to such conditions as may be prescribed by
       any of them while granting any such approval,
       consent, permission, and/or sanction [hereinafter
       referred to as "Requisite Approvals"], which
       may be agreed to by the Board of Directors
       of the Company [hereinafter referred to as
       the "Board" which term shall be deemed to include
       any committee thereof which the Board may have
       constituted or hereinafter constitute to exercise
       its powers including the powers conferred by
       this Resolution], at its absolute discretion
       to create, offer, issue and allot in one or
       more tranches, in the course of domestic/international
       offerings to one or more persons as the Board
       may determine at its absolute discretion, whether
       or not they are Members of the Company, including
       but not limited to Domestic Investors/Foreign
       Investors whether having presence in India
       or not, Institutional Investors, Foreign Institutional
       Investors, Members, Employees, Non-Resident
       Indians, Companies or Bodies Corporate whether
       incorporated in India or abroad, Trusts, Mutual
       Funds, Banks, Financial Institutions, Insurance
       Companies, Pension Funds, Qualified Institutional
       Buyers [QIBs] under Qualified Institutional
       Placement Mechanism under Chapter VIII of the
       SEBI ICDR Regulations, Individuals, and/or
       holder[s] of the Securities or otherwise, whether
       shareholders of the Company or not, through
       a Public Issue, Rights Issue, Preferential
       Issue and/or Private Placement, with or without
       an over-allotment option, with or without reservation
       on firm and/or competitive basis of such part
       of the issue for such person or categories
       of persons as may be permitted, equity shares
       and/or equity shares through depository receipts
       including Global Depository Receipts [GDRs]
       and/or American Depository Receipts [ADRs]
       and/or Foreign Currency Convertible Bonds [FCCBs]
       and/or any securities convertible into equity
       shares at the option of the Company and/or
       securities linked to equity shares and/or securities
       with warrants including any instruments or
       securities representing either equity shares
       and/or Foreign Currency Convertible Bonds or
       Convertible Securities or fully convertible
       debentures/partly convertible debentures or
       any securities other than warrants which are
       convertible or exchangeable with equity shares
       at a later date or a combination of the foregoing
       [hereinafter collectively referred to as Securities],
       secured or unsecured, to be listed on any stock
       exchange inside India or any International
       stock exchange outside India, through an offer
       document and/or prospectus and/or offer letter
       and/or offering circular and/or information
       memorandum and/or any other offering document[s]
       including an umbrella or shelf offering document,
       as the Board in its sole discretion may at
       any time or times hereafter decide, for an
       aggregate amount not exceeding INR 750 Crores
       inclusive of such premium from time to time
       and such issue and allotment to be made at
       such time or times in one or more tranches,
       denominated in one or more currencies, at such
       price or prices in such manner and wherever
       necessary in consultation with the Lead Managers
       and/or Underwriters and/or Stabilizing Agents
       and/or other Advisors or otherwise on such
       terms and conditions as the Board may, in its
       absolute discretion, decide at the time of
       issue of Securities or on any other date; without
       prejudice to the generality of the above, the
       aforesaid Securities may have all or any terms
       or combination of the terms in accordance with
       international practice including but not limited
       to terms and conditions in relation to the
       payment of interest, additional interest, premium
       on redemption, prepayment and any other debt
       service payments whatsoever including terms
       for issue of additional equity shares or variation
       of the conversion price of the Securities during
       the duration of the Securities; in case of
       any issue/offering of Securities, to issue
       and allot such number of equity shares as may
       be required to be issued and allotted upon
       conversion, redemption or cancellation of any
       such Securities referred to above or as may
       be in accordance with the terms of issue/offering
       in respect of such Securities and such equity
       shares shall rank pari passu with the existing
       equity shares of the Company in all respects
       except provided otherwise under the terms of
       issue/offering and in the offer document and
       for prospectus and/or offer letter and/or offering
       circular and/or information memorandum and/or
       any other offering document[s] including an
       umbrella or shelf offering document and/or
       listing particulars; authorize the Company,
       in terms of Section 293(1)(a) and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to all necessary approvals, to
       the Board to secure, if necessary all or any
       of the above Securities to be issued by the
       creation of mortgage and/or charge on all or
       any of the Company's movable and/or immovable
       properties including intangibles, both present
       and future, in such form and manner and on
       such terms as may be deemed fit and appropriate
       by the Board; the Company and/or any entity,
       agency or body authorized and/or appointed
       by the Company, may upon issue of Securities
       or conversion of Securities into equity shares,
       issue depository receipts representing the
       underlying Securities issued by the Company
       in negotiable registered or bearer form with
       such features and attributes as are prevalent
       in international capital markets for instruments
       of this nature and to provide for the tradability
       and free transferability thereof as per international
       practices and regulations [including listing
       on one or more stock-exchange[s] inside or
       outside India] and under the forms and practices
       prevalent in the domestic/International markets;
       authorize the Board to enter into and execute
       all such CONTD..

       CONTD... arrangements/contracts/arrangements              Non-Voting
       with any Lead Manager[s], Manager[s], Global
       Coordinator[s], Book Runner[s], Underwriter[s],
       Guarantor[s], Depository[ies], Trustee[s],
       Custodian[s], Principal Paying Agent[s], Paying
       Agent[s], Conversion Agent[s], Transfer Agent[s],
       Process Agent[s], Listing Agent[s], Stabilizing
       Agent[s], Agent[s] for service of process,
       Legal Advisor[s], Registrar[s] and any other
       agencies as may be involved or concerned in
       such offerings of Securities and to remunerate
       all such advisors and agencies by way of commission,
       brokerage, fees or the like including reimbursement
       of their actual expenses and also to seek the
       listing of such Securities in one or more international/Domestic
       Stock Exchanges; authorize the Board, in consultation
       with the Lead Managers, Underwriters, Advisors
       and/or other persons as appointed by the Company
       wherever deemed necessary by the Board, for
       the purpose of giving effect to the above,
       to determine the form, terms and timing of
       the issue[s]/offering[s] including the investor/investors
       to whom the Securities are to be allotted,
       number of Securities to be issued in each tranche,
       issue price, face value, number of equity shares
       or other Securities upon conversion or redemption
       or cancellation of the Securities, the price,
       premium or discount on issue/conversion/redemption
       of Securities, rate of interest, period of
       conversion or redemption, listing on one or
       more Stock Exchanges in India and/or abroad
       and fixing of record date[s] or book closure[s]
       and related or incidental matters, as the Board
       in its absolute sole discretion deem fit, and
       accept any modifications in the proposal as
       may be required by the authorities in such
       issues in India and/or abroad; the relevant
       date, if necessary, for determining the pricing
       is 30 days prior to the date of the EGM at
       which the approval of the shareholders in terms
       of Section 81(1A) of the Companies Act, 1956
       is obtained, which is 07 OCT 2009, authorize
       the Board to issue and allot such number of
       Securities as may be required, including issue
       and allotment of equity shares upon conversion
       of any Securities referred to above or as may
       be necessary in accordance with the terms of
       the offer all such equity shares ranking paripassu
       and inter-se with the then existing equity
       shares of the Company in all respects; such
       of these Securities as are not subscribed may
       be disposed off by the Board in its absolute
       discretion in such manner, as the Board may
       deem fit and as permissible by law; authorize
       the Board, for the purpose of giving effect
       to the above resolution and matters flowing
       from, connected with and incidental to any
       of the matters mentioned in the aforesaid resolution,
       to take all actions and to do all such deeds,
       matters and things as it may, in its absolute
       discretion, deem necessary, desirable or expedient
       to the issue/offer or allotment or conversion
       of the aforesaid Securities, listing thereof
       with any of the international/domestic stock
       exchange[s] and to resolve and settle all questions
       and difficulties that may arise in the proposed
       issue/offer, allotment and conversion of any
       of the aforesaid Securities, utilization of
       the issue proceeds and to do all acts, deeds
       and things in connection therewith and incidental
       thereto as the Board may in its absolute discretion
       deem fit, without being required to seek any
       further consent or approval of the shareholders
       or otherwise to the end and intent that they
       shall be deemed to have given their approval
       thereto expressly by the authority of this
       Resolution; to delegate all or any of the powers
       conferred by this resolution on it, to any
       Committee or sub-Committee of Directors or
       the Chairperson or any other Director[s] or
       Officer[s] of the Company to give effect to
       the aforesaid resolution with the power to
       such Committee/sub-Committee of the Board to
       further delegate all or any of its powers/duties
       to any of its Members

3.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 293(1)(d) of the
       Companies Act, 1956 and other applicable provisions,
       if any of the Companies Act, 1956 and in supersession
       of the earlier resolution passed by the members
       at the EGM of the Members of the Company held
       on 22 JAN 2007, [hereinafter referred to as
       the "Board" which term shall be deemed to include
       any committee thereof which the Board may have
       constituted or hereinafter constitute to exercise
       its powers including the powers conferred by
       this Resolution], to borrow any sum or sums
       of money for the business of the Company, from
       time to time, in Indian or Foreign currency
       or both, whether by way of cash credit, advance
       or deposit, loans or bill discounting or otherwise
       or by way of issue of debentures/bonds or any
       other security[ies], from time to time from
       any Bank(s)/Financial Institution[s] or any
       other Institution[s], firms, body corporate[s]
       or other person[s], in India or abroad from
       any one or more of the Company's Bankers and/or
       from anyone or more other persons, firms, bodies
       corporate or financial institutions and whether
       unsecured or secured by mortgage, charge, hypothecation
       or lien or pledge of the Company's assets and
       properties whether movable, immovable including
       intangibles, or stock-in-trade [including raw
       materials, stores, spare parts and components
       in stock or in transit] and work-in-progress
       and all or any of the undertakings of the Company
       notwithstanding that the moneys to be borrowed
       together with the moneys already borrowed by
       the Company [apart from temporary loans obtained
       from the Company's bankers in the ordinary
       course of business] will or may exceed the
       aggregate of the paid-up capital of the Company
       and its free reserves, that is to say, reserves
       not set apart for any specific purpose but,
       so however, that the total amount up to which
       the moneys may be borrowed by the Board of
       Directors and outstanding at any time shall
       not exceed of INR 2000 Crores; authorize the
       Board of Directors or any Committee thereof/person[s]
       authorized by the Board, to execute such deeds
       or debentures and debenture trust deeds or
       mortgage, charge, hypothecation, lien, promissory
       notes, deposit receipts and other deeds and
       instruments or writings as they may think fit
       and containing such conditions and covenants
       as the Board of Directors may think fit and
       to do all such acts, deeds and things as may
       be necessary, expedient and desirable for the
       purpose of giving effect to this Resolution

4.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section pursuant
       to the provisions of Section 293(1)(a) of the
       Companies Act, 1956, to mortgage and /or charge
       all or any of Company's assets and properties
       whether movable or immovable including intangibles,
       stock-in-trade [including raw materials, stores,
       spare parts and components in stock or in transit]
       and work-in-progress and all or any of the
       undertakings of the Company by way of mortgage/charge
       for securing the repayment of any loan obtained
       or to be obtained from any Banks, Financial
       Institutions or person or persons together
       with interest, costs, charges, expenses and
       any other money payable by the company for
       an amount not exceeding INR 2000 Crores; authorize
       the Board of Directors or any Committee thereof,
       person[s] authorized by the Board, to execute
       such deeds or debentures and debenture trust
       deeds or mortgage, charge, hypothecation, lien,
       promissory notes, deposit receipts and other
       deeds and instruments or writings as they may
       think fit and containing such conditions and
       covenants as the Board of Directors may think
       fit and to do all such acts, deeds and things
       as may be necessary, expedient and desirable
       for the purpose of giving effect to this Resolution

--------------------------------------------------------------------------------------------------------------------------
 ADVANTA INDIA LTD                                                                           Agenda Number:  702347786
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0017B109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2010
        ISIN:  INE517H01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 DEC, 2009 and the        audited profit
       and loss account as on that date together with
       the schedules   and annexure thereto and the
       reports of the Auditors and the Board of
       Directors thereon

2      Declare a dividend on equity shares of the Company        Mgmt          For                            For
       for the FYE 31 DEC 2009

3      Re-appoint Mr. Jaidev Rajnikant Shroff, as a              Mgmt          For                            For
       Director, who retires by         rotation

4      Re-appoint Mr. Vikram Rajnikant Shroff as a               Mgmt          For                            For
       Director, who retires by rotation

5      Appoint M/s. SR Batliboi and Associate, Chartered         Mgmt          For                            For
       Accountants, Mumbai as the

6      Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16 and 94 and other           applicable provisions,
       if any, of the Companies Act, 1956, the existing
       authorized share capital of INR 75,00,00,000
       of the Company consisting of     7,50,00,000
       equity shares of INR 10 each be reclassified
       split as 6,00,00,000 equity shares of INR 10
       each aggregating to INR 60,00,00,000 and 1,50,00,000
       preference shares, whether cumulative or non-cumulative
       of INR 10 each        aggregating to INR 15,00,00,000
       and consequently amend Clause V of the
       Memorandum of Association of the Company
       by substituting the following new    Clause
       V in place of existing Clause thereof, as specified;
       authorize the     Director of the Company to
       do all such acts, deeds, matters and things
       as may be necessary to give effect to this
       resolution

S.7    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and other applicable          provisions,
       if any, of the Companies Act, 1956, the Articles
       of Association   of the Company to insert the
       following new Sub-Article (5) alter the existing
       Sub-Article (4) of Article 7 of the Articles
       of Association of the Company,   as specified

--------------------------------------------------------------------------------------------------------------------------
 AFRICAN RAINBOW MINERALS LTD                                                                Agenda Number:  702135066
--------------------------------------------------------------------------------------------------------------------------
    Security:  S01680107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2009
        ISIN:  ZAE000054045
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.     Re-elect Mr. P. T. Motsepe as a Director                  Mgmt          For                            For

3.     Re-elect Mr. A. J. Wilkens as a Director                  Mgmt          For                            For

4.     Re-elect Mr. J. A. Chissano as a Director                 Mgmt          For                            For

5.     Re-elect Mr. J. R. McAlphine as a Director                Mgmt          For                            For

6.     Re-elect Dr. R. V. Simelane as a Director                 Mgmt          For                            For

7.     Elect Mr. M. Arnold as a Director                         Mgmt          For                            For

8.     Elect Mr. A. D. Botha as a Director                       Mgmt          For                            For

9.     Re-appoint Ernst and Young as the Auditors                Mgmt          For                            For

10.    Approve to increase the annual retainer fees              Mgmt          For                            For
       of the Directors

11.    Approve to increase the attendance fees of the            Mgmt          For                            For
       Directors

12.    Approve the placement of the un-issued ordinary           Mgmt          For                            For
       shares under the Directors control with terms
       and conditions of the ARM Share Plan

13.    Approve the placement of the un-issued ordinary           Mgmt          For                            For
       shares under the Directors control with term
       s and conditions of the ARM Share Incentive
       Scheme

14.    Grant authority to implement resolutions by               Mgmt          For                            For
       the Directors and signature of documentation

--------------------------------------------------------------------------------------------------------------------------
 ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS, SP                                       Agenda Number:  702073660
--------------------------------------------------------------------------------------------------------------------------
    Security:  P0355L123                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Sep-2009
        ISIN:  BRAEDUCDAM18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Grant authority for the issuance of debentures            Mgmt          For                            For
       that are not convertible into shares with secured
       guarantee in the amount of up to BRL 50,000,000.00
       debentures by the Company the issuance, under
       the terms of Article 52 ET sequence of Law
       Number 6404-76 and other applicable legal provisions

II.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       the power to amend, if necessary, the matters
       that are dealt with by the second part of the
       first paragraph of Article 59 of Law Number
       6404-76

III.   Authorize the Executive Committee of the Company          Mgmt          For                            For
       to take all the measures in the sense of promoting
       the filing of the issuance before the national
       securities commission cvm and other competent
       bodies, as well as to file the issue deed,
       enter into the collateral agreement, sign any
       and all documentation that is co-related to
       the issuance , hire credit rating agencies,
       financial institutions authorized to operate
       in the capitals market to carry out the placement
       of the debentures, as well as to hire the fiduciary
       agent, centralizing bank and paying and transfer
       agent, setting their respective fees

IV.    Ratify and confirm all of the acts relating               Mgmt          For                            For
       to the issuance, that were performed by the
       Executive Committee prior to the date of the
       general meeting

V.     Elect the Members of the Finance Committee                Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS, SP                                       Agenda Number:  702153367
--------------------------------------------------------------------------------------------------------------------------
    Security:  P0355L123                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Nov-2009
        ISIN:  BRAEDUCDAM18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Amend the main part of Article 5 of the Corporate         Mgmt          For                            For
       Bylaws as a result of: the capital increase
       decided on at the meeting of the Board of Directors
       held on 26 JUN 2009; and the voluntary conversion
       of common shares into preferred shares of the
       Company, within the framework of the proposal
       approved at the EGM held on 04 MAY 2009

2.     Approve the conversion of up to 164,688,000               Mgmt          For                            For
       common shares issued by the Company into preferred
       shares, at the proportion of 1 preferred share
       for each common share, under the terms and
       conditions stated in the mentioned proposal

--------------------------------------------------------------------------------------------------------------------------
 ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS, SP                                       Agenda Number:  702360342
--------------------------------------------------------------------------------------------------------------------------
    Security:  P0355L123                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BRAEDUCDAM18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the decision regarding the proposal               Mgmt          For                            For
       for the amendment of the main part of Article
       5 of the Corporate Bylaws of the Company as
       a result of the voluntary conversion of common
       shares into preferred shares of the Company,
       within the framework of the proposal at the
       EGM held on 25 NOV 2009

II.    Approve the decision regarding the proposal               Mgmt          For                            For
       for the amendment of Article 10, paragraph
       6, line I, as well as for the inclusion of
       line XIII in paragraph 6 of Article 10 of the
       Corporate bylaws of the Company

III.   Approve the decision regarding the stock option           Mgmt          For                            For
       plan

--------------------------------------------------------------------------------------------------------------------------
 ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS, SP                                       Agenda Number:  702372929
--------------------------------------------------------------------------------------------------------------------------
    Security:  P0355L123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BRAEDUCDAM18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve to knowledge the Directors accounts,              Mgmt          For                            For
       the Company's consolidated       financial
       statements for the FYE 31 DEC, 2009

II     Approve the destination of the YE results of              Mgmt          For                            For
       2009 and the distribution of     dividends

III    Elect the members of the Board of Directors               Mgmt          For                            For

IV     Approve to install and elect the finance committee        Mgmt          For                            For
       and set their remuneration

V      Approve to set the global remuneration of the             Mgmt          For                            For
       Directors for the FYE 2010

--------------------------------------------------------------------------------------------------------------------------
 BANCO COMPARTAMOS SA DE CV                                                                  Agenda Number:  702316553
--------------------------------------------------------------------------------------------------------------------------
    Security:  P08915103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2010
        ISIN:  MX41CO0H0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report from the Board of Directors            Mgmt          For                            For
       about the FYE on 31 DEC 2009   in accordance
       with the terms of that which is provided for
       in Article 172 of  the general mercantile Companies
       Law Article 28 of the securities market law
       and other applicable legal provisions

2      Approve the allocation of results from the 2009           Mgmt          For                            For
       FY including the payment of a dividend

3      Receive the report regarding the situation of             Mgmt          For                            For
       the fund for the purchase of    the Company's
       own shares and if relevant approval of the
       maximum amount of    funds that can be allocated
       to the acquisition of the Company's own shares
       for the 2010 FY

4      Receive the report regarding the fulfillment              Mgmt          For                            For
       of the Company's tax obligations in accordance
       with that which is provided for in Article
       86 part xx of the    income tax law

5      Appoint or ratify the Members who make up the             Mgmt          For                            For
       Board of Directors,

6      Appoint or ratify the Members of the Audit Committee      Mgmt          For                            For
       of the Company

7      Appoint or ratify the Commissioners of the Company        Mgmt          For                            For

8      Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and the    Commissioners

9      Approve the designation of the delegates                  Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BK PUB LTD                                                                          Agenda Number:  702323370
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y06070109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Apr-2010
        ISIN:  TH0001010R16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting
       SHOULD YOU WISH TO ATTEND    THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1      To approve the minutes of the 16th annual ordinary        Non-Voting
       meeting of shareholders    held on 10 APR 2009

2      To acknowledge the report on the results of               Non-Voting
       operations for the year 2009 as   presented
       in the annual report

3      To acknowledge the report of the Audit Committee          Non-Voting
       for the year 2009

4      To approve the balance sheet and the profit               Non-Voting
       and loss statement for the year   2009: that
       the balance sheet and the profit and loss statement
       as of 31 DEC   2009, presenting the financial
       status and operating results of the Bank
       during the year 2009, which were audited
       and certified by the auditors of     Deloitte
       Touche Tohmatsu Jaiyos Audit Co., Ltd. and
       were considered by the    Audit Committee CONTD.

5      To approve the appropriation of profit and the            Non-Voting
       payment of dividend for the    year 2009: the
       appropriation of profit and the payment of
       dividend for the    operating results of the
       year 2009 as follows: 1) to allocate as a legal
       reserve in the total amount of THB 1,000,000,000.00,
       being the allocation for the period of January-June
       2009 amounting to THB 500,000,000.00 (which
       had    already been made as per the CONTD.

-      CONTD. financial statements for the period ended          Non-Voting
       31 DEC 2009) and for the     period of July-December
       2009 amounting to THB 500,000,000.00; 2) to
       allocate  as other reserves in the amount of
       THB 5,000,000,000.00 which had already
       been made for the period of January-June 2009;
       3) to pay dividend for the     operating results
       of the year 2009 at the rate of THB 4.00 per
       ordinary       share, totaling THB 7,635,371,576.00
       or about 38.09% of the annual net        profit,
       a part of which had been paid as interim dividend
       at the rate of Baht 1.00 per ordinary share
       on 25 SEP 2009, and the remaining amount be
       paid on   07 MAY 2010 at the rate of THB 3.00
       per ordinary; CONTD.

-      CONTD. share; the record date for determining             Non-Voting
       the shareholders who have the   right to receive
       the dividend payment shall be 26 APR 2010 and
       the share      registration book shall be closed
       on 27 APR 2010, for the purpose of
       compiling the list of shareholders in accordance
       with Section 225 of the      Securities and
       Exchange Act B.E. 2535 as amended, the profit
       to be allocated  as dividend is the profit
       on which the Bank has paid income tax, and
       is       allocated from the portions of the
       profit which are subject to income tax
       from the highest rate progressively down to
       the lowest rate

6.1    Election of Mr. Chatri Sophonpanich as a Director,        Non-Voting
       who retires by ratation

6.2    Election of Mr. Kosit Panpiemras as a Director,           Non-Voting
       who retires by ratation

6.3    Election of Mr. Piti Sithi-Amnuai as a Director,          Non-Voting
       who retires by rotation

6.4    Election of Mr. Prasong Uthaisangchai as a Director,      Non-Voting
       who retires by rotation

6.5    Election of Mr. Pornthep Phornprapha as a Director,       Non-Voting
       who retires by rotation

6.6    Election of Mrs. Gasinee Witoonchart as a Director,       Non-Voting
       who retires by rotation

7      To acknowledge the Directors' remuneration                Non-Voting

8      To appoint the Auditors and determine the remuneration:   Non-Voting
       the Audit Committee   has considered and evaluated
       the quality of the work of the Auditor for
       the   year 2009 and reviewed the suitability
       as well as assessed the independence   and
       the qualifications of the said auditor according
       to the criteria          established, and is
       of the opinion that Deloitte Touche Tohmatsu
       Jaiyos Audit Co., Ltd. is suitable to be appointed
       as the Banks Auditor, the Board         therefore
       recommends that the shareholders meeting appoint
       CONTD.

-      CONTD. Mr. Permsak Wongpatcharapakorn, certified          Non-Voting
       public accountant            registration no.
       3427, and/or Mr. Suphamit Techamontrikul, certified
       public   accountant registration no. 3356,
       and/or Mr. Chavala Tienpasertkij, certified
       public accountant registration no. 4301, all
       of Deloitte Touche Tohmatsu      Jaiyos Audit
       Co., Ltd., as the Auditors of the Bank for
       the year 2010 with    the remuneration in the
       amount of THB 13,629,000.00, which is 8.03%
       more than that of the year 2009

9      Other business                                            Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 BANK OF GEORGIA JSC                                                                         Agenda Number:  702449984
--------------------------------------------------------------------------------------------------------------------------
    Security:  062269204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Jun-2010
        ISIN:  US0622692046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Bank's consolidated audited results           Mgmt          For                            For
       for FY 2009

2      Receive the Management Board's report on the              Mgmt          For                            For
       performance of the Bank in 2009

3      Approve the acceptance of resignations of Messrs.         Mgmt          For                            For
       Irakli Gilauri and Nicholas Enukidze from the
       Supervisor Board  of the Bank

4.1    Election of Allan Hirst  as the Supervisory               Mgmt          For                            For
       Board Member

4.2    Election of Jyrki Talvitie as the Supervisory             Mgmt          For                            For
       Board Member

4.3    Election of  Neil Janin as the Supervisory Board          Mgmt          For                            For
       Member

4.4    Election of  Alasdair Breach as the Supervisory           Mgmt          For                            For
       Board Member

5      Approve the compensation for the Bank's Supervisory       Mgmt          For                            For
       Board members

--------------------------------------------------------------------------------------------------------------------------
 BANK OF INDIA                                                                               Agenda Number:  702024516
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y06949112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jul-2009
        ISIN:  INE084A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       of the bank as at 31 MAR 2009, profit and loss
       account for the YE 31 MAR 2009; report of the
       Board of Directors on the working and activities
       of the Bank for the period covered by the accounts
       and the Auditors' Report on the balance Sheet
       and accounts

2.     Approve the payment of interim dividend and               Mgmt          For                            For
       declare final dividend on equity shares for
       the FY 2008 to 2009

--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD                                                                           Agenda Number:  702135181
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R162                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Nov-2009
        ISIN:  ZAE000117321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements                    Mgmt          For                            For

2.     Approve the Non Executive Directors remuneration          Mgmt          For                            For
       for the YE 30 JUN 2010

3.     Re-appoint Deloitte and Touche as the Auditors            Mgmt          For                            For
       and Trevor Brown as the Lead Audit Partner
       for the ensuing year

S.4    Approve the share buy back                                Mgmt          For                            For

5.1    Approve to place the unissued shares under the            Mgmt          For                            For
       control of the Directors

5.2    Approve to issue of ordinary shares for cash              Mgmt          For                            For

5.3    Approve the payment of dividend by way of pro             Mgmt          For                            For
       rata reduction of the share capital or share
       premium

5.4    Approve the creation and issue of convertible             Mgmt          Against                        Against
       debentures

6.1    Re-elect DDB Band as a Director                           Mgmt          For                            For

6.2    Re-elect LI Jacobs as a Director                          Mgmt          For                            For

6.3    Re-elect RM Kunene as a Director                          Mgmt          For                            For

6.4    Re-elect D Masson as a Director                           Mgmt          For                            For

6.5    Re-elect JL Pamensky as a Director                        Mgmt          For                            For

6.6    Re-elect SG Pretorius as a Director                       Mgmt          For                            For

6.7    Re-elect AC Salomon as a Director                         Mgmt          For                            For

6.8    Re-elect T Slabbert as a Director                         Mgmt          For                            For

7.     Re-elect Mr. NP Mageza as a Director in terms             Mgmt          For                            For
       of Article 24.2.2 of the Company's Articles
       of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       Other business                                            Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 BIM BIRLESIK MAGAZALAR A S JT STK CO                                                        Agenda Number:  702123631
--------------------------------------------------------------------------------------------------------------------------
    Security:  M2014F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Nov-2009
        ISIN:  TREBIMM00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Elect the Chairmanship and authorize the Chairmanship     Mgmt          For                            For
       to sign the minutes of the assembly

2.     Approve the Board of Directors' proposal concerning       Mgmt          For                            For
       distribution of profit from the profit of 2008
       which was transferred to the extraordinary
       reserves

3.     wishes                                                    Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 BIM BIRLESIK MAGAZALAR A S JT STK CO                                                        Agenda Number:  702325285
--------------------------------------------------------------------------------------------------------------------------
    Security:  M2014F102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2010
        ISIN:  TREBIMM00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve the opening, forming the Presidency               Mgmt          For                            For
       of the Board and authorizing the  Board Members
       to sign the minutes of meeting

2      Approve the examination and discussion of the             Mgmt          For                            For
       reports of Board members,       Auditors and
       the Independent Audit Firm

3      Approve the balance sheet and income statements           Mgmt          For                            For

4      Approve to take a decision for dividend distribution      Mgmt          For                            For

5      Approve the bonus issue and amend Item 6 of               Mgmt          For                            For
       Articles of Association

6      Approve the release of Board Members and Auditors         Mgmt          For                            For

7      Election of Board Members and approve to determine        Mgmt          For                            For
       their attendance fees

8      Election of two Auditors and approve to determine         Mgmt          For                            For
       their wages

9      Approve the permitting of the Board Members               Mgmt          For                            For
       as per Items 334 and 335 of TCC

10     Approve to inform shareholders about donations            Mgmt          For                            For

11     Approve to inform shareholders about given collaterals,   Mgmt          For                            For
       mortgages, pawns and  pledges to the third
       parties

12     Approve the Independent Audit Firm                        Mgmt          For                            For

13     Wishes                                                    Mgmt          Abstain                        Against

--------------------------------------------------------------------------------------------------------------------------
 BR PROPERTIES SA                                                                            Agenda Number:  702348233
--------------------------------------------------------------------------------------------------------------------------
    Security:  P59656101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2010
        ISIN:  BRBRPRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve the Board of Directors annual report,             Mgmt          For                            For
       the financial statements and    Independent
       Auditors report relating to FYE 31 DEC 2009

II     Approve the destination of the year end results           Mgmt          For                            For
       of 2009 and the distribution  of dividends

III    Approve to decide on the newspapers in which              Mgmt          For                            For
       Company notices will be          published

--------------------------------------------------------------------------------------------------------------------------
 BR PROPERTIES SA                                                                            Agenda Number:  702366368
--------------------------------------------------------------------------------------------------------------------------
    Security:  P59656101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2010
        ISIN:  BRBRPRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors

--------------------------------------------------------------------------------------------------------------------------
 BRMALLS PARTICIPACOES S A                                                                   Agenda Number:  702349639
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1908S102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve the remuneration for administrators               Mgmt          For                            For
       relating for the year 2010

--------------------------------------------------------------------------------------------------------------------------
 BRMALLS PARTICIPACOES S A                                                                   Agenda Number:  702335173
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1908S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve to examine, discuss the financial statements      Mgmt          For                            For
       relating to the FYE 31   DEC  2009

2      Approve the destination of the YE results of              Mgmt          For                            For
       2009 and the distribution of     dividends

3      Elect members of the Board of Directors                   Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 CB INDUSTRIAL PRODUCT HOLDING BHD CBIPH                                                     Agenda Number:  702413725
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1228S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2010
        ISIN:  MYL7076OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0      To lay the audited financial statements for               Non-Voting
       the FYE 31 DEC 2009 together with the reports
       of the Directors and Auditors thereon

1      Re-elect Michael Ting Sii Ching as a Director             Mgmt          For                            For
       retiring in accordance with     Article 99
       of the Articles of Association of the Company

2      Re-elect Tengku Ardy Esfandiari Bin Tengku A.             Mgmt          For                            For
       Hamid Shah as a Director        retiring in
       accordance with Article 99 of the Articles
       of Association of the  Company

3      Approve the payment of Non-Executive Directors'           Mgmt          For                            For
       fees of MYR 154,800.00 for    the FYE 31 DEC
       2009

4      Re-appoint Messrs. Crowe Horwath  formerly known          Mgmt          For                            For
       as Messrs Horwath  as the    Auditors  of the
       Company and authorize the Directors to fix
       their             remuneration

5      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the Companies Act, 1965    the 'Act' , rules,
       regulations and orders made pursuant to the
       Act,           provisions of the Company's
       Memorandum and Articles of Association and
       the    requirements of the Bursa Malaysia Securities
       Berhad  'Bursa Securities'  and any other relevant
       authority, to make  purchases of ordinary shares
       of RM0.50 each in the Company's issued and
       paid-up share capital through the Bursa
       Securities subject further to the following:
       (i) the maximum number of shares which may
       be purchased and/or held by the Company shall
       be equivalent to 10%  of the issued and paid-up
       share capital of the Company shares for the
       time    being;(ii) the maximum funds to be
       allocated by the Company for the purpose
       of purchasing the shares shall not exceed the
       total retained profit or share  premium reserve
       of the Company CONTD

CONT   CONTD based on the last audited accounts as               Non-Voting
       at 31 DEC 2009, the retained      profit  and
       share premium reserve of the Company were RM19,573,150.00
       and MYR 5,558,873.00 respectively; (iii)  Authority
       expires the earlier of the        conclusion
       of the next AGM of the Company or the expiration
       of the period     within which the next AGM
       after that date is required by the law to be
       held , but not so as to prejudice the completion
       of purchases by the Company before  the aforesaid
       expiry date and, in any event, in accordance
       with the           provisions of the guidelines
       issued by the Bursa securities or any other
       relevant authority; and CONTD

CONT   CONTD (iv) upon completion of the purchase(s)             Non-Voting
       of the shares by the Company,   to deal with
       the shares in the following  manner:(a) cancel
       the Shares so     purchased; or (b) retain
       the Shares so purchased as treasury shares;
       or (c)   retain part of the Shares so purchased
       as treasury shares and cancel the      remainder;
       or (d) distribute the treasury shares as dividends
       to shareholders and/or resell on the Bursa
       securities and/or cancel all or part of them;
       or   in any other manner as prescribed by the
       Act, rules, regulations and orders   made pursuant
       to the act and the requirements of the Bursa
       Securities and any other relevant authority
       for the time being in force;

CONT   to take all such steps as are necessary or expedient      Non-Voting
       to implement or to       effect the purchase(s)
       of the Shares with full power to assent to
       any         condition, modification, variation
       and/or amendment as may be imposed by the
       relevant authorities and to take all such steps
       as they may deem necessary or expedient in
       order to implement, finalize and give full
       effect in relation    thereto

6      Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Act, 1965, to issue  shares in
       the Company, at any time, at such price, upon
       such terms and        conditions for such purpose
       and to such person or persons whomsoever as
       the   Directors may in their absolute discretion
       deem fit provided that the         aggregate
       number of shares to be issued does not exceed
       10% of the issued     share capital of the
       Company at the time of issue and to obtain
       the approval  for the listing of and quotation
       for the additional shares so issued on the
       Bursa Malaysia securities Berhad; and  Authority
       expires at the conclusion of the next AGM of
       the Company

S.1    Amend the Articles 120(1), 120(2), 120(3), 156(1),        Mgmt          For                            For
       156(2), 156(3) of the      Articles of Association
       of the Company, as specified

--------------------------------------------------------------------------------------------------------------------------
 CHAGALA GROUP LTD                                                                           Agenda Number:  702468249
--------------------------------------------------------------------------------------------------------------------------
    Security:  157437203                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2010
        ISIN:  US1574372033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's financial statements for            Mgmt          For                            For
       2009

2      Election of Javier del Ser as a Director of               Mgmt          For                            For
       the Company

--------------------------------------------------------------------------------------------------------------------------
 CHEIL WORLDWIDE INC, SEOUL                                                                  Agenda Number:  702253193
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1296G108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2010
        ISIN:  KR7030000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Approve the change of par value                           Mgmt          For                            For

3      Amend the Articles of Incorporation                       Mgmt          For                            For

4      Election of one Executive Director and one Outside        Mgmt          For                            For
       Director

5      Approve the remuneration of a Director                    Mgmt          For                            For

6      Approve the remuneration of an Auditor                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA DONGXIANG (GROUP) CO LTD                                                              Agenda Number:  702086100
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2112Y109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Sep-2009
        ISIN:  KYG2112Y1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the execution of the agreement         Mgmt          For                            For
       [the ''Cooperation Agreement''] entered into
       between [Shanghai Gabanna Sporting Goods Co.,
       Limited] [''Shanghai Gabanna''] and Mr. Chen
       Yiliang, Mr. Chen Yiyong, Mr. Chen Yizhong,
       [Dong Gan Jing Ji Company Limited] and [Dong
       Gan Jiu Liu Sportswear Company Limited] on
       24 AUG 2009, pursuant to which, among others,
       Shanghai Gabanna agreed to subscribe for 30%
       equity interest in the joint venture Company,
       namely [Shanghai Yi Bo Tu Li Company Limited],
       [as specified], the terms thereof, the execution
       and delivery thereof by the Company and the
       performance and implementation of the transactions
       contemplated thereunder; and authorize any
       1 Director of the Company for and on behalf
       of the Company to do all acts and things and
       to approve, execute and deliver all notices,
       documents, instruments or agreements as may
       be necessary, desirable or expedient to carry
       out to give effect to any or all transactions
       contemplated under the Cooperation Agreement
       and the New Framework Agreement and to agree
       such variations, amendments or waivers thereof
       as are, in the opinion of such Director, in
       the interests of the Company, if the use of
       common seal is required under the Cooperation
       Agreement and the New Framework Agreement,
       any two Directors or any one Director and the
       Company secretary of the Company are authorized
       to sign and use the common seal

2.     Approve the New Framework Agreement to be entered         Mgmt          For                            For
       into between the Company, [Dong Gan Jing Ji
       Company Limited] and [Han Bo Jia Ye [Beijing]
       Company Limited], [as specified], the terms
       thereof, the execution and delivery thereof
       by the Company and the performance and implementation
       of the transactions contemplated thereunder;
       and authorize any 1 Director of the Company
       for and on behalf of the Company to do all
       acts and things and to approve, execute and
       deliver all notices, documents, instruments
       or agreements as may be necessary, desirable
       or expedient to carry out to give effect to
       any or all transactions contemplated under
       the Cooperation Agreement and the New Framework
       Agreement and to agree such variations, amendments
       or waivers thereof as are, in the opinion of
       such Director, in the interests of the Company,
       if the use of common seal is required under
       the Cooperation Agreement and the New Framework
       Agreement, any two Directors or any one Director
       and the Company secretary of the Company are
       authorized to sign and use the common seal

3.     Approve the annual caps of the Company under              Mgmt          For                            For
       the New Framework Agreement in the amount of
       RMB 455,000,000, RMB 591,000,000 and RMB 769,000,000
       for the 3 years ending 31 DEC 2010, 2011 and
       2012; and authorize any 1 Director of the Company
       for and on behalf of the Company to do all
       acts and things and to approve, execute and
       deliver all notices, documents, instruments
       or agreements as may be necessary, desirable
       or expedient to carry out to give effect to
       any or all transactions contemplated under
       the Cooperation Agreement and the New Framework
       Agreement and to agree such variations, amendments
       or waivers thereof as are, in the opinion of
       such Director, in the interests of the Company,
       if the use of common seal is required under
       the Cooperation Agreement and the New Framework
       Agreement, any two Directors or any one Director
       and the Company secretary of the Company are
       authorized to sign and use the common seal

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA ECOTEK CORP                                                                           Agenda Number:  702470307
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1416K104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  TW0001535003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To the 2009 business report and financial statements      Non-Voting

1.2    To the Supervisor's review report on 2009 financial       Non-Voting
       statements

1.3    Others reporting issue                                    Non-Voting

2.1    Adopt the 2009 business report and financial              Mgmt          For                            For
       statements

2.2    Adopt the distribution of 2009 Profits  cash              Mgmt          For                            For
       dividend TWD 2.7 per share

3      Approve to establish the operational procedures           Mgmt          For                            For
       for loaning of Company funds

4      Extemporary motion                                        Non-Voting

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702419082
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15002101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423865.pdf

1      Receive the audited financial statements and              Mgmt          For                            For
       the report of  the Auditor for   the YE 31
       DEC 2009

2      Receive the proposed profit distribution and              Mgmt          For                            For
       annual dividend  for the YE 31   DEC 2009

3      Receive  the report of the Directors of the               Mgmt          For                            For
       Company for the  YE 31 DEC 2009

4      Receive  the report of the Supervisory Committee          Mgmt          For                            For
       of the  Company for the YE   31 DEC  2009

5      Approve  the performance evaluation of 2008               Mgmt          For                            For
       and 2009 of  the Stock            Appreciation
       Rights Scheme of the Company

6      Re-appointment of Ernst & Young Hua Ming and              Mgmt          For                            For
       Ernst & Young as the domestic   and international
       auditors of the Company  for the year 2010
       and to authorize the Board of Directors to
       fix the  remuneration thereof

7      Re-election Mr. Wu Mengei as a Non-Executive              Mgmt          For                            For
       Director of the Company with     immediate
       effect

8      Election of  Mr, Fong Wo, Felix as an independent         Mgmt          For                            For
       Non-Executive Director of   the  Company with
       immediate effect

9      Election of  Mr. Chen Quansheng as an independent         Mgmt          For                            For
       Non-Executive Director of   the Company with
       immediate effect

10     Election of  Ms. An Xuefen as a Supervisor of             Mgmt          For                            For
       the Company with immediate      effect

S.11   Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution and        subject to all
       applicable laws, rules and regulations and/or
       requirements of  the governmental or regulatory
       body of securities in the People's Republic
       of China  the PRC , The Stock Exchange of Hong
       Kong Limited  the Stock Exchange  or of any
       other governmental or regulatory body, to exercise,
       whether by a    single exercise or otherwise,
       all the powers of the Company to allot, issue
       and deal with the overseas listed foreign
       shares  H Shares  during the        relevant
       period  as specified in this resolution ; the
       aggregate nominal      amount of the H Shares
       which are authorized to be allotted by the
       directors   of the Company pursuant to the
       approve this resolution shall not exceed 20%
       of the aggregate nominal amount of the H
       Shares of the Company CONT

CONT   CONT in issued as at the date of passing this             Non-Voting
       resolution, and the said        approval shall
       be limited accordingly; and the authority granted
       this         resolution shall be conditional
       upon the approvals of any regulatory
       authorities as required by the laws, rules
       and regulations of the PRC being   obtained
       by the Company;  Authority expires the earlier
       of this resolution    until the conclusion
       of the next AGM of the Company within which
       the next AGM of the Company is required by
       law or the Company's Articles of Association
       to be held ; subject to the approval of all
       relevant governmental authorities in the PRC
       for the issue and allotment of and dealing
       in such H Shares being     granted, authorize
       the Directors of the Company to make such corresponding
       amendments to the Articles of Association
       the Articles  of the Company as    CONT

CONT   CONT it thinks fit so as to change the registered         Non-Voting
       capital of the Company and  to reflect the
       new capital structure of the Company upon the
       exercise of the  authority to allot, issue
       and deal in H Shares as conferred this resolution;
       and file the amended Articles with the relevant
       governmental authorities of   the PRC of the
       Company

--------------------------------------------------------------------------------------------------------------------------
 CIA HERING SA, BLUMENAU                                                                     Agenda Number:  702295684
--------------------------------------------------------------------------------------------------------------------------
    Security:  P50753105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2010
        ISIN:  BRHGTXACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A      Receive the Administrators accounts, to examine,          Mgmt          For                            For
       discuss and vote on the      administrations
       report, the financial statements accompanied
       by the           Independent Auditors report
       regarding the FY ending on 31 DEC 2009

B      Approve the capital budget and working capital            Mgmt          For                            For

C      Approve the distribution of net profits from              Mgmt          For                            For
       the 2009, ratification of the    payment the
       interest over capital and to pay Company dividends

D      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors and the       Consultant
       Committee

--------------------------------------------------------------------------------------------------------------------------
 CJ HOME SHOPPING                                                                            Agenda Number:  702270935
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y16608104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2010
        ISIN:  KR7035760008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of incorporation                       Mgmt          Abstain                        Against

3      Approve the remuneration for Director                     Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANK OF ZIMBABWE LTD                                                             Agenda Number:  702441659
--------------------------------------------------------------------------------------------------------------------------
    Security:  V2388U107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  ZW0009011108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, the nominal share capital of CBZ Holdings        Mgmt          For                            For
       Limited of ZWD nil divided into 1,000,000,000
       ordinary shares of ZWD 0,0000000000000000000000020
       each be redenominated to USD10,000,000 divided
       into 1,000,000,000 ordinary shares of  USD
       0,01 (one cent) each; and that the issued share
       capital of the Company be redenominated to
       USD 6,841,445 divided into 684,144,546 ordinary
       shares of a  nominal value of ZWD 0.01 each;
       authorize the Directors that pursuant to such
       redenomination, to transfer from the capital
       reserve of the Company, an       amount sufficient
       to fund the above redenomination; and that
       a sum of USD     26,708,659 be converted into
       share premium from the same reserve; amend
       the   Articles and Memorandum of Association
       of the Company to take consideration   of the
       above

2.A    Receive the audited annual financial statements           Mgmt          For                            For
       for the YE 31 DEC 2009,       including the
       Chairman's, Group Chief Executive Officer's,
       Managing           Directors' reports and the
       report of the External Auditors thereon

2.B    Approve the passing of the final dividend for             Mgmt          For                            For
       the YE 31 DEC 2009

2.C    Appointment of Messrs Tinoziva Bere, David Govere,        Mgmt          For                            For
       Givemore Taputaira,        Mohamed I Ben Ghali,
       Madam Roseline Nhamo and Dr. John Panonetsa
       Mangudya as  an Alternate Directors, during
       the course of the year; to note that in terms
       of Article 67 of the Articles of Association,
       Directors are required, after   serving a period
       of three years, to retire from the Board by
       rotation and     that in terms thereof there
       are no Directors eligible for retirement this
       year; to note the resignation of Mr. Aflar
       Omar Magsi

2.D    Approve the remuneration paid to the Directors            Mgmt          For                            For

2.E    Authorize the Directors to approve payment of             Mgmt          For                            For
       the External Auditors fees

2.F    Re-appointment of KPMG Chartered Accountants              Mgmt          For                            For
       Zimbabwe  as the External       Auditors of
       the Company

3      Transact such other business                              Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 CONSTRUTORA TENDA SA                                                                        Agenda Number:  702096997
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3142Z108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Oct-2009
        ISIN:  BRTENDACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
       ABSTAIN ARE ALLOWED. THANK YOU.

1.     Amend the following Articles or Chapters of               Mgmt          For                            For
       the Company's Corporate Bylaws, (I) 2 (Corporate
       Head Quarters), (II) 3 (Corporate Purpose),
       (III) 5 (Corporate Stock), (IV) 8 (authorized
       share capital), (V) 15 (Lines D, F, and J)
       (authority of the general meeting of shareholders),
       (VI) 18 (Granting of loans), (VII) 21 (Main
       Part and Paragraphs 5, 6 and 7), 24, 25 and
       26 (Board of Directors), (VIII) Chapter IV
       (Board of Directors Advisory Committees), (IX)
       31 (Main Part and Paragraphs 2, 3, 4 and 5)
       and 32 (Paragraphs 2, 3, 4, 5, 6 and 8) (Executive
       Committee), (X) 33, 34, 35, 36 and 37 (Company
       Representation), (XI) Chapter VII (FY, financial
       statements and profits), and removal of the
       following Articles or Chapters, (XII) 59 (protection
       of dispersal of shareholder base), (XIII) Chapter
       XIII (Temporary Provisions), with the consequent
       renumbering and later consolidation of the
       Company's Corporate Bylaws, all in accordance
       with the proposal of the Management of the
       Company made available to shareholders on the
       website of the National Securities Commission
       and Bmandfbovespa S.A. Bolsa DE Valores, Mercadorias
       E Futuros, through the Periodic Information
       System (IPE)

--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  933197231
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2519Y108                                                             Meeting Type:  Annual
      Ticker:  BAP                                                                   Meeting Date:  26-Mar-2010
        ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE ANNUAL REPORT OF              Mgmt          For                            For
       THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2009.

02     TO CONSIDER AND APPROVE THE AUDITED CONSOLIDATED          Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2009, INCLUDING THE REPORT OF THE INDEPENDENT
       AUDITORS OF THE COMPANY THEREON.

03     TO APPOINT THE EXTERNAL AUDITORS OF THE COMPANY           Mgmt          For                            For
       TO PERFORM SUCH SERVICES FOR THE FINANCIAL
       YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702229356
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1788L144                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Feb-2010
        ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16,31, 94 and other           applicable provisions,
       if any, of the Companies Act, 1956, and the
       provisions of Article 4 of the Articles of
       Association of the Company, to increase the
       authorized share capital of the Company from
       INR 1,250,000,000 divided into   625,000,000
       equity shares of INR 2 each to INR 2,600,000,000,
       divided into    1,300,000,000 equity shares
       of INR 2 each; amend the existing Clause 5
       of the Memorandum of Association of the Company
       as specified

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 78
       and other applicable provisions, if any, of
       the Companies Act,  1956, Article 168 of the
       Articles of Association of the Company, and
       subject  to the Guidelines issued by the Securities
       and Exchange Board of India, and   other approvals
       as necessary, to capitalize such amount out
       of the Securities Premium Account of the Company
       for issue of fully paid bonus shares of the
       face value of INR 2 each, to the holders
       of the existing equity shares of the Company,
       on such Record date CONTD

-      CONTD as may be fixed by the Board in this regard,        Non-Voting
       in the proportion of 3 new equity shares for
       every 4 equity shares to which the shareholder
       is entitled; the bonus shares shall be subject
       to the Memorandum and Articles of
       Association of the Company; and shall rank
       pari passu in all respects with    and carry
       the same rights as the existing equity shares
       and shall be entitled to participate in full,
       in any dividend declared after the allotment
       of bonus shares; no letter(s) of allotment
       shall be issued to the allottees of the
       Bonus shares; instead, share certificates
       will be dispatched to the           shareholders
       who hold the existing equity shares in physical
       form and the     respective beneficiary accounts
       will be credited for the bonus shares, for
       such shareholders who hold CONTD

-      CONTD the existing equity shares in dematerialized/electronicNon-Voting
       form, within    the prescribed period; in respect
       of fractional entitlements, the bonus
       shares shall be consolidated and allotted
       to any person(s) appointed by the   Board in
       trust, on the understanding that such person(s)
       shall sell the Bonus shares at such price or
       prices to such persons as they may think fit,
       as soon as practicable, after the allotment
       of such bonus shares, and pay to the      Company,
       the net sale proceeds  after deducting all
       expenses and taxes        relating to such
       sale , which proceeds shall be distributed
       by the Company    pro rata amongst the shareholders
       CONTD

-      CONTD entitled thereto; authorize the Board               Non-Voting
       of Directors  which shall include any committee
       which the Board may constitute, or any Director/Officer
       authorized by the Board for this purpose
       , to settle all matters arising out  of and
       incidental to the abovementioned issue of bonus
       equity shares and      further take all actions
       as it may, in its absolute discretion, deem
       necessary to give effect to this resolution

--------------------------------------------------------------------------------------------------------------------------
 CSE GLOBAL LTD                                                                              Agenda Number:  702327607
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8346J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2010
        ISIN:  SG1G47869290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited accounts of the       Company for
       the YE 31 DEC 2009 together with the Auditors'
       report thereon

2      Declare a first and final  one-tier tax exempt            Mgmt          For                            For
       dividend of 3.5 cents per     ordinary share
       for the YE 31 DEC 2009  2008: Final one-tier
       tax exempt        dividend of 3 cents per ordinary
       share

3      Re-elect Mr. Lim Ming Seong, as the Director              Mgmt          For                            For
       of the Company retiring pursuant to Article
       95 of the Articles of Association of the Company;
       Mr. Lim Ming     Seong will, upon re-election
       as a Director of the Company, remain as Chairman
       of the Board and Chairman of the Nominating
       and Compensation Committees and   will be considered
       independent

4      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       of the Company to fix their remuneration

5      Approve the payment of Directors' fees of USD             Mgmt          For                            For
       223,000 for the YE 31 DEC 2009  2008: USD 229,000

-      Transact any other business                               Non-Voting

6      Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares up to 20% of the       issued shares
       in the share capital of the Company; that pursuant
       to Section   161 of the Companies Act, Capital.
       50 and Rule 806 of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       a   i  issue shares in the Company whether
       by way of rights, bonus or otherwise; and/or
       ii  make or     grant offers, agreements or
       options  collectively, ''Instruments''  that
       might or would require shares to be issued,
       including but not limited to the  creation
       and issue of  as well as adjustments to  options,
       warrants,          debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the    Directors of
       the Company may in their absolute discretion
       deem fit; CONTD

-      CONTD and  b   notwithstanding the authority              Non-Voting
       conferred by this Resolution    may have ceased
       to be in force  issue shares in pursuance of
       any Instruments  made or granted by the Directors
       of the Company while this resolution was in
       force provided that:;  1  the aggregate number
       of shares  including shares to be issued in
       pursuance of the Instruments, made or granted
       pursuant to this   resolution  to be issued
       pursuant to this resolution shall not exceed
       20% of  the total number of issued shares
       excluding treasury shares  in the capital
       of the Company  as calculated in accordance
       with sub-paragraph  2  below ;  2   subject
       to such calculation as may be prescribed by
       the SGX-ST  for the     purpose of determining
       the aggregate number of shares that may be
       issued      under sub-paragraph  1) above,
       the total number of issued shares CONTD

-      CONTD  excluding treasury shares  shall be based          Non-Voting
       on the total number of      issued shares
       excluding treasury shares in the capital of
       the Company at the time of the passing of this
       resolution, after adjusting for;  a  new shares
       arising from the conversion or exercise of
       any convertible securities;  b)    new shares
       arising from exercising share options or vesting
       of share awards   which are outstanding or
       subsisting at the time of the passing of this
       Resolution; and  c  any subsequent bonus
       issue, consolidation or subdivision  of shares;
       3  in exercising the authority conferred by
       this resolution, the  Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST  for the time being in force  unless
       such compliance has been waived by the    SGXST
       and the Articles of Association of the Company;
       CONTD

-      CONTD and  4  unless revoked or varied by the             Non-Voting
       Company in a general meeting,  Authority expires
       at the conclusion of the next AGM of the Company,
       or the    date by which the next AGM of the
       Company is required by law to be held,
       whichever is earlier

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702070335
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Sep-2009
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

A.     Elect all Members of the Board of Directors               Mgmt          For                            For
       of the Company

B.     Approve the proposal for the takeover, by the             Mgmt          For                            For
       Company, of the following controlled Companies
       of the Company takeover Laboratorio Imuno Ltda,
       Clinica Medica Vita Ltda, Laboratorio Louis
       Pasteur Patologia Clinica Ltda, Maxidiagnosticos
       Participacoes Ltda, Cedimax Diagnosticos Medicos
       Ltda, Clinica Radiologica Clira Ltda, Digirad
       Diagnosticos Medicos Ltda, and Clinica Radiologica
       Brafer Ltda absorbed Companies, with the consequent
       extinction of the absorbed Companies

C.     Approve the protocol and justification for the            Mgmt          For                            For
       takeover of the absorbed Companies by the Company

D.     Approve and ratify the recommendation, by the             Mgmt          For                            For
       Executive Committee of the Company, of KPMG
       Auditors Independents, a Company specialized
       in evaluations, with Headquarters in the City
       of Sao Paulo, in the state of Sao Paulo, at
       33 Rua Renato Paes De Barros, with corporate
       taxpayer ID CNPJ Mf Number 57.755.217/0001/29,
       and regional accounting council CRC Number
       2SP014428.O.6, as the expert Company responsible
       for the evaluation of the net book/entry assets
       of the absorbed companies at their book entry
       equity value, as well as preparation of the
       respective evaluation reports evaluation reports

E.     Approve the evaluation reports of the Absorbed            Mgmt          For                            For
       Companies

F.     Authorize the Administrators of the Company               Mgmt          For                            For
       to adopt all measures necessary aiming at formalizing
       the takeover before the competent public bodies

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702156793
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Dec-2009
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the proposal for the merger, by the               Mgmt          For                            For
       Company, of the following subsidiary Companies
       of the Company merger Laboratorio Alvaro Ltda,
       Laboratorio Frischmann Aisengart Ltda, Laboratorio
       Atalaia Ltda, Image Memorial Ltda, Med Imagem
       Ultra Sonografia and Radiologia Ltda, Cedic
       Centro Diagnosticos Por Imagem De Cuiaba Ltda,
       Centro Medico De Diagnostico Laboratorial Ltda.
       and Unidade Cearense De Imagem Ltda, merged
       Companies, with the consequent extinction of
       the merged Companies

2.     Approve the protocol and justification of merger          Mgmt          For                            For
       of the merged Companies into the Company

3.     Ratify the appointment of KPMG Auditors Independents,     Mgmt          For                            For
       with its headquarters in the city of Sao Paulo,
       state of Sao Paulo, at Rua Dr. Renato Paes
       De Barros, number 33, with Corporate Taxpayer
       ID CNPJMF number 57.755.2 17.0001.29 and public
       accounting registration CRC number 2SP 014428o6,
       as the expert Company responsible for the evaluation
       of the equity of the merged Companies at their
       book value, as well as for the preparation
       of the respective valuation reports

4.     Approve the valuation reports                             Mgmt          For                            For

5.     Authorize the Managers of the Company to take             Mgmt          For                            For
       all the measures necessary for the purpose
       of formalizing the merger before the public
       agencies with jurisdiction

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702156818
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Dec-2009
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the proposal for the merger, by the               Mgmt          For                            For
       Company, of the following subsidiary Companies
       of the Company merger, Exame Laboratorios De
       Patologia clinica Ltda merged Companie, with
       the consequent extinction of the merged Companie

2.     Approve the protocol and justification of merger          Mgmt          For                            For
       of the merged Companies into the Company

3.     Ratify the appointment of KPMG Auditors Independents,     Mgmt          For                            For
       with its headquarters in the city of Sao Paulo,
       state of Sao Paulo, at Rua Dr. Renato Paes
       De Barros, number 33, with Corporate Taxpayer
       ID CNPJMF number 57.755.2 17.0001.29 and public
       accounting registration CRC number 2SP 014428o6,
       as the expert Company responsible for the evaluation
       of the equity of the merged Companies at their
       book value, as well as for the preparation
       of the respective valuation reports

4.     Approve the valuation reports                             Mgmt          For                            For

5.     Authorize the Managers of the Company to take             Mgmt          For                            For
       all the measures necessary for the purpose
       of formalizing the merger before the public
       agencies with jurisdiction

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702179880
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Dec-2009
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

i.     Approve, in accordance with the terms of Article          Mgmt          For                            For
       12, Line IV, of the          Corporate Bylaws
       of the Company, of the proposal from the Management,
       to      split common shares issued by the Company,
       with each 1 common share coming to be represented
       by 4 common shares, with the shareholders receiving
       3 new      common shares for each  1  common
       share held by the shareholders on the date
       that the general meeting that approves the
       split is held, with it being       certain
       that the shares coming from the split will
       participate on equal terms in all of the benefits,
       including dividends and any other capital
       remuneration that comes to be distributed
       by the Company beginning on 28 DEC  2009 ,
       including that date

ii.    Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company, to reflect the    number of
       shares into which the share capital is divided
       as a result of the   share split mentioned
       above

iii.   Amend the main part of Article 6 of the Corporate         Mgmt          For                            For
       Bylaws of the Company, to   increase the authorized
       capital limit

Iv.    Approve the consolidation of the Corporate Bylaws         Mgmt          For                            For
       of the Company

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702182332
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2009
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the merger, into the Company, of Exame            Mgmt          For                            For
       Laboratorios De Patologia Clinica Ltd a merged
       Company, a subsidiary of the Company, with
       the consequent extinction of the merged Company

II.    Approve the Protocol and Justification of the             Mgmt          For                            For
       merger of the merged Company into the Company

III.   Ratify the recommendation, by the Executive               Mgmt          For                            For
       Committee of the Company, of KPMG Auditores
       Independentes, with headquarters in the city
       of Sao Paulo, State of Sao Paulo, at 33 RUA
       DR. Renato Paes De Barros, with corporate taxpayer
       ID CNPJMF number 57.755.217.0001.29 and Regional
       Accounting Council CRC number 2SP014428O6 as
       the expert Company responsible for the valuation
       of the net assets of the merged Company using
       its accounting asset value, as well as for
       the preparation of the respective valuation
       report valuation report

IV.    Approve the valuation report                              Mgmt          For                            For

V.     Grant authority so that the Administrators of             Mgmt          For                            For
       the Company adopt all necessary measures aimed
       at formalizing the merger with the appropriate
       Public Bodies

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702199325
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Feb-2010
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve, in accordance with the terms of Article          Mgmt          For                            For
       12, line iv, of the          Corporate Bylaws
       of the Company, of the proposal from the Management
       to split common shares issued by the Company,
       with each 1 common share coming to be    represented
       by 4 common shares, with the shareholders receiving
       3 new common  shares for each 1 common share
       held by the shareholders on the date that the
       general meeting that approves the split is
       held, with it being certain that   the shares
       coming from the split will participate on equal
       terms in all of    the benefits, including
       the dividends and any other capital remuneration
       that comes to be distributed by the Company
       beginning on 28 DEC 2009, including    that
       date

2      Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company, to reflect the    number of
       shares into which the share capital is divided
       as a result of the   share split mentioned
       above

3      Approve to amend the main part of Article 6               Mgmt          For                            For
       of the Corporate Bylaws of the    Company,
       to increase the authorized capital limit

4      Approve the consolidation of the Corporate Bylaws         Mgmt          For                            For
       of the Company

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702315296
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2010
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       and the Company's        consolidated  financial
       statements for the FYE 31 DEC 2009

2      Approve the proposal for the  capital budget              Mgmt          For                            For
       for the year 2010, the           allocation
       of the net profit from the FYE on 31 DEC 2009,
       and ratify the      early distributions of
       dividends and interim interest over on net
       equity

3      Approve to set the total annual remuneration              Mgmt          For                            For
       for the Members of the Board of  Directors
       and Executive Committee

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/OR ABSTAIN ARE ALLOWED. THANK YOU

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702358727
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2010
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve to decide regarding the proposal from             Mgmt          For                            For
       management to amend the corporate Bylaws of
       the Company, specifically, Article 11 deposit
       of documents for shareholders before general
       meetings are held and Article 48 change of
       the newspaper for publications, in accordance
       with the terms of the proposal made available
       together with this call notice and that is
       available to the shareholders at the head office
       and on the Company's website www.dasa3.com.br
       as well as in the electronic system on the
       securities commission page on the internet

B.     Approve the matter described in line a of item            Mgmt          For                            For
       II to decide regarding t he consolidation of
       the corporate Bylaws of the Company with the
       amendments

--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMERICA SA, BARUERI                                                         Agenda Number:  702466055
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3589C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jun-2010
        ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

A      Approve to decide regarding the proposal from             Mgmt          For                            For
       management to amend the         corporate bylaws
       of the Company, specifically, Article 11 deposit
       of          documents for shareholders before
       general meeting are held and Article 48
       change of the newspaper for publications,
       in accordance with the terms of the proposal
       made available together with this call notice
       and that is available  to the shareholders
       at the head office and on the Company's website
       www.dasa3.com.br , as well as in
       the electronic system on the securities
       commission page on the internet

B      Approve the matter described in line a of item            Mgmt          For                            For
       II of is approved, to decide   regarding the
       consolidation of the corporate bylaws of the
       Company with the   approved amendments

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

--------------------------------------------------------------------------------------------------------------------------
 DROGASIL SA                                                                                 Agenda Number:  702274983
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3587W107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Apr-2010
        ISIN:  BRDROGACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY  POA  IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A      Approve the provision of the Board of Directors           Mgmt          For                            For
       accounts, examination,        discussion and
       of the financial statements relating to the
       FY that ended on   31 DEC 2009, accompanied
       by the annual report of the Board of Directors,
       Independent Auditors opinion, published
       in the edition of the Diario Oficial  do Estado
       De Sao Paulo and valor Economico, on 02 MAR
       2010, and opinion of    the Finance Committee

B      Approve the allocation of the net profits from            Mgmt          For                            For
       the FY, to vote on the         allocation of
       the interest on own capital as specified in
       the extraordinary   meetings of the Board of
       Directors held on 16 MAR 2009, in the amount
       of BRL  4,500,000,00, on 15 JUL 2009, in the
       amount of BRL 5,022,106,62, on 21 SEP    2009,
       in the amount of BRL 5,350,00,00, and on 14
       DEC 2009, in the amount of  BRL 5,600,000,00,
       stating the date of payment to shareholders
       and adding all  of the mentioned interest to
       the minimum mandatory dividend

C      Approve to set the annual global remuneration             Mgmt          For                            For
       of the administrators of the    Company

--------------------------------------------------------------------------------------------------------------------------
 EDUCOMP SOLUTIONS LTD                                                                       Agenda Number:  702092456
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22514106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Sep-2009
        ISIN:  INE216H01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 mar              Mgmt          For                            For
       2009 and the profit and loss account for the
       YE on that date and reports of the Board of
       Directors and the Auditors thereon

2.     Declare a final dividend on equity shares for             Mgmt          For                            For
       FYE 31 MAR 2009

3.     Re-appoint Shri Sankalp Srivastva as a Director,          Mgmt          For                            For
       who retires by rotation

4.     Appoint M/s Anupam Bansal & Co, Chartered Accountants     Mgmt          Against                        Against
       and M/s. M/s. Haribhakti & Co., Chartered Accountants
       as the Joint Statutory Auditors of the Company
       to hold office from the conclusion of this
       AGM until the conclusion of next AGM, on such
       remuneration as may be determined by the Board
       of Directors of the Company

5.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, Schedule XIII and other applicable
       provisions, if any, of the Companies Act, 1956
       including any statutory modification or re-enactment
       thereof, or any other law and subject to such
       consent(s), approval(s) and permission(s) as
       may be necessary in this regard and subject
       to such conditions as may be imposed by any
       authority while granting such consent(s), approval(s)
       and permission(s) and as are agreed to by the
       Board of Directors [hereinafter referred to
       as "the Board", which term shall include any
       committee constituted by the Board and any
       person authorized by the Board in this behalf],
       Mr. Shantanu Prakash as the Chairman and Managing
       Director of the Company for a further period
       of 5 years with effect from 01 AUG 2009 to
       31 JUL 2014 on the specified remuneration,
       perquisites and amenities; in the event of
       loss or inadequacy of profits in any FY, during
       the tenure of Mr. Shantanu Prakash as the Managing
       Director of the Company, he shall be entitled
       to receive a total remuneration including perquisites,
       etc. not exceeding the ceiling limits as specified
       under Schedule XIII of the Companies Act 1956;
       and authorize the Board, subject to the provisions
       of Sections 198, 269, 309, Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956 including any statutory
       modification or re-enactment thereof, or any
       other law and subject to such consent(s), approval(s)
       and permission(s) as may be necessary in this
       regard and subject to such conditions as may
       be imposed by any authority while granting
       such consent(s), approval(s) and permission(s),
       to vary, alter and modify the terms and conditions
       of the re-appointment remuneration/ remuneration
       structure of Mr. Shantanu Prakash, Chairman
       and Managing Director as they consider and
       deems fit; and to do all such acts, deeds,
       matter and things as may be deemed necessary
       to give effect to this resolution

6.     Appoint Dr. Shayama Chona as a Director of the            Mgmt          For                            For
       Company, liable to retire by rotation

7.     Appoint Mr. Rajiv Krishan Luthra as a Director            Mgmt          For                            For
       of the Company, liable to retire by rotation

S.8.   Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       13, 16, and 94 and all other applicable provisions,
       if any, of the Companies Act 1956 including
       amendments thereto or enactment thereof, and
       subject to such other approvals, consents,
       permissions and sanctions, if any, as may be
       required from the authority, that the equity
       shares of the nominal value of INR 10 each
       in the share capital of the Company fully paid-up,
       be sub-divided into 5 equity shares of INR
       2 each fully paid-up and consequently the existing
       authorized share capital of the Company be
       sub-divided and reclassified as INR 25,00,00,000
       divided into 12,50,00,000 equity shares of
       the nominal value INR 2 each and that the existing
       Clause V of the Memorandum of Association of
       the Company is hereby substituted by the specified
       Clause; that, pursuant to subdivision of the
       Equity shares of the Company, the issued, subscribed
       and paid up Equity shares of the face value
       of INR 10 each shall stand subdivided in to
       5 equity shares of INR 2 each fully paid-up;
       the existing Share Certificate(s) in relation
       to the issued Equity Share Capital held in
       physical form be cancelled and new share certificate(s)
       be issued in respect of the holdings of Equity
       shares of the members of the Company consequent
       upon the sub-division of the Equity Shares
       as aforesaid subject to the provisions of the
       Companies [Issue of Share Certificates] Rules,
       1960 and in the case of shares held in the
       dematerialized form, the number of sub-divided
       Equity Shares be credited to the respective
       beneficiary accounts of the shareholders in
       lieu of the existing credits representing the
       Equity Shares before sub-division with the
       respective Depository Participants; authorize
       the Board of Directors [including any Committee
       of the Board constituted or hereinafter constituted]
       to issue the new Share Certificates representing
       the sub-divided Equity Shares consequent to
       the sub-division of shares as aforesaid, if
       so decided, without seeking surrender of old
       share certificates, and/or credit the beneficiaries
       accounts maintained with Depositories, subject
       to the rules as laid down in the Companies
       [ Issue of Share Certificates] Rules, 1960
       and the Articles of Association of the Company;
       and to do all such acts, deeds, matter and
       things as it may consider necessary, expedient,
       usual or proper to give effect to this resolution
       including but not limited to fixation of record
       date as per the requirement of the listing
       agreement, execution of all such other necessary
       documents with the stock exchange and the Depositories,
       and/or other relevant Statutory Authority

S.9    Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 309 of the Companies Act, 1956 and
       subject to Central Government, wherever required,
       to pay to its Directors [other than the Directors
       in the whole time employment of the Company]
       for a period of 5 years commencing 01 APR 2009,
       such commission [at the discretion of the Board,
       the payment of such commission may be made
       on a pro-rata basis every month or on annual
       basis or partly monthly and partly on an annual
       basis] as the Board may from time to time determine
       [to be divided amongst them in such proportion/manner
       as may be determined by the Board from time
       to time], but so that such commission shall
       not exceed 1% of the net profits of the Company
       in any FY to be computed in the manner provided
       in Section 198(1) of the Companies Act, 1956

--------------------------------------------------------------------------------------------------------------------------
 EDUCOMP SOLUTIONS LTD, NEW DELHI                                                            Agenda Number:  702159319
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22514114                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  19-Dec-2009
        ISIN:  INE216H01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       (hereinafter referred to as the Board, which
       term shall include any Committee constituted
       by the Board or any person(s) authorized by
       the Board to exercise the powers conferred
       on the Board by this Resolution), in suppression
       of the earlier resolution passed by the Members
       of the Company through postal ballot on 12
       JUN 2009, in terms of Section 293(1)(d) and
       other applicable provisions, if any, of the
       Companies Act, 1956 (including any statutory
       modifications or re-enactments thereof), to
       borrow, for the purposes of the Company's business,
       any sum or sums of money from time to time
       at its discretion in accordance with the Memorandum
       and Articles of Association of the Company
       notwithstanding that such sum or sums of money
       together with the moneys already borrowed by
       the Company (apart from temporary loans obtained
       or to be obtained from time to time from the
       Company's Bankers in the ordinary course of
       business) may exceed the aggregate of the paid-up
       capital of the Company and its free reserves
       that is to say, reserves not set apart for
       any specific purpose, provided the aggregate
       of all sums borrowed by the Board from time
       to time and remaining outstanding shall not
       exceed, at any point of time, INR 3,500 crores
       over and above the aggregate of the paid-up
       capital and free reserves of the Company; authorize
       the Board to negotiate and finalize all the
       terms and conditions of all such moneys to
       be borrowed from time to time as to interest,
       repayment, securities, etc., as it may consider
       fit in the Interest of the Company and to execute
       all agreements, deeds, undertakings, etc.,
       and to do all such acts, deeds, matters and
       things as it may, in its absolute discretion
       deem fit, necessary, desirable or expedient
       for giving effect to this resolution

2.     Authorize the Board of Directors, in suppression          Mgmt          For                            For
       of the earlier resolution passed by the Members
       of the Company through postal ballot on 12
       JUN 2009 and pursuant to the provisions of
       Section 293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956 and the
       Articles of Association of the Company, to
       mortgage and/or charge/hypothecate any of its
       movable and/or immovable properties wherever
       situated, both present and future, or the whole,
       or substantially the whole of the undertakings
       or undertakings of the Company on such terms
       and in such manner as the Board may think fit,
       together with power to take over the Management
       of the business or concern of the Company in
       certain event(s), for securing any loan obtained/to
       be obtained from, or securities issued/to be
       issued to, Bank(s), Financial or other Institution(s),
       Mutual Fund(s), Non-Resident Indians(NRIs),
       Overseas Corporate Bodies(OCBs), Foreign Institutional
       investors(FIIs) or any other person(s), body(ies)
       corporate etc., whether shareholder of the
       Company or not (hereinafter collectively referred
       to as lenders), for an amount not exceeding
       INR 3,500 crores, together with interests,
       compound/additional interest, commitment charges,
       costs, expenses and all other monies payable
       by the Company to the concerned lenders; authorize
       the Board to do all such acts, deeds and things
       and to sign all such documents as may be necessary,
       expedient and incidental thereto to give effect
       to this resolution

3.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       (the Board which expression shall also include
       a Committee thereof), pursuant to the provisions
       of Section 293(1)(a), and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals, permissions and
       sanctions as may be necessary from the concerned
       regulatory authorities and subject to such
       terms and conditions as may be imposed by them,
       to either outsource or transfer, the Smart
       Class Contracts executed by the Company with
       various schools for implementation and conduct
       of the Smart Class Contracts as on date along
       with the implementation/operation and/or installation
       team etc., as may be required as well as the
       assets and liabilities of the Smart Class Contracts
       as on date to Edu Smart Services Private Limited,
       Delhi together with a license to use the Smart
       Class content and repository, with effect from
       such date(s), in such phases at a value consistent
       with the value of Smart Class Contracts as
       on date; authorize the Board to do and perform
       all such acts, matters, deeds and things, as
       may be deemed necessary, without further referring
       to the Members of the Company, including finalizing
       the terms and conditions, methods and modes
       in respect thereof, determining the exact effective
       date(s), if need to be changed, the manner
       and phases for transfer and finalizing and
       executing necessary documents including schemes,
       agreements, deeds of assignment/conveyance
       and such other documents as may be necessary
       or expedient in its own discretion and in the
       best interest of the Company including the
       power to delegate, to give effect to this resolution

       PLEASE NOTE THAT ONLY 'FOR' AND 'AGAINST' VOTING          Non-Voting
       OPTION ARE ACCEPTABLE AND ABSTAIN IS NOT A
       VALID OPTION FOR THIS MEETING.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON                                          Agenda Number:  702415503
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3215M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Jun-2010
        ISIN:  GB00B29BCK10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report and accounts for the FYE               Mgmt          For                            For
       31 DEC 2009

2      Declare a final dividend of 6 US cents per ordinary       Mgmt          For                            For
       share

3      Receive and approve the Directors remuneration            Mgmt          For                            For
       report for the FYE 31 DEC 2009

4      Election of Mr. Felix Vulis as a Director  executive      Mgmt          For                            For

5      Election of Ms. Zaure Zaurbekova as a Director            Mgmt          For                            For
       executive

6      Election of Professor Dr. Dieter Ameling as               Mgmt          For                            For
       a Director  non- executive

7      Re-election of Dr. Johannes Sittard as a Director         Mgmt          For                            For
       non-executive

8      Re-election of Mr. Roderick Thomson as a Director         Mgmt          For                            For
       non-executive

9      Re-election of Mr. Abdraman Yedibayev as a Director       Mgmt          For                            For
       non-executive

10     Re-appoint PricewaterhouseCoopers LLP as a Auditors       Mgmt          For                            For
       of the Company

11     Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors to set the            remuneration
       of the Auditors

S.12   Authorize the Directors to allot shares in the            Mgmt          For                            For
       Company up to an aggregate     nominal value
       of US cents 25,755,000

S.13   Authorize the Directors to disapply statutory             Mgmt          For                            For
       pre-emption rights up to an     aggregate nominal
       value of US cents 12,877,500

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       of shares

S.15   Authorize the adoption of new Articles of Association     Mgmt          For                            For

S.16   Authorize the general meeting other than an               Mgmt          For                            For
       AGM be called on not less than 14 clear day's
       notice

--------------------------------------------------------------------------------------------------------------------------
 EZRA HOLDINGS LTD, SINGAPORE                                                                Agenda Number:  702104174
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2401G108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Oct-2009
        ISIN:  SG1O34912152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT WHERE A SHAREHOLDER APPOINTS             Non-Voting
       MORE THAN 1 PROXY, HE/SHE SHOULD SPECIFY THE
       PROPORTION OF HIS/HER SHAREHOLDING [EXPRESSED
       AS A PERCENTAGE OF THE WHOLE] TO BE REPRESENTED
       BY EACH PROXY AND IF NO PERCENTAGE IS SPECIFIED,
       THE FIRST NAMED PROXY SHALL BE TREATED AS REPRESENTING
       100% OF THE SHAREHOLDING AND THE SECOND NAMED
       PROXY SHALL BE DEEMED TO BE AN ALTERNATE TO
       THE FIRST NAMED. THANK YOU.

1.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and the
       Listing Manual of the SGX-ST [the 'Listing
       Manual'], to issue shares in the capital of
       the Company [whether by way of rights, bonus
       or otherwise]; and/or make or grant offers,
       agreements or options [collectively, 'instruments']
       that may or would require shares to be issued,
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [b]
       [notwithstanding that the authority conferred
       by this resolution may have ceased to be in
       force] issue shares in pursuance of any instrument
       made or granted by the Directors while this
       resolution was in force, provided that: [i]
       the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the issued share capital
       [excluding treasury shares] of the Company
       as [as calculated in accordance with this resolution
       below], of which the aggregate number of shares
       to be issued other than on a pro-rata basis
       to shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 20% of the issued share capital
       [excluding treasury shares] of the Company
       [as calculated in accordance with this resolution
       below]; [ii] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution above, the percentage
       of the issued share capital of the Company
       shall be calculated based on the issued share
       capital [excluding treasury shares] of the
       Company at the time of passing of this resolution,
       after adjusting for: [1] new shares arising
       from the conversion or exercise of any convertible
       securities; [2] new shares arising from exercise
       of share options or vesting of share awards
       outstanding or subsisting at the time of passing
       of this resolution, provided the options or
       awards were granted in compliance with Part
       VIII of Chapter 8 of the Listing Manual; and
       [3] any subsequent bonus issue, consolidation
       or subdivision of shares; [iii] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual for the time being in
       force [unless such compliance has been waived
       by the SGX-ST] and the Articles of Association
       for the time being of the Company; [Authority
       expires the earlier of the conclusion the next
       AGM or the date by which the next AGM of the
       Company is required by law to be held]

2.     Authorize the Directors, subject to and pursuant          Mgmt          For                            For
       to the share issue mandate in Resolution 1
       above being obtained, to issue new shares other
       than on a pro-rata basis to shareholders of
       the Company at an issue price per new share
       which shall be determined by the Directors
       in their absolute discretion provided that
       such price shall not represent more than a
       20% discount to the weighted average price
       per share determined in accordance with the
       requirements of the SGX-ST

--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL TECHNOLOGIES (INDIA) LTD                                                          Agenda Number:  702085324
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y24945118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Sep-2009
        ISIN:  INE111B01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       for the YE on that date together with the reports
       of the Directors and the Auditors thereon

2.     Approve to pay the interim dividend and declare           Mgmt          For                            For
       a final dividend on equity shares

3.     Re-appoint Mr. P.G. Kakodkar as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 1956, including any amendments
       thereof or re-enactment thereof M/s. Deloitte
       Haskins & Sells, Chartered Accountants, Mumbai,
       as the statutory Auditors of the Company to
       hold office from the conclusion of this AGM
       until the conclusion of the next AGM at a remuneration
       as may be mutually agreed to between the Board
       of Directors/ Committee M/s. Deloitte Haskins
       & Sells, Chartered Accountants and reimbursement
       of out-of-pocket in connection with the work
       of audit to be carried out by them

S.5    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309 and all other applicable provisions,
       if any, of the Companies Act, 1956 including
       any amendment thereof re-enactment thereof
       [the Act] read with Schedule XIII to the Act
       as recommended by the Remuneration and Compensation
       Committee, the re-appointment of Mr. Jignesh
       P. Shah as a Managing Director of the Company
       for a further period of 3 years commencing
       from 31 JAN 2009 on such terms and conditions
       including remuneration, commission and minimum
       remuneration as specified with the authority
       to the Board of Directors/ committee to grant
       increments with the range stated therein and
       so alter and vary from time to time, the terms
       and conditions of the said re-appointment in
       such manner as may be agreed to between the
       Board of Directors/Committee and Mr. Jignesh
       P. Shah; authorize the Board to take all such
       steps as may be necessary, proper and expedient
       to give effect to this resolution

S.6    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309 and other applicable provisions,
       if any, of the Companies Act, 1956 including
       any amendment thereof re-enactment thereof
       [the Act] read with Schedule XIII to the Act
       as recommended by the Remuneration and Compensation
       Committee, the re-appointment of Mr. Dewang
       Neralla as whole-time Director of the Company
       for a further period of 3 years commencing
       from 31 JAN 2009 on such terms and conditions
       including remuneration and minimum remuneration
       as specified with the authority to the Board
       of Directors/ committee to grant increments
       with the range stated therein and so alter
       and vary from time to time, the terms and conditions
       of the said re-appointment in such manner as
       may be agreed to between the Board of Directors/
       committee and Mr. Dewang Neralla; authorize
       the Board to take all such steps as may be
       necessary, proper and expedient to give effect
       to this resolution

7.     Appoint Mr. Chandrakant Kamdar as a Director              Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation; and authorize the Board to take all
       such steps as may be necessary, proper and
       expedient to give effect to this resolution

8.     Appoint Mr. R. Devarajan as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation;
       and authorize the Board to take all such steps
       as may be necessary, proper and expedient to
       give effect to this resolution

S.9    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 including
       any amendments hereto or re-enactment thereof,
       and all other applicable provisions, if, any
       of the Companies Act, 1956 [the Act] and in
       accordance with the provisions of the Memorandum
       and Articles of Association of the Company,
       provisions of the Securities & Exchange Board
       of India [Employee Stock Option Scheme and
       Employee Stock Purchase Scheme] Guidelines,
       1999 as amended from time to time [the Guidelines],
       the Listing Agreement entered into with the
       Stock Exchange where the securities of the
       Company are listed or other relevant authority
       from time to time, to the extent applicable
       and subject to such other conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permission and sanctions, which
       may be agreed, to create, offer and agent and
       grant, issue and allot at any time to or to
       the benefit of such person(s) who are in permanent
       employment of the Company, including Director
       of the Company whether working in India or
       Abroad or otherwise except the Promoter Director
       under Employees Stock Option Scheme, 2009 [the
       ESOP Scheme 2009] or through trust such number
       of equity linked instruments [including warrants/options/restricted stock units ['RSU's] and/or performance options,
       exercisable into equity shares, hereinafter
       collectively referred to as 'securities'],
       which shall not exceed 9,00,000 or 2% of the
       paid-up equity share capital of the Company
       as referred to in this Resolution 9 on the
       date of grant of option(s) convertible into
       equivalent number of securities [incase of
       bonus and rights issues and split of shares,
       the aggregate number of stock options would
       increase in the proportion of bonus and rights
       and split of shares], of such price in one
       or more tranches and on such terms and conditions
       as may be fixed or determined by the Board/Committee;
       the said securities may be granted/allotted
       directly to such employees/directors of the
       Company in accordance with ESOP Scheme 2009
       or through a trust which may be set-up by the
       Board/Committee of the Directors of the Company
       in any permissible manner; the issue of securities
       to any non-resident employee[s], non-resident
       Director[s] shall be subject to approval[s],
       permissions or consents as may be necessary
       from the Reserve Bank of India or any other
       authority in this regard, if any; that the
       new equity shares to be issued and allotted
       by the Company in the manner aforesaid shall
       rank pari passu in all respects with the existing
       equity shares of the Company; the Company conform
       with the accounting policies prescribed from
       time to time under the guidelines; authorize
       the board to take necessary steps for listing
       of the securities allotted on the exchanges
       where the Company's equity shares and listed
       as per the terms and conditions of the listing
       agreement entered into with the Stock Exchanges
       and other applicable guidelines, rules and
       regulations; authorize the Board/Committee
       to modify or amend any of the terms and conditions
       of the ESCP Scheme, 2009 as it may deem fit
       from time to time in its sole and absolute
       discretion in conformity with provisions of
       the Companies Act, 1956, the Memorandum and
       Articles of Association of the Company and
       the Guidelines; authorize the Board, for the
       purpose of giving effect to this resolution,
       to do all such acts, deeds and things and to
       execute all such deeds, documents, instruments
       and writings as it may in its sole and absolute
       discretion deem necessary or expedient and
       to settle any question, difficulty or doubt
       that may arise in regard thereto

S.10   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act, 1956 including any amendments thereto
       or re-enactment thereof, [the Act] and in accordance
       with the provisions of the Memorandum and Articles
       of Association of the Company, provisions of
       the Securities and Exchange Board of India
       [Employee Stock Option Scheme and Employee
       Stock Purchase Scheme] Guidelines, 1999 as
       amended from time to time [the Guidelines]
       the Listing agreement entered into the Stock
       Exchanges where the Securities of the are listed
       or other relevant authority from time to time,
       to the extent applicable and extend to other
       conditions and modifications as may be prescribed
       or imposed while granting such approvals, permissions
       and sanctions which may be agreed to the Board
       of Directors of the Company [herein after referred
       to as Board], to issue and allot at any time
       to or to the benefit of such persons who are
       in permanent employment of the subsidiary of
       the Company, including the Directors of the
       Subsidiary Companies, whether working in India
       or abroad or otherwise except the Promoters
       Directors under the Employee Stock Option Scheme,
       2009 [the ESOP scheme, 2009"]/or through trust
       such number of equity linked instruments including
       Warrants/Options/Restricted Stock units [RSU's]
       and/or performance options exercisable into
       equity shares herein after collectively referred
       to as "Securities"], which shall not exceed
       with in the aggregate limit of 9,00,000 or
       2% of the paid up equity share capital of the
       company as referred to in Resolution No. 9
       above as on the date of grant of options convertible
       into equivalent number of securities [incase
       of bonus and right issues and split of shares
       the aggregate number of stock options would
       increase in the proportion of bonus and rights
       and split of shares] at such price in 1 or
       more tranches and on such terms and conditions
       as may be fixed or determined by the Board/Committee;
       the said securities may be granted / allotted
       directly to such employees/ Directors of the
       Company in accordance with the ESOP scheme
       with the ESOP scheme- 2009 or through a trust
       which may be set up by the Board/Committee
       of Directors of the Company in any permissible
       manner; the issue if securities to any non
       resident employee[s] non resident Directors
       of the Company in any permissible manner; the
       issue of securities to any non resident employee[s]
       non resident Director[s] shall be subject to
       approvals[s] permissions or consents as may
       be necessary from the Reserve Bank of India
       or any other relevant authority in this; the
       new equity shares to be issued and allotted
       by the Company in the manner aforesaid shall
       rank pari- passu in respects with the existing
       equity shares of the Company; the Company conform
       the accounting policies from time to time under
       the guidelines; authorize the Board to take
       necessary steps for Listing Securities allotted
       on the exchange where the Company's equity
       shares are listed the terms and conditions
       of the Listing agreement entered into with
       the stock exchange and other applicable guidelines,
       rules and regulations; authorize the Board/Committee
       to modify or amend any of the terms and conditions
       of the ESOP Scheme 2009 as it may deem fit
       from time in its and absolute discretion in
       conformity with the provisions of the Companies
       Act, 1956 the Memorandum and Articles of Association
       of the Company and the Guidelines; for the
       purpose of giving effect the above resolution
       to do all such acts, deeds and thing to execute
       all such deeds, documents, instruments and
       writings as it may in its sole and absolute
       discretion deem necessary or expedient and
       to settle any question, directly or doubts
       that may arise in regards thereto

S.11   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 81(1A)
       and other applicable provisions, if any, of
       the Companies Act, 1956 including any amendments
       thereto or re-enactments thereof [the Act]
       [including any statutory amendments thereto
       or modifications or re-enactments thereof for
       the time being in force] and in accordance
       with the provisions of the memorandum and Articles
       of Association of the Company and in accordance
       with the Regulations/Guidelines, if, any prescribed
       by the Securities and Exchange Board of India
       [SEBI], the Reserve Bank of India [RBI], the
       Foreign Exchange Management Act, 1999 [FEMA],
       the provisions of the issue of Foreign Currency
       Convertible Bonds [through Depository Mechanism]
       Scheme, 1993 [including any statutory amendments
       thereto or modifications or re-enactments thereof
       for the time being in force] and the Listing
       Agreement entered into by the Company with
       the Stock Exchanges where the shares of the
       Company are listed and all other applicable
       laws and Regulations issued by any appropriate
       or statutory authority and subject to the Company
       obtaining all approvals, consents, sanctions
       and permissions as may be required from the
       Government of India [GOI] and the Reserve Bank
       of India [the RBI] SEBI, Stock Exchanges and
       any and all governmental or regulatory authorities
       and subject to such conditions and are acceptable
       o the board of Directors of the Company [the
       Board], for the issuance of the Company's Securities
       [as specified] in pursuance of 1 or more international
       or Domestic receipts [GDRs] and/or American
       Depository Receipts [ADRs]; and/or any other
       security linked to shares; and/or any other
       convertible instruments or securities such
       as bonds, convertible debentures, Foreign Currency
       Convertible Bonds [FCCBs] to non Resident Indians
       [NRIs], Foreign Institutional investors [FIIs],
       Qualified Institutional Buyers [QIBs], Mutual
       Funds, Foreign banks, Foreign nationals/Companies
       and/or Corporate bodies and/or individuals
       or otherwise, whether or not such investors
       are consider appropriate, provide that the
       amount for which the Securities are to be issued
       shall not exceed INR 1500,00,00,000 or its
       equivalent of any other Foreign currencies
       in one or more tranches and shall be in accordance
       with all applicable laws and regulations, subject
       to applicable laws and regulations to issue,
       the aforesaid securities to the investors,
       in such manner as they may deem appropriate
       in their absolute discretion, including the
       pricing and conversion, the form and the persons
       to whom the securities may be issued and all
       other terms and conditions connected therewith,
       in one or more tranches and at a market price
       and/or at a premium to market price[s], and
       if necessary, in consultation with the Lead
       Managers and/or underwriter and/or other Advisors
       of the Company concerned with the offering,
       as they may deem appropriate; in the event
       of issue of Securities by way of a Qualified
       Institutions Placement, the Relevant Period
       on the basis of which the which the price of
       the securities shall be determined as specified
       under applicable law shall be the date of meeting
       in which the Board or the Committee of Directors
       duly authorized by the Board decides to open
       the proceed issue of Securities or such other
       time as may be decided by the Board/Committee,
       subsequent to the receipt of Members approval
       in terms of Section 81 [1A] and other applicable
       provisions, if any, of the Act and other applicable
       laws, regulations and guidelines in relation
       to the proposed issue of the Securities and
       allowed under the SEBI Guidelines from time
       to time; in the event of issue of Securities
       other than through a Qualified Institutions
       Placement to Qualified Institutional Buyers,
       the relevant date on the basis of which price
       of the resultant Securities shall be determined,
       shall be as specified under the respective
       applicable laws prevalent at that time; without
       prejudice to the generally, the issuance of
       the securities may have to be subject to such
       terms or conditions as are in accordance with
       prevalent market practices and applicable laws
       and regulations including but not limited to
       the terms and constitutions relating to payment
       of dividend, premium, the terms of issue of
       additional shares or variations in the price
       of period of conversion of securities into
       equity shares or terms pertaining to voting
       rights or conversion rights and that the Company
       is also entitled to enter into and execute
       all such arrangements with Lead Managers, Underwriters,
       Guarantors, Depositories, Custodians and all
       such Agencies as may be involved or concerned
       in such offering of securities and to remunerate
       all such Agencies including by way of commission,
       brokerage, fees or the like, also to seek the
       listing of such securities or securities representing
       the same in one or more Domestic/ International
       Stock Exchanges, in accordance with all applicable
       laws and regulations; authorize the Company
       and/or any Agencies or Bodies by the Board/Committee
       may issue Depository Receipts [including by
       way of GDRs or ADRs or FCCBs] represented by
       underlying shares in the capital of the Company
       or such other securities as may be required
       with such features and attributes as are prevalent
       in International/Domestic capital market practices
       and subject to applicable laws; the Securities
       issue in foreign markets shall be deemed to
       have been made abroad and/or in the market
       and/or at the place of issued and allotted
       upon conversion of any Securities [referred
       to above] or as may be necessary in accordance
       with the terms of the offering, the equity
       shares so issued and allotted upon conversion
       at underlying Securities shall rank in all
       respects pari passu with the existing equity
       shares of the Company; authorize the Board/committee
       for the purpose of giving effect to any issuances,
       offerings or allotments of Securities as described
       above, on behalf of the Company, to do all
       such acts, deeds, matters and things as the
       Board may, in its absolute discretion, deem
       necessary or desirable, for such purpose, including
       without limitation, entering into arrangements
       for managing, underwriting, marketing, listing,
       trading and appointing Lead Managers, underwriters,
       Guarantors, depositories, custodians, registrars
       and such other agencies and to issue any prospectus
       or offering documents and sign, deliver or
       modify the same and all other required applications,
       things, deeds, documents and writings and to
       pay any fees commissions, remunerations and
       expenses relating to the offerings and with
       power on behalf of the Company to settle all
       questions difficulties or doubts that may arise
       in regard to such offerings as the Board may,
       in its absolute discretion, deem fit, authorize
       the Board to delegate all or any of the powers
       described above to any Committee of Directors
       or to the Chairman & Managing Director or any
       Directors or any officers of the Company

S.12   Approve, that as recommended by the Remuneration          Mgmt          For                            For
       and Compensation Committee and pursuant to
       the provision of Section 314(B) of the Companies
       Act, 1956 any amendment thereof or re-enactment
       thereof and subject to the approval of Central
       Government and such other approvals as may
       be required consent of the Company in remuneration
       payable to Mr. Manjay P. Shah holding and continuing
       to hold an office of profit in the Company,
       designated as Director business Development
       [Non-Board Member forming part of the Core
       Senior Team Management Personnal] in the range
       of INR 60,000,000 to INR 2,00,00,000 per annum
       with the authority to the Board of Directors/
       Committee to decide the remuneration with the
       aforesaid revised with the other and conditions
       and appointment reaming the same; authorize
       the Board of Directors/Committee secretary
       to make necessary applications and representations
       to Central Government and to agree to such
       terms relating to appointment of Mr. Manjay
       P. Shah as a may be stipulated by the Central
       Government while granting its approval; authorize
       the Board of Directors/ Committee/ Company
       secretary to make necessary application and
       representations to the Central Government and
       to agree to such relating to appointment of
       Manjay P. Shah as may be stipulated by the
       Central Government while granting as approval;
       to take such steps as may be necessary, proper
       and expedient to give effect to this resolution

--------------------------------------------------------------------------------------------------------------------------
 FIRST CASH FINANCIAL SERVICES, INC.                                                         Agenda Number:  933264309
--------------------------------------------------------------------------------------------------------------------------
    Security:  31942D107                                                             Meeting Type:  Annual
      Ticker:  FCFS                                                                  Meeting Date:  16-Jun-2010
        ISIN:  US31942D1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       AMB. JORGE MONTANO                                        Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF HEIN & ASSOCIATES        Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER
       31, 2010.

03     RE-APPROVE THE PERFORMANCE GOALS OF THE FIRST             Mgmt          For                            For
       CASH FINANCIAL SERVICES, INC. EXECUTIVE PERFORMANCE
       INCENTIVE PLAN.

--------------------------------------------------------------------------------------------------------------------------
 FIRST GULF BANK, ABU DHABI                                                                  Agenda Number:  702237086
--------------------------------------------------------------------------------------------------------------------------
    Security:  M4580N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2010
        ISIN:  AE000A0LF3V8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 07 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       on the activity of the Bank and  its financial
       statements for the FYE 31 DEC 2009

2.     Approve the report of the External Auditors               Mgmt          For                            For
       for the FYE 31 DEC 2009

3.     Approve the Bank's balance sheet and profit               Mgmt          For                            For
       and loss statement for the FYE 31 DEC 2009

4.     Approve the appropriation of net profits for              Mgmt          For                            For
       the FYE 31 DEC 2009 and          distribution
       of 50% as cash dividend, reserves, provisions
       and the Board of   Directors' remuneration

5.     Grant discharge to the Board Members for their            Mgmt          For                            For
       actions during 2009

6.     Grant discharge to the External Auditors for              Mgmt          For                            For
       their actions during 2009

7.     Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to determine their fees

--------------------------------------------------------------------------------------------------------------------------
 FIRST GULF BANK, ABU DHABI                                                                  Agenda Number:  702235385
--------------------------------------------------------------------------------------------------------------------------
    Security:  M4580N105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Feb-2010
        ISIN:  AE000A0LF3V8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend, the Articles of Association to apply               Mgmt          For                            For
       the Corporate Governance rules as per ministerial
       resolution No 518 for 2009 and Clause 25 of
       the Articles of Association to apply the increase
       in the number of Board of Directors Members
       in accordance with Corporate Governance Rules
       and Commercial Law

2.     Approve to convert the Ministry of Finance deposit        Mgmt          For                            For
       into non convertible tier 2 capital and authorize
       the Board of Directors or delegated by the
       Board to take necessary actions and sign all
       contracts and agreements related to this

3.     Approve to renew the approval granted to the              Mgmt          For                            For
       Board of Directors in the EGM of the Bank held
       on 25 FEB 2008, authorizing the Board to increase
       banks capital after every conversion transaction
       of the Convertible Bonds issued or will be
       issued by the Bank not to exceed the initial
       approved amount for a period of 5 years commencing
       from the date of this EGM

--------------------------------------------------------------------------------------------------------------------------
 FUSHAN INTERNATIONAL ENERGY GROUP LTD                                                       Agenda Number:  702418030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2677L104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Jun-2010
        ISIN:  HK0639031506
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve a loan agreement dated 13 APR 2010 (the           Mgmt          Abstain                        Against
       'Loan Agreement') entered into between Jade
       Green Investments Limited (Jade Green) and
       Mr. Xing Libin (Mr. Xing) pursuant to which
       Jade Green has conditionally agreed to make
       available a loan of HKD 937,367,261 (RMB824,883,190)
       (the Loan) to Mr. Xing for offsetting all outstanding
       liabilities owed by Mr. Xing under a sale and
       purchase agreement dated 09 MAY 2008 as at
       the date of the Loan Agreement in an amount
       equal to the Loan amount, entered into, among
       others, the Company, Jade Green and Mr. Xing
       and the details of which are contained in a
       circular of the Company dated 25 JUN 2008 and
       the transactions contemplated there under and
       authorize any one Director of the Company,
       or any two Directors of the Company if the
       affixation of the common seal is necessary,
       for and on behalf of the Company, to execute
       all such other documents, instruments and agreements
       and to do all such acts or things deemed by
       him them to be incidental to, ancillary to
       or in connection with the matters contemplated
       in the Loan Agreement

--------------------------------------------------------------------------------------------------------------------------
 FUSHAN INTERNATIONAL ENERGY GROUP LTD                                                       Agenda Number:  702425299
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2677L104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Jun-2010
        ISIN:  HK0639031506
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507979.pdf

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 694234 DUE TO RECEIPT OF ADDITIONAL RESOLUTOIN.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE NUMBERING OF A RESOLUTION. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

1      Receive the report of the Directors and the               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.A    Re-elect Mr. Wang Pingsheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Chen Zhouping as a Director                  Mgmt          For                            For

3.C    Re-elect Mr. Wong Lik Ping as a Director                  Mgmt          For                            For

3.D    Re-elect Mr. So Kwok Hoo as a Director                    Mgmt          For                            For

3.E    Re-elect Mr. Chen Zhaoqiang as a Director                 Mgmt          For                            For

3.F    Re-elect Mr. Liu Qingshan as a Director                   Mgmt          For                            For

3.G    Re-elect Mr. Zhang Wenhui as a Director                   Mgmt          For                            For

3.H    Re-elect Mr. Zhang Yaoping as a Director                  Mgmt          For                            For

4      Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration for the year ending
       31 DEC 2010 and all subsequent years

5      Appointment of the Auditors and authorize the             Mgmt          For                            For
       Directors to fix their remuneration

6      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to issue and dispose of shares not exceeding
       20% of the existing issued share capital of
       the Company

7      Approve to give a general mandate to the directors        Mgmt          For                            For
       to repurchase shares not exceeding 10% of the
       existing issued share capital of the Company

8      Approve to add, conditional upon the passing              Mgmt          For                            For
       of Resolution 7 above, the nominal amount of
       repurchased shares to the general mandate given
       to the Directors to allot shares

S.9    Adopt the new memorandum and Articles of Association      Mgmt          For                            For
       of the Company

--------------------------------------------------------------------------------------------------------------------------
 GENOMMA LAB INTERNACIONAL SAB DE CV                                                         Agenda Number:  702337569
--------------------------------------------------------------------------------------------------------------------------
    Security:  P48318102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2010
        ISIN:  MX01LA010006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Approve the reports that are referred to in               Mgmt          For                            For
       Article 28, Part Iv, of the securities market
       law, including the presentation of the financial
       statements of the Company for the FYE on 31
       DEC 2009; presentation of the report regarding
       compliance with the tax obligations of the
       Company, in accordance with the applicable
       legal provisions; allocation of results

II     Ratify the Members of the Board of Directors,             Mgmt          For                            For
       Secretaries and the Chairpersons of the audit
       and the Corporate Practices Committees; the
       determination of compensation

III    Approve a proposal to cancel shares representative        Mgmt          For                            For
       of the share capital of the Company acquired
       for the purpose of transactions conducted in
       accordance with the terms of Article 56 of
       the securities market law, and the consequent
       decrease of the share capital of the Company

IV     Approve a proposal to carry out a split of the            Mgmt          For                            For
       shares representative of the share capital
       of the Company and to amend, in keeping with
       this, the Corporate Bylaws of the Company

V      Approve the maximum amount of funds that can              Mgmt          For                            For
       be al located to the acquisition of the shares
       of the Company, in accordance with the terms
       of that which is provided for in Article 56,
       Part Iv, of the securities market Law

VI     Receive the report regarding the Extraordinary            Mgmt          For                            For
       Remuneration Plan for the Officers and employees
       of the Company and its subsidiaries

VII    Approve the designation of Special Delegates              Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 GLOBALTRANS INVT PLC                                                                        Agenda Number:  702153937
--------------------------------------------------------------------------------------------------------------------------
    Security:  37949E204                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2009
        ISIN:  US37949E2046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from USD 11,695,906.40 divided
       into 116,959,064 ordinary shares of USD 0.10
       each to USD 23,391,812.80, divided into 233,918,128
       ordinary shares of USD 0.10 each by the creation
       of additional 116,959,064 ordinary shares of
       USD 0.10 each, which will rank pari passu in
       all respects with the existing ordinary shares
       of the capital of the Company

2.     Approve to disapply the pre-emption rights of             Mgmt          Against                        Against
       existing members of the Company in relation
       to the aforesaid 116,959,064 ordinary shares
       in the Company of USD 0.10 each in accordance
       with Article 16 of the Articles of Association
       and Section 60B(5) of the Companies Law, CAP
       113 [as amended], for a period of 12 months
       from the date of the EGM at which this resolution
       is approved, and that those shares be available
       to be allotted by the Board of Directors of
       the Company to such persons as the Board of
       Directors of the Company may from time to time
       decide in order to give effect to the Company's
       investment programme and for general corporate
       and working capital purposes, for such consideration
       as determined by the Board of Directors of
       the Company, provided that the shares shall
       not be issued for less than the nominal value
       of the shares to be allotted as aforesaid

--------------------------------------------------------------------------------------------------------------------------
 GLOBALTRANS INVT PLC                                                                        Agenda Number:  702361661
--------------------------------------------------------------------------------------------------------------------------
    Security:  37949E204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2010
        ISIN:  US37949E2046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Group and Company audited financial           Mgmt          Abstain                        Against
       statements together with the  reports of the
       Directors and the Auditor for the FYE 31 DEC
       2009

2      Approve the distribution by the Company of final          Mgmt          For                            For
       dividends in respect of the  FYE on 31 DEC
       2008 in the amount of CYP 15.177 cents per
       ordinary share

3      Re-appointment of PricewaterhouseCoopers Limited          Mgmt          For                            For
       as the Auditors of the       Company to hold
       office until the conclusion of the next general
       meeting at    which the accounts are laid before
       the Company and to authorize the Board of
       Directors to determine the remuneration of
       the Auditors

4      Re-appointment of Alexander Eliseev as a Director         Mgmt          Abstain                        Against
       of the Company for a period of one year to
       hold office until the conclusion of the next
       AGM of the        shareholders of the Company

5      Re-appointment of Michael Zampelas as a Director          Mgmt          Abstain                        Against
       of the Company for a period  of one year to
       hold office until the conclusion of the next
       AGM of the        shareholders of the Company
       with an annual gross remuneration of EUR 60,000

6      Re-appointment of Johann Franz Durrer as a Director       Mgmt          Abstain                        Against
       of the Company for a      period of one year
       to hold office until the conclusion of the
       next AGM of the shareholders of the Company
       with an annual gross remuneration of EUR 110,000

7      Re-appointment of Sergey Maltsev as a Director            Mgmt          Abstain                        Against
       of the Company for a period of one year to
       hold office until the conclusion of the next
       AGM of the           shareholders of the Company

8      Re-appointment of Mikhail Loganov as a Director           Mgmt          Abstain                        Against
       of the Company for a period   of one year to
       hold office until the conclusion of the next
       AGM of the        shareholders of the Company
       with an annual gross remuneration of EUR 120,000

9      Re-appointment of Elia Nicolaou as a Director             Mgmt          Abstain                        Against
       of the Company for a period of  one year to
       hold office until the conclusion of the next
       AGM of the           shareholders of the Company
       with an annual gross remuneration of EUR 1,500

10     Re-appointment of Konstantin Shirokov as a Director       Mgmt          Abstain                        Against
       of the Company for a      period of one year
       to hold office until the conclusion of the
       next AGM of the shareholders of the Company

--------------------------------------------------------------------------------------------------------------------------
 GLOVIS CO LTD, SEOUL                                                                        Agenda Number:  702247239
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y27294100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Mar-2010
        ISIN:  KR7086280005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 9th B/S, I/S and proposed disposition         Mgmt          For                            For
       of retained earning

2      Election of Hyungho Kim as the Director                   Mgmt          For                            For

3      Approve the limit of remuneration for the Directors       Mgmt          For                            For

4      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 GODREJ CONSUMER PRODUCTS LTD                                                                Agenda Number:  702194476
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2732X135                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  09-Feb-2010
        ISIN:  INE102D01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 647601 DUE TO PAST RECORD DATE. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Authorize the Company, pursuant to Section 372A           Mgmt          For                            For
       and the other applicable provisions, if any,
       of the Companies Act, 1956 (including any statutory
       modifications or reenactment thereof for the
       time being in force and as may be enacted from
       time to time) (hereinafter referred to as the
       Act), and subject to such approvals, as may
       be required, in addition to the amounts already
       invested in Godrej Sara Lee Ltd, to further
       invest in securities of Godrej Sara Lee Limited
       by subscription/purchase or otherwise, up to
       a sum of INR 850 crore, notwithstanding that
       the aggregate of the loans/investments made
       by the Company and guarantees provided by the
       Company in connection with the loan availed
       by any other bodies Corporate, exceed/will
       exceed at any point of time the limits laid
       down by the Act; and authorize the Management
       Committee of the Board of Directors and/or
       Mr. Adi Godrej, Chairman, Mr. Nadir B Godrej,
       Director, Mr. Hoshedar Press, Vice-Chairman,
       Mr. A. Mahendran, Director and Mr. Dalip Sehgal,
       Managing Director, to take from time to time
       all decisions and steps necessary or expedient
       or proper in respect of the above investment
       including the timing, the amount and other
       terms and conditions of such transactions and
       also to take all other decisions including
       varying any of them through recall, renewal,
       transfer, sale, disinvestment or otherwise,
       either in part or in full, as it as it may,
       in its absolute discretion, deem appropriate,
       subject to the limits specified above

S.2    Amend, pursuant to Section 61 and other applicable        Mgmt          For                            For
       provisions, if any, of the Companies Act, 1958
       along with any other laws, rules and regulations
       in force at the time of this resolution and
       in supersession of the special resolution passed
       in the AGM held on 25 JUL 2009, the Letter
       of Offer dated 14 MAR 2008 and to deploy the
       balance proceeds of the rights issue for the
       purposes and within the specified time frame
       given; and authorize Mr. A. B. Godrej, Chairman,
       Mr. N.B Godrej, Director, Mr. H. K. Press,
       Vice Chairman, Mr. Dalip Sehgal, Managing Director,
       Mr. A Mahendran, Director, Mr. P. Ganesh, Vice
       President, (Finance and Commercial) and Company
       Secretary to do all such acts, deeds, matters
       and things and sign any form, deeds, documents,
       agreements, contracts, undertakings, declarations,
       confirmations, letters and such other document
       as may be necessary and expedient to give effect
       to the above mentioned special resolution

3.     Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 94 and other applicable provisions,
       it any of the Companies Act, 1956 (including
       any statutory modifications or re-enactments
       thereof, for the time being in force), to increase
       the authorized share capital of the Company
       from INR 35,71,00,000 divided Into 34,71,00,000
       equity shares of the nominal value INR 1 each
       and 1,00,00,000 unclassified shares of INR
       1 each to INR 42,00,00,000 divided into 41,00,00,000
       equity shares of the nominal value INR 1 each
       and 1,00,00,000 unclassified shares of the
       nominal value INR 1 each, by creation of an
       additional 6,29,00,000 equity shares of nominal
       value INR 1 each

S.4    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       16 and other applicable provisions, if any,
       of the Companies Act, 1956 (including any statutory
       modifications or re-enactments thereof, for
       the time being in force), to substitute the
       existing Clause V of the Memorandum of Association
       of the Company with the new Clause V

S.5    Approve, pursuant to Section 31 of the Companies          Mgmt          For                            For
       Act, 1956 and the provisions of other statues
       as applicable, to substitute the existing Article
       3 in the Articles of Association of the Company
       with the new Article 3

S.6    Authorize the Board of Directors of the Company           Mgmt          For                            For
       (hereinafter referred to as the Board which
       shall be deemed to Include any committee thereof,
       constituted or to be constituted to exercise
       its powers), pursuant to the provisions of
       Section 81(1 A) and other applicable provisions,
       if any, of the Companies Act, 1956 (including
       any amendments thereto or re-enactment thereof
       (the Companies Act), the Securities and Exchange
       Board of India (Issue of Capital and Disclosure
       Requirements) Regulations, 2009 (the ICDR Regulations),
       the provisions of Chapter VIII of the ICDR
       Regulations, the provisions of the Foreign
       Exchange Management Act, 2000 (FEMA), Foreign
       Exchange Management (Transfer or Issue of Security
       by a Person resident outside India) Regulations,
       2000, as amended from time to time, the Foreign
       Exchange Management (Borrowing or Lending in
       Rupees) Regulations, 2000 and Issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       (Through Depository receipt Mechanism) Scheme,
       1993 (the 1993 Scheme) as amended from time
       to time and such other statues, notifications,
       clarifications, circulars, rules and regulations
       as may be applicable and relevant, as amended
       from time to time and issued by the Government
       of India (the GOI), the Reserve Bank of India
       (the RBI), the Foreign Investment Promotion
       Board (the FIPB), the Securities and Exchange
       Board of India (the SEBI), Stock Exchanges
       and any other appropriate authorities, institutions
       or bodies, as may be applicable and the enabling
       provisions of the Listing Agreements entered
       into by the Company with the stock exchanges
       on which the securities of the Company are
       listed (the Listing Agreements) and Memorandum
       and Articles of Association of the Company,
       and subject to such approvals, consents, permissions
       and sanctions, if any, of the GOI, RBI, FIPB,
       SEBI, Stock Exchanges and any other appropriate
       authorities, institutions or bodies, as may
       be necessary and subject to such conditions
       as may be prescribed/stipulated by any of them
       while granting such approvals, consents, permissions
       and sanctions which may be agreed/accepted
       to by the Board, to create, offer, issue and
       allot, in one or more tranches, equity shares
       or warrants convertible into equity shares
       simultaneously with non-convertible debentures
       or Foreign Currency Convertible Bonds (FCCBs)
       convertible into equity shares of the Company
       or public issue of the equity shares, with
       or without provision for reservation on firm
       and/or competitive basis or American Depository
       Receipts or Global Depository Receipts represented
       by underlying equity shares of the Company
       or other securities or loans convertible into
       equity shares of the Company (hereinafter referred
       to as Securities), for an amount up to INR
       3,000 crores, inclusive of such premium, as
       may be finalized by the Board, at such price
       being not less than the price determined in
       accordance with the applicable Guidelines/Regulations
       issued by SEBI or the Ministry of Finance or
       the RBI and such issue and allotment to be
       made on such terms and conditions as may be
       decided by the Board at the time of issue or
       allotment of the Securities; that if any issue
       of Securities is made by way of a qualified
       Institutions placement in terms of Chapter
       VIII of the ICDR Regulations (hereinafter referred
       to as Eligible Securities within the meaning
       of the ICDR Regulations), the Eligible Securities,
       or any combination of Eligible Securities as
       may be decided by the Board, issued for such
       purpose, shall be fully paid-up and the allotment
       of such Eligible Securities or any combination
       thereof, shall be completed within twelve months
       from the date of this resolution or such other
       time as may be allowed under the ICDR Regulations
       from time to time at such price being not less
       than the price determined in accordance with
       the pricing formula provided under Chapter
       VIII of the ICDR Regulations and the Eligible
       Securities shall not be eligible to be sold
       for a period of 12 months from the date of
       allotment, except on a recognized stock exchange,
       or except as may be permitted from time to
       time under the ICDR Regulations; the relevant
       date for the purpose of pricing of the Securities
       proposed to be issued in accordance with ICDR
       Regulations or the 1993 Scheme, shall be determined
       by the Board (which expression includes any
       Committee thereof constituted or to be constituted
       to exercise its powers) in compliance with
       applicable law, pursuant to the receipt of
       shareholders' approval in terms of section
       81(1A) and other applicable provisions, if
       any, of the Companies Act, 1956 and other applicable
       laws, regulations and guidelines in relation
       to the proposed issue of the Eligible Securities,
       through a qualified institutions placement
       in accordance with Chapter VIII of the ICDR
       Regulations as amended from time to time or
       the proposed issue of other Securities in accordance
       with the 1993 Scheme as amended from time to
       time, as mentioned in the resolution above;
       in the event that where Securities which are
       convertible into equity shares of the Company
       are issued under Chapter VIII of the ICDR Regulations
       or the 1993 Scheme, the relevant date for the
       purpose of pricing of the securities, shall
       be the meeting in which the Board decides to
       open the issue of the Eligible Securities subsequent
       to the receipt of shareholders' approval in
       terms of Section 81(1 A) and other applicable
       provisions, if any, of the Companies Act and
       other applicable laws, regulations and guidelines
       in relation to the proposed issue of Eligible
       Securities by way of a qualified institutions
       placement in accordance with the ICDR regulations
       or in accordance with the 1993 Scheme, and
       which shall be subject to any amendments to
       the ICDR Regulations or the 1993 Scheme as
       mentioned above or the date on which the holder
       of such Eligible Securities, which are convertible
       into or exchangeable with the equity shares,
       becomes entitled to apply for the equity shares
       against such Eligible Securities; the issue
       to the holders of the Securities or Eligible
       Securities shall be, inter alia, subject to
       the terms and conditions: I. the Securities
       or Eligible Securities to be so created, offered,
       issued and allotted shall be subject to the
       provisions of the Memorandum and Articles of
       Association of the Company; and II. the equity
       shares proposed to be issued through the qualified
       institutions placement in accordance with the
       ICDR Regulations or pursuant to a public Issue
       or in the form of American Depository Receipts
       or Global Depository Receipts reflecting underlying
       equity shares of the Company or FCCBs convertible
       into equity shares of the Company, and allotment
       of equity shares upon conversion of any Securities
       or loans referred to above, shall rank pari
       passu with the then existing equity shares
       of the Company in all respects including dividend;
       authorize the Board, without prejudice to the
       generality of the above, subject to applicable
       laws, approvals, consents, permissions, if
       any, of any governmental body, authority or
       regulatory institution including any conditions
       as may be prescribed/stipulated in granting
       such approval or permissions by such governmental
       authority or regulatory institution, the aforesaid
       Securities may nave such features and attributes
       or any terms or combination of terms that provide
       for the tradability and free transferability
       thereof in accordance with the prevailing practices
       in the capital markets including but not limited
       to the terms and CONTD

       CONTD. conditions for issue of additional Securities      Non-Voting
       and the Board subject to applicable laws, regulations
       and guidelines, in its absolute discretion
       in such manner as it may deem fit, to dispose
       of such securities that are not subscribed;
       and for the purpose of giving effect to the
       above resolutions, to do all such acts, deeds,
       matters and things including but not limited
       to finalization and approval of the preliminary
       as well as final offer documents(s), determining
       the form and manner of the issue, including
       the class of investors to whom the Securities
       are to be issued and allotted, number of Securities
       to be allotted, issue price, face value, execution
       of various transaction documents, creation
       of mortgage / charge in accordance with Section
       293(1)(a) of the Companies Act, 1956, in respect
       of any Securities as may be required either
       on pari passu basis or otherwise as it may
       in its absolute discretion deem fit and to
       settle all questions, difficulties or doubts
       that may arise in regard to the issue, offer
       or allotment of Eligible Securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek further consent or approval of the
       members or otherwise to the end and intent
       that the members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; and to appoint such Consultants,
       Lead Managers, Underwriters, Guarantors, Depositories,
       Custodians, Registrars, Share Transfer Agents,
       Escrow Banks, Stabilizing Agent, Trustees,
       Bankers, Lawyers and any other Advisors, Professionals
       and Intermediaries and all such agencies as
       may be involved or concerned in such offerings
       of Eligible Securities and to remunerate them
       by way of commission, brokerage, fees or the
       like and to enter into and execute all contracts,
       agreements arrangements / MoUs / documents
       with such agencies as may be required or desirable
       in connection with the issue of Securities
       including the listing of the Securities, it
       any on any stock exchanges in India and outside
       India; and to form a Committee or delegate
       all or any of its power to any Committee of
       Directors of the Company to give effect to
       the aforesaid resolutions and to take such
       steps and to do all such acts, deeds, matters
       and things and accept any alterations or modification(s)
       as they may deem fit and proper and give such
       directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of Securities/Eligible
       Securities including but not limited to: (1)
       to decide the mode, manner and timing for raising
       funds subject to an overall limit of INR 3000
       crore or equivalent thereof if raised in foreign
       currency; (2) to decide and determine the final
       size for the issue of the Securities or Eligible
       Securities, the price or price band per security,
       coupon rate and terms of repayment as may be
       applicable either prior to or after filing
       of such offer document as may be required by
       SEBI and/or any other regulatory authority,
       the final price and any other terms for the
       issue as may be necessary; (3) to decide the
       amount of loan, tenor, rate of interest and
       other terms and conditions; (4) to decide the
       opening and closing dates for the issue of
       Securities or Eligible Securities and to extend,
       vary or after the same as it may deem fit at
       its absolute discretion or as may be suggested
       or stipulated by SEBI, stock exchanges or other
       authorities from time to time; (5) to mortgage
       and/or create a charge on all or any of the
       moveable, immoveable or intangible assets of
       the Company, on such terms and conditions as
       may be deemed necessary in order to secure
       the funds raised by the Company; (6) to pledge
       or create a lien on all or any of the Investments
       held by the Company on such terms and conditions
       as may be deemed necessary in order to secure
       the funds raised by the Company; (7) to approve,
       take on record and sign the standalone and
       the consolidated audited financial statements
       of the Company for such periods as may be required
       for the transaction or under the ICDR Regulations
       and or any other regulations; (8) to finalize
       the draft offer document, Application Form,
       abridged Letter of Offer (if approved), placement
       document, offering circular, subscription agreement,
       underwriting agreement. agency agreement, stabilizing
       agency agreement, placement agreement, depository
       agreement, trust deed and any other documents
       that may be required and to file the same with
       SEBI, stock exchanges and other concerned authorities
       and issue the same to applicants; (9) to appoint
       Lead Managers, Bankers, Registrar, Legal Advisors,
       Monitoring Agency, Consultants, Advisors, Underwriters,
       Printers, Trustees, Depository, Custodian,
       Paying and conversion Agent, Listing Agent,
       Process Agent and such other agencies as may
       be desired and to remunerate such agencies
       in cash or otherwise including by way of payment
       of commission, brokerage, fees, reimbursement
       of expenses incurred in relation to the issue
       of securities and other expenses, if any; (10)
       to finalize the basis of allotment in consultation
       with Lead Managers, registrar and the designated
       stock exchange and other stock exchanges where
       the existing shares are listed, if necessary,
       and to do all such acts, deeds, matters and
       things necessary or desirable in connection
       with or incidental to the issue and allotment
       of the Securities or Eligible Securities; (11)
       to issue the Letters of Allotment and Share/Debenture
       Certificates, Share Warrants to the proposed
       allottees either in dematerialized form or
       in physical form as may be required by the
       allottees; (12) to settle any question, difficulty
       or doubt that may arise in connection with
       the issue and to do all such acts, deeds and
       things they may in their absolute discretion
       consider necessary, proper, desirable or appropriate
       for settling such question, difficulty or doubt
       and making the allotment of equity shares;
       (13) to open separate Current Account(s) with
       scheduled Bank(s) to receive applications along
       with application monies in respect of the issue
       of the securities; (14) to open Bank Account(s)
       for refunds as may be applicable; (15) to file
       necessary returns, make declarations / announcements,
       furnish information etc, to the concerned authorities
       in connection with the issue of securities;
       (16) to arrange the delivery and execution
       of all contracts, agreements and all other
       documents, deeds, and instruments as may be
       required or desirable in connection with the
       issue of Securities by the Company; (17) to
       authorize the affixation of Common Seal on
       such document as may be required in the presence
       of any two persons as of any two persons as
       may be authorized by them; (18) to seek, if
       required, the consent of the Company's lenders,
       parties with whom the Company has entered into
       various commercial and other agreements, all
       concerned government and regulatory authorities
       in or outside India, and any other consents
       that may be required in connection with the
       issue and allotment of the Securities or Eligible
       Securities; (19) to any one or more persons,
       if need be, all or any of the powers herein
       above conferred; (20) and to take all such
       other steps as may be necessary in connection
       with raising of finance

7.     Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 293(1)(a) of the Companies Act,
       1956 and subject to all necessary approvals,
       to secure the borrowings of the Company, by
       the creation of a mortgage and / or charge
       on all or any of the Company's immovable, movable
       and / or intangible assets, both present and
       future in such form and manner and on such
       terms as may be deemed fit including the pledge
       of the any of the Company's investments

8.     Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 293(I)(d) and other applicable provisions,
       if any, of the Companies Act, 1956 and subject
       to all the necessary approvals as may be required,
       to borrow from time to time for the purpose
       of the Company's business any sum or sums of
       money as it may deem fit (apart from temporary
       loans obtained from the Company's Bankers in
       the ordinary course of business), to an amount
       not exceeding INR 3,000 crore in excess of
       the paid up capital and free reserves, that
       is to say reserves not set apart for any specific
       purpose and for the purpose of the implementation
       of this resolution, the Board may act through
       any of its Committee

--------------------------------------------------------------------------------------------------------------------------
 GODREJ CONSUMER PRODUCTS LTD                                                                Agenda Number:  702402051
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2732X135                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  21-May-2010
        ISIN:  INE102D01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Section 61 and other applicable      Mgmt          For                            For
       provisions, if any, of   the Companies Act,
       1956 along with any other laws, rules and regulations
       in   force at the time of this resolution and
       in supersession of the special       resolution
       passed in the EGM held on 10 FEB 2010, consent
       of the members of   Godrej Consumer Products
       Limited be and is hereby accorded to amend
       the       Letter of Offer dated 14 MAR 2008
       as amended to date  and to deploy the
       balance proceeds of the rights issue for the
       purposes and within the time     frame as specified;
       authorize, Mr. Adi Godrej, Chairman, Mr. Nadir
       Godrej,    Director, Mr. Hoshedar Press, Vice
       Chairman, Mr. Dalip Sehgal, Managing
       Director, Mr. A Mahendran, Director, Mr. P.
       Ganesh, Vice President,  Finance  and Commercial
       and Company Secretary be and are hereby independently
       to do   all such acts,...CONTD

CONT   CONTD deeds, matters and things and sigh any              Non-Voting
       form, deeds, documents,          agreements,
       contracts, undertakings, declarations, confirmations,
       letters and such other documents as may be
       necessary and expedient to give effect to the
       above mentioned special resolution

S.2    Approve, pursuant to Section 372A and the other           Mgmt          For                            For
       applicable provisions, if     any, of the Companies
       Act, 1956  including any statutory modification
       or      reenactment thereof for the time being
       in force and as may be enactment       thereof
       for the time being in force and as may be enacted
       form time to time   hereinafter referred to
       as 'the Act' , and subject to such approvals
       as may   be required, in addition to the amounts
       already invested in Godrej Sara Lee   Ltd,
       the Company be and is hereby authorized to
       further invest in securities  of Godrej Sara
       Lee Limited by subscription/ Purchase or otherwise,
       up to a    sum of INR 1200 Crores, notwithstanding
       that the aggregate of the             loans/investments
       made by the Company and guarantees provided
       by the Company  in connection with loan availed
       by any other bodies corporate, exceed / will
       exceed CONTD

CONT   CONTD at any point of time the limits laid down           Non-Voting
       by the act; Approve that the  Management Committee
       of the Board of Directors and/or Mr. Adi Godrej,
       Chairman, Mr. Nadir Godrej, Director,
       Mr. Hoshedar Press, Vice Chairman, Mr.  A Mahendran,
       Director and Mr. Dalip Sehgal, Managing Director
       be and are      hereby severally authorized
       to take from time to time all decisions and
       steps necessary or expedient or proper in respect
       of the above investment including the timing,
       the amount and other terms and conditions of
       such transactions    and also to execute all
       documents as required and take all other decisions
       including varying any of them through recall,
       renewal, transfer, sale,        disinvestment
       or otherwise, either in part or in full, as
       it may, in its      absolute discretion, deem
       appropriate, subject to the limits specified
       above

--------------------------------------------------------------------------------------------------------------------------
 GOLDEN EAGLE RETAIL GROUP LTD                                                               Agenda Number:  702027497
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3958R109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Jul-2009
        ISIN:  KYG3958R1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve to enter into the Lease Agreement [Hanzhong       Mgmt          For                            For
       Plaza] and authorize the Directors [or a duly
       authorized committee thereof] to take all such
       steps to implement the same and to execute
       all documents or deeds as they may consider
       necessary or appropriate in relation thereto,
       including but not limited to make any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       of the Lease Agreement [Hanzhong Plaza] as
       they may think fit

2.     Approve the annual caps for the rental in respect         Mgmt          For                            For
       of the Lease Agreement [Hanzhong Plaza] for
       each of the 3 years ending 31 DEC 2011

3.     Approve to enter into the Facilities Leasing              Mgmt          For                            For
       Agreement and authorize the Directors [or a
       duly authorized committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Facilities Leasing Agreement
       as they may think fit

4.     Approve the annual caps for the rental in respect         Mgmt          For                            For
       of the Facilities Leasing Agreement for each
       of the 3 years ending 31 DEC 2011

5.     Approve to enter into the Lease Agreement [Additional     Mgmt          For                            For
       Shanghai Premises] and authorize the Directors
       [or a duly authorized committee thereof] to
       take all such steps to implement the same and
       to execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Lease Agreement [Additional
       Shanghai Premises] as they may think fit

6.     Approve the annual caps for the rental and property       Mgmt          For                            For
       management fee in respect of the Lease Agreement
       [Additional Shanghai Premises] for each of
       the 3 years ending 31 DEC 2011

--------------------------------------------------------------------------------------------------------------------------
 GOLDEN EAGLE RETAIL GROUP LTD                                                               Agenda Number:  702168154
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3958R109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Dec-2009
        ISIN:  KYG3958R1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       '1, 2' AND '3'. THANK YOU.

1.     Approve the entering into of the Framework Agreement      Mgmt          For                            For
       [as specified] and the transaction contemplated
       there under and authorize the Directors [or
       a duly authorized Committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Framework Agreement as they
       may think fit

2.     Approve the entering into of the Lease Agreement          Mgmt          For                            For
       [as specified] and the transaction contemplated
       there under and authorize the Directors [or
       a duly authorized Committee thereof] to take
       all such steps to implement the same and to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto, including but not limited to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Lease Agreement as they may
       think fit

3.     Approve the proposed annual caps for the rental           Mgmt          For                            For
       in respect of the Lease Agreement for the 3
       years ending 31 DEC 2011, the details of which
       are set out in the Circular of the Company
       dated 02 DEC 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 GRUPO TELEVISA, S.A.B.                                                                      Agenda Number:  933171679
--------------------------------------------------------------------------------------------------------------------------
    Security:  40049J206                                                             Meeting Type:  Special
      Ticker:  TV                                                                    Meeting Date:  10-Dec-2009
        ISIN:  US40049J2069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PROPOSAL IN CONNECTION WITH A DIVIDEND PAYMENT            Mgmt          For                            For
       TO THE SHAREHOLDERS; RESOLUTIONS IN THIS REGARD.

II     APPOINTMENT OF DELEGATES WHO WILL CARRY OUT               Mgmt          For                            For
       AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS
       MEETING.

--------------------------------------------------------------------------------------------------------------------------
 HALYK SAVINGS BANK OF KAZAKHSTAN OJSC, ALMATY                                               Agenda Number:  702326643
--------------------------------------------------------------------------------------------------------------------------
    Security:  46627J302                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2010
        ISIN:  US46627J3023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 26 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve JSC Halyk Bank's annual financial statements      Mgmt          For                            For
       for the YE 31 DEC 2009   together with the
       Independent Auditor's report

2      Approve the distribution procedure for net income         Mgmt          For                            For
       of JSC Halyk Bank, received by the Bank from
       its operations in 2009: 1) to allocate part
       of net income    amounting to KZT 4,493,775,191.04
       for payment of dividends on preferred
       shares of JSC Halyk Bank (NIN KZ1P33870117)
       and preferred shares convertible  to common
       shares of JSC Halyk Bank (NIN KZ1P33870216),
       in the amount and      order stipulated in
       the prospectus for the issue of shares of JSC
       Halyk Bank  (including the amount of taxes
       payable under the legislation of the Republic
       of Kazakhstan); 2) not to pay dividends on
       common shares of JSC Halyk Bank as per results.CONTD

-      CONTD.of operations of JSC Halyk Bank for 2009;           Non-Voting
       3) to allocate part of net    income amounting
       to KZT 4,457,362,000 to increase reserve capital
       of JSC      Halyk Bank subject to minimum reserve
       capital not less than the sum of the:   actual
       reserve capital which was formed in the previous
       reporting period;     part of the Bank's retained
       earnings before payment of dividends on common
       shares which is equal to multiplication
       of the Bank's retained earnings       before
       payment of dividends on common shares by the
       ratio of growth of assets and contingent liabilities,
       which are subject to classification, for the
       previous year to the amount of assets
       and contingent.CONTD

-      CONTD.liabilities, which are subject to classification,   Non-Voting
       as of the beginning   of the pervious year,
       but not less than 0.1 and not more than 1,
       this         decision complies with the new
       requirement of the authorized body with regard
       to the requirements for minimum reserve capital
       for commercial banks          effective from
       October 2009, thereby, the actual reserve capital
       as of 01 MAY 2010 will amount to KZT 39,297,122,000;
       4) the remaining part of net income   received
       from JSC Halyk Bank's operations in 2009 to
       be allocated to retained earnings

3      Approve to increase the number of authorized              Mgmt          For                            For
       shares of JSC Halyk Bank by      splitting
       its common shares, as a result of the split,
       the total number of    the Bank's authorized
       shares will be 24,680,225,222  shares, which
       will       include 24,000,000,000 common shares,
       600,000,000 preference shares and       80,225,222
       preference shares convertible into common shares

4      Amend the Charter of JSC Halyk Bank as  presented         Mgmt          For                            For
       for the consideration of    the annual general
       shareholders'  meeting

5      Approve to take into consideration of the annual          Mgmt          For                            For
       general shareholders'        meeting the information
       on the amount and structure of remuneration
       of the    Members of the Board of Directors
       and the Management Board of JSC Halyk Bank

6      Approve to take into consideration of the annual          Mgmt          For                            For
       general shareholders'        meeting the information
       with regard to shareholder's appeals to actions
       of    JSC Halyk Bank and its officials and
       the results of such consideration

7      Approve Deloitte, LLP as the Audit Company conducting     Mgmt          For                            For
       audit of JSC Halyk      Bank's operations for
       2010

8      Approve, the number of Members of the Counting            Mgmt          For                            For
       Board of JSC Halyk Bank to 5   persons; the
       term of the Counting Board to 2 years, expiring
       as of the moment of re-election of the Members
       of the Counting Board by the annual general
       shareholders' meeting; election of Ilmira
       Razumova (Chairperson of the        Counting
       Board), Zhanar Bayatanova, Gulziya Madazimova,
       Gabbas Ilyussinov,    Yelena Khmyzm, as the
       Members of the Counting Board of JSC Halyk
       Bank

--------------------------------------------------------------------------------------------------------------------------
 HIRCO PLC, DOUGLAS                                                                          Agenda Number:  702023754
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4590K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jul-2009
        ISIN:  IM00B1HYQS19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and audited           Mgmt          For                            For
       accounts of the Company for the period ended
       30 SEP 2008, together with the Directors' and
       Auditor's reports thereon

2.     Re-elect Ms. Priya Hiranandani as a Director              Mgmt          For                            For

3.     Re-elect Mr. Nigel McGowan as a Director                  Mgmt          For                            For

4.     Re-appoint KPMG Audit LLC as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       AGM of the Company

5.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG Audit LLC as the Auditors of the Company

S.6    Authorize the Directors of the Company to allot           Mgmt          Abstain                        Against
       ordinary shares of GBP 0.01 each in the capital
       of the Company for cash up to an aggregate
       nominal sum of GBP 38,263.49 [representing
       approximately 5% of the Company's issued share
       capital] as if Article 5.1 of the Company's
       Articles of Association did not apply to such
       allotments; [Authority expires at the conclusion
       of the next AGM of the Company] provided that
       the authority shall allow the Company to make
       an offer or enter into an agreement which would
       or might require ordinary shares to be allotted
       after this authority expires

S.7    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       13 of the Isle of Man Companies Act 1992 to
       make market purchases[as defined in Section
       13[2] of the said Act] of ordinary shares of
       GBP 0.01 each in the company's capital provided
       that: to purchased the maximum number of such
       ordinary shares as is equal to 15% of the Company's
       issued share capital following the maximum
       amount of ordinary shares which may fall to
       be issued pursuant to Resolution 6; the minimum
       price which may be paid for such ordinary shares
       is the nominal amount thereof: the maximum
       price [exclusive of expenses] which may be
       paid for such ordinary shares shall be 5% above
       the average of the middle market quotations
       taken from the AIM market of the London Stock
       Exchange for the 5 Business days before the
       purchase is made; [Authority expires on the
       earlier of the next AGM of the Company and
       the date which is 18 months after the date
       on which this resolution passed]; the Company
       may make a contract to purchase its own ordinary
       shares under the authority hereby conferred
       prior to the expiry of such authority which
       will or may be executed wholly or partly after
       the expire of such authority, and may make
       a purchase of its own ordinary shares in pursuance
       of any such contract

S.8    Approve to cancel and reclassify, subject to              Mgmt          For                            For
       the confirmation of the Isle of Man High Courts
       in accordance with Section 56 of the Isle of
       Man Companies Act 1931, all amount standing
       to the credit of the share premium account
       of the Company following (i) the completion
       of the allotment referred to in Resolution
       6 and (ii) the payment of the expenses and
       commissions associated therewith as permitted
       by Section 46 of the Companies Act 1931, as
       a distributable reserve of the Company

S.9    Amend the Articles of Association of the Company          Mgmt          For                            For
       to comply with the AIM rules by the adoption
       of new Articles 77.1, 77.2 and 77.3 in substitution
       of the existing provisions in the form initialed
       by the chairman at the AGM

--------------------------------------------------------------------------------------------------------------------------
 HIRCO PLC, DOUGLAS                                                                          Agenda Number:  702268663
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4590K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Mar-2010
        ISIN:  IM00B1HYQS19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the annual report and audited           Mgmt          For                            For
       accounts of the Company for   the period ended
       30 SEP 2009, together with the Directors' and
       the Auditor's  reports thereon

2      Re-elect Sri John Robertson Young as a Director           Mgmt          For                            For

3      Re-elect Kersi M. Gherda as a Director                    Mgmt          For                            For

4      Re-appoint KPMG Audit LLC as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       AGM of the Company

5      Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG Audit LLC as    the Auditors of the
       Company

S.6    Authorize the Directors of the Company to allot           Mgmt          For                            For
       ordinary shares of GBP 0.01   each in the capital
       of the Company for cash up to an aggregate
       nominal sum of GBP 38,263  representing approximately
       5% of the Company's issued share       capital
       as if Article 5.1 of the Company's Articles
       of Association did not   apply to such allotments;
       Authority expires at the conclusion of the
       next    AGM of the Company  provided that the
       authority shall allow the Company to    make
       an offer or enter into an agreement which would
       or might require         ordinary shares to
       be allotted after this authority expires

S.7    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares

S.8    Grant authority for the share premium to be               Mgmt          For                            For
       cancelled and reclassified as     distributable
       reserves

--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.                                                   Agenda Number:  702073622
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3722J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Sep-2009
        ISIN:  INE191I01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited profit and loss account of              Mgmt          For                            For
       the Company for the YE on 31 MAR 2009 and the
       balance sheet as at date together with the
       report of the Auditor's and Directors' thereon

2.     Re-appoint Mr. Waryam Singh as a Director, who            Mgmt          For                            For
       retires by rotation at this meeting

3.     Re-appoint Mr. Ashok Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation at this meeting

4.     Re-appoint Mr. Surinder Kumar Soni as a Director,         Mgmt          For                            For
       who retires by rotation at this meeting

5.     Appoint Messrs. Thar & Co., Chartered Accountants,        Mgmt          For                            For
       Mumbai, as the Statutory Auditors of the Company
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       and approve to fix their remuneration

S.6    Authorize the Board of Directors [hereinafter             Mgmt          For                            For
       referred to as the Board, which term shall
       include any committee thereof], pursuant to
       the provisions of Section 81 and 81[1A] and
       other applicable provisions, if any, of the
       Companies Act, 1956 [including any amendments
       thereto or re-enactment thereof] and the provisions
       of the Foreign Exchange Management Act, 2000,
       as amended [FEMA], Foreign Exchange Management
       [Transfer or issue of Security by a Person
       Resident Outside India] Regulations, 2000 as
       amended, Issue of Foreign Currency Convertible
       Bonds and Ordinary Shares [Through Depository
       Receipt Mechanism] Scheme, 1993 as amended
       [the 1993 Scheme], the Securities and Exchange
       Board of India [SEBI] rules, regulations and
       guidelines including the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 as amended
       [the SEBI DIP Guidelines] and in accordance
       with the rules, regulations, guidelines, notifications,
       circulars and clarifications issued thereon
       from time to time by Government of India [GOI],
       the Reserve Bank of India [RBI], SEBI and/or
       any other competent authorities and the enabling
       provisions of the Memorandum of Association
       and Articles of Association of the Company,
       the listing agreements entered into by the
       Company with the stock exchanges on which the
       Company's shares are listed and subject to
       necessary approvals, permissions, consents
       and sanctions of concerned statutory and other
       authorities and subject to such conditions
       and modifications as may be prescribed by any
       of them while granting such approvals, permissions,
       consents and sanctions and which may be agreed
       to by the Board of Directors of the Company,
       in its absolute discretion to issue and allot,
       either in India or in the course of international
       offering[s], in one or more foreign markets,
       such number of American Depository Receipts
       [ADRs] or Global Depository Receipts [GDRs]
       represented by underlying equity shares of
       the Company or other securities convertible
       into equity shares of the Company, foreign
       currency convertible bonds [FCCBs], with or
       without a green shoe option equity shares of
       the Company and/or equity shares of the Company
       through depository receipt mechanism or directly
       to investors and/or any other financial instruments
       convertible into equity shares of the Company,
       including warrants, or otherwise, in registered
       or bearer form and/or any security convertible
       into such equity shares, securities, linked
       to the equity shares and/or securities with
       or without detachable warrants with right exercisable
       by the warrant holders to convert or subscribe
       to equity shares of the Company up to an amount
       of USD 450 Million or its Indian Rupee equivalent
       [all of which are hereinafter collectively
       referred to as Securities] or any combination
       of Securities, in 1 or more tranches, whether
       rupee denominated or denominated in foreign
       currency, to any eligible person, including
       foreign/resident investors [whether institutions,
       incorporated bodies, mutual funds, individuals
       or otherwise], foreign institutional investors
       registered with SEBI, Indian and/or multilateral
       financial institutions, mutual funds, non-resident
       Indians, stabilizing agents and/or any other
       categories of investors, whether they be holders
       of shares of the Company or not [collectively
       called the Investors] through public issue[s]
       of prospectus, private placement[s], or a combination
       thereof at such time or times, at such price
       or prices, at a discount or premium to market
       price or prices in such manner and on such
       terms and conditions including security, rate
       of interest etc; as may be deemed appropriate
       by the Board at its absolute discretion [where
       such price shall not be less than the price
       determined in accordance with the applicable
       guidelines/ regulations issued by SEBI or the
       Ministry of Finance or the RBI] including the
       discretion to determine the categories of Investors
       to whom the offer, issue and allotment shall
       be made to the exclusion of other categories
       of investors at the time of such offer, issue
       and allotment considering the prevailing market
       conditions and other relevant factors and wherever
       necessary in consultation with lead managers,
       either in foreign currency or equivalent Indian
       Rupees inclusive of such premium as may be
       determined by the Board, in any convertible
       foreign currency, as the Board at its absolute
       discretion may deem fit and appropriate; that
       the Securities to be so offered, issued and
       allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company; that the relevant date for
       the purpose of pricing of the securities proposed
       to be issued in accordance with SEBI DIP Guidelines
       or the 1993 Scheme, shall be determined by
       the Board [which expression includes any Committee
       thereof constituted or to be constituted to
       exercise its powers] in compliance with applicable
       law, pursuant to the receipt of shareholders'
       approval in terms of Section 81[1A] and other
       applicable provisions, if any, of the Companies
       Act, 1956 and other applicable laws, regulations
       and guidelines in relation to the proposed
       issue of the securities, in accordance with
       the SEBI DIP Guidelines as amended from time
       to time or the proposed issue of other Securities
       in accordance with the 1993 Scheme as amended
       from time to time, as mentioned in the resolution
       above; in the event that where securities which
       are convertible into equity shares of the Company
       are issued under Chapter XIII-A of the SEBI
       DIP Guidelines or the 1993 scheme, the relevant
       date for the purpose of pricing of the Securities,
       shall be in terms of the applicable provisions
       of the SEBI DIP Guidelines and, if any, of
       the Companies Act and other applicable laws,
       regulations and guidelines in relation to the
       proposed issue of Securities by way of a qualified
       institutions placement in accordance with the
       SEBI DIP Guidelines or in accordance with the
       1993 Scheme, and which shall be subject to
       any amendments to the SEBI DIP Guidelines or
       the 1993 Scheme as mentioned above or the date
       on which the holder of such securities, which
       are convertible into or exchangeable with the
       equity shares, becomes entitled to apply for
       the equity shares against such securities;
       that the issue to the holders of the securities
       underlying the securities shall be, inter alia,
       subject to the following terms and conditions:
       in the event of the Company making a bonus
       issue by way of capitalization of its profits
       or reserves prior to the allotment of the equity
       shares, the number of equity shares to be allotted
       shall stand augmented in the same proportion
       in which the equity share capital increases
       as a consequence of such bonus issue and the
       premium, if any, shall stand reduced pro tanto;
       in the event of the Company making a rights
       offer by issue of equity shares prior to the
       allotment of the equity shares, the entitlement
       to the equity shares will stand increased in
       the same proportion as that of the rights offer
       and such additional equity shares shall be
       offered to the holders of the securities at
       the same price at which the same are offered
       to the existing shareholders; and in the event
       of merger, amalgamation, takeover or any other
       re-organization or restructuring or any such
       corporate action, the number of shares, the
       price and the time period as aforesaid shall
       be suitably adjusted; CONTD...

       CONTD... that, without prejudice to the generality        Non-Voting
       of the above, subject to applicable laws and
       subject to approval, consents, permissions,
       if any of any governmental body, authority
       or regulatory institution including any conditions
       as may be prescribed in granting such approval
       or permissions by such governmental authority
       or regulatory institution, the aforesaid Securities
       may have such features and attributes or any
       terms or combination of terms that provide
       for the tradability and free transferability
       thereof in accordance with the prevailing practices
       in the capital markets including but not limited
       to the terms and conditions for issue of additional
       Securities; authorize the Board, subject to
       applicable laws, regulations and guidelines
       in its absolute discretion in such manner as
       it may deem fit, to dispose of such securities
       that are not subscribed for the purpose of
       giving effect to the above resolutions, to
       do all such acts, deeds, matters and things
       including but not limited to finalization and
       approval for the preliminary as well as final
       offer document[s], determining the form and
       manner of the issue, including the class of
       investors to whom the securities are to be
       issued and allotted, number of securities to
       be allotted, issue price, face value, premium
       amount on issue/conversion of the Securities,
       if any, rate of interest, execution of various
       transaction documents, creation of mortgage/charge
       in accordance with Section 293[1][a] of the
       Companies Act, 1956, in respect of any securities
       as may be required either on pari passu basis
       or otherwise, as it may in its absolute discretion
       deem fit and to settle all questions, difficulties
       or doubts that may arise in regard to the issue,
       offer or allotment of securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the members or otherwise to the end and intent
       that the members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; to appoint the Lead Managers,
       Underwriters, Guarantors, Depositories, Custodians,
       Registrars, Stabilizing Agent, Trustees, Bankers,
       Advisors and all such agencies as may be involved
       or concerned in such offerings of Securities
       and to remunerate them by way of commission,
       brokerage, fees or the like and also to enter
       into and execute all such arrangements, agreements,
       memoranda, documents etc. with such agencies
       and to seek the listing of such Securities
       on one or more national and/or international
       stock exchange[s]; to issue and allot such
       number of equity shares as may be required
       to be issued and allotted upon conversion of
       any securities or as may be necessary in accordance
       with the terms of the offering, all such equity
       shares ranking pari passu with the existing
       equity shares of the Company in all respects,
       except the right as to dividend which shall
       be as provided under the terms of the issue
       and in the offering documents; and to form
       a committee or delegate all or any of its power
       to any committee of Directors to give effect
       to the aforesaid resolutions and to take such
       steps and to do all such acts, deeds, matters
       and things and accept any alterations or modification[s]
       as they may deem fit and proper and give such
       directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of equity shares including
       but not limited to : a] approving the offer
       document and filing the same with the any other
       authority or persons as may be required; b]
       approving the issue price, the number of equity
       shares to be allotted, the basis of allocation
       and allotment of equity shares; c] to affix
       the common seal of the Company on any agreement[s]/documents as may be required to be executed in connection
       with the above, in the presence of any Director
       of the Company and any 1 of the above authorized
       persons, who shall sign the same in token thereof;
       d] arranging the delivery and execution of
       all contracts, agreements and all other documents,
       deeds, and instruments as may be required or
       desirable in connection with the issue of equity
       shares by the Company; e] taking decision to
       open the issue, decide bid opening and closing
       date; f] opening such banks accounts and demat
       accounts as may be required for the transaction;
       g] to do all such acts, deeds, matters and
       things and execute all such other documents
       and pay all such fees, as it may, in its absolute
       discretion, deem necessary or desirable for
       the purpose of the transactions; h] to make
       all such necessary applications with the appropriate
       authorities and make the necessary regulatory
       filings in this regard; i] making applications
       for listing of the equity shares of the Company
       on 1 or more stock exchange[s] and to execute
       and to deliver or arrange the delivery of the
       listing agreement[s] or equivalent documentation
       to the concerned stock exchange[s]; and j]
       to authorize or delegate all or any of the
       powers herein above conferred to any or more
       persons, if need be

--------------------------------------------------------------------------------------------------------------------------
 HYPERMARCAS SA, SAO PAULO                                                                   Agenda Number:  702183651
--------------------------------------------------------------------------------------------------------------------------
    Security:  P5230A101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Dec-2009
        ISIN:  BRHYPEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I      Approve the Pom Pom and Inal acquisitions by              Mgmt          For                            For
       the Company a. the ratification  of the acquisition
       by the Company, of all of the quotas representative
       of the corporate capital of Pom Pom Produtos
       Higienicos Ltda., a Company with its    headquarters
       in the city of Sao Paulo, state of Sao Paulo,
       at Avenida         Sapopemba, 6200, room 1,
       Vila Prudente, Zip 03374 001, with Corporate
       Taxpayer Id CNPJMF number 43.842.079000100,
       pompom, in accordance with the    quota purchase
       and sale agreement and other covenants, entered
       into on 27 NOV 2009, and as resolved on at
       the meeting of the Board of Directors of the
       Company held on 14 DEC 2009, at 10 a.m.
       pompom acquisition; a.1 bearing in    mind
       that the pompom acquisition does not fall within
       any of the situations   provided for in Articles
       136 and 256 of law number 640476, as amended,
       CONTD..

-      ..CONTD to state that the shareholders who may            Non-Voting
       dissent from the resolution    that approves
       the pompom acquisition will not have a right
       to reimbursement   of the value of their shares
       b. the ratification of the acquisition by the
       Company of all of the shares representative
       of the share capital of Industria Nacional
       De Artefatos De Latex S.A., a Company with
       its headquarters in the   city of Sao Roque,
       state of Sao Paulo, Rua Piracicaba, 137, Bairro
       Do         Marmeleiro, Zip 18131230, with Corporate
       Taxpayer Id CNPJ number              0.358.522000138,
       Inal, in accordance with the share purchase
       and sale         agreement and other covenants,
       entered into on 01 DEC 2009, and as resolved
       on at the meeting of the Board of Directors
       of the Company, which was held on 14 DEC 2009,
       at 10 a.m. Inal acquisition; CONTD..

-      ..CONTD b.1 bearing in mind that the Inal acquisition     Non-Voting
       does not fall within    any of the situations
       provided for in articles 136 and 256 of law
       number      640476, as amended, to state that
       the shareholders who may dissent from the
       resolution that approves the Inal acquisition
       will not have a right to        reimbursement
       of the value of their shares

II     Ratify the signing of the Jontex Quota Purchase           Mgmt          For                            For
       and Sale Agreement: a.)       ratification
       of the signing of the Quota Purchase and Sale
       Agreement entered  into on 07 OCT 2009, between
       the Company and Latam Properties Holdings and
       Latam International Investment Company,
       with relation to the acquisition by   the Company
       of all of the quotas of a Company to be incorporated
       by the       sellers, involving all the assets,
       including intellectual property rights,
       necessary for conducting the business relative
       to the male condoms sold under the Jontex Brand

III    Approve Pom Pom and Inal Mergers into the Company         Mgmt          For                            For
       a. consideration of the     proposal for the
       merger of pom pom into the Company the pompom
       merger and     approval of the respective protocol
       and justification of merger, prepared in  accordance
       with the terms of Articles 224 and 225 of law
       number 640476, and   of the documents and measures
       contemplated in it; a.1 ratification of the
       appointment and hiring of CCA Continuity
       Auditores Independentes SS, a simple Company,
       with its headquarters in the city of Sao Paulo,
       state of Sao Paulo,  at Avenida Brigadeiro
       Luis Antonio, 2729, first floor, Jardim Paulista,
       duly  registered with the Sao Paulo regional
       accounting council CRCSP under number  2sp025430o2,
       with Corporate Taxpayer Id CNPJ number 10.686.276000129,
       as the  Company responsible for the preparation
       of the valuation report, CONTD..

-      ..CONTD at book value, of pompoms equity, a.2             Non-Voting
       approval of the pompom merger,  without the
       issuance of new Hypermarcas shares considering
       the nonexistence   of holders of pompom shares
       in circulation, b. consideration of the proposal
       for the merger of Inal into the Company the
       Inal merger and approval of the   respective
       protocol and justification of merger, prepared
       in accordance with  the terms of Articles 224
       and 225 law number 640476, and of the documents
       and measures contemplated in it; b.1 ratification
       of the appointment and hiring   of Deloitte
       Touche Tohmatsu Auditores Independentes, a
       simple Company, with   its headquarters in
       the city of Sao Paulo, state of Sao Paulo,
       at Rua Jose    Guerra, 127, Chacara Santo Antonio,
       duly registered with the Sao Paulo        regional
       accounting council CRCSP under number 2 sp
       011609o8, CONTD..

-      ..CONTD Corporate Taxpayer ID CNPJMS number               Non-Voting
       49.928.567.0001.11, as the        Company responsible
       for the preparation of the valuation report,
       at book      value, of Inals equity; b.2 approval
       of the merger of Inal, without the       issuance
       of new shares by the Company in light of the
       nonexistence of Inal    share securities in
       circulation

IV     Approve the merger of Hypernova and Laboratorio           Mgmt          For                            For
       Neo Quimica by the Company a. consideration
       of the proposal for the merger of Hypernova
       Medicamentos        Participacoes S.A. Hypernova
       into the Company the Hypernova merger and
       approval of the respective protocol and
       justification of merger, prepared in  accordance
       with the terms of Articles 224 and 225 of law
       number 640476 and of CVM Instruction Number
       31999, and of the documents and measures contemplated
       it; a.1 ratification of the appointment and
       hiring of Acal Consultoria E      Auditoria
       SS, a simple Company, with its headquarters
       in the city of Rio De   Janeiro, state of Rio
       De Janeiro, at Avenida Rio Branco, 181, 18th
       floor,     with Corporate Taxpayer ID CNPJMF
       number 28.005.734.0001 82 Acal, as the
       Company responsible for the preparation of
       the valuation report, CONTD..

-      ..CONTD at book value, of the equity of Hypernova;        Non-Voting
       a.2 approval of the        Hypernova merger,
       with the issuance of new Hypermarcas shares
       considering the existence of holders of Hypernova
       shares in circulation, the former
       controllers of Laboratorio NEO Quimica Comercioe
       Industria S.A. Laboratorio   Neo Quimica; b.
       consideration of the proposal for the merger
       of Laboratorio   new Quimica into the Company
       Laboratorio new Quimica merger and approval
       of   the respective protocol and justification
       of merger, prepared in accordance   with the
       terms of Articles 224 and 225 of law number
       640476 and of CVM        instruction number
       31999, and of the documents and measures contemplated
       in   it; b.1 ratification of the appointment
       and hiring of Acal, as the Company    responsible
       for the preparation of the valuation report,
       at book value,       CONTD..

-      ..CONTD of the equity of Laboratorio NEO Quimica;         Non-Voting
       b.2 approval of the         Laboratorio NEO
       Quimica Merger, without the issuance of new
       Hypermarcas       shares considering that at
       the time of the Laboratorio New Quimica Merger
       there will not be Laboratorio New Quimica
       share securities in circulation

V      Approve to increase the share capital, amendment          Mgmt          For                            For
       of the Corporate purpose,    amendments of
       matters regarding the authority of the management
       of the        Company and of representation
       of the Company, opening branches and
       consolidating the Corporate Bylaws of
       the Company; a. the amendment of        Article
       5 of the Corporate Bylaws of the Company, in
       relation to the share    capital, as a result
       of the Hypernova Merger, b. the amendment of
       Article 3   of the Corporate Bylaws of the
       Company, in relation to the Corporate Purpose;
       c. the amendment of Articles 17, 23, 27, 28,
       30, 33, 34 and 36 of the         Corporate
       Bylaws of the Company, in relation to matters
       concerning the        authority of the Company
       and the manner of representation of the Company;
       CONTD..

-      ..CONTD d. the ratification of the opening of             Non-Voting
       a branch of the Company, as     approved by
       the Executive Committee at a meeting held on
       11 DEC 2009, at 10   a.m., and the opening
       of new branches of the Company, as a result
       o f the     pompom merger, Inal Merger and
       NEO Quimica Merger, with the consequent
       amendment of Article 2 of the Corporate
       Bylaws of the Company; e. the         approval
       of the consolidation of the Corporate Bylaws
       of the Company

VI     Elect the Members of the Board of Directors               Mgmt          For                            For
       of the Company; a. the election

VII    Approve the share split of the common shares              Mgmt          For                            For
       representative of the share      capital of
       the Company, in the proportion of 1 common
       share for 2 common      shares, which is to
       say, each 1 common share issued by the Company,
       owned on  the date the general meeting of shareholders
       is held, will come to be         represented
       by 2 common shares

VIII   Authorize the Managers of the Company to do               Mgmt          For                            For
       all the acts necessary to         effectuate
       the mentioned mergers and the other proposed
       resolutions

--------------------------------------------------------------------------------------------------------------------------
 HYPERMARCAS SA, SAO PAULO                                                                   Agenda Number:  702264449
--------------------------------------------------------------------------------------------------------------------------
    Security:  P5230A101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Mar-2010
        ISIN:  BRHYPEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A.     Ratify the amendments made to the addresses               Mgmt          For                            For
       of the Branches 001, 023, 028 and 029 of the
       Company, as approved by the Executive Committee
       in a meeting held  on 04 FEB 2010, at 10.00
       a.m., with the consequent amendment of Article
       2 of  the Corporate Bye-laws of the Company

B.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by BRL        1,500,000,000.00,
       taking it from the current BRL 3,000,000,000.00
       to BRL      4,500,000,000.00, with the consequent
       amendment of the first paragraph of     Article
       5 of the Corporate Bye-laws of the Company

c.     Approve the consolidation of the Corporate Bye-laws       Mgmt          For                            For
       of the Company

D.     Ratify the information concerning the base date           Mgmt          For                            For
       for the valuation of the      assets of Laboratorio
       Neo Quimica Comercio E Industria S.A., for
       the purposes of the merger into the Company,
       as specified in Item 6.V B.2 of the minutes
       of the EGM of the Company, held on 30 DEC
       2009, 30.12 EGM, so that it is      stated
       that the base date is 31 OCT 2009, and not
       31 DEC 2009, as it was      incorrectly stated
       in the minutes of the 30.12 EGM

E.     Ratify all the other resolutions passed in the            Mgmt          For                            For
       30.12 EGM

F.     Authorize the Management of the Company to perform        Mgmt          For                            For
       all the acts necessary for to make the resolutions
       proposed and approved by the shareholders of
       the      Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING AND MEETING TYPE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 HYPERMARCAS SA, SAO PAULO                                                                   Agenda Number:  702288223
--------------------------------------------------------------------------------------------------------------------------
    Security:  P5230A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2010
        ISIN:  BRHYPEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the annual report from the administration,        Mgmt          For                            For
       concerning the FY that ended on 31 DEC 2009,
       and the examination, discussion and resolution
       concerning the Company's financial statements,
       relating to the FY that ended on 31 DEC 2009,
       to wit balance sheet, results statement, statement
       of change in net worth statement, cash flow
       statements, added value statements and explanatory
       notes, audited by PriceWaterhouseCoopers Auditores
       Independentes, PWC

II.    Approve the allocation of the profits from the            Mgmt          For                            For
       FYE 31 DEC 2009

III.   Re-elect the Members of the Board of Directors            Mgmt          For                            For

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MOBIS, SEOUL                                                                        Agenda Number:  702246958
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3849A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Mar-2010
        ISIN:  KR7012330007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the 33rd balance sheet, I/S and proposed          Mgmt          For                            For
       disposition of retained      earning

2.     Election of Monggu-Jeong and Taehwan Jeong as             Mgmt          For                            For
       the External Directors and

3.     Election of the Member of Audit Committee: Yoondae        Mgmt          For                            For
       Eo

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 INDAGE VINTNERS LTD                                                                         Agenda Number:  702028944
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3913V104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jul-2009
        ISIN:  INE194C01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of the Section        Mgmt          For                            For
       94 and other applicable provisions, if any,
       of the Companies Act, 1956 [including any amendment
       thereto or re-enactment thereof], to increase
       the authorized share capital of the Company
       from INR 25,00,00,000 dividend into 2,50,00,000
       equity shares of INR 10 each to INR 40,00,00,000
       dividend to 4,00,00,000 equity shares INR 10
       each; consequent to increase in the authorized
       share capital of the Company, amend 1st paragraph
       of the existing Clause V of the Memorandum
       of Association of the Company as specified

S.2    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any statutory modifications, amendments
       thereto or re-enactment thereof] [hereinafter
       referred to as the Act] and subject to the
       enabling provisions of the Memorandum and the
       Articles of Association of the Company, the
       Listing Agreement entered into by the Company
       with the Stock Exchange(s) where the shares
       of the Company are listed and in accordance
       with the Rules, regulations and guidelines
       prescribed by the Securities and exchange Board
       of India [SEBI] and subject to the approval
       of Reserve Bank of India [RBI], Government
       of India [GOI] or any other relevant authority
       and clarifications thereon issued from time
       to time, if any, and subject to all such other
       approvals, permissions or sanctions as may
       be necessary and subject to such conditions
       and modifications as may be prescribed or imposed
       by any of them while granting such approvals,
       permissions or sanctions, which may be agreed
       to by the Board of Directors of the Company
       [hereinafter referred to as the Board, which
       expression shall be deemed to include any Committee
       constituted/to be constituted by the Board
       to exercise its powers, including the powers
       conferred by this resolution], the consent
       to the Company, to offer, issue and allot in
       one or more tranches, on a preferential basis,
       up to 1,03,00,000 equity shares warrants, carrying
       an entitlement to apply for equivalent number
       of equity shares of INR 10 each at a price
       of INR 88 per equity share warrants [including
       premium of INR 78 per equity share warrant],
       to the specified investors [hereinafter collectively
       referred to as the investors] and on such other
       terms and conditions that the Board may deem
       appropriate in its absolute discretion as specified;
       the equity shares warrants shall be issued
       by the Company to the investors on the specified
       terms and conditions; the relevant date for
       determination of the price of the Equity Shares
       Warrants in terms of the provisions of the
       SEBI Guidelines is 04 JUN 2009, being the 30
       day prior to 04 JUL 2009 [i.e., the date on
       which the meeting of the general body of shareholders
       is held, in terms of Section 81(1A) of the
       Act, to consider the proposed issue]; authorize
       the Board, for the purpose of giving effect
       to this resolution, on behalf of the Company
       to take such steps and to do all such acts,
       deeds, matters and things as the Board may,
       in its absolute discretion, consider necessary,
       expedient, usual, proper or incidental to this
       resolution and to settle any questions, remove
       any difficulty or doubt that may arise from
       time to time in relation to the offer, issue
       and allotment of, the Equity Shares Warrants
       to prescribe the forms of application and to
       take such actions or give such directions as
       they may consider as being necessary or desirable
       and to obtain any approvals, permissions, sanctions
       which may be necessary or desirable, as they
       may deem fit; authorize the Board to accept
       such amendments, modifications, variations
       and alterations as the GOI/SEBI/RBI/BSE or
       any other regulatory authority may stipulate
       in that behalf

S.3    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81[1A] and other applicable provisions,
       if any, of the Companies Act, 1956 [including,
       any statutory modifications or amendments thereto
       or re-enactment thereof [hereinafter referred
       to as the Act], the provisions of Chapter XIII-A
       Guidelines for Qualified Institutions Placement
       of SEBI [Disclosure & Investor Protection]
       Guidelines, 2000, as amended from time to time,
       [hereinafter referred to as SEBI DIP Guidelines],
       the provisions of the Foreign Exchange Management
       Act, 2000 [FEMA], Foreign Exchange Management
       [transfer or issue of security by a person
       resident outside India] Regulations, 2000,
       as amended from time to time and such other
       statues, notifications, clarifications, circulars,
       rules and regulations as may be applicable
       and relevant, as amended from time to time
       and issued by the Government of India [the
       GOI], the Reserve Bank of India [the RBI],
       the Foreign Investment Promotion Board [the
       FIPB], the Securities and Exchange Board of
       India [the SEBI], Stock Exchanges and any other
       appropriate authorities, institutions or bodies,
       as may be applicable and the enabling provisions
       of the Listing Agreements entered into by the
       Company with the stock exchanges on which the
       equity shares of the Company are listed [the
       Listing Agreements] and Memorandum and Articles
       of Association of the Company, and subject
       to such approvals, consents, permissions and
       sanctions, if any, of the GOI, RBI, FIPB, SEBI,
       Stock Exchanges and any other appropriate authorities,
       institutions or bodies, as may be necessary
       and subject to such conditions as may be prescribed/stipulated by any of them while granting such approvals,
       consents, permissions and sanctions, which
       maybe agreed/accepted to by the Board of Directors
       of the Company [hereinafter referred to as
       the Board which shall be deemed to include
       any committee thereof, constituted or to be
       constituted to exercise its powers], in its
       absolute discretion, to create, offer, issue
       and allot, in one or more tranches, equity
       shares [hereinafter referred to as Specified
       Securities within the meaning of SEBI DIP Guidelines]
       for an aggregate sum not exceeding INR 110
       Crores, inclusive of such premium, as may be
       finalized by the Board, to qualified institutional
       buyers as defined in the SEBI DIP Guidelines
       [the QIBs], pursuant to the qualified institutions
       placement at such price being not less than
       the price determined in accordance with the
       SEBI DIP Guidelines and such issue and allotment
       to be made on such terms and conditions as
       may be decided by the Board at the time of
       issue or allotment of the Specified Securities;
       the relevant date for the purpose of pricing
       of the Specified Securities proposed to be
       issued in accordance with SEBI DIP Guidelines,
       shall be the date of the meeting in which the
       Board [which expression includes any Committee
       thereof constituted or to be constituted to
       exercise its powers] decides to open the issue,
       of the Specified Securities, subsequent to
       the receipt of shareholders' approval in terms
       of Section 81[1A] and other applicable provisions,
       if any, of the Companies Act, 1956 and other
       applicable laws, regulations and guidelines
       in relation to the proposed issue of the Specified
       Securities, through a qualified institutional
       placement in accordance with Chapter, XIII-A
       of the SEBI DIP Guidelines as mentioned in
       the resolution above; the issue to the holders
       of the Specified Securities shall be, inter
       alia, subject to the specified terms and conditions;
       without prejudice to the generality of the
       above, subject to applicable laws, approval,
       consents, permissions, if any, of any governmental
       body, authority or regulatory institution including
       any conditions as may be prescribed/stipulated
       in granting such approval or permissions by
       such governmental authority or regulatory institution,
       the aforesaid Specified Securities may have
       such features and attributes or any terms or
       combination of terms that provide for the tradability
       and free transferability thereof in accordance
       with the prevailing practices in the capital
       market including but not limited to the terms
       and conditions for issue of additional Specified
       Securities and authorize the Board subject
       to applicable laws, regulations and guidelines
       in its absolute discretion in such manner as
       it may deem fit, to dispose of such Specified
       Securities that are not subscribed; and for
       the purpose of giving effect to the above resolutions,
       to do all such acts, deeds, matters and things
       including but not limited to finalization and
       approval of the preliminary as well as final
       offer document[s], determining the form and
       manner of the issue, including the class of
       investors to whom the Specified Securities
       are to be issued and allotted, number of Specified
       Securities to be allotted, issue prize, face
       value, execution of various transaction documents,
       as it may in its absolute discretion deem fit
       and to settle all questions, difficulties or
       doubts that may arise in regard to the issue,
       offer or allotment of Specified Securities
       and utilization of the issue proceeds as it
       may in its absolute discretion deem fit without
       being required to seek further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; to appoint
       such consultants, lead managers, underwriters,
       guarantors, depositories, custodians, registrars,
       stabilizing agent, trustees, bankers, lawyers
       and any other advisors, professionals and intermediaries
       and all such agencies as may be involved or
       concerned in such offerings of Specified Securities
       and to remunerate them by way of commission,
       brokerage, fees or the like and to enter into
       and execute all contracts, agreements, arrangements
       / MoUs /documents with such agencies as may
       be required or desirable in connection with
       the issue of equity shares including the listing
       of the Specified Securities, if any, on any
       Stock Exchanges; and authorize the Board to
       form a committee or delegate all or any of
       its power to any Committee of the Directors
       of the Company to give effect to the aforesaid
       resolution and is authorized to take such steps
       and to do all such acts, deeds, matters and
       things and accept any alterations or modification[s]
       as they may deem fit and proper and give such
       Directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of equity shares including
       but not limited to :a) approving the offer
       document and filing the same with any authority
       or persons as may be required; b) approving
       the issue price, the number of equity shares
       to be allotted, the basis of allocation and
       allotment of equity shares; CONTD...

       CONTD...c) to affix the Common Seal of the Company        Non-Voting
       on any agreement[s]/documents as may be required
       to be executed in connection with the above,
       in the presence of any Director of the Company
       and persons authorized who shall sign the same
       in token thereof; d) arranging the delivery
       and execution of all contracts, agreements
       and all other documents, deeds, and instruments
       as may be required or desirable in connection
       with the issue of equity shares by the Company;
       e) taking decision to open the issue, decide
       bid opening and dosing date; f) opening such
       bank accounts and demat account as may be required
       for the transaction; g) to do all such acts,
       deeds, matters and things and execute all such
       other documents and pay all such fees, as it
       may, in its absolute discretion, deem necessary
       or desirable for the purpose of the transactions;
       h) to make all such necessary applications
       with the appropriate authorities and make the
       necessary regulatory filings in this regard;
       i) making applications for listing of the equity
       shares of the Company on one or more stock
       exchange[s] and to execute and to deliver or
       arrange the delivery of the listing agreement[s]
       or equivalent documentation to the concerned
       stock exchange[s]; and to authorize or delegate
       all or any of the powers hereinabove conferred
       to any or more persons, if need be

--------------------------------------------------------------------------------------------------------------------------
 INSPUR INTERNATIONAL LTD                                                                    Agenda Number:  702021091
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4820C122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Jul-2009
        ISIN:  KYG4820C1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE ''IN FAVOR" OR ''AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the equity interest transfer           Mgmt          For                            For
       agreement dated 01 JUN 2009 [the Acquisition
       Agreement] entered into between Shandong Inspur
       Light and Electricity Technology Limited [as
       specified] and Shandong Inspur Leasing Limited
       [as specified], as vendors and Inspur [Shandong]
       Electronic Information Limited [as specified]
       as purchaser in relation to the acquisition
       of 100% interest in Jinan Inspur Communication
       Limited as specified and the transactions contemplated
       thereunder; and authorize the Directors of
       the Company to do all such acts and things,
       to sign, execute and seal, where applicable,
       all such further documents and to take such
       steps as they may consider necessary, appropriate,
       desirable or expedient for implementation of
       or giving effect to the Acquisition Agreement
       and any of the transactions contemplated thereunder

--------------------------------------------------------------------------------------------------------------------------
 INSPUR INTERNATIONAL LTD                                                                    Agenda Number:  702121118
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4820C122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Nov-2009
        ISIN:  KYG4820C1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, subject to the passing of             Mgmt          For                            For
       resolution numbered 2 below: (a) the supplemental
       deed [Supplemental Deed] entered into on 24
       SEP 2009 between the Company as issuer and
       Microsoft Corporation [Microsoft] as subscriber
       as supplement to the subscription deed [Subscription
       Deed] dated 26 AUG 2005 between the Company
       and Microsoft [as already supplemented by two
       supplemental deeds dated 07 SEP 2005 and 13
       SEP 2005] in relation to the subscription of
       preferred shares [Preferred Shares] in the
       capital of the Company of up to an aggregate
       amount of USD 25 million whereby the terms
       of Preferred Shares proposed to be varied with
       the effect that 4% out of the total of 6% dividend
       on the Preferred Shares will be paid by way
       of scrip dividend in form of further Preferred
       Shares [Scrip Dividend Preferred Shares] [details
       of the Scrip Dividend Preferred Shares are
       set out in the Company's circular dated 15
       OCT 2009 as specified]and the transactions
       contemplated thereunder; conditional upon The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] granting the approval for the issue
       of the Scrip Dividend Preferred Shares [if
       required] and the Listing Committee of the
       Stock Exchange granting the listing of and
       permission to deal in the ordinary shares of
       HKD 0.002 [Shares] issuable upon the exercise
       of the conversion rights attaching to the Scrip
       Divided Preferred Shares in accordance with
       Articles of Association of the Company, the
       allotment and issue of the Preferred Shares
       and any Shares [Scrip Dividend Ordinary Shares]
       which may fall to be issued upon the exercise
       of the conversion rights attaching to the Scrip
       Divided Preferred Shares to the holder of such
       shares pursuant to the terms of the Supplemental
       Deed and the transactions contemplated and
       authorize the Directors of the Company [the
       Directors] granted a specific mandate to allot
       and issue Scrip Dividend Preferred Shares and
       the Scrip Dividend Ordinary Shares pursuant
       to the Supplemental Deed; the specific mandate
       is in addition to, and shall not prejudice
       nor revoke any general or specific mandate(s)
       which has/have been granted or may from time
       to time be granted to the Directors prior to
       the passing of this resolution; and authorize
       the Directors, acting together, individually
       or by committee, to take such actions, do such
       things and execute such further documents or
       deeds which in their opinion may be necessary,
       desirable or expedient for the purpose of giving
       effect to and/or to implement the transactions
       contemplated in this resolution

S.2    Amend, subject to passing of Resolution 1 above,          Mgmt          For                            For
       the Articles 9A(1), 9A(2A), 9A(7)(i) of the
       Articles of Association of the Company as specified

S.3    Amend the Articles 103(5), 103(6) the Articles            Mgmt          For                            For
       of Association of the Company as specified

S.4    Adopt, subject to the passing of Resolutions              Mgmt          For                            For
       3 and/or 2 above, the amended and restated
       Articles of Association, consolidating all
       of the proposed amendments referred to in Resolution
       3 above [in the event that Resolution 3 has
       been duly passed by the shareholders as a special
       resolution] and Resolution 2 above [in the
       event that Resolution 2 has been duly passed
       by the shareholders as a special resolution]
       and all previous amendments made in compliance
       with applicable laws in the form produced to
       the meeting as the amended and restated Articles
       of Association of the Company with immediate
       effect in replacement of the existing Articles
       of Association

--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL PERSONAL FINANCE PLC, LEEDS                                                   Agenda Number:  702300877
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4906Q102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  GB00B1YKG049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Company's annual report and Audited           Mgmt          For                            For
       financial statements for the  FYE 31 DEC 2009

2      Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2009

3      Approve to declare a final dividend of 3.4p               Mgmt          For                            For
       per share on the ordinary shares  of 10p each
       in respect of the YE 31 DEC 2009, payable on
       21 MAY 2010 to the   holders of such ordinary
       shares on the register of Members of the Company
       on  16 APR 2010

4      Election of John Lorimer as a Director of the             Mgmt          For                            For
       Company

5      Election of Edyta Kurek as a Director of the              Mgmt          For                            For
       Company

6      Re-elect of David Broadbent as a Director of              Mgmt          For                            For
       the Company

7      Re-elect of Nick Page as a Director of the Company        Mgmt          For                            For

8      Re-appointment of PricewaterhouseCoopers LLP              Mgmt          For                            For
       as the Auditors of the Company   to hold office
       until the conclusion of the next general meeting
       at which      accounts are laid before the
       Company

9      Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

10     Authorize the Directors pursuant to and in accordance     Mgmt          For                            For
       with Section 551 of the Companies Act 2006
       to allot shares in the Company or to grant
       rights to       subscribe for or convert any
       security into shares in the Company; up to
       a     nominal amount of GBP 8,500,000  such
       amount to be reduced by the nominal     amount
       allotted or granted under the resolution ;
       comprising equity           securities  as
       defined in Section 560 1  of the Companies
       Act 2006  up to a   nominal amount of GBP 17,000,000
       after deducting from such limit any shares
       issued under the resolution in connection
       with an offer by the way of a       rights
       issue; to ordinary shareholders in proportion
       to their existing        holdings and; to holders
       of other equity securities as required by the
       rights CONTD.

-      CONTD. of those securities or a the Directors             Non-Voting
       otherwise consider necessary    and so that
       the Directors may impose any limits or restrictions
       and make any  arrangements which they consider
       necessary or appropriate to deal with
       treasury shares, fractional entitlements,
       record dates, regulatory or         practical
       problems in, or laws of , any territory or
       any other matter;        Authority to expires
       until the conclusion of the next AGM or, until
       the close of business on 12 AUG 2011 ; unless
       previously revoked or varied by the       Company
       in a general meeting  but, in each case, during
       this period the       Company may make offers
       and enter into agreements CONTD.

-      CONTD. which would, or might, require shares              Non-Voting
       to be allotted or rights to      subscribe
       for or convert securities into shares to be
       granted after the       authority ends and
       the Directors may allot shares or grant rights
       to          subscribe for or convert securities
       into shares under any such offer or       agreement
       as if the authority had not ended

S.11   Authorize the Directors pursuant to Section               Mgmt          For                            For
       570 of the Companies Act 2006 to  allot equity
       securities  as specified in Section 560(1)
       of the Companies Act  2006 for cash pursuant
       to the general authority conferred by Resolution
       10    and/or sell ordinary shares held by the
       Company as treasury shares for cash,  including
       where the allotment is treated as an allotment
       of equity securities under Section 560 2  b
       of the Companies Act 2006, as if Section 561
       1  of    the Companies Act 2006 did not apply
       to such allotment or sale, provided that this
       power shall be limited; to the allotment of
       equity securities and sale   of treasury shares
       for cash in connection with an offer of, or
       invitation to  apply for, equity securities
       but in case of the authority granted under
       CONTD.

-      CONTD. the resolution 10,by way of a rights               Non-Voting
       issue only ; i  to ordinary       shareholders
       in proportion to their existing holdings and;
       ii  to holders of other equity securities
       as required by the rights of those securities
       or as   the Directors otherwise consider necessary
       and may impose any limits or       restrictions
       and make any arrangements which they consider
       necessary or       appropriate to deal with
       treasury shares, fractional entitlements, record
       dates, regulatory or practical problems
       in, or laws of any territory or any   other
       matter; and in case the authority granted for
       Resolution 10 and/or in   the case of any sale
       of treasury shares for cash, to the allotment
       of equity  securities up to nominal amount
       of GBP 1,286,000;  Authority expires until
       the conclusion of the next AGM or, until
       the close of business on 12 AUG 2011 ; CONTD.

-      CONTD. but, in each case, during this period              Non-Voting
       the Company may make offers and  enter into
       agreements which would, or might, require equity
       securities to be  allotted  and treasury shares
       to be sold after the power ends and the
       Directors may allot equity securities
       and sell treasury shares  under any    such
       offer or agreement as if the power had not
       ended

S.12   Authorize the Company for the purpose of Section          Mgmt          For                            For
       701 of the Companies Act     2006 to make one
       or more market purchases  as defined in Section
       693 4  of    the Companies Act 2006  of its
       own ordinary shares of 10p each  ordinary
       shares  provided that; the Company may
       not purchase more than 25,721,700      ordinary
       shares; the minimum price which the Company
       may pay for each         ordinary share is
       the nominal value; the maximum price  excluding
       expenses    which the Company may pay for each
       ordinary share is 5% over the average of
       the middle-market price of an ordinary share,
       based on the London Stock       Exchange Daily
       Official List, for the 5 business days immediately
       before the  day on which the Company agrees
       to purchase CONTD.

-      CONTD. the ordinary shares;  Authority expires            Non-Voting
       untill the conclusion of the   next AGM or,
       if earlier, the close of business on 30 JUN
       2011 ; and the       Company may agree, before
       the authority ends, to purchase ordinary shares
       even though the purchase is, or may be,
       completed executed wholly or partly   after
       the authority ends, and the Company may purchase
       ordinary shares        pursuant to any such
       contract as if the power had not ended

13     Authorize the Directors to establish the International    Mgmt          For                            For
       Personal Finance PLC   of the Company Share
       Option Plan  the "CSOP" , a copy of the draft
       rules of   which has been produced to the meeting
       and initialed by the Chairman for the  purpose
       of identification and a summary of the main
       provisions of which is    set out in Appendix
       2 to the letter to shareholders dated 12 MAR
       2010,        including making such amendments
       to the draft rules and taking such actions
       may be necessary to ensure that the CSOP
       is approved by the HM Revenue &      Customs

14     Authorize the Directors to establish the International    Mgmt          For                            For
       Personal Finance PLC   Deferred Share Plan
       the "DSP" , a copy of the draft rules of which
       has been  produced to the meeting and initialed
       by the Chairman for the purpose of      identification
       and a summary of the main provisions of which
       is set out in    Appendix 3 to the letter to
       shareholders dated 12 MAR 2010 and; to establish
       schedules to, or further share plans based
       on, the Deferred Share Plan but    modified
       to take account of local tax, exchange control
       or securities laws in overseas territories,
       provided that any shares made available under
       any such  schedules or further plans are treated
       as counting against the limits on      individual
       and overall participation in the DSP

S.15   Adopt the Articles of Association of the Company          Mgmt          For                            For
       be amended by deleting all   the provisions
       of the Company's Memorandum of Association
       which, by virtue of Section 28 of the Companies
       Act 2006, are to be treated as provisions of
       the  Company's Articles of Association and;
       the Articles of Association produced   to the
       meeting and initialed by the Chairman for the
       purpose of               identification be
       adopted as the Articles of Association of the
       Company in    substitution for, and to the
       exclusion of, the existing Articles of
       Association

S.16   Approve that the general meeting other than               Mgmt          For                            For
       an annual general meeting may be  called on
       not less than 14 clear days notice

--------------------------------------------------------------------------------------------------------------------------
 ISRAEL CHEMICALS LTD                                                                        Agenda Number:  702035305
--------------------------------------------------------------------------------------------------------------------------
    Security:  M5920A109                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  20-Jul-2009
        ISIN:  IL0002810146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve an agreement between the Company and              Mgmt          For                            For
       the controlling shareholder, Israel Corporation
       Ltd., for the supply by Israel Corp to the
       Company and subsidiaries of management services
       including day to day consultancy, professional,
       finance, strategic, management consultancy,
       regulatory and media consultancy and representation;
       the agreement will replace the existing agreement
       which has been in force from 1996 until the
       present day by which Israel Corp supplied the
       services to the Company in consideration for
       USD 2.5 million a year, which amount was not
       updated from 1996 until now despite the considerable
       increase over the years in the business and
       geographic operation of the Company; in addition,
       directors of Israel Corp. are officers of the
       Company and in respect of their services the
       Company pays management fees to Israel Corp
       [USD 200,000 in respect of 3 directors of Israel
       Corp. in 2008]; the agreement will be for a
       3 year period in consideration for USD 3.5
       million a year and the Company will stop paying
       management fees in respect of the services
       of directors of Israel Corp

--------------------------------------------------------------------------------------------------------------------------
 ISRAEL CHEMICALS LTD                                                                        Agenda Number:  702051931
--------------------------------------------------------------------------------------------------------------------------
    Security:  M5920A109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Aug-2009
        ISIN:  IL0002810146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the presentation of the financial statements      Mgmt          For                            For
       and the Directors' report for 2008

2.     Re-appoint Messrs. N. Gilad, Y. Rosen, N. Yatziv,         Mgmt          For                            For
       A. Paz, C. Erez, V. Medina, M. Vidman, A. Sadeh
       and A. Shochat as the Officiating Directors
       until the next AGM and approve their remuneration
       as well as liability exemption, insurance and
       indemnity will remain without change by a previous
       general meeting

3.     Approve the annual remuneration and meeting               Mgmt          For                            For
       attendance fees to some Directors in respect
       of Officiating as Directors in certain subsidiaries

4.     Re-appoint Prof. Y. Orgold as an External Director        Mgmt          For                            For
       for a statutory 3 year period without change
       in remuneration, liability exemption, insurance
       and indemnity

5.     Appoint Dr. M. Haran as an External Director              Mgmt          For                            For
       for a statutory 3 year period

6.     Approve to issue Dr. Haran of liability exemption         Mgmt          For                            For
       and indemnity undertaking in the form previously
       approved by general meeting and participation
       in existing D and O insurance

7.     Approve the annual remuneration and meeting               Mgmt          For                            For
       attendance fees to the External Directors:
       Prof. Orgold and Dr. Haran in respect of Officiating
       as Directors in subsidiaries

8.     Appoint the Accountant Auditors and authorize             Mgmt          For                            For
       the Board to fix their remuneration

--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702077923
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y42154123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Sep-2009
        ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at that date and the reports of the Board of
       Directors and the Auditors attached thereto

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. E. Ella Reddy as a Director,               Mgmt          For                            For
       who retires by rotation under the Article 121
       of the Articles of Association of the Company

4.     Re-appoint Mr. E. Sunil Reddy as a Director,              Mgmt          For                            For
       who retires by rotation under the Article 121
       of the Articles of Association of the Company

5.     Re-appoint Mr. T.R.C. Bose as a Director, who             Mgmt          For                            For
       retires by rotation under the Article 121 of
       the Articles of Association of the Company

6.     Re-appoint Messrs Deloitte Haskins and Sells              Mgmt          For                            For
       and Messrs Chaturvedi and Partners, Chartered
       Accountants as the Joint Statutory Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM at such remuneration as may be determined
       by the Board of Directors of the Company

7.     Appoint Dr. Lingireddy Srinivasa Reddy as a               Mgmt          For                            For
       Director of the Company, who is liable to retire
       by rotation

S.8    Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 311, 314, 316 and 317 read with
       Schedule XIII and other applicable provisions
       if any, of the Companies Act 1956, and subject
       to statutory approvals if any, Mr. E. Sudhir
       Reddy as the Chairman and Managing Director
       of the Company for a period of 5 years with
       effect from 01 OCT 2009, notwithstanding that
       he is Jt. Managing Director of another Public
       Limited Company, on the terms and conditions
       as specified; approve, in the event of absence
       or inadequacy of profits in any FY during Mr.
       E. Sudhir Reddy's term of office as Chairman
       and Managing Director, the minimum remuneration
       will be restricted to a maximum of INR 48,00,000
       per annum or INR 4,00,000 per month plus the
       perquisites as specified

9.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310 and 311 read with Schedule
       XIII and other applicable provisions if any,
       of the Companies Act 1956, and subject to approval
       of shareholders of the Company, to pay Mr.
       R. Balarami Reddy the same remuneration from
       01 APR 2009 as was paid from 01 APR 2008 to
       31 MAR 2009 as stated below till such time
       as he continues to be a Director liable to
       retire by rotation as may be decided by the
       Board, with liberty to the Board to increase
       the remuneration, if any, from time to time,
       subject to the same not exceeding the limits
       specified in Schedule XIII of the Companies
       Act, 1956 as specified; and in the event of
       absence or inadequacy of profits in any FY
       during Mr. R. Balarami Reddy's term of office
       as Executive Director-Finance and Group CFO,
       the above remuneration and perquisites be paid
       as minimum remuneration, subject to the overall
       limits specified in Schedule XIII of the Companies
       Act, 1956

10.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, and 311 read with Schedule
       XIII and other applicable provisions if any,
       of the Companies Act 1956, and subject to approval
       of shareholders of the Company, to pay Mr.
       K. Ashok Reddy the same remuneration from 01
       APR 2009 as was paid from 01 APR 2008 to 31
       MAR 2009 as stated below, till such time as
       he continues to be a Director liable to retire
       by rotation as may be decided by the Board,
       with liberty to the Board to increase the remuneration,
       if any, from time to time, subject to the same
       not exceeding the limits specified in Schedule
       XIII of the Companies Act, 1956 as specified;
       and in the event of absence or inadequacy of
       profits in any FY during Mr. K. Ashok Reddy's
       term of office as Executive Director, the above
       remuneration and perquisites be paid as minimum
       remuneration, subject to the overall limits
       specified in Schedule XIII of the Companies
       Act, 1956

S.11   Approve, pursuant to provisions of Section 81(1A)         Mgmt          For                            For
       and other applicable provisions if any of the
       Companies Act, 1956, the Articles of Association
       of the Company, the Listing Agreement entered
       into with the Stock Exchanges, the guidelines
       and clarifications issued by the Securities
       and Exchange Board of India [SEBI], [Employees
       Stock Option Scheme and Employees Stock Purchase
       Scheme] guidelines, 1999 and directions issued
       by any other regulatory authorities and subject
       to all such other approvals, permissions, consents
       and sanctions, as may be required and in partial
       modification of the IVRCL-ESOP 2007 scheme
       approved by the shareholders in the 20th AGM
       held on 07 SEP 2007, the specified modifications
       be approved in the resolution for (a) grant
       of options to the employees of the Company
       under ESOP-2007 and (b) grant of options to
       the employees of subsidiaries of IVRCL Infrastructures
       and Projects Limited under ESOP-2007

S.12   Approve, pursuant to Section 163 of the Companies         Mgmt          For                            For
       Act, 1956, to keep the registers and indices
       of Members and Debenture Holders, if any, and
       copies of all annual returns at the office
       of the Company's Registrars and Share Transfer
       Agents Messrs Karvy Computershare Pvt. Ltd,
       'Karvy House', 46, Avenue 4, Street No.1, Banjara
       Hills, Hyderabad-500034, and that the same
       shall be open for inspection by the persons
       entitled to it as specified in Section 163
       of the Companies Act, 1956

--------------------------------------------------------------------------------------------------------------------------
 JAIN IRRIGATION SYSTEMS LTD                                                                 Agenda Number:  702084409
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y42531122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Sep-2009
        ISIN:  INE175A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 MAR 2009 [including balance sheet as
       at 31 MAR 2009 and consolidated balance sheet
       as at 31 MAR 2009, cash flow statement and
       profit & loss account and consolidated profit
       & loss account for the YE on even date] together
       with schedules, notes thereon and the reports
       of Board of Directors and the Auditors thereon

2.     Declare a dividend on: [a] Redeemable Preference          Mgmt          For                            For
       Shares, [b] equity shares of INR 10 each, as
       specified

3.     Re-appoint Shri. Ramesh C. A. Jain as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mrs. Radhika C. Pereira as a Director,         Mgmt          For                            For
       who retires by rotation

5.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 1956, M/s. Dalal & Shah,
       Chartered Accountants, Mumbai, as the Statutory
       Auditors of the Company up to the conclusion
       of the 23rd AGM on remuneration of INR 50 Lacs
       [Audit fees INR 40 Lacs, Tax Audit fees INR
       4 Lacs and Limited Review fees INR 6 Lac],
       and reimbursement of out of pocket expenses
       as may be incurred during the course of the
       audit

6.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and, any other
       applicable provisions of the Companies Act,
       1956 and, subject to requisite approvals, consents
       and clearance from the Company's Bankers, Financial
       Institutions, Trustees to the Debenture holders
       and/or other Institutions/bodies, if and wherever
       necessary, to mortgage/charge/hypothecate or
       otherwise create an encumbrance on such terms
       and conditions and in such form and manner,
       as it may think fit, on the whole or substantially
       the whole of the Company's undertaking[s],
       including present and/or future properties,
       whether immovable or movable, against loans
       obtained, together with interest thereon, at
       the respective rates agreed, additional/further/compound
       interest in the event of default, commitment
       charges, premium [if any] on redemption, all
       other costs, charges and expenses and all other
       monies payable by the Comp any to Financial
       Institutions/Banks/others in terms of letter
       of sanction and/or Loan agreement[s] or any
       other deeds or documents as are entered into
       by the Company or any modification in respect
       of the Loan, and for the purpose of giving
       effect to this resolution, to finalize the
       manner and method and all necessary agreements,
       deeds and documents and subsequent modifications
       thereto, for creating the aforesaid mortgage
       and/or charge etc, and to do all such acts,
       deeds, matters and things as may be necessary
       desirable or expedient for the purpose of giving
       effect to the above Resolution

S.7    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and other applicable provisions of the Companies
       Act, 1956 and with immediate effect, the Articles
       of Association of the Company by addition of
       Article 6A after Article 6 of the Articles
       of Association, addition of Article 88(A) after
       88 of the Articles of Association, addition
       of Proviso at the end of the Article 150 of
       the Articles of Association, as specified;
       and authorize the Board of Directors of the
       Company to take all such action, do deeds and
       things as may be necessary to give effect to
       the above decision

S.8    Approve, pursuant to provisions of Sections               Mgmt          For                            For
       198, 269, 309, 310, 311, 314, read with Schedule
       XIII and all other applicable provisions, if
       any, of the Companies Act, 1956 [including
       any statutory modification or reenactment thereof,
       for the time being in force], the appointment
       of Mr. Atul B. Jain as a Whole Time Director
       of the Company designated as Director Marketing
       of the Company [hereinafter referred to as
       DM] for a period of 13 months from 01 SEP 2009
       to 30 SEP 2010, on the terms and conditions
       including perquisites, where the remuneration
       including perquisites are subject to the approval
       of the Central Government, as may be applicable
       from time to time, as specified, with liberty
       to the Board of Directors to alter, and vary
       the terms and conditions of the said appointment,
       so as not to exceed the limits specified in
       Schedule XIII to the Companies Act, 1956, or
       the applicable provisions of the Companies
       Act 1956 for the time being in force or any
       amendments thereof, or any amendments and/or
       modification that may hereafter be made thereto
       by the Central Government or as may be agreed
       between the Board of Directors and the DM,
       the terms and conditions of the appointment
       are as specified; where in any FY during the
       tenure of said Director Marketing, the Company
       has no profits or its profits are inadequate,
       the Company shall pay him the specified remuneration,
       as the minimum remuneration, as is permissible,
       but not exceeding the limits specified under
       Section II of Part II to Schedule XIII of the
       Companies Act, 1956 as applicable for the period
       for which profits are inadequate; and the Company
       do enter into an employment contract/service
       agreement with Mr. Atul B. Jain as a Director
       Marketing as per draft of the Service Agreement
       as specified; and authorize any Director or
       the Company Secretary of the Company to take
       such steps as may be necessary and desirable
       to give effect to this resolution

--------------------------------------------------------------------------------------------------------------------------
 JSC SISTEMA HALS                                                                            Agenda Number:  702172379
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPC00504                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Dec-2009
        ISIN:  US82977M2070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT AS THE MEETING DATE FALLS ON             Non-Voting
       25 DEC 2009, WHICH IS A GLOBAL HOLIDAY AND
       THE MAINFRAMES, DOES NOT ACCEPT THE SAME, THE
       MEETING DATE HAS BEEN CHANGED TO 26 DEC 2009.
       THANK YOU.

1.     Approve the transactions between Open Joint               Mgmt          For                            For
       Stock Company Sistema-Hals and VTB Bank [Open
       Joint Stock Company], which may be made in
       the future in the course of ordinary business
       of Open Joint Stock Company Sistema-Hals for
       the aggregate amount of USD 2,500,000,000,
       inclusively, or its equivalent, prior to the
       AGM of the Shareholders of Open Joint-Stock
       Company Sistema-Hals

--------------------------------------------------------------------------------------------------------------------------
 JSC SISTEMA HALS                                                                            Agenda Number:  702184641
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPC00504                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Dec-2009
        ISIN:  US82977M2070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the early termination the authorities             Mgmt          No vote                        *
       of Members of the Board of Directors of OJSC
       Sistema-Hals

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

2.1    Elect Vitaly Brynkin as the Member of the Board           Mgmt          No vote                        *
       of Director of OJSC Sistema-Hals

2.2    Elect Alyona Deryabina as the Member of the               Mgmt          No vote                        *
       Board of Director of OJSC Sistema-Hals

2.3    Elect Sergei Drozdov as the Member of the Board           Mgmt          No vote                        *
       of Director of OJSC Sistema-Hals

2.4    Elect Felix Evtushenkov as the Member of the              Mgmt          No vote                        *
       Board of Director of OJSC Sistema-Hals

2.5    Elect Pavel Kosov as the Member of the Board              Mgmt          No vote                        *
       of Director of OJSC Sistema-Hals

2.6    Elect Semen Lamdon as the Member of the Board             Mgmt          No vote                        *
       of Director of OJSC Sistema-Hals

2.7    Elect Viktor Meschenkov as the Member of the              Mgmt          No vote                        *
       Board of Director of OJSC Sistema-Hals

2.8    Elect Andrey Nesterenko as the Member of the              Mgmt          No vote                        *
       Board of Director of OJSC Sistema-Hals

2.9    Elect Dr. Wolfgang Petzold as the Member of               Mgmt          No vote                        *
       the Board of Director of OJSC Sistema-Hals

2.10   Elect Evgueny Plaksenkov as the Member of the             Mgmt          No vote                        *
       Board of Director of OJSC Sistema-Hals

2.11   Elect Andrey Puchkov as the Member of the Board           Mgmt          No vote                        *
       of Director of OJSC Sistema-Hals

2.12   Elect Andrey Shapoval as the Member of the Board          Mgmt          No vote                        *
       of Director of OJSC Sistema-Hals

3.     Approve the early termination the authorities             Mgmt          No vote                        *
       of Members of the Revision Commission of OJSC
       Sistema-Hals

       PLEASE NOTE THAT ALTHOUGH THERE ARE 04 CANDIDATES         Non-Voting
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       03 VACANCIES AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 03 OF THE
       04 DIRECTORS. THANK YOU.

4.1    Elect Dmitry Frolov as the Member of the Revision         Mgmt          No vote                        *
       Commission of OJSC Sistema-Hals

4.2    Elect Andrey Getalo as the Member of the Revision         Mgmt          No vote                        *
       Commission of OJSC Sistema-Hals

4.3    Elect Konstantin Polunin as the Member of the             Mgmt          No vote                        *
       Revision Commission of OJSC Sistema-Hals

4.4    Elect Anna Voronkova as the Member of the Revision        Mgmt          No vote                        *
       Commission of OJSC Sistema-Hals

--------------------------------------------------------------------------------------------------------------------------
 JU TENG INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  702090907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52105106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Sep-2009
        ISIN:  KYG521051063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve the annual cap of HKD 2,800 million,              Mgmt          For                            For
       HKD 3,500 million and HKD 4,400 million, being
       the revised caps [the "Revised Caps"] for each
       of the 3 years ending 31 DEC 2011, respectively,
       in respect of the continuing connected transactions
       contemplated under the master sales agreement
       dated 01 JAN 2009 ["Master Sales Agreement"]
       and entered into between Giant Glory International
       Limited, Compal Electronics, Inc. and 3 of
       its subsidiaries; and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, desirable
       or appropriate in order to implement and validate
       anything related to the continuing connected
       transactions under the Master Sales Agreement
       and the Revised Caps

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 JU TENG INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  702364097
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52105106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-May-2010
        ISIN:  KYG521051063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the     reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC    2009

2      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HKD     0.08 per
       share of HKD 0.10 each in the capital of the
       Company

3.a    Re-elect Hsieh Wan-Fu as an Executive Director            Mgmt          For                            For

3.b    Re-elect Tsui Yung Kwok as an Executive Director          Mgmt          For                            For

3.c    Re-elect Tsai Wen-Yu as an Independent Non-Executive      Mgmt          For                            For
       Director

3.d    Authorise the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of    the Directors

4      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company for the YE 31 DEC     2010 and
       authorize the Board of Directors of the Company
       to fix their         remuneration

5      Approve to grant a general and unconditional              Mgmt          For                            For
       mandate to the Directors of the  Company to
       allot, issue or otherwise deal with the unissued
       shares in the     capital of the Company not
       exceeding 20% of the issued share capital of
       the   Company

6      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       of the Company to         purchase the Company
       s shares up to 10% of the issued share capital
       of the    Company

7      Approve to add the nominal amount of the shares           Mgmt          For                            For
       repurchased by the Company to the general mandate
       granted to the Directors under Resolution No.
       5

--------------------------------------------------------------------------------------------------------------------------
 KAZAKHSTAN KAGAZY PLC                                                                       Agenda Number:  702059773
--------------------------------------------------------------------------------------------------------------------------
    Security:  48667M203                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Aug-2009
        ISIN:  US48667M2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the audited accounts of the Company for
       the YE 31 DEC 2008 together with the report
       of the Auditors on those audited accounts

2.     Re-elect Mr. Thomas Edward Johnson as a Director,         Mgmt          For                            For
       who retires pursuant to Article 79 of the Company's
       Articles of Association

3.     Re-elect Mr. Alexander Valitov as a Director,             Mgmt          For                            For
       who retires pursuant to Article 79 of the Company's
       Articles of Association

4.     Re-appoint BDO Stoy Hayward LLP as the Auditors           Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the shareholders and authorize
       the Directors to fix the remuneration of the
       Auditors

--------------------------------------------------------------------------------------------------------------------------
 KAZAKHSTAN KAGAZY PLC, DOUGLAS                                                              Agenda Number:  702527651
--------------------------------------------------------------------------------------------------------------------------
    Security:  48667M203                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2010
        ISIN:  US48667M2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of the Directors             Mgmt          For                            For
       and the audited accounts of the Company for
       the YE 31 DEC 2009 together with the report
       of the Auditors on    those audited accounts

2      Re-elect Mr. Tomas Mateos Werner as a Director,           Mgmt          For                            For
       who retires pursuant to       Article 79 of
       the Company's Articles of Association

3      Re-elect Mr. Jeremy Polturak as a Director,               Mgmt          For                            For
       who retires pursuant to Article   79 of the
       Company's Articles of Association

4      Re-appoint BDO Stoy Hayward LLP as the Auditors           Mgmt          For                            For
       of the Company, until the     conclusion of
       the next general meeting at which accounts
       are laid before the  shareholders and authorize
       the Directors to fix the remuneration of the
       Auditors

--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702109263
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Nov-2009
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 33% participating              Mgmt          For                            For
       interest in PetroKazakhstan Inc. from JSC NC
       KazManaiGas

--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702271406
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Mar-2010
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

1.1    Election of Askar Balzhanov as a Member to the            Mgmt          For                            For
       Board of Directors of

1.2    Election of Tolegen Bozzhanov as a Member to              Mgmt          For                            For
       the Board of Directors of

1.3    Election of Yerzhan Zhangaulov as a Member to             Mgmt          For                            For
       the Board of Directors of

1.4    Election of Kenzhebek Ibrashev as a Member to             Mgmt          For                            For
       the Board of Directors of

1.5    Election of Paul Manduca as an Independent Director       Mgmt          For                            For
       to the Board of Directors

1.6    Election of Assiya Syrgabekova as a Member to             Mgmt          For                            For
       the Board of Directors of

1.7    Election of Edward Walshe as an Independent               Mgmt          For                            For
       Director to the Board of

2      Approve to determine the term of appointment              Mgmt          For                            For
       of the Board of Directors equal  to 3 years,
       which expires on the date of a general meeting
       of shareholders to elect the new Board of Directors

--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702426986
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-May-2010
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual financial statements of the            Mgmt          For                            For
       Company for 2009

2      Approve the procedure for net income distribution         Mgmt          For                            For
       of the Company - full name: KazMunaiGas Exploration
       Production Joint-Stock Company; place of performance:
       Kabanbay Batyr, 17, Astana, 010000, Republic
       of Kazakhstan; bank details: TRN 620100210124,
       IIC 027467201, BIC 195301603, Halyk Bank of
       Kazakhstan, Astana  Regional Branch - and the
       dividend rate per common and preferred share:
       1)    2009 dividend rate per common share of
       the Company: 704.00 tenge (including   tax
       payable in the manner prescribed by the legislation
       of the Republic of    Kazakhstan); 2) 2009
       dividend rate per preferred share of the Company
       -       704.00 tenge (including tax payable
       in the manner prescribed by the           legislation
       of the Republic of Kazakhstan); 3) procedure
       for distribution of  the net profit for CONTD.

CONT   CONTD. the reported financial year in the amount          Non-Voting
       of 209,726,900 thousand      tenge in accordance
       with the 2009 audited consolidated financial
       statements:  - for dividend payment - amount
       equal to the product of the 2009 dividend
       rate per common and preferred share and
       the number of respective shares in    circulation
       at the fixing date for the list of shareholders
       entitled to       receive dividends; - the
       remainder to be left at the disposal of the
       Company. 4) the list of shareholders entitled
       to receive dividends to be fixed on 07   JUN
       2010 at 12.00 am; 5) dividend payment commences
       on 12 JUL 2010; 6)        procedure for and
       the form of dividend payment: bank transfer
       to bank         accounts of shareholders according
       to the list of shareholders entitled to
       receive dividends; K. Ibrashev, General Director
       and Chairman of the          Management Board,
       is to take necessary measures arising from
       this resolution  in compliance with laws of
       the Republic of Kazakhstan

3      Approve the 2009 annual report                            Mgmt          For                            For

4      Approve the review of shareholders' inquiries             Mgmt          For                            For
       with respect to actions of the  Company or
       its officers and the results of such review

5      Approve the information on remuneration for               Mgmt          For                            For
       the Board of Directors and the    Management
       Board for 2009

6      Approve the 2009 performance report for the               Mgmt          For                            For
       Board of Directors and the        Management
       Board

7      Appointment of Ernst and Young LLP as the Audit           Mgmt          For                            For
       Company to audit interim      financial statements
       for the six months of 2010 and financial statements
       and  reporting package for consolidation with
       National Company KazMunaiGas for the YE 31
       DEC 2010

8      Appointment of Philip Dayer as an Independent             Mgmt          For                            For
       Director, member of the Board   of Directors
       of KazMunaiGas Exploration Production

9      Amend Sections 12 and 13 of the Company Charter           Mgmt          For                            For
       as  specified

10     Approve to determine the specified remuneration           Mgmt          For                            For
       and terms for remuneration    paid to Independent
       Directors - Members of the Board of Directors
       from the    date of their appointment to the
       Board of Directors: annual fee USD 150,000
       per year; participation in the Board of Directors
       meetings: in-person USD     10,000 per meeting;
       participation via telephone or video conference
       USD 5,000 per meeting; Chairmanship of Committees:
       Audit Committee USD 25,000; Strategy Planning
       Committee USD 15,000; Remunerations Committee
       USD 15,000; meetings   of Independent Directors
       USD 2,500 per meeting (as necessary, but no
       more     than eight meetings per year); authorize
       A. Balzhanov, Chairman of the Board  of Directors,
       to sign contracts based on the above terms
       with Independent     Directors on behalf of
       the Company

--------------------------------------------------------------------------------------------------------------------------
 KGHM POLSKA MIEDZ S.A., LUBLIN                                                              Agenda Number:  702151135
--------------------------------------------------------------------------------------------------------------------------
    Security:  X45213109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Dec-2009
        ISIN:  PLKGHM000017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the EGM                                        Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve the statement of meeting's legal validity         Mgmt          For                            For
       and its ability to adopt resolutions

4.     Approve the agenda                                        Mgmt          For                            For

5.     Adopt the resolution on changes in Company's              Mgmt          For                            For
       Statute

6.     Closing the meeting                                       Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  702421431
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5279F102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2010
        ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN201005061055.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company  the "Board"  for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the consolidated audited financial statements     Mgmt          For                            For
       of the Company and the  report of the international
       auditors for the YE 31 DEC 2009

4      Approve the profit distribution proposal of               Mgmt          For                            For
       the Company and the relevant      declaration
       and payment of a final dividend of RMB0.16
       per share (inclusive   of tax) of the Company
       for the YE 31 DEC 2009

5      Re-appointment of Shanghai Certified Public               Mgmt          For                            For
       Accountants as the Company's PRC  Auditors
       and Deloitte Touche Tohmatsu as the Company's
       International Auditors for the period from
       the conclusion of the AGM of the Company for
       the year     2009 to the conclusion of the
       AGM of the Company for the year 2010 and
       authorize the Board to fix their respective
       remuneration

6      Appointment of Mr. Tang Qi as the Executive               Mgmt          For                            For
       Director if the 3rd session of    the Board

7      Other matters, if any                                     Mgmt          Abstain                        For

S.1    Authorize the Board to issue, allot and deal              Mgmt          For                            For
       with any additional H Shares not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the H       Shares in issue at the
       date of passing this resolution

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       and authorize any two        Executive Directors
       of the Board to make further amendments to
       the Articles   of Association in accordance
       with the opinions of the relevant regulatory
       authorities

--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA                                                                      Agenda Number:  702322520
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6330Z111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2010
        ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1.1    Approve the proposal from the management for              Mgmt          For                            For
       the following amendments in the  Corporate
       bylaws of the Company and their consolidation,
       to amend the order   of Chapter IV to VI, with
       Chapter VI, general meeting, becoming Chapter
       IV,   and the consequent renumbering of Articles
       9 through 20

1.2    Approve the proposal from the management for              Mgmt          For                            For
       the following amendment in the   Corporate
       bylaws of the Company and their consolidation,
       to amend the wording of line R of Article 10
       to give the Board of Directors the authority
       to        determine the vote of the Company
       or give voting instruction in all the
       Shareholders meetings of its subsidiaries

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA                                                                      Agenda Number:  702332987
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6330Z111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2010
        ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Receive the administrators accounts, to examine,          Mgmt          For                            For
       discuss and vote on the      administrations
       report, the financial statements and the accounting
       statements accompanied by the Independent
       Auditors report regarding the FYE   on 31 DEC
       2009

2      Approve to decide regarding the allocation of             Mgmt          For                            For
       the net profit from the FYE on  31 DEC 2009,
       the distribution of dividends to the shareholders,
       the interest  on shareholder equity and the
       Bylaws reserve

3      Ratify the decision of the Board of Directors             Mgmt          For                            For
       in a meeting on 06 OCT 2009,    approving the
       appointment of the member of the Board of Directors
       Maria       Leticia De Freitas Costa, to replace
       Paulo Roberto Nunes Guedes, who resigned on
       30 SEP 2009, from his position as a member
       of the Board of Directors, in   accordance
       with the terms of Article 9, paragraph 3, of
       the corporate Bylaws  of the Company and Article
       150 of law 6404 76

--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA, BELO HORIZONTE                                                      Agenda Number:  702177228
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6330Z111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Dec-2009
        ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A.     Approve the merger of its wholly-owned subsidiary         Mgmt          For                            For
       Localiza Franchising        Internacional S.A

B.     Approve the protocol and justification for the            Mgmt          For                            For
       merger of its wholly-owned     subsidiary Localiza
       Franchising Internacional S.A

C.     Ratify the choice made by the Management of               Mgmt          For                            For
       the Company of the Specialized    Company for
       the preparation of the book valuation report
       of the net worth of  its wholly-owned subsidiary
       Localiza Franchising Internacional S.A necessary
       for the merger intended by the parent Company
       Localiza Rent A Car S.A

D.     Approve the valuation report for its wholly-owned         Mgmt          For                            For
       subsidiary Localiza         Franchising Internacional
       S.A, presented by the specialized Company to
       the    Management of the Company

--------------------------------------------------------------------------------------------------------------------------
 LOTTE SHOPPING CO LTD                                                                       Agenda Number:  702097545
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5346T119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Nov-2009
        ISIN:  KR7023530009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the physical division                             Mgmt          For                            For

       PLEASE NOTE THAT THE ISSUING COMPANY WILL OWN             Non-Voting
       100% OF SHARES OF NEWLY ESTABLISHED COMPANY
       RESULTED FROM THE ABOVE SPIN-OFF. THEREFORE
       THIS SPIN-OFF DOES NOT AFFECT ON YOUR HOLDINGS.
       THANK YOU.

       SINCE THIS IS A PHYSICAL SPIN OFF, NO BUY BACK            Non-Voting
       OFFER WILL BE GIVEN. THERE WILL BE NO POSITION
       EFFECT TO THE LOTTE SHOPPING SHAREHOLDERS POSITION
       AT ALL.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting
       OF ADDITIONAL COMMENTS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 LOTTE SHOPPING CO LTD                                                                       Agenda Number:  702277218
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5346T119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2010
        ISIN:  KR7023530009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE DEC 2009

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.1    Election of Seungheui Jowa, Seho Kim, Kyungbeom           Mgmt          For                            For
       Park, Sehun Kim, Hongro Lee

3.2    Election of Dongbin Sin, Inwon Lee, Cheolwoo              Mgmt          For                            For
       Lee, Youngja Sin as the Inside

3.3    Election of Kyungbeom Park, Sehun Kim Hongro              Mgmt          For                            For
       Lee as the Audit Committee

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 LUKOIL OIL COMPANY JSC, MOSCOW                                                              Agenda Number:  702455002
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2010
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of OAO 'LUKOIL' for             Mgmt          For                            For
       2009 and the annual financial statements, including
       the income statements [profit and loss accounts]
       of the Company, and the distribution of profits

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK
       YOU.

2.1    Election ALEKPEROV, Vagit Yusufovich to the               Mgmt          For                            For
       Board of Directors

2.2    Election BELIKOV, Igor Vyacheslavovich to the             Mgmt          For                            For
       Board of Directors

2.3    Election BLAZHEEV, Victor Vladimirovich to the            Mgmt          Abstain                        Against
       Board of Directors

2.4    Election WALLETTE (Jr.), Donald Evert to the              Mgmt          For                            For
       Board of Directors

2.5    Election GRAYFER, Valery Isaakovich to the Board          Mgmt          Against                        Against
       of Directors

2.6    Election GREF, Herman Oskarovich to the Board             Mgmt          For                            For
       of Directors

2.7    Election ESAULKOVA, Tatiana Stanislavovna to              Mgmt          Against                        Against
       the Board of Directors

2.8    Election IVANOV, Igor Sergeevich to the Board             Mgmt          Abstain                        Against
       of Directors

2.9    Election MAGANOV, Ravil Ulfatovich to the Board           Mgmt          Abstain                        Against
       of Directors

2.10   Election MIKHAILOV, Sergei Anatolievich to the            Mgmt          Abstain                        Against
       Board of Directors

2.11   Election of MOBIUS, Mark to the Board of Directors        Mgmt          For                            For

2.12   Election of SHOKHIN, Alexander Nikolaevich to             Mgmt          For                            For
       the Board of Directors

3.1    Election IVANOVA, Lyubov Gavrilovna as a Member           Mgmt          For                            For
       to the Audit Commission

3.2    Election KONDRATIEV, Pavel Gennadievich as a              Mgmt          For                            For
       Member to the Audit Commission

3.3    Election NIKITENKO, Vladimir Nikolaevich as               Mgmt          For                            For
       a Member to the Audit Commission

4.1    Approve to pay remuneration and reimburse expenses        Mgmt          For                            For
       to members of the Board of Directors of OAO
       "LUKOIL" as specified

4.2    Approve to deem it appropriate to establish               Mgmt          For                            For
       additional remuneration for newly elected Members
       of the Board of Directors for their participation
       in conferences and other events on written
       instructions of the Chairman of the Board of
       Directors, in an amount of 104,000 roubles,
       and to retain the amounts of remuneration for
       Members of the Board of Directors of OAO "LUKOIL"
       established by decision of the AGM of OAO "LUKOIL"
       of 26 JUN 2008 (Minutes No. 1)

5.1    Approve to pay remuneration to each of the Members        Mgmt          For                            For
       of the Audit Commission of OAO "LUKOIL" in
       the amount established by decision of the AGM
       of OAO "LUKOIL" of 26 JUN 2008 (Minutes No.
       1) - 2,600,000 roubles

5.2    Approve to deem it appropriate to retain the              Mgmt          For                            For
       amounts of remuneration for Members of the
       Audit Commission of OAO "LUKOIL" established
       by decision of the AGM of OAO "LUKOIL" of 26
       JUN 2008 (Minutes No. 1)

6.     Approve the Independent Auditor of OAO "LUKOIL"-          Mgmt          For                            For
       Closed Joint Stock Company KPMG

7.     Approve the amendments to the Regulations on              Mgmt          For                            For
       the Procedure for Preparing and Holding the
       General Shareholders Meeting of OAO "Lukoil",
       as specified

8.1    Approve the contract(s) of guarantee between              Mgmt          For                            For
       OAO "LUKOIL" (Guarantor) and Sberbank of Russia
       OAO (Bank) on the specified terms and conditions

8.2    Approve the Policy (contract) on insuring the             Mgmt          For                            For
       liability of Directors, Officers and Corporations
       between OAO "LUKOIL" (Policyholder) and OAO
       Kapital Strakhovanie (Insurer) on the specified
       terms and conditions

--------------------------------------------------------------------------------------------------------------------------
 LUMAX INTERNATIONAL CORP                                                                    Agenda Number:  702446801
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5360C109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2010
        ISIN:  TW0006192008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

1.1    To report on 2009 business                                Non-Voting

1.2    To report 2009 audited reports reviewed by Supervisors    Non-Voting

1.3    To report the status of 2009 investment in Mainland       Non-Voting
       China

2.1    Ratify the 2009 business and financial reports            Mgmt          For                            For

2.2    Ratify the 2009 earnings distribution proposal            Mgmt          For                            For
       on cash div: TWD 3/ SHS

2.3    Approve to raise capital by issuing new shares            Mgmt          For                            For
       from earnings on stock div: 50 SHS / 1000 SHS

2.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

2.5    Approve to revise the procedures of loan to               Mgmt          For                            For
       other parties, endorsements and   guarantees

3      Election of Directors and Supervisors                     Mgmt          For                            For

4      Grant discharge the prohibition on Directors              Mgmt          For                            For
       from participation in            competitive
       business

5      Other issues and extraordinary motions                    Mgmt          For                            Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 MAGNIT OJSC                                                                                 Agenda Number:  702081770
--------------------------------------------------------------------------------------------------------------------------
    Security:  X51729105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2009
        ISIN:  RU000A0JKQU8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the large scale transaction with the              Mgmt          For                            For
       interest

2.     Approve the transaction with the interest                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 MARISA SA                                                                                   Agenda Number:  702335248
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6S62B100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Apr-2010
        ISIN:  BRMARIACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve to decide regarding the amendment of              Mgmt          For                            For
       the Corporate Bylaws of the Company to change
       the composition and duties of the Members of
       the Executive Committee

--------------------------------------------------------------------------------------------------------------------------
 MARISA SA                                                                                   Agenda Number:  702335515
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6S62B100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2010
        ISIN:  BRMARIACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I.     Acknowledge the Directors' accounts and approve           Mgmt          For                            For
       the Company's consolidated financial statements
       for the FY ending 31 DEC 2009

II.    Approve the destination of the year end results           Mgmt          For                            For
       and the distribution of the dividends

III.   Election of the Members of the Board of Directors         Mgmt          For                            For

IV.    Approve to set the global remuneration of the             Mgmt          For                            For
       Administrators

--------------------------------------------------------------------------------------------------------------------------
 MEDIATEK INCORPORATION                                                                      Agenda Number:  702443564
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5945U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2010
        ISIN:  TW0002454006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

1      Call meeting to order                                     Non-Voting

2      Chairman's opening remarks                                Non-Voting

3.1    2009 business report                                      Non-Voting

3.2    The Supervisor's report                                   Non-Voting

4.1    Ratify 2009 business report and financial reports         Mgmt          For                            For

4.2    Ratify the proposal of 2009 profit distribution           Mgmt          For                            For

5.1    Approve the capitalization of 2009 shareholder's          Mgmt          For                            For
       dividends and employee       profit

5.2    Amend the Company's Article of Incorporation              Mgmt          For                            For

5.3    Amend the Company's rules and procedures of               Mgmt          For                            For
       shareholders meeting

6      Other business and special motion                         Non-Voting

7      Meeting adjourned                                         Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 MEGAWORLD CORPORATION                                                                       Agenda Number:  702448297
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y59481112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  PHY594811127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 679468 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Call to order                                             Non-Voting

2.     Proof of notice and determination of quorum               Non-Voting

3.     Approve the minutes of the previous annual meeting        Mgmt          For                            For

4.     Annual report of the Management                           Non-Voting

5.     Appointment of External Auditors                          Mgmt          For                            For

6.     Ratify the acts and resolutions of the Board              Mgmt          For                            For
       of Directors, Board Committees and Management

7.A    Election of Andrew L. Tan as a Director                   Mgmt          For                            For

7.B    Election of Katherine L. Tan as a Director                Mgmt          For                            For

7.C    Election of Kingson U. Sian as a Director                 Mgmt          For                            For

7.D    Election of Enrique Santos L. Sy as a Director            Mgmt          For                            For

7.E    Election of Miguel B. Varela as a Director                Mgmt          For                            For

7.F    Election of Gerardo C. Garcia as an Independent           Mgmt          For                            For
       Director

7.G    Election of Roberto S. Guevara as an Independent          Mgmt          For                            For
       Director

8.     Other matters                                             Non-Voting

9.     Adjournment                                               Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 MING FAI INTERNATIONAL HOLDINGS LTD                                                         Agenda Number:  702350303
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6141X107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2010
        ISIN:  KYG6141X1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and the       reports of the Directors
       the Director(s)  of the Company and the Auditors
       the Auditors  of the Company for the YE
       31 DEC 2009

2      Declare the final dividend of HKD 0.05 per share          Mgmt          For                            For
       for the YE 31 DEC 2009

3.a    Re-election of Mr. Lee King Hay as an Executive           Mgmt          For                            For
       Director

3.b    Re-election of Ms. Chan Yim Ching as an Executive         Mgmt          For                            For
       Director

3.c    Re-election of Mr. Ng Bo Kwong as a Non-executive         Mgmt          For                            For
       Director

3.d    Re-election of Mr. Sun Kai Lit Cliff as an Independent    Mgmt          For                            For
       Non-Executive Director

3.e    Authorize the board of Directors  the Board               Mgmt          For                            For
       to determine the remuneration of the Directors

4      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the   Board to fix
       their remuneration

5.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, and       pursuant to the
       Rules Governing the Listing of Securities
       the Listing Rules  of The Stock Exchange of
       Hong Kong Limited  the Stock Exchange , to
       allot,    issue or otherwise deal with additional
       shares in the share capital of the    Company
       and to make or grant offers, agreements and
       options which would or    might require the
       exercise of such powers, during and after the
       relevant      period, the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be
       allotted  whether pursuant to an       option
       or otherwise  and issued by the Directors pursuant
       to the approve in   of this resolution, otherwise
       than by way of a) a rights issue  as specified
       ; CONTD.

-      CONTD. or b) the exercise of or the grant of              Non-Voting
       any option under any share       option scheme
       of the Company or similar arrangement for the
       time being        adopted for the issue or
       grant to officers and/or employees of the Company
       and/or any of its subsidiaries of shares
       or options to subscribe for or       rights
       to acquire shares of the Company; or c) any
       scrip dividend or similar  arrangement providing
       for the allotment of shares in lieu of the
       whole or     part of a dividend on shares in
       accordance with the articles of association
       of the Company in force from time to time,
       shall not exceed 20% of the        aggregate
       nominal amount of the share capital of the
       Company in issue as at   the date of passing
       of this resolution and the said approval be
       limited       accordingly; CONTD.

-      CONTD.  Authority expires the earlier of the              Non-Voting
       conclusion of the next AGM of    the Company
       or the expiration of the period within which
       the next AGM of the  Company is required by
       the Articles of Association of the Company
       or any      applicable laws to be held

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the     Company during the
       relevant period, of all the powers of the Company
       to       repurchase issued shares in the share
       capital of the Company on the Stock     Exchange
       or any other stock exchange on which the shares
       of the Company may   be listed and recognized
       by the Securities and Futures Commission of
       Hong     Kong  the SFC  and the Stock Exchange
       for such purpose, and otherwise in      accordance
       with the rules and regulations of the SFC,
       the Stock Exchange or   of any other stock
       exchange as amended from time to time and all
       applicable   laws in this regard, be and the
       same is hereby generally and unconditionally
       approved; the aggregate nominal amount of
       issued shares of the Company which  may be
       repurchased by the Company pursuant to the
       approve this CONTD.

-      CONTD. resolution during the relevant period              Non-Voting
       shall not exceed 10% of the      aggregate
       nominal amount of the share capital of the
       Company in issue as at   the date of passing
       of this resolution and the said approval shall
       be limited accordingly;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of   the Company
       is required by the Articles of Association
       of the Company or any  applicable laws to be
       held

5.C    Approve, conditional upon passing of Resolutions          Mgmt          For                            For
       5(A) and 5(B), to extend the general mandate
       granted to the Directors of the Company to
       allot, issue or    otherwise deal with additional
       shares pursuant to Resolution 5(A) by the
       addition thereto of an amount representing
       the aggregate nominal amount of    shares repurchased
       by the Company under the authority granted
       pursuant to     Resolution 5(B)

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 NANOTRONIX CO LTD, SEOUL                                                                    Agenda Number:  702291763
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1917E102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Mar-2010
        ISIN:  KR7010670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of Yongmin Kim as an Inside Director             Mgmt          For                            For

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For

5      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 NASPERS LTD                                                                                 Agenda Number:  702060118
--------------------------------------------------------------------------------------------------------------------------
    Security:  S53435103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Aug-2009
        ISIN:  ZAE000015889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the financial statements of the Company           Mgmt          For                            For
       and the group of the 12 months ended 31 MAR
       2009 and the reports of the Directors and the
       Auditor

O.2    Approve the confirmation of dividends in relation         Mgmt          For                            For
       to the N ordinary and A ordinary shares of
       the Company

O.3    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors for the YE 31 MAR 2009

O.4    Re-appoint the Firm PricewaterhouseCoopers Inc.           Mgmt          For                            For
       as the Independent Registered Auditors of the
       Company [noting that Mr. A. Wentzel is the
       Individual Registered Auditor of that Firm
       who will undertake the audit] for the period
       until the next AGM of the Company

O.5.1  Approve the appointment of Mr. L.P. Retief as             Mgmt          For                            For
       a Director

O.5.2  Approve the appointment of Mr. S.J.Z. Pacak               Mgmt          For                            For
       as a Director

O.6.1  Re-elect Adv F-A du Plessis as a Director, who            Mgmt          For                            For
       retires by rotation

O.6.2  Re-elect Prof R.C.C. Jafta as a Director, who             Mgmt          For                            For
       retires by rotation

O.6.3  Re-elect Mr. T.M.F. Phaswana as a Director,               Mgmt          For                            For
       who retires by rotation

O.7    Approve to place the authorized but unissued              Mgmt          For                            For
       share capital of the Company under the control
       of the Directors and to grant, until the next
       AGM of the Company, an unconditional general
       authority to the Directors, to allot and issue
       in their discretion [but subject to the provisions
       of Section 221 of the Companies Act, No 61
       of 1973, as amended [the Act] and the requirements
       of the JSE Limited [the JSE] and any other
       exchange on which the shares of the Company
       may be quoted or listed form time to time]
       the unissued shares of the Company on such
       terms and conditions and to such persons whether
       they be shareholders or not, as the Directors
       in their discretion deem fit

O.8    Authorize the Directors, subject to a minimum             Mgmt          For                            For
       of 75% of the votes of shareholders of the
       Company present in persons or by proxy AGM
       and entitled to vote, Voting infavor thereof,
       to issue unissued shares of a class of shares
       already in issue in the capital of the Company
       for cash as and when the opportunity arises,
       subject to the requirements of the JSE, including
       the following: that a paid press announcement
       giving full details, including the impact on
       the net asset value and earning per share,
       will be published at the time of any issue
       representing, on a cumulative basis within
       1 year, 5% or more of the number of shares
       o that class in issue prior to the issue; the
       aggregate issue of nay particular class of
       shares in any FY will nor exceed 5% of the
       issued number of that class of shares [including
       securities that are compulsory convertible
       ion to shares of that class] that in determining
       the price at which an issue of shares will
       be made in terms of this authority, the discount
       at which the shares may be issued may not exceed
       10% of the weighted average traded price of
       the shares in questions, as determined over
       the 30 business days prior to the date that
       the price if the issue is determined and that
       the shares will only be issued to public shareholders
       as specified in the Listing Requirements of
       the JSE and not to related parties; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months];

S.1    Authorize the Company or any of its subsidiaries,         Mgmt          For                            For
       by way of general authority, to acquire N ordinary
       shares issued by the Company, in terms of and
       Sections 85(2), 85(3) and 89 of the Companies
       Act 61 of 1973, as amended and in terms of
       the rules and requirements of the JSE being
       that: any such acquisition of N ordinary shares
       shall be effected thorough the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement; an
       announcement is published as soon as the Company
       or any of its subsidiaries have acquired N
       ordinary shares constituting, on a cumulative
       basis, 3% of the number of N ordinary shares
       in issue prior to the acquisition pursuant
       to which the aforesaid 3% threshold is reached,
       and for each 3% in aggregate acquires thereafter,
       containing full details of such acquisition;
       acquisition of N ordinary shares in aggregate
       in any 1 FY may not exceed 20% of the Company's
       N ordinary issued share capital as at the date
       of passing of this special resolution; in determining
       the price at which N Ordinary shares issued
       by the Company are acquired by it or any its
       subsidiaries in terms of this general authority,
       the maximum premium at which such N ordinary
       shares may be acquired will not exceed 10%
       of the weighted average of the market value
       at which N ordinary shares are traded on the
       JSE as determined over the 5 business days
       immediately preceding the date of the repurchase
       of such N ordinary shares by the Company or
       nay of its subsidiaries; the Company has been
       given authority by its Articles of Association;
       at any point , the Company may only appoint
       1 agent to effect any repurchase on the Company's
       behalf; the Company sponsor must confirm the
       adequacy of the Company's working capital for
       purposes of undertaking the repurchase of N
       ordinary shares in writing to the JSE Ltd before
       entering the market for the repurchase; the
       Company remaining in compliance with the minimum
       shareholder spread requirements of the JSE
       Listings Requirements; and the Company and/or
       its subsidiaries not repurchasing any N ordinary
       shares during a prohibited period as defined
       by the JSE Ltd Listings Requirements, unless
       a repurchase programme is in place where dates
       and quantities of shares to be traded during
       the prohibited period are fixed and full details
       of the programme have been disclosed in an
       announcement over the Securities Exchange News
       Service [SENS] prior to the commencement of
       the prohibited period; before the general repurchase
       is effected the Directors having considered
       the effects of the repurchase of the maximum
       number of N ordinary shares in terms of the
       foregoing general authority, will ensure that
       for a period of 12 months after the date of
       the notice of AGM; the Company and the group
       will be able in the ordinary course of business
       to pay their debts; the assets of the Company
       and the group fairly valued in accordance with
       International Financial Reporting Standards,
       will exceed the liabilities of the Company
       and the group; and the Company and the group's
       ordinary share capital, reserves and working
       capital will be adequate or ordinary business
       purpose as specified; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months]

S.2    Authorize the Company or any of its subsidiaries          Mgmt          For                            For
       by way of a general authority to acquire A
       ordinary shares issued by the Company, in terms
       of and subject to Sections 85(2), 85(3) and
       89 of the Companies Act 61 of 1973 as amended

O.9    Authorize each of the Directors of the Company            Mgmt          For                            For
       to do all things, perform all acts and sign
       all documents necessary to effect the implementation
       of the ordinary and special resolutions adopted
       at this AGM

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  702322518
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6542T119                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  19-Apr-2010
        ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, ratify and adopt the entry by the Company        Mgmt          For                            For
       into  i  a transaction     facilitation deed
       with respect to the off-market takeover offer
       the          "Gloucester Offer"  by Macarthur
       Coal Limited  "Macarthur"  to acquire all of
       the issued securities of Gloucester Coal Limited
       Gloucester"  and  ii  a     share sale deed
       "Middlemount Share Sale Deed"  with respect
       to, inter alia,  the purchase by Custom Mining
       Pty Ltd  "Custom Mining"  of all the shares
       of  Middlemount Coal Pty Ltd  "Middlemount"
       held by the Company and its          subsidiaries
       the "Group" ; b  the disposal by the Group
       of  i  71,902,868    Gloucester shares to Macarthur
       pursuant to the Group's acceptance of the
       Gloucester Offer and  ii  81,450 Middlemount
       shares to Custom Mining pursuant to, .CONTD..

-      .CONTD.. and in accordance with, the terms of             Non-Voting
       the Middlemount Share Sale Deed  collectively,
       the "Disposals" ; the acquisition by the Group
       of up to        82,903,564 Macarthur shares
       together with the Disposals, the "Transactions"
       as part of the consideration for the Disposals;
       d  authorize the Directors of the Company and
       each of them to complete and do all such acts
       and things      including executing all such
       documents and to make all such amendments
       thereto as may be required in connection
       with the Transactions  as they or he may consider
       necessary, desirable or expedient or in the
       interests of the     Company to give effect
       to this resolution as they or be may deem fit

--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  702347863
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6542T119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statements of accounts              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2009

2.     Declare a final dividend of USD 3.6 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2009

3.     Re-elect Mr. Richard Samuel Elman as a Director,          Mgmt          For                            For
       who retires pursuant to Bye-law 86(1)

4.     Re-elect Mr. Harindarpal Singh Banga as a Director,       Mgmt          For                            For
       who retires pursuant to Bye-law 86(1)

5.     Re-elect Mr. Alan Howard Smith as a Director,             Mgmt          For                            For
       who retires pursuant to Bye-law 86(1)

6.     Re-elect Mr. David Gordon Eldon as a Director,            Mgmt          For                            For
       who retires pursuant to Bye-law 86(1)

7.     Re-elect Mr. Tobias Josef Brown as a Director,            Mgmt          For                            For
       who retires pursuant to Bye-law 85(2)

8.     Approve the Directors' fees for the YE 31 DEC             Mgmt          For                            For
       2009

9.     Re-appoint Messrs. Ernst & Young as the Company's         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact such other business                              Non-Voting

10.    Authorize the Directors of the Company, to:               Mgmt          For                            For
       (A) (a) issue ordinary shares of HKD 0.25 each
       (or of such other par value as may result from
       any capital subdivision and/or consolidation
       of the Company) in the capital of the Company
       ("Shares") whether by way of rights, bonus
       or otherwise; and/or (b) make or grant offers,
       agreements or options (collectively, "Instruments")
       that might or would require Shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (B) (notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force) issue Shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: (a) the aggregate
       number of Shares to be issued pursuant to this
       resolution (including Shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this resolution) does not exceed 50% of
       the total number of issued Shares, excluding
       treasury shares, of the Company (as calculated
       in accordance with this resolution below),
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company ("Shareholders")
       (including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution) does not exceed 20% of the
       total number of issued Shares, excluding treasury
       shares, of the Company (as calculated in accordance
       with this resolution below); (b) (subject to
       such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited ("SGX-ST")) for the purpose of determining
       the aggregate number of Shares that may be
       issued under this resolution above, the total
       number of issued Shares, excluding treasury
       shares, shall be based on the total number
       of issued Shares, excluding treasury shares,
       of the Company at the time this resolution
       is passed, after adjusting for: (i) new Shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of Shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law]

11.    Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or acquire issued and fully paid Shares not
       exceeding in aggregate the Prescribed Limit
       (as specified), at such price or prices as
       may be determined by the Directors from time
       to time up to the Maximum Price (as specified),
       by way of market purchases (each a "Market
       Purchase") on the SGXST or any other Stock
       Exchange on which the Shares may for the time
       being be listed and quoted and otherwise in
       accordance with the Companies Act 1981 of Bermuda
       (the "Bermuda Act") and all other laws, regulations
       and rules of the SGX-ST as may for the time
       being be applicable ("Share Purchase Mandate");
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law]; to complete and do all
       such acts and things (including executing such
       documents as may be required) as they may consider
       expedient or necessary to give effect to the
       transactions contemplated by this resolution

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the provisions
       of the Noble Group Share Option Scheme 2004
       (the "Scheme") and to allot and issue from
       time to time such Shares as may be allotted
       and issued pursuant to the exercise of options
       under the Scheme, provided always that the
       aggregate number of Shares to be allotted and
       issued pursuant to the Scheme, when added to
       the number of Shares issued and issuable in
       respect of all options granted under the Scheme
       and Shares subject to any other share schemes
       of the Company, shall not exceed 15% of the
       total number of issued Shares, excluding treasury
       shares, of the Company from time to time

13.    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       Shares as may be required to be allotted and
       issued pursuant to the Noble Group Limited
       Scrip Dividend Scheme ("Scrip Dividend Scheme")

14.    Authorize the Directors of the Company to: (A)            Mgmt          For                            For
       offer and grant awards in accordance with the
       provisions of the Noble Group Performance Share
       Plan (the "Plan"); and (B) allot and issue
       from time to time such number of Shares as
       may be required to be allotted and issued pursuant
       to the vesting of Awards under the Plan, provided
       that the aggregate number of Shares allotted
       and issued and/or to be allotted and issued
       pursuant to the Plan, when aggregated with
       the number of Shares issued and issuable in
       respect of all options granted under any of
       the Share Option Schemes of the Company and
       Shares subject to any other share schemes of
       the Company, shall not exceed 15% of the total
       number of issued Shares, excluding treasury
       shares, from time to time

15.    Authorize the Directors of the Company to capitalize      Mgmt          For                            For
       an amount of up to HKD 553,097,702 standing
       to the credit of the share premium account
       of the Company and that the same be applied
       in full payment at par for up to 2,212,390,805
       new Ordinary Shares of HKD 0.25 each (the "Bonus
       Shares") in the share capital of the Company,
       such new shares to be distributed, allotted
       and issued and credited as fully paid to those
       persons who are registered as shareholders
       of the Company as at such date as may be determined
       by the Directors of the Company (the "Books
       Closure Date"), on the basis of six Bonus Shares
       for every eleven existing Ordinary Shares then
       held by such shareholders (the "Bonus Issue"),
       all fractions (if any) being disregarded and
       dealt with in such manner as the Directors
       of the Company may deem fit for the benefit
       of the Company and such new shares to be treated
       for all purposes as an increase in the nominal
       amount of the issued share capital of the Company
       and not income and, upon issue and allotment,
       to rank pari passu in all respects with the
       existing Ordinary Shares of HKD 0.25 each in
       the capital of the Company except that they
       shall not rank for any dividends, rights, allotments
       or other distributions the record date for
       which falls before the date on which the Bonus
       Shares are issued; and to give effect to and
       implement the Bonus Issue with full power to
       assent to any condition, modification, variation
       and/or amendment as may be required by the
       relevant authorities and/or as they may deem
       fit or expedient in the interests of the Company

--------------------------------------------------------------------------------------------------------------------------
 NOVOROSSIYSK COML SEA PORT PUB JT STK CO                                                    Agenda Number:  702187849
--------------------------------------------------------------------------------------------------------------------------
    Security:  67011U208                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Jan-2010
        ISIN:  US67011U2087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the early termination of office of the            Mgmt          For                            For
       Board of Directors

-      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

2.1    Elect Andrey V. Lavrischev as a Member of the             Mgmt          For                            For
       Company's Board of Director's

2.2    Elect Alexander A. Davydenko as a Member of               Mgmt          For                            For
       the Company's Board of Director's

2.3    Elect Alexander N. Shokhin as a Member of the             Mgmt          For                            For
       Company's Board of Director's

2.4    Elect Alexander A. Ponomarenko as a Member of             Mgmt          For                            For
       the Company's Board of

2.5    Elect Evgeniy I. Gorlakov as a Member of the              Mgmt          For                            For
       Company's Board of Director's

2.6    Elect Georgiy A. Koryashkin as a Member of the            Mgmt          For                            For
       Company's Board of Director's

2.7    Elect Tamara A. Pakhomenko as a Member of the             Mgmt          For                            For
       Company's Board of Director's

2.8    Elect Vladimir G. Ulianov as a Member of the              Mgmt          For                            For
       Company's Board of Director's

2.9    Elect Vladimir V. Grischenko as a Member of               Mgmt          For                            For
       the Company's Board of Director's

--------------------------------------------------------------------------------------------------------------------------
 NOVOROSSIYSK COML SEA PORT PUB JT STK CO                                                    Agenda Number:  702449996
--------------------------------------------------------------------------------------------------------------------------
    Security:  67011U208                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2010
        ISIN:  US67011U2087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual report  unconsolidated                 Mgmt          For                            For

2      Approve the annual financial accounts  unconsolidated     Mgmt          For                            For
       including the profit   and loss statement

3      Approve the distributions of profit  unconsolidated       Mgmt          For                            For
       of 2009

4      Approve the amount and terms of payment of dividends      Mgmt          For                            For
       of 2009

0      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       RESOLUTION 5 REGARDING THE      ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

5.1    Election of Evgeniy I. Gorlakov as a Director             Mgmt          For                            For

5.2    Election of Alexander A. Davydenko as a Director          Mgmt          For                            For

5.3    Election of Georgiy A. Koryashkin as a Director           Mgmt          For                            For

5.4    Election of Victor A. Olerskiy as a Director              Mgmt          For                            For

5.5    Election of Pavel A. Potapov as a Director                Mgmt          For                            For

5.6    Election of Tamara A. Pakhomenko as a Director            Mgmt          For                            For

5.7    Election of Alexander A. Ponomarenko as a Director        Mgmt          For                            For

5.8    Election of Vladimir G. Ulyanov as a Director             Mgmt          For                            For

5.9    Election of Alexander N. Shokhin as a Director            Mgmt          For                            For

6      Election of Igor Vilino as the Chief Executive            Mgmt          For                            For
       Officer

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 8 CANDIDATES          Non-Voting
       UNDER RESOLUTION 7 TO BE     ELECTED TO THE
       AUDITING COMMISSION, YOU CAN VOTE ON NO MORE
       THAN 5. THE       STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 5 OF THE
       8 CANDIDATES. THANK YOU.

7.1    Election of Galina N. Baturina to the Auditing            Mgmt          For                            For
       Commission

7.2    Election of Tatiana S. Vnukova to the Auditing            Mgmt          For                            For
       Commission

7.3    Election of Igor A. Marchev to the Auditing               Mgmt          For                            For
       Commission

7.4    Election of Yulia V. Maslova to the Auditing              Mgmt          For                            For
       Commission

7.5    Election of Elena E. Serdyuk to the Auditing              Mgmt          For                            For
       Commission

7.6    Election of Tamara P. Stretovich to the Auditing          Mgmt          For                            For
       Commission

7.7    Election of Tatiana P. Chibinyaeva to the Auditing        Mgmt          For                            For
       Commission

7.8    Election of Marina M. Yazeva to the Auditing              Mgmt          For                            For
       Commission

0      PLEASE NOTE THAT ALTHOUGH THERE ARE 4 NOMINEES            Non-Voting
       UNDER RESOLUTION 8 TO BE       ELECTED AS THE
       AUDITORS, YOU CAN VOTE FOR ONLY 1 AUDITOR AT
       THE MEETING.      THANK YOU.

8.1    Election of ZAO Deloitte & Touche CIS as the              Mgmt          For                            For
       Auditor

8.2    Election of ZAO KPMG as the Auditor                       Mgmt          For                            For

8.3    Election of ZAO PricewaterhouseCoopers Audit              Mgmt          For                            For
       as the Auditor

8.4    Election of OOO Ernst and Young as the Auditor            Mgmt          For                            For

9      Approve RUB 40,000 per year for each Director             Mgmt          For                            For

10     Approve RUB 12,000 per year for each Member               Mgmt          For                            For
       of the Auditing Commission

--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  933283082
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  24-Jun-2010
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF OAO "LUKOIL"              Mgmt          For                            For
       FOR 2009 AND THE ANNUAL FINANCIAL STATEMENTS,
       INCLUDING THE INCOME STATEMENTS (PROFIT AND
       LOSS ACCOUNTS) OF THE COMPANY, AND THE DISTRIBUTION
       OF PROFITS, ALL AS MORE FULLY DESCRIBED IN
       THE PROXY STATEMENT.

3A     TO ELECT THE AUDIT COMMISSION CANDIDATE APPROVED          Mgmt          For                            For
       BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON
       4 FEBRUARY 2010 (MINUTES NO. 3): IVANOVA, LYUBOV
       GAVRILOVNA.

3B     TO ELECT THE AUDIT COMMISSION CANDIDATE APPROVED          Mgmt          For                            For
       BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON
       4 FEBRUARY 2010 (MINUTES NO. 3): KONDRATIEV,
       PAVEL GENNADIEVICH.

3C     TO ELECT THE AUDIT COMMISSION CANDIDATE APPROVED          Mgmt          For                            For
       BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON
       4 FEBRUARY 2010 (MINUTES NO. 3): NIKITENKO,
       VLADIMIR NIKOLAEVICH.

4A     TO PAY REMUNERATION AND REIMBURSE EXPENSES TO             Mgmt          For                            For
       MEMBERS OF THE BOARD OF DIRECTORS OF OAO "LUKOIL"
       ACCORDING TO THE APPENDIX HERETO.

4B     TO DEEM IT APPROPRIATE TO ESTABLISH ADDITIONAL            Mgmt          For                            For
       REMUNERATION FOR NEWLY ELECTED MEMBERS OF THE
       BOARD OF DIRECTORS FOR THEIR PARTICIPATION
       IN CONFERENCES AND OTHER EVENTS ON WRITTEN
       INSTRUCTIONS OF THE CHAIRMAN OF THE BOARD OF
       DIRECTORS, IN AN AMOUNT OF 104,000 ROUBLES,
       AND TO RETAIN THE AMOUNTS OF REMUNERATION FOR
       MEMBERS OF THE BOARD OF DIRECTORS OF OAO "LUKOIL"
       ESTABLISHED BY DECISION OF THE ANNUAL GENERAL
       SHAREHOLDERS MEETING OF OAO "LUKOIL" OF 26
       JUNE 2008 (MINUTES NO. 1).

5A     TO PAY REMUNERATION TO EACH OF THE MEMBERS OF             Mgmt          For                            For
       THE AUDIT COMMISSION OF OAO "LUKOIL" IN THE
       AMOUNT ESTABLISHED BY DECISION OF THE ANNUAL
       GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL"
       OF 26 JUNE 2008 (MINUTES NO. 1) - 2,600,000
       ROUBLES.

5B     TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS              Mgmt          For                            For
       OF REMUNERATION FOR MEMBERS OF THE AUDIT COMMISSION
       OF OAO "LUKOIL" ESTABLISHED BY DECISION OF
       THE ANNUAL GENERAL SHAREHOLDERS MEETING OF
       OAO "LUKOIL" OF 26 JUNE 2008 (MINUTES NO. 1).

06     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

07     TO APPROVE AMENDMENTS TO THE REGULATIONS ON               Mgmt          For                            For
       THE PROCEDURE FOR PREPARING AND HOLDING THE
       GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL",
       PURSUANT TO THE APPENDIX HERETO.

8A     TO APPROVE THE INTERESTED-PARTY TRANSACTIONS,             Mgmt          For                            For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX HERETO: CONTRACT(S) OF GUARANTEE BETWEEN
       OAO "LUKOIL" (GUARANTOR) AND SBERBANK OF RUSSIA
       OAO (BANK).

8B     TO APPROVE THE INTERESTED-PARTY TRANSACTIONS,             Mgmt          For                            For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX HERETO: POLICY (CONTRACT) ON INSURING
       THE LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
       BETWEEN OAO "LUKOIL" (POLICYHOLDER) AND OAO
       KAPITAL STRAKHOVANIE (INSURER).

--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  933309862
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  24-Jun-2010
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote                        *

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote                        *

2C     ELECTION OF DIRECTOR: BLAZHEEV, VICTOR VLADIMIROVICH      Mgmt          No vote                        *

2D     ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD              Mgmt          No vote                        *
       EVERT

2E     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote                        *

2F     ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH             Mgmt          No vote                        *

2G     ELECTION OF DIRECTOR: ESAULKOVA, TATIANA STANISLAVOVNA    Mgmt          No vote                        *

2H     ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH             Mgmt          No vote                        *

2I     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote                        *

2J     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          No vote                        *

2K     ELECTION OF DIRECTOR: MOBIUS, MARK                        Mgmt          No vote                        *

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          No vote                        *

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  702291989
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Mar-2010
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE RESOLUTION
       1. THANK YOU.

1      Approve: a) the conditional subscription agreement        Mgmt          Against                        Against
       the Subscription          Agreement  dated
       04 MAR 2010 and entered into among the Company,
       PB Issuer    No. 2  Limited  the Issuer  and
       Goldman Sachs  Asia  L.L.C. and The Hong Kong
       and Shanghai Banking Corporation Limited  each
       a Lead Manager, and together   the Lead Managers
       pursuant to which the Lead Managers have agreed
       to         subscribe or to procure subscribers
       to subscribe the 1.75% coupon Guaranteed  Convertible
       Bonds due 2016  the Convertible Bonds  in an
       aggregate principal  amount of USD 230 million
       approximately HKD 1,785 million , convertible
       into new shares with a par value of USD 0.10
       each in the capital of the Company    each,
       a share  on the terms and conditions of the
       Convertible Bonds  the bond conditions  CONTD

-      CONTD contained therein and the performance               Non-Voting
       of all the transactions           contemplated
       there under and all other matters of and incidental
       thereto or   in connection therewith, ratified
       and confirmed; (b) to authorize any one or
       more of the Directors of the Company to do
       all such acts and things and       execute
       all such other or further documents which he/they
       consider necessary, desirable or expedient
       for the purpose of, or in connection with,
       the         implementation of and giving effect
       to the terms of, or the transactions      contemplated
       by, the Subscription Agreement and all documents
       in connection   therewith and to agree to such
       variation, amendments or waiver or matters
       relating thereto  including any variation,
       amendments or waiver of the Bond   Conditions
       CONTD

-      CONTD as are, in the opinion of the Directors,            Non-Voting
       in the interest of the Company and its shareholders
       as a whole; (c) the Convertible Bonds to be
       issued       pursuant to the Subscription Agreement
       and the transactions contemplated      there
       under; and (d) to authorize any one or more
       of the Directors to allot   and issue such
       number of shares as may fall to be allotted
       and issued: (i) on and subject to the terms
       and conditions of the Subscription Agreement;
       and    (ii) up on exercise of the conversion
       rights attached to the Convertible      Bonds
       on and subject to the terms and conditions
       of the Subscription          Agreement and
       the Bond Conditions

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  702340491
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2010
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 672422 DUE TO SPLITTING OF RESOLUTION 3.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2009

2.     Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.i    Re-elect Mr. Wang Chunlin as an Executive Director        Mgmt          For                            For

3.ii   Re-elect Mr. Richard M. Hext as a Non-Executive           Mgmt          For                            For
       Director

3.iii  Re-elect Mr. Patrick B. Paul as an Independent            Mgmt          For                            For
       Non-Executive Director

3.iv   Re-elect Mr. Alasdair G. Morrison as an Independent       Mgmt          For                            For
       Non-Executive Director

3.v    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board to fix
       their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue or otherwise
       deal with new shares of USD 0.10 each in the
       capital of the Company or securities convertible
       into shares, or options, warrants or similar
       rights to subscribe for any shares, and to
       make or grant offers, agreements, options and
       warrants which would or might require the exercise
       of such powers during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       company in issue at the date of passing this
       resolution, provided that any shares to be
       allotted and issued pursuant to the approval
       in this resolution above shall not be issued
       at a discount of more than 10% to the Benchmarked
       Price of the Shares and the said approval shall
       be limited accordingly, otherwise than pursuant
       to the shares issued as a result of a Rights
       Issue, the exercise of the subscription or
       conversion rights attaching to any warrants
       issued by the Company or the exercise of options
       granted under the long term incentive scheme
       of the Company or any scrip dividend providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda or the Company's Bye-laws to be
       held]; and the revocation or variation of the
       authority given under this resolution by an
       ordinary resolution of the shareholders in
       general meeting

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to purchase the shares
       on Stock Exchange or on any other stock exchange
       on which the shares may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-laws to
       be held]; and the revocation or variation of
       the authority given under this resolution by
       an ordinary resolution of the shareholders
       in general meeting

7.     Approve that the aggregate nominal amount of              Mgmt          For                            For
       share capital allotted or agreed conditionally
       or unconditionally by the Directors of the
       Company pursuant to the ordinary resolution
       passed by the shareholders at a special general
       meeting of the Company held on 08 JUN 2005
       to satisfy the Share Awards, shall during the
       relevant period not exceed 2% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the beginning of each
       FY [being 38,576,922 shares as at 01 JAN 2010];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-laws to
       be held]; and the revocation or variation of
       the authority given under this resolution by
       an ordinary resolution of the shareholders
       in general meeting

--------------------------------------------------------------------------------------------------------------------------
 PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES                                                Agenda Number:  702070400
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7649U108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Aug-2009
        ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Grant authority for the issuance of 300 simple,           Mgmt          For                            For
       nominal and book-entry debentures, that are
       not convertible into shares, of the type with
       secured guarantee, with a nominal unit value
       of BRL 1,000,000.00 debentures, totaling BRL
       300,000,000.00 in a single and undividable
       lot, with maturity of 5 years running from
       the issuance, without the need for national
       securities commission registration, under the
       terms of Article 5 II of CVM instruction 400,
       3rd issuance, so as to finance the construction
       of residential developments that fall within
       the legislation of the Housing Finance System
       Sistema Financeiro De Habitacao, or SFH

II.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to amend, if necessary, the subjects that are
       dealt with in the second part of Paragraph
       1 of Article 59 of Law Number 6404.76

III.   Authorize the Executive Committee of the Company          Mgmt          For                            For
       to take all the measures to carry out the 3rd
       insurance, including but not limited to the
       performance of all acts necessary for the signature
       of the respective issuance, negotiation of
       the remuneration and of the terms for the deed
       of issuance and related contracts, the hiring
       of financial institutions authorized to operate
       in the securities markets as intermediaries,
       of the fiduciary agent, the paying agent, the
       collateral agent, the building works Auditor,
       the transfer agent institution, legal consultants
       and other institutions that may become necessary
       for the carrying out of the 3rd issuance, setting
       them the respective fees, as well as the publication
       and he registration of the documents of a corporate
       nature before the competent bodies

IV.    Ratify all of the acts that have been performed           Mgmt          For                            For
       by the Management before the date of the general
       meeting

V.     Approve the splitting of all of the common shares         Mgmt          For                            For
       issued by the Company, so that, should it be
       approved, for each nominal, book entry share
       of no par value issued by the Company common
       share currently in circulation, 1 new common
       share will be created and attributed to its
       holder, with the same rights and advantages
       of the pre-existing common shares and it being
       the case that each common share will come to
       be represented by 2 common shares after the
       share split the depositary shares will continue
       to represent 2 common shares after the share
       split

VI.    Amend Article 5 and Paragraphs of the Corporate           Mgmt          For                            For
       Bylaws of the Company as a result of the cancellation
       of the Company's treasury shares and of the
       share split proposed above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES                                                Agenda Number:  702083851
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7649U108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Sep-2009
        ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the splitting of all of the common shares         Mgmt          For                            For
       issued by the Company, so that, should it be
       approved, for each nominal, book entry share
       of no par value issued by the Company common
       share currently in circulation, 1 new common
       share will be created and attributed to its
       holder, with the same rights and advantages
       of the pre-existing common shares and it being
       the case that each common share will come to
       be represented by 2 common shares after the
       share split the depositary shares will continue
       to represent 2 common shares after the share
       split

2.     Amend Article 5 and Paragraphs of the Corporate           Mgmt          For                            For
       Bylaws of the Company as a result of the cancellation
       of the Company's treasury shares and the share
       split proposed above

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  933245284
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  22-Apr-2010
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR
       2009

O2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2010

O3     DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2009

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O5     ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR          Mgmt          For                            For
       RESPECTIVE SUBSTITUTES

O7     ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT           Mgmt          For                            For
       AND EFFECTIVE MEMBERS OF THE AUDIT COMMITTEE,
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE BYLAWS.

E1     INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION   Mgmt          For                            For
       OF PART OF THE REVENUE RESERVES AND PROFIT
       RESERVES.

E2     THE WAIVER OF THE PREFERENCE RIGHT AT THE QUATTOR         Mgmt          For                            For
       PARTICIPACOES S.A. EQUITY ISSUANCE, AS A RESULT
       OF THE ACQUISITION OF THE STAKES HELD BY UNIAO
       DE INDUSTRIAS PETROQUIMICAS S.A.

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  933296635
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  22-Jun-2010
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE MODIFICATION OF THE BYLAWS OF              Mgmt          For                            For
       THE COMPANY, ALL AS MORE FULLY DESCRIBED IN
       THE COMPANY'S WEBSITE.

--------------------------------------------------------------------------------------------------------------------------
 PHARMSTANDARD JSC, UFA                                                                      Agenda Number:  702501380
--------------------------------------------------------------------------------------------------------------------------
    Security:  717140206                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  US7171402065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the financial statements for the year               Mgmt          For                            For
       2009 and 2009 annual report;      allocation
       of profit and losses of the company based on
       year 2009 financial   results

2      Approve the dividends for the year 2009                   Mgmt          For                            For

3      Election of the Board of Directors                        Mgmt          For                            For

4      Election of Audit Committee                               Mgmt          For                            For

5      Appointment of Independent Audit Company for              Mgmt          For                            For
       the year 2010

--------------------------------------------------------------------------------------------------------------------------
 POWERTECH TECHNOLOGY INC                                                                    Agenda Number:  702418624
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7083Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2010
        ISIN:  TW0006239007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting

A.2    The 2009 audited reports                                  Non-Voting

A.3    The status of assets impairment                           Non-Voting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.5per      share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          Against                        Against
       from participation in         competitive business

B.5    Extraordinary motions                                     Mgmt          Abstain                        For

--------------------------------------------------------------------------------------------------------------------------
 PT ADARO ENERGY TBK                                                                         Agenda Number:  702299694
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7087B109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  23-Apr-2010
        ISIN:  ID1000111305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the annual report and ratify the consolidated     Mgmt          For                            For
       financial report of the Company for the year
       2009

A.2    Approve the profit allocation for 2009                    Mgmt          For                            For

A.3    Appointment of the Public Accountant                      Mgmt          For                            For

A.4    Approve to determine the honorarium or salary             Mgmt          For                            For
       and other allowances for the    Commissioners
       and Directors

A.5    Receive the other report related to Company's             Mgmt          For                            For
       activities

E.1    Approve to change the composition of the Board            Mgmt          For                            For
       of Commissioners

--------------------------------------------------------------------------------------------------------------------------
 PT BANK TABUNGAN NEGARA (PERSERO)                                                           Agenda Number:  702418117
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y71197100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2010
        ISIN:  ID1000113707
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 702108 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

1      Approve the annual report and ratification on             Mgmt          For                            For
       Company's financial report for year 2009

2      Approve the profit allocation for year 2009               Mgmt          For                            For

3      Appointment of Public Accountant for year 2010            Mgmt          For                            For

4      Approve the determination of tantiem for 2009             Mgmt          For                            For
       and honorarium for Commissioners and also Salary
       for Directors

5      Ratification on regulation of minister of Bumn            Mgmt          For                            For
       related to standard operation and procedure
       in supply of goods

6      Approve the increase of pension fund and pension          Mgmt          Abstain                        Against
       benefit

7      Approve the increase of paid in and up capital            Mgmt          For                            For
       and also amendment to the changing of requirement
       of MESOP Phase 2 and 3 program

8      Receive the report of fund utilization from               Mgmt          For                            For
       initial public offering and report of distribution
       of MESOP Phase 1 program

--------------------------------------------------------------------------------------------------------------------------
 PT DELTA DUNIA PETROINDO TBK                                                                Agenda Number:  702156882
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2036T103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2009
        ISIN:  ID1000110505
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the restructuring of the company's Board          Mgmt          For                            For
       of Directors and Commissioners

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 PT MITRA ADIPERKASA TBK                                                                     Agenda Number:  702430694
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y71299104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-Jun-2010
        ISIN:  ID1000099807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the 2009 annual report and 2009 profit            Mgmt          For                            For
       allocation

A.2    Appointment of public accountant for 2010                 Mgmt          For                            For

A.3    Appointment of Directors and Commissioners and            Mgmt          For                            For
       approve to determine           authority, salary
       and allowances for the Commissioners and Directors

E.1    Approve the adjustment of Article 3 of Article            Mgmt          For                            For
       of Association

--------------------------------------------------------------------------------------------------------------------------
 PT PERUSAHAAN GAS NEGARA (PERSERO) TBK                                                      Agenda Number:  702470713
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7136Y118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2010
        ISIN:  ID1000111602
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report                            Mgmt          For                            For

2      Ratify the 2009 financial statement and Acquit            Mgmt          For                            For
       Et De Charge to the Company's  Board

3      Approve the profit allocation for year 2009               Mgmt          For                            For

4      Appointment of Public Accountant                          Mgmt          For                            For

5      Approve to determine remuneration for the Company's       Mgmt          For                            For
       Board

6      Approve to change the Company's Board                     Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 PYI CORPORATION LTD                                                                         Agenda Number:  702059103
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304P105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Aug-2009
        ISIN:  BMG7304P1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive, approve and adopt the audited financial          Mgmt          For                            For
       statements and the reports of the Directors
       and the Auditors for the YE 31 MAR 2009

2.a.i  Re-elect Dr. Chan Kwok Keung, Charles as a Director       Mgmt          For                            For

2.aii  Re-elect Mr. Chan Shu Kin as a Director                   Mgmt          For                            For

2aiii  Re-elect Mr. Li Chang An as a Director                    Mgmt          For                            For

2.b    Approve to fix the Directors' remuneration                Mgmt          For                            For

3.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

4.a    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares of the Company]
       which would or might require the exercise of
       such powers, subject to and in accordance with
       all applicable Laws and the Bye-Laws of the
       Company during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue on the date of this resolution and
       the said approval shall be limited accordingly;
       otherwise than pursuant to a rights issue [as
       hereinafter defined] or an issue of shares
       of the Company under the Share Option Scheme
       of the Company or an issue of shares upon exercise
       of subscription rights attached to warrants
       which may be issued by the Company or an issue
       of shares of the Company by way of any scrip
       dividend pursuant to Bye-Laws of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws of Bermuda to be held]

4.b    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase issued shares
       in the capital of the Company and issued outstanding
       warrants to subscribe for shares in the capital
       of the Company [warrants] on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of this resolution
       and the aggregate nominal amount of the warrants
       which the Directors of the Company are authorized
       to repurchase pursuant to the approval in this
       resolution shall not exceed 10% of the warrants
       on the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable Laws of Bermuda to
       be held]

4.c    Approve, conditional upon Resolutions 4(A) and            Mgmt          For                            For
       4(B), to add the aggregate nominal amount of
       the issued shares in the capital of the Company
       which are repurchased by the Company under
       the authority granted to the Directors of the
       Company pursuant to and in accordance with
       the said Resolution 4(B) to the aggregate nominal
       amount of the share capital that may be allotted,
       issued or dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with by the Directors of the Company
       pursuant to and in accordance with the Resolution
       4(A) as specified

4.d    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting listing of and permission
       to deal in the shares of HKD 0.10 each in the
       capital of the Company [representing 10% of
       the shares of the Company in issue at the date
       of passing this resolution] which may be issued
       pursuant to the exercise of options granted
       under the Company's share option scheme adopted
       on 27 AUG 2002 [the 'Scheme'], the refreshment
       of the scheme limit in respect of the grant
       of options to subscribe for ordinary shares
       in the Company under the Scheme, provided that
       the total number of ordinary shares which may
       be allotted or issued pursuant to the grant
       or exercise of options under the Scheme [excluding
       options previously granted, outstanding, cancelled,
       lapsed or exercised under the Scheme], not
       exceeding 10% of the shares of the Company
       in issue at the date of passing this resolution
       [the Refreshed Mandate Limit]; and authorize
       the Directors of the Company to grant options
       under the scheme up to the Refreshed Mandate
       Limit, to allot, issue and deal with ordinary
       shares of the Company pursuant to the exercise
       of such options and to do such acts and execute
       such documents for or incidental to such purpose

4.e    Approve the refreshment of the scheme limit               Mgmt          For                            For
       on grant of options under the share option
       scheme adopted by Paul Y. Engineering Group
       Limited ['Paul Y. Engineering', the Company's
       subsidiary] on 07 SEP 2005 up to 10% of the
       issued shares of Paul Y. Engineering in issue
       as at the date of passing of the resolution
       for approving such refreshment by the shareholders
       of Paul Y. Engineering

       Transact any other business                               Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 QIN JIA YUAN MEDIA SERVICES CO LTD                                                          Agenda Number:  702180302
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304D102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jan-2010
        ISIN:  KYG7304D1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 30 SEP 2009

2.     Declare a final dividend for the YE 30 SEP 2009           Mgmt          For                            For

3.A.1  Re-elect Dr. Wong Yu Hong, Philip, GBS as a               Mgmt          For                            For
       Director

3.A.2  Re-elect Mr. Zinger Simon as a Director                   Mgmt          For                            For

3.A.3  Re-elect Dr. Wong Ying Ho, Kennedy, BBS, JP               Mgmt          For                            For
       as a Director

3.A.4  Re-elect Mr. Owyang Loong Shui, Ivan as a Director        Mgmt          For                            For

3.A.5  Re-elect Mr. Lau Hon Chuen, GBS, JP as a Director         Mgmt          For                            For

3.A.6  Re-elect Mr. Hui Koon Man, Michael, JP as a               Mgmt          For                            For
       Director

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of USD 0.01 each in the capital of the
       Company, during the relevant period, on The
       Stock Exchange of Hong Kong Limited the Stock
       Exchange or any other stock exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for such purposes, subject to and in accordance
       with all applicable laws and regulations of
       the rules governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of USD
       0.01 each in the capital of the Company and
       make or grant offers, agreements and options
       including bonds, warrants and debentures convertible
       into shares of the Company during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to: i) a rights issue; or ii) the exercise
       of any option scheme or similar arrangement;
       or iii) the exercise of subscription or conversion
       rights attached to any warrants or securities
       which are convertible into shares of the Company;
       or iv) any scrip dividends pursuant to the
       Articles of Association of the Company; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares pursuant to
       Resolution 6, by the addition thereto of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5, provided
       that such amount of shares does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

8.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from USD 8,000,000.00 to USD
       12,000,000.00 by the creation of an additional
       400,000,000 shares of USD 0.01 each

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 QIN JIA YUAN MEDIA SERVICES CO LTD                                                          Agenda Number:  702187560
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304D102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Jan-2010
        ISIN:  KYG7304D1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the letter of appointment (the Letter             Mgmt          For                            For
       of Appointment] dated 21 DEC 2009 entered into
       between the Company and Mr. LIU Yuk Chi, David
       [Mr. Liu] [as specified] and authorize the
       Directors of the Company to issue and allot
       7,000,000 shares of USD 0.01 each in the capital
       of the Company to Mr. Liu credited as fully
       paid at par in accordance with the terms of
       the Letter of Appointment

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting
       OPTION. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 QIN JIA YUAN MEDIA SERVICES CO LTD                                                          Agenda Number:  702430492
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304D102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Jun-2010
        ISIN:  KYG7304D1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR BELOW
       RESOLUTION. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN20100513149.pdf

1      Approve, the issue and allotment of 20,973,154            Mgmt          For                            For
       new shares of USD 0.01 each in the capital
       of the Company (the Consideration Shares) to
       Business Product     Development Limited (the
       Vendor) or its nominee pursuant to the conditional
       sale and purchase agreement (the Sale and
       Purchase Agreement) dated 16 APR    2010 entered
       into between the Vendor, Mr. Zhang Zhenli,
       QJY OOH Holding       Company Limited (the
       Purchaser) and the Company in relation to the
       Purchaser s acquisition of 51% of
       the issued share capital of Rich State
       Media Enterprises Limited from the Vendor;
       and authorize the Directors of the Company
       to sign, execute, perfect, deliver and do all
       such documents, deeds,  acts, matters and things,
       as the case may be, in their discretion consider
       necessary desirable or expedient to implement
       the issue and allotment of the  Consideration
       Shares pursuant to the Sale and Purchase Agreement

--------------------------------------------------------------------------------------------------------------------------
 QIN JIA YUAN MEDIA SERVICES CO LTD                                                          Agenda Number:  702517078
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304D102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2010
        ISIN:  KYG7304D1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN20100611075.pdf

1.     Approve the issue of each of (i) the unlisted             Mgmt          Against                        Against
       registered convertible bonds of the Company
       in the principal amount of HKD 30,223,231 (the
       "Series A CB"); (ii) the unlisted registered
       convertible bonds of the Company in the principal
       amount of HKD 90,669,693 (the "Series B CB");
       and (iii) the unlisted registered warrants
       entitling holders to subscribe for shares of
       the Company up to 11,380,942 Shares at HKD
       1.3278 per share with par value of USD 0.01
       of the Company (the "Warrants") to First Media
       Holdings, Ltd (the "Subscriber") pursuant to
       and on the terms and conditions of the subscription
       agreement entered into between the Company
       and the Subscriber on 27 MAY 2010 (the "Subscription
       Agreement"), as specified; the issue and allotment
       of the shares of the Company pursuant to exercise
       of the conversion rights under each of the
       Series A CB and the Series B CB (the "Conversion
       Shares"); and the issue and allotment of the
       shares of the Company pursuant to exercise
       of the subscription rights under the Warrants
       (the "Subscription Shares"); and authorize
       the Directors of the Company to sign, execute,
       perfect, deliver and do all such documents,
       deeds, acts, matters and things, as the case
       may be, in their discretion consider necessary
       desirable or expedient to implement the issue
       of the Series A CB, the Series B CB and the
       Warrants and the issue and allotment of the
       Conversion Shares and the Subscription Shares

2.     Approve, subject to completion of the subscription        Mgmt          Against                        Against
       of (i) the Series A CB, the Series B CB, the
       Warrants and 37,936,475 new shares with par
       value of USD 0.01 of the Company (the "Placement
       Shares"), or (ii) unlisted registered convertible
       bonds of the Company in the principal amount
       of HKD 70,520,872 and the Placement Shares
       pursuant to the Subscription Agreement (the
       "Completion") taking place, the appointment
       of Mr. Stanley Emmett Thomas as a non-executive
       Director of the Company with effect from the
       date of Completion

3.     Approve, subject to Completion taking place,              Mgmt          Abstain                        Against
       the appointment of Mr. Lincoln Pan Lin Feng
       as a non-executive Director of the Company
       with effect from the date of Completion

--------------------------------------------------------------------------------------------------------------------------
 QUEENCO LEISURE INTERNATIONAL LTD.                                                          Agenda Number:  933132742
--------------------------------------------------------------------------------------------------------------------------
    Security:  74824B203                                                             Meeting Type:  Special
      Ticker:  QLILJ                                                                 Meeting Date:  14-Sep-2009
        ISIN:  US74824B2034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF TERMS OF COMPENSATION OF MR. RON              Mgmt          For                            For
       BE'ERY, THE EXECUTIVE CHAIRMAN OF THE BOARD.

1B     PLEASE INDICATE WHETHER YOU HAVE A PERSONAL               Mgmt          Against                        *
       INTEREST(*) IN THIS RESOLUTION. MARK "FOR"
       = YES OR "AGAINST" = NO.

1C     APPROVAL OF CERTAIN TERMS OF COMPENSATION OF              Mgmt          For                            For
       MR. RON BE'ERY, THE EXECUTIVE CHAIRMAN OF THE
       BOARD (NOTE - IF BOTH PROPOSAL 1A AND 1C ARE
       APPROVED BY THE SHAREHOLDERS, THE  COMPENSATION
       PAID TO MR. BE'ERY PURSUANT TO THIS PROPOSAL
       1C WILL NOT BE PAID ALSO PURSUANT TO PROPOSAL
       1A.)

1D     PLEASE INDICATE WHETHER YOU HAVE A PERSONAL               Mgmt          Against                        *
       INTEREST(*) IN THIS RESOLUTION. MARK "FOR"
       = YES OR "AGAINST" = NO.

2A     RATIFICATION OF CERTAIN TERMS OF COMPENSATION             Mgmt          For                            For
       OF MR. YIGAL ZILKHA, A MEMBER OF THE BOARD.

2B     PLEASE INDICATE WHETHER YOU HAVE A PERSONAL               Mgmt          Against                        *
       INTEREST(*) IN THIS RESOLUTION. MARK "FOR"
       = YES OR "AGAINST" = NO.

03     APPROVAL OF TERMS OF COMPENSATION OF MR. EFFY             Mgmt          For                            For
       ABOUDY, A MEMBER OF THE BOARD, IN HIS CAPACITY
       AS CONSULTANT TO THE COMPANY.

04     APPROVAL OF COMPENSATION OF CURRENT AND FUTURE            Mgmt          For                            For
       NON EXECUTIVE DIRECTORS (WHO ARE NEITHER EXTERNAL
       DIRECTORS, NO CONTROLLING SHAREHOLDERS OF THE
       COMPANY, AND PROVIDED THAT NO CONTROLLING SHAREHOLDER
       OF THE COMPANY HAS A PERSONAL INTEREST IN THE
       APPROVAL OF SUCH COMPENSATION.)

05     APPROVAL OF REMUNERATION OF MR. YECHIEL GUTMAN,           Mgmt          For                            For
       AN EXTERNAL DIRECTOR.

--------------------------------------------------------------------------------------------------------------------------
 RELIANCE CAPITAL LTD                                                                        Agenda Number:  702036030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y72561114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jul-2009
        ISIN:  INE013A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009, profit and loss account for the YE on
       that date and the reports of the Board of Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri. C.P. Jain as a as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Appoint M/s. Chaturvedi and Shah, Chartered               Mgmt          For                            For
       Accountants, and M/s. B S R and Company, Chartered
       Accountants, as the Statutory Auditors of the
       Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM of the Company on such remuneration as
       may be fixed by the Board of Directors

5.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       255 and other applicable provisions, if any
       of the Companies Act 1956 and such other approvals
       as may be necessary, Shri. Anil Dhirubhai Ambani
       as a Director not liable to retire by rotation

6.     Appoint Shri. P.N. Ghatalia as a Director of              Mgmt          For                            For
       the Company, who is liable to retire by rotation

S.7    Authorize the Board, pursuant to Section 81               Mgmt          For                            For
       (1A) and all other applicable provisions of
       the Companies Act, 1956 [including any statutory
       modification, or re-enactment thereof, for
       the time being in force] and enabling provisions
       of the Memorandum and Articles of Association
       of the Company, the Listing Agreements entered
       into with the Stock Exchanges and subject to
       the provisions of the Chapter XIII-A of the
       SEBI [Disclosure and Investor Protection] Guidelines
       2000 ['SEBI DIP Guidelines] the provisions
       of the Foreign Exchange Management Act, 1999
       and the Foreign Exchange Management [Transfer
       or issue of security by a person resident outside
       India] regulations 2000, applicable rules,
       regulations, guidelines or laws and/or any
       approval, consent, permission or sanction of
       the Central Government Reserve Bank of India
       and any other appropriate authorities, institutions
       or bodies [hereinafter collectively referred
       to as the 'appropriate authorities] and subject
       to such conditions as may be prescribed by
       any of them while granting any such approval,
       consent, permission, and/or sanction [hereinafter
       referred to as the 'requisite approvals'],
       which may be agreed to by the Board of Directors
       of the Company [hereinafter called the 'Board'
       which term shall be deemed to include any committee
       which the Board may have constituted or hereinafter
       constitute to exercise its power including
       the power conferred by this resolution] to
       issue, offer and allot equity shares/fully
       convertible debentures/partly convertible debentures/non
       convertible debentures with warrants/ any other
       securities [other than warrants] which are
       convertible into or exchangeable with equity
       shares on such date as may be determined by
       the Board but not later than 60 months from
       the date of allotment [collectively referred
       to as QIP Securities], to the qualified Institutional
       Buyers [QIBs] as per the SEBI DIP guidelines,
       on the basis of placement document(s), at such
       time or times in one or more tranche or tranches,
       at par or at such price or prices and on such
       terms and conditions and in such manner as
       the Board may in its absolute discretion determine,
       in consultation with the Lead Managers, Advisors
       or other intermediaries, provided however that
       the issue of securities as above shall not
       result in increase of the issued and subscribed
       equity share capital of the Company by more
       than 25% of the then issued and subscribed
       equity shares of the Company; the relevant
       date for the determination of applicable price
       for the issue of the QIP Securities shall be
       the date on which the Board of the Company
       decide to open the proposed issue or the date
       on which the holder of securities which are
       convertible into or exchangeable with equity
       shares at a later date becomes entitle to apply
       for the said shares, as the case may be [relevant
       date]; to issue and allot such number of equity
       shares as may be required to be issued and
       allotted upon conversion of any securities
       referred to above or as may be necessary in
       accordance with the terms of the offering,
       all such shares being pari passu with the then
       existing shares of the Company in all respects,
       as may be provided under the terms of the issue
       and in offering document; such of these shares
       securities to be issued as are not subscribed
       may be disposed of by the Board to such persons
       and in such manner and on such terms as the
       Board its absolute discretion thinks fir in
       accordance with the provisions of law; the
       issue to the holders of the securities to the
       holders of the securities with equity shares
       underlying such securities shall be inter aila,
       subject to suitable adjustment in the number
       of shares the price and the time period etc.
       in the event of any change in the equity capital
       structure of the Company consequent upon any
       merger, amalgamation, take over or any other
       re-organization or restructuring in the Company;
       for the purpose of giving effect to any issue
       or allotment of securities or instruments,
       the Board to do all acts, deeds, matters and
       things as it may at its absolute discretion
       deem necessary or desirable for such purpose,
       including with out limitation the entering
       into of underwriting, marketing and institutions/trustees
       /agents and similar agreements and to remuneration
       the Mangers, underwriters and all other agencies,
       intermediaries by way of commission, brokerage,
       fees and the like as may be involved or connected
       in such offering of securities, with power
       on behalf of the Company to settle any questions,
       difficulties or doubts that may arise in regard
       to any such issue or allotment as it may in
       its absolute discretion deem fit; for the purpose
       aforesaid to settle all questions, difficulties
       or doubts that may be arise in regard to the
       issue, offer or allotment of securities and
       utilization of the issue proceeds including
       but with out limitation to the creation of
       such mortgage charge in respect of the aforesaid
       securities either on pari passu basis or otherwise
       or in the borrowing of loans as it may in its
       absolute discretion deem fit with out being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of resolution; to any Committee
       of Directors or the Chairman or any other Officers/authorized representatives of the Company to give effect
       to the aforesaid resolution

--------------------------------------------------------------------------------------------------------------------------
 REXLOT HOLDINGS LTD                                                                         Agenda Number:  702411163
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7541U107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jun-2010
        ISIN:  BMG7541U1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430075.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the   Directors and Auditors
       thereon for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a    Re-elect Mr. Chan How Chung, Victor as a Director         Mgmt          For                            For

3.b    Re-elect Mr. Chow Siu Ngor as a Director                  Mgmt          For                            For

4      Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

5      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their     remuneration

6      Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

7      Authorize the Directors to issue new shares               Mgmt          Against                        Against
       of the Company

8      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       new shares by adding the       number of shares
       repurchased

--------------------------------------------------------------------------------------------------------------------------
 RICHTEK TECHNOLOGY CORP                                                                     Agenda Number:  702443603
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7286Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2010
        ISIN:  TW0006286008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting

A.2    Receive the 2009 audited reports                          Non-Voting

A.3    Receive the report on the revision to the rules           Non-Voting
       of Board meetings

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  8 per share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of monetary loans                    Mgmt          For                            For

B.5    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.6    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 50 for 1,000 shares held

B.7    Extraordinary motions                                     Mgmt          For                            Against

--------------------------------------------------------------------------------------------------------------------------
 ROLTA INDIA LTD                                                                             Agenda Number:  702143823
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7324A112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Nov-2009
        ISIN:  INE293A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the Audited Balance            Mgmt          For                            For
       Sheet as at 30 JUN 2009, the Profit and Loss
       Account for the YE on that date, the Cash Flow
       Statement for the YE on that date and the Reports
       of the Board of Directors and the Auditors
       thereon

2.     Declare a dividend of INR 3.00 per Equity Share           Mgmt          For                            For
       for the FYE 30 JUN 2009

3.     Re-appoint Mr. Behari Lal as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. K.R. Modi as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. Benedict Eazzetta as a Director,           Mgmt          For                            For
       who retires by rotation

6.     Re-appoint M/s Khandelwal Jain & Co., Chartered           Mgmt          For                            For
       Accountants, as the Auditors of the Company,
       who retires at the conclusion of this AGM,
       to hold office till the conclusion of the next
       AGM, with authority to the Board of Directors
       of the Company to fix their remuneration

7.     Approve, pursuant to provisions of Sections               Mgmt          For                            For
       198, 269, 309 read with Schedule XIII and all
       other applicable provisions, if any, of the
       Companies Act, 1956, and subject to such approvals
       as may be necessary, the re-appointment of
       Mr. Hiranya Ashar, as the Whole-time Director
       designated as Director - Finance & Chief Financial
       Officer, for a period of 3 years with effect
       from 01 NOV 2009, to 31 OCT 2012 on terms and
       conditions including, subject to the above
       AGM resolution, the remuneration /emoluments,
       mentioned in the explanatory statement under
       this item; in the event of any statutory, amendment,
       modification or relaxation by the Central Government
       to Schedule XIII to the Companies Act, 1956,
       authorize the Board of Directors of the Company
       or if deemed necessary by the Board of Directors
       (hereinafter referred to as 'the Board' which
       term shall be deemed to include any Committee
       which the Board may constitute to exercise
       its powers, including powers conferred by this
       resolution) to vary and / or increase the remuneration
       including salary, commission, perquisites,
       allowances, etc., within such prescribed limit(s)
       or ceiling and the agreement between the Company
       and the Director - Finance & Chief Financial
       Officer be suitably amended to give effect
       to such modification, relaxation or variation
       without any further reference to the members
       of the Company in general meeting and the Chairman
       & Managing Director of the Company, from time
       to time, to execute, on behalf of the Company,
       any Agreement(s) with the said Director -Finance
       & Chief Financial Officer, containing the above
       and such other terms & conditions, as may in
       his opinion be necessary pursuant to this resolution

S.8    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereafter referred to as 'The Board' which
       term shall be deemed to include any Committee
       of the Board, for the time being duly authorized
       by the Board and exercising the powers conferred
       on the Board by this resolution], on behalf
       of the Company, in accordance with the provision
       of Section 81 (1A) and all the other applicable
       provisions, if any, of the Companies Act, 1956
       (including any statutory modification(s) or
       re-enactment thereof for the time being in
       force and as may be enacted from time to time)
       and in accordance with the provision of Foreign
       Exchange Management Act, 1999 and Foreign Currency
       Convertible Bonds and Ordinary Shares (through
       Depository Receipt Mechanism) Scheme 1993 as
       amended up-to-date and in accordance with the
       provision of the Article of Association of
       the Company and the provision of Listing Agreements
       entered into by the Company with the Stock
       Exchange where the shares of the Company are
       listed and rules, guidelines and regulation,
       if any, as may be prescribed by Securities
       and Exchange Board of India (SEBI), Reserve
       Bank of India (RBI) and subject to such approvals,
       consents, permission and sanction as may be
       necessary from the Government of India, Reserve
       Bank of India and/or other authorities or institutions
       as may be relevant (hereinafter singly or collectively
       referred to as 'The Appropriate Authorities')
       and subject to such terms and condition or
       such modification thereto as may be prescribed
       by them in granting such approvals, consents,
       permission, to offer, issue and allot in the
       equity shares and for convertible bonds and/or
       any financial instruments or securities including
       Global Depository Receipts (GDR) and/or American
       Depository Receipts (ADRs) and/or Foreign Currency
       Convertible Bonds (FCCBs) and/or Qualified
       Institutional Placements (QlPs) and/or Euro
       Issue representing equity shares, Warrants
       and/ or Private Placements and/or any such
       instrument or security convertible into equity
       shares (either at the option of the Company
       or holder thereof) being either with or without
       detachable warrants attached thereto entitling
       the warrant holder to apply for equity shares/instruments
       or securities including Global Depository Receipts
       and/or American Depository Receipts and/or
       FCCBs and/or QIPs and / or Warrants and /or
       Private Placements representing equity shares
       (hereafter collectively referred to- as 'the
       Securities') to be subscribed to in any foreign
       currency/currencies by: foreign investors (whether
       individuals and/or bodies corporate and/or
       institutions/s and whether shareholders of
       the Company or not) on the basis of private
       placement or by way of Public Issue through
       prospectus or offer letter and /or instruments
       of debts, Convertible Debentures (Fully or
       partly) or Non Convertible Debentures and/or
       Preference Shares Cumulative, Redeemable and/or
       on Redeemable) and/or Secured premium. notes
       or floating rate notes/bonds or any other financial
       instruments circular from time to time in one
       or more tranches as may be deemed appropriate
       by the Board for an aggregate amount not exceeding
       USD 250 Million or its Indian Rupee equivalent
       (inclusive of such premium as maybe determined
       by the Board), such issue and allotment to
       be made on such occasion or occasions, in one
       or more tranches at such value or values, at
       a discount or at a premium to the market price
       prevailing at the time of the issue in accordance
       with the guidelines, if any, of the Government
       of - India/SEBI/RBI and all concerned Authorities
       and in such form and manner and on such terms
       and conditions or such modification thereto
       as the Board may determine in consultation
       with the Lead Manager(s) and/or Underwriter(s)
       and/or other Advisor(s), with authority to
       exercise the Greenshoe Option and to retain
       over subscription up to such percentage as
       may be permitted by the 'Appropriate Authorities'
       but without requiring any further approval
       or consent from the Shareholders; in accordance
       with section 81 [1A] of the Companies Act 1956,
       if prior to conversion of such of the securities
       offered and issued as are convertible into
       equity shares (hereinafter referred to as 'the
       convertible securities') any equity shares
       are declared and allotted by the Company to
       the holders of existing equity shares as rights(hereafter
       referred to as 'Rights Shares') and/or as bonus
       shares (hereafter referred to as 'Bonus Shares')
       to offer and/or issue and/or allot to the holders
       of the convertible securities in addition to
       the equity shares to which they are entitled
       upon conversion, additional equity shares in
       the same proportion and subject to the conditions
       as to the price and payment mutatis-mutandis
       as the right shares offered and allotted to
       the holders of the existing equity shares and/or
       bonus shares in the same proportion as are
       allotted to the holders of existing equity
       shares; to issue and allot such number of equity
       shares as maybe required to be issued and allotted
       upon conversion of any aforesaid convertible
       securities or as may be necessary in accordance
       with the terms of the offering, all such equity
       shares ranking pari-passu with the then existing
       equity shares of the Company in all respects,
       excepting such right as to dividend as may
       be provided under the terms of the convertible
       securities and in the Offering Document; without
       prejudice to the generality of the above, the
       aforesaid issue of the securities may have
       all or any terms or combination of terms in
       accordance with prevalent market practice including
       but not limited to terms and conditions relating
       to payment of interest, dividend, premium on
       redemption at the option of the Company and/or
       holders of any securities, including terms
       for issue of additional equity shares or variations
       of the price or period of conversion of securities
       into equity shares or issue of equity shares
       during the period of the securities or terms
       pertaining to voting rights or option(s) for
       early redemption of securities; the Company
       and/or any agencies or body authorized by the
       Board may issue Depository Receipts/ Bonds
       representing the underlying equity shares in
       the capital of the Company or such other securities
       in bearer, negotiable, or registered form with
       such features and attributes as may be required
       and to provide, for the tradability and free
       transferability thereof as per market practices
       and regulation (including listing on one or
       more stock exchange(s) in or outside India];
       for the purpose of giving effect to any issue,
       offer or allotment of equity shares or securities
       or instruments representing the same as described
       above, the Board and/ or its Committee be and
       is hereby authorized, on behalf of the Company,
       to do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary or desirable for such purpose, including
       without limitation, the entering into arrangement
       (including appointments wherever necessary)
       for managing underwriting, marketing, listing,
       trading, acting. as Depository, Custodian,
       Registrar, paying and conversion agent, trustee
       and to issue any offer documents(s) and sign
       all application, filing, deeds, documents and
       writings and to pay any fees, commissions,
       remunerations, expenses relating thereto and
       with power on behalf of the Company to settle
       all questions, difficulties or doubts, that
       may arise in regard to such issue(s) or allotment(s)
       as it may, in its absolute discretion deem
       fit; CONTD.

       CONTD. the preliminary as well as the final               Non-Voting
       Offer Document for the aforesaid issue/offer
       be finalized, approved and signed by the Directors
       of the Board and any Committee of Directors
       on behalf of the Company with authority to
       amend vary, modify the same as may be considered
       desirable or expedient and for the purpose
       aforesaid to give such declarations, affidavits,
       undertakings, certificates as may be necessary
       and required from time to time; for the purpose
       of giving effect to any issue, offer or allotment
       of equity shares or securities or instruments
       representing the same, as described above,
       to sign, execute and issue consolidated receipt(s)
       for the securities, listing application, various
       agreements (including but not limited to Subscription
       Agreement, Trustee Agreement) undertaking,
       deeds, declarations, any application to Government
       of India (Ministry of Finance) and/or Reserve
       Bank of India and/or other regulatory authorities
       and all other documents and to do all such
       acts, deeds, matters and things as the Board
       may, in its absolute discretion, deem necessary
       or desirable and to settle any questions, difficulties
       or doubts that may arise in regard to the offering,
       issue/offer, allotment and utilization of the
       issue/offer proceeds, including for the purpose
       of complying with all the formalities as may
       be required in connection with and incidental
       to the aforesaid offering of securities, including
       for the post issue/offer formalities; the Board
       do open 1 or more bank accounts in the name
       of the Company in Indian currency or Foreign
       currency(ies) with bank or banks in India and/or
       such foreign countries as may be required in
       connection with the aforesaid issue/offer,
       subject to requisite approvals from Reserve
       Bank of India and other overseas regulatory
       authorities, if any; to the extent permitted
       as per the existing provisions of law in this
       regard, Equity Shares to be allotted, if any,
       as an outcome of the issue/offer of the securities
       mentioned above, shall rank pari-passu in all
       respects with the then existing Equity Shares
       of the Company; and to delegate all or any
       of the powers herein conferred to Management
       Committee of the Board and / or to the Chairman
       and Managing Director of the Company

S.9    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       163 of the Companies Act, 1956, consent of
       the Company, to keep the Register and Index
       of Members of the Company, returns and copies
       of certificates and documents at the office
       of the third party Registrar and Share Transfer
       Agents as approved by the Board from time to
       time

--------------------------------------------------------------------------------------------------------------------------
 ROSSI RESIDENCIAL S A                                                                       Agenda Number:  702318925
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8172J106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BRRSIDACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to increase the share capital, without            Mgmt          For                            For
       the issuance of shares,        through the
       capitalization of capital reserves in the amount
       of BRL           548,115,162.76, consisting
       of I BRL 27.45 inflation adjustment of capital,
       and II BRL 548,115,135.31 premium on the
       issuance of shares

2      Approve to revise Article 6 and update the quantity       Mgmt          For                            For
       of shares within the      authorized

3      Approve to exclude paragraph 3 from Article               Mgmt          For                            For
       19 due to the provision of        Article 150
       of Law Number 640476

4      Approve to insert Line xx in Article 21 to broaden        Mgmt          For                            For
       the authority of the Board of Directors, making
       it possible for it to institute consultative
       Bodies      Committees for the performance
       of its functions

5      Amend Articles 22 and 23 to establish a specific          Mgmt          For                            For
       designation for the Members  of the Executive
       Committee

6      Amend the main part of Article 29 to provide              Mgmt          For                            For
       for the possibility of, at       least, three
       and, at most, five members of the Finance Committee,
       in the      manner provided for in Article
       161 1 of Law Number 640476

7      Adopt the name provided in Article 13 VIII,               Mgmt          For                            For
       to BM E Fbovespa S.A. Bolsa De    Valores,
       Mercadorias E Futuros

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 ROSSI RESIDENCIAL S A                                                                       Agenda Number:  702371080
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8172J106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  BRRSIDACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       to examine, discuss and approve the Company's
       consolidated financial statements for the FYE
       DEC 31 2009

2      Approve to decide concerning the allocation               Mgmt          For                            For
       of the net profits from the fiscal year and
       distribution of dividends in the total amount
       of BRL 51,800,000.00 equivalent to BRL 0.195603
       per common share

3      Authorize the payment of profit sharing to the            Mgmt          For                            For
       administrators of the Company for the 2009
       FY

4      Election of members of the Board of Directors             Mgmt          For                            For

5      Approve to set the Directors remuneration                 Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ROSSI RESIDENCIAL S A                                                                       Agenda Number:  702390319
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8172J106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-May-2010
        ISIN:  BRRSIDACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to decide regarding the approval of               Mgmt          For                            For
       the third public issuance of simple debentures,
       not convertible into shares, in a single series,
       of the type with a collateral guarantee from
       the Company

--------------------------------------------------------------------------------------------------------------------------
 SA SA INTERNATIONAL HOLDINGS LTD                                                            Agenda Number:  702030381
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7814S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Aug-2009
        ISIN:  KYG7814S1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2009

2.     Declare a final dividend and a special dividend           Mgmt          For                            For
       for the YE 31 MAR 2009

3.1.A  Re-elect Mrs. Lee Look Ngan Kwan, Christina               Mgmt          For                            For
       as a Non-Executive Director of the Company

3.1.B  Re-elect Ms. Tam Wai Chu, Maria as an Independent         Mgmt          For                            For
       Non-Executive Director of the Company

3.1.C  Re-elect Ms. Ki Man Fung, Leonie as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company

3.2    Authorize the Board of Directors [Board] to               Mgmt          For                            For
       fix the remuneration of the aforementioned
       Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

5.1    Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the capital of
       the Company and to make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares of the Company]
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to: i) a rights issue; ii) an
       issues of shares under any options granted
       under the share option schemes adopted by the
       Company; iii) an issue of shares upon the exercise
       of subscription rights attached to warrants
       which might be issued by the Company; iv) an
       issue of shares in lieu of the whole or part
       of a dividend pursuant to any scrip dividend
       scheme or similar arrangement in accordance
       with the Articles of Association of the Company;
       and v) any adjustment, after the date of grant
       or issue of any options, rights to subscribe
       or other securities referred to in (ii) and
       (iii) above, in the price at which shares in
       the Company shall be subscribed and/or in the
       number of shares in the Company which shall
       be subscribed, on exercise of relevant rights
       under such options, warrants or other securities,
       such adjustment being made in accordance with
       or as contemplated by the terms of such options,
       rights to subscribe or other securities; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Memorandum and the Articles of Association
       of the Company or any applicable laws of the
       Cayman Islands to be held]

5.2    Authorize the Directors to purchase issued shares         Mgmt          For                            For
       in the capital of the Company during the relevant
       period, on The Stock Exchange of the Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and/or requirements
       of the Listing Rules or any other stock exchange
       from time to time, at such price as the Directors
       may determine, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is required by the Memorandum
       and the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       to be held]

5.3    Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolutions 5.1 and 5.2, to add the
       aggregate nominal amount of the shares in the
       capital of the Company which are purchased
       by the Company pursuant to and in accordance
       with the said Resolution 5.2 to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with the Resolution
       5.1

S.6.1  Amend the Memorandum of Association of the Company        Mgmt          For                            For
       as specified and amend the Articles 2, 6[a],
       15[c], 28, 44, 73[a], 73[c], 80, 81, 82, 83,
       84, 85[a], 88, 90, 92, 94, 96[b], 99, 119,
       142, 167[a], 168, 169 of the Articles of Association
       of the Company as specified

S.6.2  Approve and adopt, subject to the passing of              Mgmt          For                            For
       Special Resolutions 6.1 and 6.2, the Memorandum
       and Articles of Association of the Company
       as specified, as the amended and restated Memorandum
       and Articles of association of the Company
       in substitution for the existing Memorandum
       and Articles of Association of the Company

--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG CARD CO LTD                                                                         Agenda Number:  702267952
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7T70U105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2010
        ISIN:  KR7029780004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the 27th balance sheet, income statement          Mgmt          For                            For
       and the disposition of       retained earning

2      Election of Usub No as a Director                         Mgmt          For                            For

3      Election of Usub No as an Audit Committee Member          Mgmt          For                            For

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRS LTD                                                                         Agenda Number:  702252747
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y74718100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2010
        ISIN:  KR7005930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2.1    Election of Lee, Inho as an outside Director              Mgmt          For                            For

2.2    Election of Lee, Inho as an Audit Committee               Mgmt          For                            For
       Member

3      Approve the remuneration for Director                     Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG TECHWIN CO LTD, SEOUL                                                               Agenda Number:  702252812
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7470L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2010
        ISIN:  KR7012450003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement, expected cash            Mgmt          For                            For
       dividend: KRW 700 per 1        ordinary share

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of the Directors                                 Mgmt          For                            For

4      Election of an Audit Committee Member                     Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC, MOSCOW                                    Agenda Number:  702430214
--------------------------------------------------------------------------------------------------------------------------
    Security:  X76318108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2010
        ISIN:  RU0009029540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 684542 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the annual report as of FY 2009                   Mgmt          For                            For

2      Approve the annual financial statement of the             Mgmt          For                            For
       Company based on the results of the reporting
       2009 FY

3      Approve the distribution of profit and losses,            Mgmt          For                            For
       dividend payments as of 2009 FY at RUB 0.08
       per ordinary share and RUB 0.45 per preferred
       share

4      Approve the Auditor                                       Mgmt          For                            For

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

5.1    Election of Ignat'ev Sergey Mikhailovich as               Mgmt          For                            For
       a Board of Director

5.2    Election of Ulukaev Alexey Valentinovich as               Mgmt          For                            For
       a Board of Director

5.3    Election of Luntovsky Georgy Ivanovich as a               Mgmt          For                            For
       Board of Director

5.4    Election of Tkachenko Valery Victorovich as               Mgmt          For                            For
       a Board of Director

5.5    Election of Ivanova Nadezhda Ur'evna as a Board           Mgmt          For                            For
       of Director

5.6    Election of Shvetsov Sergey Anatol'evich as               Mgmt          For                            For
       a Board of Director

5.7    Election of Shor Konstantin Borisovich as a               Mgmt          For                            For
       Board of Director

5.8    Election of Dvorkovich Arcadiy Vladimirovich              Mgmt          For                            For
       as a Board of Director

5.9    Election of Kudrin Alexey Leonidovich as a Board          Mgmt          For                            For
       of Director

5.10   Election of Nabiullina Elvira Sahipzadovna as             Mgmt          For                            For
       a Board of Director

5.11   Election of Belousov Andrey Removich as a Board           Mgmt          For                            For
       of Director

5.12   Election of Savatugin Alexey L'vovich as a Board          Mgmt          For                            For
       of Director

5.13   Election of Guriev Sergey Maratovich as a Board           Mgmt          For                            For
       of Director

5.14   Election of Gupta Radzhat Kumar as a Board of             Mgmt          For                            For
       Director

5.15   Election of Kelimbetov Kairat Nematovich as               Mgmt          For                            For
       a Board of Director

5.16   Election of Mau Vladimir Alexandrovich as a               Mgmt          For                            For
       Board of Director

5.17   Election of Gref German Oskarovich as a Board             Mgmt          For                            For
       of Director

5.18   Election of Zlatkis Bella Il'inichna as a Board           Mgmt          For                            For
       of Director

6.1    Election of Volkov Vladimir Mikhailovich as               Mgmt          For                            For
       a Member to the Auditing Committee

6.2    Election of Zinina Ludmila Anatol'evna as a               Mgmt          For                            For
       Member to the Auditing Committee

6.3    Election of Polyakova Olga Vasil'evna as a Member         Mgmt          For                            For
       to the Auditing Committee

6.4    Election of Tkachenko Valentina Ivanovna as               Mgmt          For                            For
       a Member to the Auditing Committee

6.5    Election of Polonskya Nataliya Ivanovna as a              Mgmt          For                            For
       Member to the Auditing Committee

6.6    Election of Dolzhnikov Maxim Leonidovich as               Mgmt          For                            For
       a Member to the Auditing Committee

6.7    Election of Isahanova Uliya Ur'evna as a Member           Mgmt          For                            For
       to the Auditing Committee

7      Approve the remuneration and compensation to              Mgmt          For                            For
       be paid to the Members of the Supervisory Board

8      Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

9      Approve the new edition of the provision on               Mgmt          For                            For
       the Executive Board of the Company

--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702042285
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7758E119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jul-2009
        ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2009 and the profit
       and loss account for the YE on that date together
       with the reports of Directors and the Auditors
       thereon

2.     Declare a final dividend on Equity Shares for             Mgmt          For                            For
       the FYE 31 MAR 2009

3.     Re-appoint Mr. Adit Jain as a Director, who               Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. M. M. Chitale as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. S. Venkatakrishnan as a Director,          Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. S.R. Batliboi and Company Chartered          Mgmt          For                            For
       Accountants, Mumbai and M/s. G.D. Apte and
       Company Chartered Accountants, Mumbai, jointly
       as the Auditors of the Company to hold such
       office from the conclusion of this meeting,
       until the conclusion of the next AGM, on such
       remuneration plus out of pocket expenses, if
       any, as may be mutually agreed upon between
       the Board of Directors of the Company and the
       said Auditors

7.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to appoint and fix the remuneration of any
       person/(s) qualified for appointment as the
       Auditor of the Company under Section 226 of
       the Companies Act, 1956, for auditing the accounts
       of the branch offices of the Company for the
       year 2009-10, in consultation with the Auditors
       of the Company

8.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in supersession of the resolution passed at
       the 29 AGM of the Company held on 31 JUL 2008
       and pursuant to Section 293(1)(d) and other
       applicable provisions, if any, of the Companies
       Act, 1956, to borrow for the purpose of the
       business of the Company from time to time on
       such terms and conditions as the Board of Directors
       may deem fit, notwithstanding that the monies
       to be borrowed together with the monies already
       borrowed by the Company [apart from temporary
       loans obtained and/or to be obtained from the
       Company's bankers in the ordinary course of
       business] will or may exceed the aggregate
       of the paid up Capital of the Company and its
       free reserves that is to say, Reserves not
       set apart for any specific purpose, so that
       the total amounts up to which the monies may
       be borrowed by the Board of Directors shall
       not at any time exceed INR 30,000 Crores

9.     Approve that, in supersession of the resolution           Mgmt          For                            For
       passed at the 29 AGM of the Company held on
       31 JUL 2008, and pursuant to Section 293(1)(a)
       and other applicable provisions, if any, of
       the Companies Act, 1956, consent of the Company
       be and is hereby accorded to the Board of Directors
       of the Company for mortgaging and/or charging
       in such form and manner and on such terms and
       at such time(s) as the Board of Directors may
       deem fit, the movable and/or immovable properties
       of the Company, wherever situate, present and
       future, whether presently belonging to the
       Company or not, in favour of any person including,
       but not limited to, financial/investment institution(s),
       bank(s), insurance Company(ies), mutual fund(s),
       corporate body(ies), trustee(s) to secure the
       debentures, loans, hire purchase and/or lease
       portfolio management transaction(s) for finance
       and other credit facilities up to a sum not
       exceeding INR 40,000 Crores; and authorize
       the Board of Directors or such Committee or
       person/(s) as authorised by the Board to finalize
       the form, extent and manner of, and the documents
       and deeds, as may be applicable, for creating
       the appropriate mortgages and/or charges on
       such of the immovable and/or, movable properties
       of the Company on such terms and conditions
       as may be decided by the Board of Directors
       in consultation with the lenders and for reserving
       the aforesaid right and for performing all
       such acts and things as may be necessary for
       giving effect to this resolution

S.10   Amend, pursuant to Section 31 and all other               Mgmt          For                            For
       applicable provisions of the Companies Act,
       1956, [including any statutory modifications
       or re-enactment thereof for the time being
       in force] [hereinafter referred to as the Act],
       and provisions of all other applicable laws
       and regulations applicable there under, provisions
       in the Memorandum of Association and Articles
       of Association of the Company and in accordance
       with the Listing Agreement entered into by
       the Company with the Stock Exchanges where
       the equity shares of the Company are listed,
       and such other approvals, consents, permissions,
       sanctions as may be necessary, the existing
       Article 36 of the Articles of Association of
       the Company relating to affixation of the Common
       Seal be substituted as under: the seal, shall
       not be affixed to any instrument except by
       authority of a resolution of the Board of Directors
       or a Committee thereof and unless the Board
       of Directors or its Committee as the case may
       be, otherwise determines, every deed or other
       instrument to which the seal is required to
       be affixed shall, unless the same is executed
       by a duly constituted attorney for the Company
       or a person so authorized by the Board or Committee,
       be signed by one Director at least in whose
       presence the seal shall have been affixed and
       countersigned by such other person as may from
       time to time be authorized by the Board of
       Directors or Committee as the case may be,
       provided nevertheless that any instrument bearing
       the seal of the Company and issued by valuable
       consideration shall be binding on the Company
       notwithstanding any irregularities touching
       the authority to issue the same the provisions
       of this Article shall not apply to affixing
       of the common seal on share certificates

--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702152656
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7758E119                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  09-Dec-2009
        ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of Section 81[1A] and all other
       provisions applicable, if any, of the Companies
       Act 1956 ['the Act'] including any statutory
       modifications or re-enactments thereof for
       the time being in force, the provisions of
       the Memorandum and Articles of Association
       of the Company, Securities and Exchange Board
       of India [Issue of Capital and Disclosure Requirements]
       Regulations, 2009 [SEBIICDR Regulations'],
       the provisions of the listing Agreement entered
       into by the Company with the Stock Exchanges,
       where the shares of the Company are listed,
       the provisions of Foreign Exchange Management
       Act, 1999 and rules and regulations framed
       there under, and subject to the applicable
       statutes, guidelines, regulations, approvals,
       consents, permissions or sanctions of the Central
       Government, the Reserve Bank of India, Securities
       and Exchange Board of India, Stock Exchanges
       and any other appropriate and/or concerned
       authorities, institutions or bodies [the 'Approvals'];
       and such conditions or modifications as may
       be prescribed by any of them while granting
       any such approvals, which may be agreed to,
       in its sole discretion, by the Board of Directors
       of the Company [hereinafter called 'the Board'
       which term shall be deemed to include any Committee
       which the Board may have constituted or hereinafter
       constitute from lime to time to exercise its
       powers including the power conferred by this
       resolution]; to create, offer, issue and allot
       on such occasion or occasions, in 1 or more
       tranches, as may be determined by the Board
       in the course of domestic and/or international
       offering[s], to domestic and/or foreign institutions,
       non-resident Indians, Indian Public Companies,
       corporate bodies, trusts, mutual funds, venture
       capital funds, foreign venture capital investors,
       banks [including Co-Operative Banks and Regional
       Rural Banks], Insurance Companies, provident
       funds, pension funds, superannuation funds,
       national investment fund, stabilizing agents,
       anchor investors, Qualified Institutional Buyers
       as defined under Clause 2.[1][zd] of SEBI ICDR
       Regulations by way of Qualified Institutions
       Placement[s] under Chapter VIII 01 the SEBI
       ICDR Regulations, individuals or otherwise,
       whether shareholders of the Company or not
       and/or through a public issue, rights issue,
       composite issue, and/or on a private placement
       basis, Indian Depository Receipts [IDRs] under
       Chapter X of the SEBIICDR Regulations, equity
       shares, preference shares convertible into
       equity shares [or otherwise] or any other instruments/securities including warrants representing either equity
       shares and for convertible/exchangeable securities
       linked to equity shares Including but not limited
       to Global Depository Receipts [GDRs] and/or
       American Depository Receipts [ADRs] [hereinafter
       referred to as "Securities"] through 1 or more
       Prospectus, and/or letter of offer or Shelf
       Information Memorandum for issue and allotment
       of Securities not exceeding an amount of INR
       1000 Crores, including premium, it any, in
       aggregate [including green shoe option, if
       any]; in the case of the issue of the Securities
       by way of Qualified Institutions Placement.
       the allotment of Securities shall only be made
       to "Qualified Institutional Buyers'" within
       the meaning of Clause 2.[1][zd] of the SEBI
       ICDR Regulations and at such a price to be
       determined with respect to the Relevant Date
       so that the price paid by each investor shall
       not be less than the price arrived in accordance
       with the provisions of Chapter VIII of the
       SEBI ICDR Regulations; in the case of the issue
       of the Securities by way of Qualified Institutions
       Placement, the "Relevant Date" shall mean;
       [i] in case of allotment of equity shares,
       the date of the meeting in which the Board
       decides to open the proposed issue; [ii] in
       case of allotment of eligible convertible securities,
       either the date of the meeting in which the
       Board decides to open the issue of such convertible
       securities or the date on which the holders
       of such convertible securities become entitled
       to apply for the equity shares as may be decided
       by the Board in its absolute discretion; or
       such date or at such price as may be prescribed
       and made applicable under the provisions of
       SEBI ICDR Regulations as amended and in force
       at the relevant point in time; without prejudice
       to the generality of the above, the aforesaid
       issue of Securities may have all of any terms
       or conditions or combination/s of terms or
       conditions in accordance with prevalent market
       practices or as the Board may in its absolute
       discretion deem fit, including but not limited
       to terms and conditions, relating to payment
       of dividend, premium on redemption at the option
       of the Company and/or holders of any Securities,
       or variation of the price or period of conversion
       of Securities into equity shares or issue of
       equity shares during the period of the Securities
       or terms pertaining to voting rights or option[s],
       for early redemption of Securities; for the
       purpose of giving effect to the foregoing and
       without being required to seek any further
       consent or approval of the members or otherwise
       to the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authority of this resolution, and to
       dispose of, from time to time, such of the
       Securities as are not subscribed, in such manner,
       as the Board may deem fit in its absolute discretion;
       to decide on the terms of the issue of Securities,
       including the form, liming, issue price, number
       of equity shares resulting from conversion,
       allottees under the issue; to enter into and
       execute all such agreements/arrangements as
       the case may be with any lead managers, underwriters,
       stabilizing agents, anchor investors, bankers,
       escrow bankers, financial institutions, solicitors,
       advisors, guarantors, depositories, custodians
       and other intermediaries [the 'Agencies'] in
       relation to the Issue of Securities and to
       remunerate any of the Agencies for their services
       in any manner including payment of commission,
       brokerage, fee or the like, to enter into or
       execute all such agreements/ arrangements/
       Memoranda of Understanding/documents with any
       authorities/ agencies, listing of the shares
       / securities [including the resultant equity
       shares to be issued as per the terms of the
       issue of the said Securities] on any Indian
       or Overseas Exchange [s] as the Board may in
       its absolute discretion deem fit; to settle
       any questions, difficulties or doubts that
       may arise in regard to the offer, issue and
       allotment of the Securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit, to do all such acts, deeds,
       matters and things as the Board may in its
       absolute discretion deem necessary or desirable
       for such purpose, including without limitation
       the drafting, finalization, entering into and
       execution of any arrangements or agreements
       or documents; to delegate from time to time,
       all of any of the powers conferred herein upon
       the Board to any Committee of the Board or
       the Managing Director or any other Director
       or any other Officer or Officers of the Company;
       to list the Securities on any Indian Of Overseas
       Exchange [s] as the Board may in its absolute
       discretion deem fit

--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702470446
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7758E119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2010
        ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited balance sheet of the Company          Mgmt          For                            For
       as at 31 MAR 2010 and the    profit and loss
       account for the YE on that date together with
       the reports of  the Directors and the Auditors
       thereon

2      Declare a dividend on equity shares for the               Mgmt          For                            For
       FYE 31 MAR 2010

3      Re-appoint Mr. S.M. Bafna as a Director, who              Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. M. S. Verma as a Director, who             Mgmt          For                            For
       retires by rotation

5      Appointment of M/s. S. R. Batliboi & Company,             Mgmt          For                            For
       Chartered Accountants, Mumbai   and M/s. G.
       D. Apte & Company, Chartered Accountants, Mumbai,
       jointly as the  Auditors of the Company to
       hold such office from the conclusion of this
       meeting, until the conclusion of the
       next AGM, on such remuneration plus out  of
       pocket expenses, if any, as may be mutually
       agreed upon between the Board  of Directors
       of the Company and the said Auditors

6      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Abstain                        Against
       PROPOSAL: appointment of    Mr. S. Lakshminarayanan
       as a Director of the Company liable to retire
       by      rotation

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Abstain                        Against
       PROPOSAL: appointment of    Mr. R. Sridhar
       as the Managing Director of the Company, in
       accordance with    the provisions of Sections
       269, 309, Schedule XIII and other applicable
       provisions, if any, of the Companies
       Act, 1956, with effect from 15 SEP 2010  for
       a period of 5 years and shall perform such
       duties and exercise such       powers as may
       from time to time be lawfully entrusted to
       and conferred upon   him by the Board and he
       may be paid a remuneration by way of salary
       and other perquisites in accordance with Schedule
       XIII of the Companies Act, 1956 as    specified

S.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Abstain                        Against
       PROPOSAL: authorize the     Board, subject
       to the provisions of the Companies Act, 1956;
       including any    statutory modifications or
       re-enactment thereof, the Securities Contract
       Regulations  Act, 1956 and the Rules framed
       there under, Listing Agreement,   SEBI  Delisting
       of Securities  Guidelines, 2003 and other applicable
       laws,    rules and regulations and guidelines
       and subject to such other approvals,     permissions,
       sanctions etc. as may be necessary and subject
       to such           conditions as may be prescribed
       by any authority while granting such
       approvals, permissions, sanctions etc. which
       may be agreed upon by the Board  of Directors
       hereinafter referred to as the Board which
       expression shall be  deemed to include any
       Committee of the Board for the time being,
       exercising   the powers conferred by the Board
       CONTD.

CONT   CONTD. to voluntarily delist the equity shares            Non-Voting
       of the Company from Madras     Stock Exchange
       Limited, where the equity shares of the Company
       are currently  listed, at such time as may
       be deemed fit by the Board; that the equity
       shares of the Company shall continue
       to be listed on the stock exchange       having
       nation wide trading terminals viz the Bombay
       Stock Exchange Limited    and National Stock
       Exchange of India Limited and therefore as
       per the said    guidelines issued by the Securities
       and Exchange Board of India, CONTD.

CONT   CONTD. no exit opportunity need to be given               Non-Voting
       to the shareholders of the        Company;
       authorize the Board of Directors to settle
       all questions,            difficulties or doubts
       as may arise, with regard to voluntary delisting
       of    shares, as it may in its absolute discretion
       deem fit; authorize any one of   the Directors
       to take all necessary steps in this regard
       in order to comply   with all the legal and
       procedural formalities and to do all such acts,
       deeds, matters and things as he may in its
       absolute discretion deem necessary and    expedient
       to give effect to the above said resolution

--------------------------------------------------------------------------------------------------------------------------
 SIMPLO TECHNOLOGY CO LTD                                                                    Agenda Number:  702449201
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7987E104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  TW0006121007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting

A.2    Receive the 2009 audited reports                          Non-Voting

A.3    Receive the report on the revision to the rules           Non-Voting
       of the Board meetings

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       cash dividend: TWD 5 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 100 for 1,000 shares held

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.6    Amend the procedures of monetary loans                    Mgmt          For                            For

B.7    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          For                            Against

--------------------------------------------------------------------------------------------------------------------------
 SINPAS GAYRIMENKUL YATIRIM ORTAKLIGIAS                                                      Agenda Number:  702425047
--------------------------------------------------------------------------------------------------------------------------
    Security:  M84670104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  31-May-2010
        ISIN:  TRESNGY00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening, forming the  presidency and authorizing          Mgmt          For                            For
       the Board members to sign   the minutes of
       meeting

2      Approve the examination and  discussion of the            Mgmt          For                            For
       reports  of Board members,     Auditors  and
       Independent Audit  Firm

3      Approve the discussion of donations                       Mgmt          For                            For

4      Approve the examination and discussion of  balance        Mgmt          For                            For
       sheet and profit-loss      accounts, take a
       decision for  loss of a year 2009

5      Approve the discussion on release of Board                Mgmt          For                            For
       members and Auditors

6      Approve the decision taking for capital increase          Mgmt          For                            For
       from TRY 400.000.000 to TRY  500.000.000

7      Amend the Article 8 of the Articles  of Association       Mgmt          For                            For

8      Authorize the Board Members  to repurchase                Mgmt          For                            For

9      Election of Auditors and  determination on the            Mgmt          For                            For
       term of  office

10     Approve the determination on attendance fees              Mgmt          For                            For
       of Board Members and wages of   Auditor

11     Approve to determine the salaries                         Mgmt          For                            For

12     Authorize the Board Members according to the              Mgmt          For                            For
       Articles 334 and 335 of the      Turkish Commercial
       Code

13     Approve the Independent Audit  Firm                       Mgmt          For                            For

14     Wishes and hopes                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 SJM HOLDINGS LTD                                                                            Agenda Number:  702401807
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8076V106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2010
        ISIN:  HK0880043028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427860.pdf

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Auditors of the Company and its subsidiaries
       for the YE 31  DEC 2009

2      Declare the final dividend of HK 9 cents per              Mgmt          For                            For
       share for the YE 31 DEC 2009 to  the shareholders
       of the Company

3.1    Re-elect Mr.Ng Chi Sing as an Executive Director          Mgmt          For                            For

3.2    Re-elect Mr. Shum Hong Kuen, David as an Executive        Mgmt          For                            For
       Director

3.3    Re-elect Mr. Chau Tak Hay as an Independent               Mgmt          For                            For
       Non-Executive Director

3.4    Re-elect Mr. Lan Hong Tsung, David as an Independent      Mgmt          For                            For
       Non-Executive Director

4      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration for   each of the Directors
       of the Company

5      Re-appoint Messrs. Deloitte Touche Tohmatsu,              Mgmt          For                            For
       Certified Public Accountants,    and H.C. Watt
       & Company Limited as the joint Auditors of
       the Company and      authorize the Board of
       Directors of the Company to fix their remuneration

6      Authorize the Directors of the Company to purchase        Mgmt          For                            For
       the shares of the Company  in the manner as
       described in the circular of the Company dated
       27 APR 2010

--------------------------------------------------------------------------------------------------------------------------
 SOHO CHINA LTD                                                                              Agenda Number:  702369908
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82600100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-May-2010
        ISIN:  KYG826001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN20100409737.pdf

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the        Company and the reports
       of the Directors and Auditors for the YE 31
       DEC 2009

2      Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2009

3      Re-elect Mr. Pan Shiyi as a Director of the               Mgmt          For                            For
       Company

4      Re-elect Ms. Yan Yan as a Director of the Company         Mgmt          For                            For

5      Re-elect Dr. Ramin Khadem as a Director of the            Mgmt          For                            For
       Company

6      Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

7      Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix   their remuneration

8.A    Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares not   exceeding
       20% of the issued share capital of the Company

8.B    Authorize the Directors to repurchase shares              Mgmt          For                            For
       not exceeding 10% of the issued  share capital
       of the Company

8.C    Approve to extend the authority given to the              Mgmt          For                            For
       Directors pursuant to Ordinary   Resolution
       8(A) to issue shares by adding to the issued
       share capital of the  Company the number of
       shares repurchased under Ordinary Resolution
       8(B)

--------------------------------------------------------------------------------------------------------------------------
 SPAR GROUP LTD, PINETOWN                                                                    Agenda Number:  702053618
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8050H104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  12-Aug-2009
        ISIN:  ZAE000058517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Section 75(1) of the Act,            Mgmt          For                            For
       as amended and Article 3 of the Articles of
       Association of the Company, to increase the
       authorized share capital of the Company from
       ZAR 150,000 divided into 250,000,000 ordinary
       par value shares of 0.06 cents each to ZAR
       168,000, divided into 250,000,000 ordinary
       par value shares of 0.06 cents each, and by
       the creation of 30,000,000 redeemable, convertible,
       preference shares with a par value of 0.06
       cents each and that the Memorandum of Association
       of the Company be altered accordingly

S.2    Amend the Company's Articles of Association               Mgmt          For                            For
       by the inclusion of Annex IV as Article 31A
       and shall be headed "Terms and Conditions attaching
       to the redeemable, convertible, preference
       shares"

S.3    Approve to convert, subject to the implementation         Mgmt          For                            For
       of the Scheme and fulfillment of the vesting
       terms and conditions contained in the Trust
       Deeds, the Scheme Shares, into ordinary par
       value shares of 0.06 cents each and amend the
       Memorandum and Articles of Association to reflect
       the cancellation of such Scheme Shares, as
       and when required

S.4    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a specific authority contemplated
       in Sections 85 to 89 of the Act to facilitate
       the acquisition by the Company or a subsidiary
       of the Company, of the converted ordinary shares
       of the Company, upon the terms and conditions
       of the Option Agreements, and in such amounts
       as the Directors may from time to time determine
       [the Specific Repurchase], but subject to the
       Articles of Association of the Company, the
       approval and implementation of the Scheme,
       the provisions of the Act and the JSE Listings
       Requirements, where applicable, and provided
       that: this specific authority shall be valid
       until such time as the approval is amended
       or revoked by a Special Resolution, the shares
       will be acquired from the Trusts at the exit
       market price on the vesting date; the Company
       is in a position to repay its debt in the ordinary
       course of business for the 12 months after
       the date of the specific repurchase(s); the
       assets of the Company, being fairly valued
       in accordance with the accounting policies
       used in the latest consolidated audited annual
       financial statements, are in excess of the
       consolidated liabilities of the Company for
       the 12 months after [date of the specific repurchase(s);
       the ordinary capital and reserves of the Company
       are adequate for the 12 months after the date
       of the specific repurchase(s); the available
       working capital is adequate to continue the
       operations of the Company for the 12 months
       after the date of the specific repurchase(s);
       prior to the Company or its subsidiary exercising
       its right in terms of the Option Agreements
       to repurchase the converted ordinary shares,
       the Company shall publish confirmation that
       the relevant calculations have been done and
       that the Company is in a position to repay
       its debts in the ordinary course, the assets
       are in excess of the consolidated liabilities,
       the ordinary capital and reserves and the available
       working capital, are adequate for the 12 months
       after the date of the specific repurchase(s);
       upon entering the market to proceed with the
       specific repurchase(s), the Company's sponsor
       will confirm the adequacy of the Company's
       working capital for the purposes of undertaking
       a specific repurchase of shares, in writing
       to the JSE; after the specific repurchase the
       Company will continue to comply with the JSE
       Listings Requirements concerning shareholder
       spread requirements; and the Company or its
       subsidiaries will not repurchase securities
       during a prohibited period as defined in the
       JSE Listings Requirements unless they have
       in place a repurchase programme where the dates
       and quantities of securities to be traded during
       the relevant period are fixed [not subject
       to any variation] and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period

O.1    Approve the proposed Trust Deeds, the Option              Mgmt          For                            For
       Agreements between the Company and the Trusts,
       the Subscription Agreements between the Company
       and the Trusts, together the Scheme

O.2    Authorize the Directors, subject to the approval          Mgmt          For                            For
       and implementation of the Scheme, to issue
       and allot the 18,911,349 Scheme Shares as proposed

O.3    Authorize any Director of the Company or the              Mgmt          For                            For
       Company Secretary, to sign all such documentation
       and to do all such things as may be necessary
       for the implementation of Resolutions S.1,
       S.2, S.3 and S.4 and any 2 Directors acting
       together, to sign the documents as specified
       in Resolution O.1, on behalf of the Company

--------------------------------------------------------------------------------------------------------------------------
 SPAR GROUP LTD, PINETOWN                                                                    Agenda Number:  702173751
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8050H104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Feb-2010
        ISIN:  ZAE000058517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the 2009 annual financial statements                Mgmt          For                            For

2.     Re-appoint Mr. M.J. Hankinson as a Director               Mgmt          For                            For

3.     Re-appoint Mr. R.J. Hutchinson as a Director              Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte & Touche as Auditors          Mgmt          For                            For
       of the Company and to appoint Mr. Brain as
       the Designated Auditor to hold the office until
       the next AGM

5.     Approve the remuneration payable to the Directors         Mgmt          For                            For

1.S.1  Approve the acquisition by the Company of shares          Mgmt          For                            For
       in the Company

2.O.1  Approve to place the ordinary shares under the            Mgmt          For                            For
       control of the Directors

3.O.2  Amend the Spar Group Limited Employee Share               Mgmt          For                            For
       Trust 2004

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 STANDARD BK GROUP LTD                                                                       Agenda Number:  702389936
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2010
        ISIN:  ZAE000109815
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Annual Financial Statements for               Mgmt          For                            For
       the YE 31 DEC 2009, including the reports of
       the Directors and Auditors

2.1    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Chairman of Standard
       Bank Group as ZAR 3,750,000 per annum

2.2    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010: Director of Standard Bank
       Group ZAR 161,000 per annum

2.3    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    International Director
       of Standard Bank Group GBP 34,650 per annum

2.4    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Credit Committee
       Member ZAR 16,500 per meeting

2.5    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Directors Affairs Committee
       Chairman ZAR 114,500 per annum Member ZAR 57,000
       per annum

2.6    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Risk and the Capital
       Management Committee Chairman ZAR 455,000 per
       annum Member ZAR 182,000 per annum

2.7    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Remuneration Committee
       Chairman ZAR 228,000 per annum Member ZAR 98,000
       per annum

2.8    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Transformation
       Committee Chairman ZAR 145,000 per annum Member
       ZAR      72,000 per annum

2.9    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Audit Committee
       Chairman ZAR 455,000 per annum Member ZAR 182,000
       per   annum

2.10   Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010: Ad hoc meeting attendance
       ZAR 15,250 per meeting

3      Approve the payment by The Standard Bank of               Mgmt          For                            For
       South Africa Limited of an ex     gratia award
       of ZAR 7,500,000 to Derek Edward Cooper; Group
       transformation Committee - Chairman - ZAR 145,000
       per annum, Member - ZAR 72,000 per annum

4.1    Re-elect Richard Dunne as a Director                      Mgmt          For                            For

4.2    Re-elect Thulani Gcabashe as a Director, who              Mgmt          For                            For
       retires in accordance with the provisions of
       the Company's Articles of Association

4.3    Re-elect Saki MaCozoma as a Director, who retires         Mgmt          For                            For
       in accordance with the provisions of the Company's
       Articles of Association

4.4    Re-elect Rick MeNell as a Director, who retires           Mgmt          For                            For
       in accordance with the provisions of the Company's
       Articles of Association

4.5    Re-elect Myles Ruck as a Director, who retires            Mgmt          For                            For
       in accordance with the provisions of the Company's
       Articles of Association

4.6    Re-elect Fred Phaswana as a Director                      Mgmt          For                            For

4.7    Re-elect Lord Smith of Kelvin KT as a Director,           Mgmt          For                            For
       who retires in accordance with the provisions
       of the Company's Articles of Association

5.1    Approve the ordinary shares required for the              Mgmt          For                            For
       purpose of carrying out the      terms of the
       Standard Bank Equity Growth Scheme (the Equity
       Growth Scheme),   other than those which have
       specifically been appropriated for the Equity
       Growth Scheme in terms of ordinary resolutions
       duly passed at previous AGM of the Company,
       be and are hereby specifically placed under
       the control of the   Directors, who be and
       are hereby authorized to allot and issue those
       shares   in terms of the Equity Growth Scheme

5.2    Approve the ordinary shares required for the              Mgmt          For                            For
       purpose of carrying out the      terms of the
       Standard Bank Group Share Incentive Scheme
       (the Scheme), other   than those which have
       specifically been appropriated for the Scheme
       in terms  of resolutions duly passed at previous
       AGM of the Company, be and are hereby  specifically
       placed under the control of the Directors,
       who be and are hereby authorized to allot and
       issue those shares in terms of the Scheme

5.3    Approve the unissued ordinary shares in the               Mgmt          For                            For
       authorized share capital of the   Company (other
       than those specifically identified in ordinary
       resolutions     number 5.1 and 5.2) be and
       are hereby placed under control of the Directors
       of the Company who are authorized to allot
       and issue the ordinary shares at   their discretion
       until the next AGM of the Company, subject
       to the provisions of the Companies Act, 61
       of 1973, as amended, the Banks Act, 94 of 1990,
       as   amended and the Listings Requirements
       of the JSE Limited and subject to the a number
       of ordinary shares able to be allotted and
       issued in terms of this     resolution being
       limited five percent (5%) of the number of
       ordinary shares   in issue at 31 DEC 2009

5.4    Approve the unissued non-redeemable non-cumulative,       Mgmt          For                            For
       non participating         preference shares
       (non-redeemable preference shares) in p authorized
       share    capital of the company be and are
       hereby placed under the control of the
       Directors of the Company who are authorized
       to allot and issue the            non-redeemable
       preference shares at their discretion until
       the next AGM of    the Company, subject to
       the provisions of the Companies Act. 61 of
       1973, as   amended and the Listing Requirements
       of the JSE Limited

5.5    Authorize the Directors of the Company, to make           Mgmt          For                            For
       payments to shareholders      interims of Section
       5.85(b) of the Listings Requirements of the
       ISE Limited   (the Listings Requirements),
       subject to the provisions of the Companies
       Act,  61 of 1973, as amended (the Companies
       Act), the Banks Act, 94 of 1990, as     amended
       and the Listings Requirements, including, amongst
       others, the         following requirements:
       (a) payments to shareholders in terms of this
       resolution shall be made in terms of
       section 90 of the Companies Act and be   made
       pro rata to all shareholders; (b) in any one
       FY payments to shareholders in terms of this
       resolution shall not exceed a maximum of 20%
       of the          Company's issued share capital,
       including reserves but excluding minority
       interests, and revaluations of assets and
       intangible assets that are not      supported
       CONTD.

CONT   CONTD. by a valuation by an independent professional      Non-Voting
       expert acceptable to the JSE Limited prepared
       within the last six months, measured as at
       the beginning of such FY and  Authority to
       make payments to shareholders shall be valid
       until the next AGM of the Company or for
       15 months from the date of this      resolution
       whichever period is the shorter

5.6    Approve, in terms of Schedule 14 of JSE Listings          Mgmt          For                            For
       Requirements and in          accordance with
       Section 222 of the Companies Act, Act 61 of
       1973, amended,    where applicable that the
       provisions of the Standard Bank Equity Growth
       Scheme are amended as specified

5.7    Approve, in terms of Schedule 14 of the JSE               Mgmt          For                            For
       Listings Requirements and in      accordance
       with Section 222 of the Companies Act, 61 of
       1973, as amended,     where applicable that
       the provisions of the Standard Bank Group Share
       Incentive Scheme are amended as specified

S.6.1  Approve to increase the share capital of the              Mgmt          For                            For
       Company, from ZAR 193,000,000    divided into
       1,750,000,000 ordinary shares of 10 cents each,
       8,000,000 6,5%   first cumulative preference
       shares of ZAR 1 each and 1,000,000
       non-redeemable, non-cumulative preference
       shares of 1 cent each to ZAR        218,000,000
       divided into 2,000,000,000 ordinary shares
       of 10 cents each,      8,000,000 6,5% first
       cumulative preference shares of ZAR 1 each
       and 1,000,000 non-redeemable, non-cumulative,
       non-participating preference shares of 1 cent
       each and that the Memorandum of Association
       of the Company be amended         accordingly

S.6.2  Approve, with effect from the date of this AGM,           Mgmt          For                            For
       as a general approval in      terms of Section
       85(2) of the Companies Act, 61 of 1973, as
       amended (the      Companies Act), the acquisition
       by the Company and, in terms of Section 89
       of the Companies Act, the acquisition by any
       subsidiary of the Company from time to time,
       of such number of ordinary shares issued by
       the Company and at such  price and on such
       other terms and conditions as the Directors
       may from time   to time determine, subject
       to the requirements of the Companies Act, Banks
       Act, 94 of 1990, as amended and the Listings
       Requirements of the JSE Limited  (the Listings
       Requirements), CONTD.

CONT   CONTD. which include, amongst others; any such            Non-Voting
       acquisition will be            implemented
       through the order book operated by the trading
       system of the JSE  Limited and done without
       any prior understanding or arrangement between
       the   Company and the counterparty  reported
       trades being prohibited ; the          acquisition
       must be authorized by the Company's Articles
       of Association; the  authority is limited to
       the purchase of the maximum of the 10% of the
       Company's issued ordinary share capital
       in the any one FY, CONTD.

CONT   CONTD. acquisition must not be the weighted               Non-Voting
       average of the market value for   the ordinary
       shares of the Company for the 5 business days
       immediately        preceding the date of acquisition;
       at any point in time, the Company may only
       appoint one agent to effect any repurchase(s)
       on the Company's behalf; the    company or
       its subsidiary may not repurchase securities
       during a prohibited   period, unless they have
       in place a repurchase programme where the dates
       and  quantities of securities to be traded
       during the relevant period are fixed    not
       subject to any variation  and full details
       of the programme have been     disclosed in
       an announcement over the SENS prior to the
       commencement of the   prohibited period; CONTD.

CONT   CONTD. that an announcement containing full               Non-Voting
       details of such acquisitions of   shares will
       be published as soon as the Company and/or
       its subsidiary(ies)    has/have acquired shares
       constitution, on a cumulative basis, 3% of
       the       number of shares in issue at the
       date of the general meetings at which this
       special resolution is considered and, if
       approved, passed, and for each 3% in aggregate
       of the initial number acquired thereafter;
       CONTD.

CONT   CONTD. and in the case of an acquisition by               Non-Voting
       a subsidiary of the Company, the  authority
       shall be valid only if: the subsidiary is authorized
       by its         Articles of Association; the
       shareholders of the subsidiary have passed
       a     special resolution authorizing the acquisition
       and the number of shares to be acquired, is
       not more that 10% in the aggregate of the number
       of issued       shares of the Company;  Authority
       shall be valid only until the next AGM of
       the Company or is months from the date on
       which this resolution is passed,    whichever
       is the earlier

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting
       OF TEXT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 SUPREMA INC, SEONGNAM                                                                       Agenda Number:  702252088
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y83073109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2010
        ISIN:  KR7094840006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 10th balance sheet, income statement,         Mgmt          For                            For
       and proposed disposition of retained earning

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation  addition of   business objective

3      Election of Bongseob Song as an Executive Director        Mgmt          For                            For

4      Election of Pyeongsoo Kim as a Non-Executive              Mgmt          For                            For
       Auditor

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 TECHTRONIC INDS LTD                                                                         Agenda Number:  702391703
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8563B159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  HK0669013440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL. THANK
       YOU

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426544.pdf

1      Receive the audited statement of accounts and             Mgmt          For                            For
       the reports of the Directors    and the Auditors
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend of HKD 4.50 cents per            Mgmt          For                            For
       share for the YE 31 DEC 2009

3.a    Re-elect Dr. Roy Chi Ping Chung JP as the Group           Mgmt          For                            For
       Executive Director

3.b    Re-elect Mr. Patrick Kin Wah Chan as the Group            Mgmt          For                            For
       Executive Director

3.c    Re-elect Mr. Vincent Ting Kau Cheung as the               Mgmt          For                            For
       Non-Executive Director

3.d    Re-elect Mr. Joel Arthur Schleicher as an Independent     Mgmt          For                            For
       Non-executive Director

3.e    Authorize the Directors to fix their remuneration         Mgmt          For                            For
       for the YE 31 DEC 2010

4      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and        authorize the Directors
       to fix their remuneration

5      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to allot, issue and deal  with additional shares
       not exceeding (i) in the case of an allotment
       and      issue of shares for cash, 10% of the
       aggregate nominal amount of the share    capital
       of the Company in issue at the date of the
       resolution and (ii) in the case of an allotment
       and issue of shares for a consideration other
       than cash, 20% of the aggregate nominal amount
       of the share capital of the Company in    issue
       at the date of the resolution  less any shares
       allotted and issued      pursuant to (i) above

6      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares not  exceeding 10% of
       the share capital of the Company in issue at
       the date of the resolution

7      Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       5 and 6, to grant a        general mandate
       to the Directors to add the shares repurchased
       pursuant to    Resolution No. 6 to the amount
       of issued share capital of the Company which
       may be allotted pursuant to Resolution No.
       5

--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  702319624
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87572148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  KYG875721485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1.a  Re-elect Mr. Zhang Zhidong as a Director                  Mgmt          For                            For

3.1.b  Re-elect Mr. Charles St Leger Searle as a Director        Mgmt          For                            For

3.2    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors'  remuneration

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Board of Directors to fix their  remuneration

5      Authorize the director, subject to paragraph              Mgmt          For                            For
       (c), a general mandate be and is hereby unconditionally
       granted to the Directors of the Company to
       exercise    during the Relevant Period all
       the powers of the Company to allot, issue and
       dispose of shares in the Company and to make
       or grant offers, agreements,     options or
       warrants which would or might require the exercise
       of such powers; b) the mandate in paragraph
       (a) shall authorize the Directors of the Company
       during the Relevant Period to make or grant
       offers, agreements and options    which would
       or might require the exercise of such powers
       after the end of the Relevant Period; c) the
       aggregate nominal value of share capital allotted
       or  agreed conditionally or unconditionally
       to be allotted  whether pursuant to   an option
       or otherwise  by the Directors of the Company
       pursuant to the       mandate in paragraph
       (a), CONTD..

-      ..CONTD otherwise than pursuant to i) a rights            Non-Voting
       issue, or ii) any option       scheme or similar
       arrangement for the time being adopted for
       the grant or     issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the articles
       of association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of
       the Company in issue at the date of    this
       Resolution and the said mandate shall be limited
       accordingly; and        Authority expires the
       earlier of the conclusion of the next AGM or
       the        expiration of the period within
       which the next AGM is to be held by law

6      Authorize the Directors, a general mandate unconditionallyMgmt          For                            For
       granted to the     Directors of the Company
       to exercise during the Relevant Period all
       the       powers of the Company to purchase
       or otherwise acquire shares in the capital
       of the Company in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong   Kong Limited, provided that the aggregate
       nominal amount of shares so         purchased
       or otherwise acquired shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of this       Resolution; and  Authority expires
       the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM is to be held   by law

7      Approve the conditional upon the passing of               Mgmt          For                            For
       Resolutions 5 and 6 set out in    the Notice
       convening this Meeting, the aggregate nominal
       amount of the shares which are purchased or
       otherwise acquired by the Company pursuant
       to          Resolution 6 shall be added to
       the aggregate nominal amount of the shares
       which may be issued pursuant to Resolution
       5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 THIRD GENERATION COMPANY OF WHOLESALE ELECTRICITY MARKET OJSC WGC-3, ULAN-UDE               Agenda Number:  702441825
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9078Y107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2010
        ISIN:  RU000A0HMML6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet, profit          Mgmt          For                            For
       and loss statement

2      Approve the profit and loss distribution and              Mgmt          For                            For
       dividend payment for the year    2009

3      Election of the Board of Directors                        Mgmt          For                            For

4      Election of the Audit commission                          Mgmt          For                            For

5      Approve the External Auditor                              Mgmt          For                            For

6      Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

7      Approve the new edition of the provision on               Mgmt          For                            For
       remuneration and compensation to  be paid to
       the members of the Board of Directors

8      Approve the interested party transactions                 Mgmt          For                            For

9      Approve the interested parties transaction between        Mgmt          For                            For
       OGK-3 and VTB Bank which   can be concluded
       in the future in the process of business activity

10     Approve the interested parties transaction between        Mgmt          For                            For
       OGK-3 and Rosbank on       deposit placement
       which can be concluded in the future in the
       process of      business activity

--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD                                                            Agenda Number:  702031939
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Jul-2009
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 21st MAY 2009 [the SP agreement] entered
       into between Sunwealth Holdings Limited [Sunwealth]
       as the purchaser, the Company as the purchaser's
       guarantor and Shanghai Allied Cement Limited
       [SAC] as the vendor in relation to the sale
       and purchase of 10,000,000 shares of HKD 1.00
       each, representing the entire issued share
       capital of Shanghai Allied Cement Holdings
       Limited [SACHL]; and the assignment by SAC
       to Sunwealth of a loan owed by SACHL to SAC
       in the amount of HKD 278,503,677 and all the
       transactions contemplated thereunder and all
       other matters of and incidental thereto or
       in connection therewith; and authorize any
       1 Director of the Company, amongst other matters,
       to sign, seal, execute, perfect, deliver, do
       or to authorize signing, executing, perfecting
       and delivering and doing all such documents,
       deeds, acts, matters and things as he/she may
       in his/her discretion consider necessary, expedient
       or desirable to give effect to and implement
       the terms of the SP agreement and to make and
       agree such variations of a minor or non-material
       nature in or to the terms of the SP Agreement
       [including but not limited to the time for
       completion under the SP agreement] as he/she
       may in his discretion consider to be desirable
       and in the interests of the Company

--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  702389568
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2010
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the Audited Financial Statements        Mgmt          For                            For
       and the reports of the     Directors and Auditor
       for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect of Mr. Lee Seng Hui as a Director                Mgmt          For                            For

3.B    Re-elect of Mr. Ng Qing Hai as a Director                 Mgmt          For                            For

3.C    Re-elect of Mr. Francis J. Chang Chu Fai as               Mgmt          For                            For
       a Director

3.D    Re-elect of Ms. Lisa Yang Lai Sum as a Director           Mgmt          For                            For

3.E    Re-elect of Mr. Tao Tsan Sang as a Director               Mgmt          For                            For

3.F    Re-elect of Mr. Hu Amin as a Director                     Mgmt          For                            For

3.G    Re-elect of Mr. Jin Hui Zhi as a Director                 Mgmt          For                            For

3.H    Approve to fix the Directors' fee                         Mgmt          For                            For

4      Re-appoint of Deloitte Touche Tohmatsu as Auditor         Mgmt          For                            For
       and authorize the Board of  Directors to fix
       its remuneration

5.A    Authorize the Directors of the Company ("Directors"),     Mgmt          For                            For
       (a) subject to          paragraph (c) of this
       Resolution, during the Relevant Period (as
       hereinafter  defined) of all the powers of
       the Company to allot, issue or otherwise deal
       with additional shares of the Company ("Shares")
       or securities convertible    into Shares, or
       options, warrants or similar rights to subscribe
       for any      Shares, and to make or grant offers,
       agreements and options which might       require
       the exercise of such powers, be and is hereby
       generally and           unconditionally approved;
       (b) the approval given in paragraph (a) of
       this     Resolution shall authorise the Directors
       during the Relevant Period to make   or grant
       offers, agreements and options which might
       require the exercise of   such powers after
       the end of the Relevant Period; (c) the aggregate
       nominal   amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted (whether pursuant to an option
       or otherwise) an

CONT   CONTD. pursuant to the approval given in paragraph        Non-Voting
       (a) of this Resolution,    otherwise than pursuant
       to: (i) a Rights Issue (as hereinafter defined);
       (ii) the exercise of the rights of subscription
       or conversion attaching to any     warrants
       issued by the Company or any securities which
       are convertible into   Shares; (iii) the exercise
       of any options granted under any option scheme
       or  similar arrangement for the time being
       adopted for the grant or issue to      employees
       of the Company and/or any of its subsidiaries
       of Shares or rights   to acquire Shares; or
       (iv) any scrip dividend or similar arrangement
       providing for the allotment of Shares
       in lieu of the whole or part of a       dividend
       on Shares pursuant to the articles of association
       of the Company     from time to time; shall
       not exceed 20% of the aggregate nominal amount
       of    the share capital of the Company in issue
       at the date of passing of this      Resolution
       and the said approval shall be limited accordin

CONT   CONTD. (d) subject to the passing of each of              Non-Voting
       the paragraphs (a), (b) and (c)  of this Resolution,
       any prior approvals of the kind referred to
       in paragraphs (a), (b) and (c) of this Resolution
       which had been granted to the Directors   and
       which are still in effect be and are hereby
       revoked; and (e) for the      purpose of this
       Resolution: 'Relevant Period' means the period
       from the       passing of this Resolution until
       whichever is the earlier of: (i) the
       conclusion of the next annual general meeting
       of the Company; (ii) the        expiration
       of the period within which the next annual
       general meeting of the  Company is required
       by the articles of association of the Company
       or any      applicable laws to be held; and
       (iii) the revocation or variation of the
       authority given under this Resolution by
       an ordinary resolution of the        shareholders
       of the Company in general meeting; and 'Rights
       Issue' means the  allotment, issue or grant
       of Shares pursuant to an offer of Sh

CONT   CONT (ii) the next AGM of the Company is required         Non-Voting
       by the Articles of          Association of
       the Company or any applicable laws to be held
       and (iii) the    revocation or variation of
       the authority given under this resolution by
       an    ordinary resolution of the shareholders
       of the Company in general meeting and 'Rights
       Issue' means the allotment, issue or grant
       of shares pursuant to an   offer of shares
       open for a period fixed by the Directors to
       holders of shares whose names appear on the
       register of members of the Company on a fixed
       record date in proportion to their then
       holdings of such shares at that date  CONT

CONT   CONTD. fixed by the Directors to holders of               Non-Voting
       Shares whose names appear on the  register
       of members of the Company on a fixed record
       date in proportion to    their then holdings
       of such Shares at that date (subject to such
       exclusion or other arrangements as the Directors
       may deem necessary or expedient in        relation
       to fractional entitlements or having regard
       to any restrictions or   obligations under
       the laws of, or the requirements of any recognised
       regulatory body or any stock exchange
       in, any territory applicable to the     Company)

5.B    Authorize the Directors, (a) subject to paragraph         Mgmt          For                            For
       (b) of this Resolution,     during the Relevant
       Period (as hereinafter defined) of all the
       powers of the  Company to repurchase Shares
       on The Stock Exchange of Hong Kong Limited
       ("Stock Exchange") or on any other stock
       exchange on which the Shares may be  listed
       and recognised for this purpose by the Securities
       and Futures          Commission of Hong Kong
       and the Stock Exchange under the Hong Kong
       Code on    Share Repurchases, subject to and
       in accordance with all applicable laws and
       regulations, be and is hereby generally and
       unconditionally approved; (b) the aggregate
       nominal amount of the Shares which may be repurchased
       by the        Company pursuant to paragraph
       (a) of this Resolution during the Relevant
       Period shall not exceed 10% of the aggregate
       nominal amount of the share      capital of
       the Company in issue at the date of the passing
       of this            Resolution, and the approval
       granted under paragraph (a) of this Re

CONT   CONTD. shall be limited accordingly; (c) subject          Non-Voting
       to the passing of each of    the paragraphs
       (a) and (b) of this Resolution, any prior approvals
       of the     kind referred to in paragraphs (a)
       and (b) of this Resolution which had been
       granted to the Directors and which are still
       in effect be and are hereby      revoked; and
       (d) for the purpose of this Resolution: 'Relevant
       Period' means  the period from the passing
       of this Resolution until whichever is the earlier
       of: (i) the conclusion of the next annual general
       meeting of the Company;     (ii) the expiration
       of the period within which the next annual
       general        meeting of the Company is required
       by the articles of association of the
       Company or any applicable laws to be held;
       and (iii) the revocation or        variation
       of the authority given under this Resolution
       by an ordinary         resolution of the shareholders
       of the Company in general meeting

5.C    Authorize the Directors of the Company, conditional       Mgmt          For                            For
       upon the passing of       Resolution Nos. 5(A)
       and 5(B) as set out in the revised notice convening
       the  Meeting, to allot, issue or otherwise
       deal with additional securities of the  Company
       pursuant to Resolution No. 5(A) as set out
       in the revised notice      convening the Meeting
       be and is hereby extended by the addition thereto
       an    amount representing the aggregate nominal
       amount of the Shares repurchased by the Company
       under the authority granted pursuant to Resolution
       No. 5(B) as    set out in the revised notice
       convening the Meeting, provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the share      capital of
       the Company in issue at the date of the passing
       of this Resolution

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100418/LTN20100418035.pdf

--------------------------------------------------------------------------------------------------------------------------
 TISCO FINANCIAL GROUP PUBLIC COMPANY LTD                                                    Agenda Number:  702276901
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8843E171                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2010
        ISIN:  TH0999010Z11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of the shareholders ordinary            Mgmt          For                            For
       general meeting for the year   2009

2      Ratify the Board of Directors' business activities        Mgmt          For                            For
       conducted in 2009 as       described in the
       annual report

3      Adopt Tisco Financial Group Public Company Limited        Mgmt          For                            For
       and its subsidiary         Companies' Balance
       Sheet and profit and loss statements for the
       YE 31 DEC     2009

4      Approve the appropriation of profit arising               Mgmt          For                            For
       from year 2009 operations for     dividend,
       statutory reserve and others

5      Approve the number of the Directors and appointment       Mgmt          For                            For
       of the Directors

6      Approve the Directors' remuneration and acknowledge       Mgmt          For                            For
       current Directors'        remuneration

7      Appointment of the Auditors and their remuneration        Mgmt          For                            For
       for the year 2010

8      Acknowledge the progress of Ticso Bank Public             Mgmt          For                            For
       Company Limited shares          acquisition
       and to approve related matters

9      Acknowledge the Company's voting direction at             Mgmt          For                            For
       the shareholders ordinary       general meeting
       for year 2010 of Tisco Bank Public Company
       Limited

--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702025986
--------------------------------------------------------------------------------------------------------------------------
    Security:  P92184103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Jul-2009
        ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       PLEASE NOTE THAT VOTES IN FAVOR AND AGAINST               Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Amend the Article 3rd of the Corporate By-Laws            Mgmt          For                            For
       to include within the Company's corporate purpose,
       the activity of outsourcing

2.     Amend the Article 21st and item XXII of Article           Mgmt          For                            For
       24th of the Company's Corporate By-Laws to
       amend the number of Members of the Board of
       Directors

3.     Approve to consolidate the Company's Corporate            Mgmt          For                            For
       By-Laws

--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702063481
--------------------------------------------------------------------------------------------------------------------------
    Security:  P92184103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Aug-2009
        ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the Article 3 of the Corporate By-Laws              Mgmt          For                            For
       to include within the Company's corporate purpose,
       the activity of outsourcing

II.    Amend the Article 21 and 24 of the Company's              Mgmt          For                            For
       Corporate By-Laws and the number of Members
       of the Board of Directors

III.   Approve to consolidate the Company's Corporate            Mgmt          For                            For
       By-Laws

--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702063544
--------------------------------------------------------------------------------------------------------------------------
    Security:  P92184103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Aug-2009
        ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES IN FAVOR AND AGAINST               Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the wording of the private deed for the             Mgmt          For                            For
       1st private issue of debentures convertible
       into shares debenture issue deed, for the purpose
       of detailing the calculation method for the
       updating and of the remuneration for the debentures
       convertible into shares of both series of the
       1st private issue of the Company debentures

II.    Amend the wording of the debenture issue deed,            Mgmt          For                            For
       for the purpose of detailing the calculation
       method and the updating of the non-conversion
       premium of debentures provided in items 3.15
       Et Sequence of the debenture issue deed

III.   Amend the wording of the debenture issue deed,            Mgmt          For                            For
       for the purpose of detailing the calculation
       method and the updating of the conversion percentages

IV.    Amend the wording of the debenture issue deed,            Mgmt          For                            For
       for the purpose of detailing the calculation
       method and the updating of the price premium
       in case of obligatory conversion of the debentures,
       provided in item 3.18 Et Sequence of the debenture
       issue deed

V.     Authorize the Executive Committee to adopt any            Mgmt          For                            For
       measures necessary for the formalization of
       the amendments as mentioned, but not limited
       to, the signing of an amendment to the debentures
       deed

--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702284465
--------------------------------------------------------------------------------------------------------------------------
    Security:  P92184103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Mar-2010
        ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Acknowledge the Directors accounts, to examine,           Mgmt          For                            For
       discuss and approve the       Company's consolidated
       financial statements for the FYE 31 DEC 2009

2      Approve to decide the allocation of the result            Mgmt          For                            For
       of the FY and on the           distribution
       of dividends

3      Election of the Members of the Board of Directors         Mgmt          For                            For

4      Approve to set the total annual payment for               Mgmt          For                            For
       the members of the Board of       Directors

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 TSINGTAO BREWERY CO LTD                                                                     Agenda Number:  702411719
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8997D102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2010
        ISIN:  CNE1000004K1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291713.pdf

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1      Approve the work report of the Board of Directors         Mgmt          For                            For
       of the Company for the year 2009

2      Approve the work report of the Board of Supervisors       Mgmt          For                            For
       of the Company for the    year 2009

3      Approve the financial statements (audited) of             Mgmt          For                            For
       the Company for the year 2009

4      Approve to determine the profit distribution              Mgmt          For                            For
       (including dividends             distribution)
       proposal for the year 2009

5      Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants     Limited Company
       as the Company's Domestic Auditor and PricewaterhouseCoopers
       as its International Auditor for the year
       2010 and authorize the Board of     Directors
       to determine their remunerations

6      Approve the reward proposal to the Directors              Mgmt          For                            For
       and Supervisors of the Company   for the "Award
       of Board of Directors for the year 2009" awarded
       by Shanghai   Stock Exchange

--------------------------------------------------------------------------------------------------------------------------
 TURKIYE GARANTI BANKASI A S                                                                 Agenda Number:  702063506
--------------------------------------------------------------------------------------------------------------------------
    Security:  M4752S106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Sep-2009
        ISIN:  TRAGARAN91N1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and forming of Presidency of Board                Mgmt          For                            For

2.     Authorize the Board Members to sign the minutes           Mgmt          For                            For
       of the meeting

3.     Approve to determine the dividend distribution            Mgmt          For                            For
       as per item 45 of Articles of  Association

--------------------------------------------------------------------------------------------------------------------------
 TURKIYE GARANTI BANKASI A S                                                                 Agenda Number:  702238812
--------------------------------------------------------------------------------------------------------------------------
    Security:  M4752S106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  01-Apr-2010
        ISIN:  TRAGARAN91N1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the Presidency Board                  Mgmt          For                            For

2      Authorize the Board Members to sign the minutes           Mgmt          For                            For
       of meeting

3      Approve the reports of Board of Directors and             Mgmt          For                            For
       the Auditors

4      Approve and ratify the balance sheet and profit           Mgmt          For                            For
       and loss accounts, acceptance or rejection
       by discussion of the Board of Directors proposal
       regarding the   dividend distribution

5      Amend the 8th Article of the Articles of Association      Mgmt          For                            For
       and temporary Article 2

6      Approve the release of the Board Members and              Mgmt          For                            For
       Auditors

7      Approve the determination on wages of Board               Mgmt          For                            For
       Members and Auditors

8      Approve the Independent Audit Firm                        Mgmt          For                            For

9      Approve to inform the shareholders about donations        Mgmt          For                            For

10     Authorize the Members of the Board of Directors           Mgmt          For                            For
       to do business with the bank  provisions of
       the Banking Law to remain reserved in accordance
       with Articles  334 and 335 of Turkish Commercial
       Code

--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT ENTERPRISES CORP                                                              Agenda Number:  702492959
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y91475106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2010
        ISIN:  TW0001216000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 712903 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting

A.2    The 2009 audited reports                                  Non-Voting

A.3    The status of endorsement and guarantee                   Non-Voting

a.4    The status of monetary loans in the subsidiaries          Non-Voting

a.5    The status of corporate bonds                             Non-Voting

a.6    The status of endorsement and guarantee                   Non-Voting

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.8 per share

b.3    Approve to increase on investment quota in people's       Mgmt          For                            For
       republic of china

b.4    Approve the issuance of new shares. proposed              Mgmt          For                            For
       stock dividend: 100 for 1,000 shares held

b.5    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

b.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

b.7    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

b.8    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing new shares or global depositary receipt

b.9    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B10.1  Election of Kao Chyuan Inv. Co., Ltd (Representative:     Mgmt          For                            For
       Chin-Yen Kao), Account No: 69100090 as a Director

B10.2  Election of Joyful Investment Co.,Ltd (Representative:Kao-HueiMgmt          For                            For
       Cheng), Account No: 69100010 as a Director

B10.3  Election of Chang-Sheng Lin, Account No: 15900071         Mgmt          For                            For
       as a Director

B10.4  Election of Taipo Investment Corp (Representative:        Mgmt          For                            For
       Ping-Chih Wu) [Account No: 69100060 as a Director

B10.5  Election of Hsiu-Jen Liu, Account No: 52700020            Mgmt          For                            For
       as a Director

B10.6  Election of Po-Ming Hou, Account No: 23100014             Mgmt          For                            For
       as a Director

B10.7  Election of Ying-Jen Wu, Account No: 11100062             Mgmt          For                            For
       as a Director

B10.8  Election of Young Yun Inv. Co., Ltd. (Representative:     Mgmt          For                            For
       Chung-Ho Wu) Account No: 69102650 as a Director

B10.9  Election of Kao Chyuan Inv. Co.,Ltd (Representative:      Mgmt          For                            For
       Chih-Hsien Lo) Account No: 69100090 as a Director

B1010  Election of Po-Yu Hou, Account No: 69100090               Mgmt          For                            For
       as a Director

B1011  Election of Kao-Keng Chen, Account No: 33100090           Mgmt          For                            For
       as a Supervisor

B1012  Election of Chau Chih Inv. Co.,Ltd. (Representative:      Mgmt          For                            For
       Peng-Chih Kuo), Account No: 69105890 as a Supervisor

B1013  Election of Joe J.T. Teng, Account No: 53500011           Mgmt          For                            For
       as a Supervisor

B.11   Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.12   Extraordinary motions                                     Mgmt          For                            Against

--------------------------------------------------------------------------------------------------------------------------
 VALE S A                                                                                    Agenda Number:  702184374
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2605D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jan-2010
        ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting
       CAN VOTE ON ITEMS 2 THROUGH 5     ONLY. THANK
       YOU.

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1.     To ratify the nomination of an alternate Member           Non-Voting
       of the Board of Directors     made at the meeting
       of that collegiate body on 17 SEP 2009, under
       the terms   of Article 11 10 of the Corporate
       Bylaws

2.     Approve, under the terms of Articles 224 and              Mgmt          For                            For
       225 of Law Number 6404 76, the   protocols
       and justifications for the mergers of Sociedade
       De Minerac Ao       Estrela De Apolo S.A. Estrela
       De Apolo and Mineracao Vale Corumba S.A. Vale
       Corumba, full subsidiaries of vale

3.     Ratify the nomination of Domingues E Pinho Contadores,    Mgmt          For                            For
       a specialized Company  hired to carry out the
       valuation of the Companies to be merged

4.     Approve the valuation reports prepared by the             Mgmt          For                            For
       specialized Company

5.     Approve the merger, without an increase in capital        Mgmt          For                            For
       and without the issuance   of new shares, of
       Estrela De Apolo and Vale Corumba, into Vale

--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702313797
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2605D109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Apr-2010
        ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting
       CAN VOTE ON ITEM 1, 2, 3 AND 4    ONLY. THANK
       YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements, relating to FYE 31 DEC
       2009

2      Approve the distribution of the FY net profits            Mgmt          For                            For
       and the budget of capital of   the Company

3      Election of the Members of the Finance Committee          Mgmt          For                            For

4      Approve to set the Directors and Finance Committees       Mgmt          For                            For
       global remuneration

--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702346962
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2605D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-May-2010
        ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting
       CAN VOTE ON ALL ITEMS. THANK YOU.

1      Approve the increase of the share capital, through        Mgmt          For                            For
       the capitalization of reserves, without the
       issuance of shares, and the consequent amendment
       at the main part of Article 5 of the Corporate
       Bylaws

2      Election of a full member of the Board of Directors       Mgmt          For                            For
       , because of the resignation presented by Mr.
       Francisco Augusto Da Costa E Silva

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702443184
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2605D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jun-2010
        ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting
       CAN VOTE ON ITEM 1 ONLY. THANK    YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Election of the Principal member as the Board             Mgmt          For                            For
       of Directors

--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  702096264
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Oct-2009
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the grant by the HKEX and             Mgmt          For                            For
       the relevant regulatory authority of approval
       for the IPO and Listing of Wilmar China, which
       will be a principal subsidiary of the Company,
       and the listing of and permission to deal in
       Wilmar China Shares in issue and to be issued
       by Wilmar China on the Main Board of the HKEX,
       a material dilution of 20% or more of the Company's
       shareholding interest in Wilmar China resulting
       from the issue by Wilmar China of the new Wilmar
       China Shares in connection with the IPO and
       Listing; and authorize the Directors of the
       Company or any of them to complete and do all
       such acts and things [including executing such
       documents as may be required] as they and/or
       he may consider expedient or necessary to give
       effect to the transactions contemplated by
       this Resolution

2.     Approve, subject to the grant by the HKEX and             Mgmt          For                            For
       the relevant regulatory authority of approval
       for the IPO and Listing of Wilmar China, which
       will be a principal subsidiary of the Company,
       and the listing of and permission to deal in
       Wilmar China Shares in issue and to be issued
       by Wilmar China on the Main Board of the HKEX,
       the Possible Disposal by the Company, on the
       terms and conditions as specified and such
       other terms and conditions as the Directors
       may deem fit in the interest of the Company;
       and authorize the Directors of the Company
       or any of them to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated by this Resolution

       SHOULD YOU WISH TO APPOINT A PROXY REPRESENTATIVE         Non-Voting
       TO ATTEND THE MEETING PERSONALLY, WE CAN ONLY
       CONFIRM YOUR ATTENDANCE WHEN ALL INSTRUCTIONS
       HAVE BEEN RECEIVED [I.E. OUR DEADLINE PLUS
       1]. THIS IS BECAUSE WE ARE REGISTERED AS A
       NOMINEE COMPANY AND THEREFORE GOVERNED BY THE
       COMPANIES ACT. THE ACT ALLOW US TO SUBMIT NOT
       MORE THAN 2 PROXIES TO ATTEND THE SAME MEETING.
       IN THE EVENT THAT MORE THAN ONE CLIENT WISHES
       TO ATTEND THE SAME MEETING, THE PROXY WILL
       BE ISSUED TO THE CLIENT WITH THE HIGHEST HOLDING.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTL LTD                                                                             Agenda Number:  702349689
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2010
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2009 and the reports of the Directors
       and Auditors thereon

2.     Approve the payment of a proposed final one-tier          Mgmt          For                            For
       tax exempt dividend of SGD 0.05 per ordinary
       share for the YE 31 DEC 2009

3.     Approve the payment of the Director's fees of             Mgmt          For                            For
       SGD 360,000 for the YE 31 DEC 2009

4.     Re-elect Mr. Leong Horn Kee as a Director, retiring       Mgmt          For                            For
       under Article 99

5.     Re-elect Mr. Lee Hock Kuan as a Director, retiring        Mgmt          For                            For
       under Article 99

6.     Re-elect Mr. Kuok Khoon Ean as a Director, retiring       Mgmt          For                            For
       under Article 99

7.     Re-elect Mr. John Daniel Rice as a Director,              Mgmt          For                            For
       retiring under Article 99

8.     Re-elect Mr. Kuok Khoon Chen as a Director,               Mgmt          For                            For
       retiring under Article 100

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company and to authorise the Directors
       to fix their remuneration

10.    Approve, for the renewal of the mandate for               Mgmt          For                            For
       the purposes of Chapter 9 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       for the Company, its subsidiaries and associated
       Companies [within the meaning of the said Chapter
       9] or any of them to enter into transactions
       falling within the categories of Interested
       Person Transactions as set out in the Company's
       Addendum to Shareholders dated 01 APR 2010
       [being an addendum to the Annual Report of
       the Company for the FYE 31 DEC 2009 [the Addendum],
       with any party who is of the class or classes
       of interested persons described in the Addendum,
       provided that such transactions are carried
       out on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and are in accordance
       with the procedures as set out in the Addendum
       [the IPT Mandate]; [authority expires until
       the next AGM of the Company is held or is required
       by law to be held]; and authorize the Directors
       of the Company and/or to do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

11.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited [the ''SGX-ST'']
       (including any supplemental measures thereto
       from time to time), to: issue shares in the
       capital of the Company whether by way of rights,
       bonus or otherwise; make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares including but not limited
       to the creation and issue of warrants, debentures
       or other instruments convertible into shares;
       and issue additional Instruments arising from
       adjustments made to the number of Instruments
       previously issued, while the authority conferred
       by shareholders was in force, in accordance
       with the terms of issue of such Instruments,
       [notwithstanding that such authority conferred
       by shareholders may have ceased to be in force];
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by the shareholders may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force or any additional
       Instrument referred to in [a][iii] above, provided
       always that (i) (a) except in respect of a
       pro rate renounceable rights issue [the Other
       Share Issue], the aggregate number of shares
       to be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company at the time of passing
       of this Resolution [as specified in accordance
       with subparagraph (ii) below], of which the
       aggregate number of shares other than on a
       pro rata basis to existing shareholders [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 20% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company at the time of passing
       of this resolution [as specified in accordance
       with subparagraph (ii) below]; in respect of
       a pro rate renounceable rights issue [the Renounceable
       Rights Issue] , the aggregate number of shares
       to be issued [including shares to be issued
       in pursuance of instruments made or garanted
       in connection with such renounceable rights
       issue] does not exceed 100% of the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company [as specified
       in accordance with subparagraph (ii) below];
       and the number of shares to be issued pursuant
       to the Other Shares Issues and Renounceable
       Rights Issue shall not , in aggregate, exceed
       100% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as specified in accordance with subparagraph
       (ii) below]; [subject to such manner of calculation
       as prescribed by SGX-ST for the purpose of
       determining the aggregate number of shares
       that may be issued under subparagraph (I) above],
       the percentage of the issued shares is based
       on the Company's total number of issued shares
       (excluding treasury shares) at the time of
       the passing of this Resolution after adjusting
       for: (i) new shares arising from the conversion
       or exercise of convertible securities; (ii)
       new shares arising from the exercise of share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this Resolution, provided the options or awards
       were granted in compliance with Part VIII of
       Chapter 8 of the Listing Manual of SGX-ST;
       and (iii) any subsequent bonus issue, consolidation
       or subdivision of the Company s shares; and
       [Authority expired earlier the conclusion of
       the next AGM or the date by which the next
       AGM of the Company is required by law to be
       held]

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options from time to time in accordance
       with the provisions of the Wilmar Executives'
       Share Option Scheme 2009 of the Company [Wilmar
       ESOS 2009] and, pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted [while the authority conferred by this
       resolution is in force] under the Wilmar ESOS
       2009, notwithstanding that the authority conferred
       by this resolution may have ceased to be in
       force, provided that the aggregate number of
       shares to be issued pursuant to the Wilmar
       ESOS 2009 and all other share-based incentive
       schemes of the Company [including but limited
       to the Wilmar Executives Share Option Scheme
       2000] if any, shall not exceed 15% of the total
       number of issued shares [excluding treasury
       shares] of the capital of the Company from
       time to time, as determined in accordance with
       the provisions of the Wilmar ESOS 2009

13.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       , contingent upon passing of Resolution 11
       above and subject to the provisions of the
       Listing Manual of the Singapore Exchange Securities
       Trading Limited [the SGX-ST] [including any
       supplemental measures thereto from time to
       time] to undertake placements of new shares
       on a pro rata basis priced at a discount exceeding
       10% but not more than 20% of the weighted average
       price as determined in accordance with the
       requirements of the Listing Manual of SGX-ST
       [including any supplemental measures thereto
       from time to time]; and [unless revoked or
       varied by the Company in general meeting] the
       authority conferred by this Resolution [Authority
       expires shall, unless revoked or varied by
       the Company in general meeting, continue in
       force until the next AGM of the Company is
       held or is required by law to be held], or
       31 DEC 2010 [or such other period as may be
       permitted by the SGX-ST], whichever is the
       earliest

--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTL LTD                                                                             Agenda Number:  702349691
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2010
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, for the purposes of Sections       Mgmt          For                            For
       76C and 76E of the Companies Act, Chapter 50
       of Singapore (the Act), the exercise by the
       Share Purchase Committee of all the powers
       of the Company to purchase or otherwise acquire
       issued ordinary shares of the Company (the
       shares) not exceeding in aggregate the Prescribed
       Limit (as hereinafter defined), at such price
       or prices as may be determined by the Share
       Purchase Committee from time to time up to
       the Maximum Price (as specified), whether by
       way of: (i) on-market purchases (each an on-market
       share purchase) on the Singapore Exchange Securities
       Trading Limited (the SGX-ST); and/or (ii) off-market
       purchases (each an off-market share purchase)
       effected in accordance with any equal access
       scheme(s) as may be determined or formulated
       by the Share Purchase Committee as they may
       consider fit, which scheme(s) shall satisfy
       all the conditions prescribed by the Act, and
       otherwise in accordance with all other laws
       and regulations and rules of the SGX-ST as
       may for the time being be applicable, be authorized
       and approved generally and unconditionally
       (the share purchase mandate); [Authority expires
       the earliest of the date on which the next
       AGM of the Company is held; or the date by
       which the next AGM of the Company is required
       by law to be held]; or authorize the Directors
       of the Company and/or each of them to complete
       and do all such acts and things as they and/or
       he may consider necessary, desirable, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTL LTD                                                                             Agenda Number:  702365998
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2010
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the proposed offer and grant to Mr.               Mgmt          Abstain                        Against
       Kuok Khoon Hong, a controlling shareholder
       of the Company, of option[s] pursuant to and
       in accordance with the rules of the 2009 Option
       Scheme on the following terms, as specified
       and authorize the Directors to allot and issue
       shares upon the exercise of such options(s),
       as specified

2      Approve the proposed offer and grant to Mr.               Mgmt          Abstain                        Against
       Martua Sitorus, a controlling shareholder of
       the Company, of option[s] pursuant to and in
       accordance with the rules of the 2009 Option
       Scheme on the following terms, as specified
       and authorize the Directors to allot and issue
       shares upon the exercise of such options(s),
       as specified

--------------------------------------------------------------------------------------------------------------------------
 WISTRON CORP                                                                                Agenda Number:  702438626
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y96738102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2010
        ISIN:  TW0003231007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To report the business of 2009                            Non-Voting

1.2    Audit Committee's Report                                  Non-Voting

1.3    Amendment of the Company's rules and procedures           Non-Voting
       of Board of Directors Meeting

2.1    Ratification for the Business Report and Financial        Mgmt          For                            For
       Statements of 2009

2.2    Ratification for the proposal for distribution            Mgmt          For                            For
       of 2009 profits

2.3    Discussion for the capitalization of part of              Mgmt          For                            For
       2009 profits through issuance of new shares

2.4    Discussion for amendments of the Articles of              Mgmt          For                            For
       Incorporation

2.5    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Endorsements and Guarantees

2.6    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Loaning of Funds

2.7    Discussion for amendments of the procedures               Mgmt          For                            For
       of Assets Acquisition and Disposal

2.8    Discussion for the offering of newly issued               Mgmt          For                            For
       common shares or the offering of newly issued
       common shares in the form of GDR

2.9    Discussion for the proposal to opt for tax benefits       Mgmt          For                            For
       for the issuance of new common shares in 2009
       and the earnings in 2008

3.     Extemporary motion                                        Non-Voting

4.     Adjournment                                               Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 WOONGJIN THINKBIG CO LTD                                                                    Agenda Number:  702265338
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9692W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2010
        ISIN:  KR7095720009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Election of Suk Keum Yoon, Bong Soo Choi and              Mgmt          For                            For
       Sang In Lee as the Inside Directors and Jin
       Hwan Kim and Eun Ki Yoon as the Outside Directors

3      Election of the Auditors                                  Mgmt          For                            For

4      Approve the stock option for staff                        Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 X5 RETAIL GROUP N V                                                                         Agenda Number:  702492252
--------------------------------------------------------------------------------------------------------------------------
    Security:  98387E205                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  US98387E2054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening                                                   Non-Voting

2      Annual report of the Management Board for the             Non-Voting
       FY 2009

3      Corporate governance update                               Non-Voting

4      Explanation of policy on additions to reserves            Non-Voting
       and payments of dividends

5      Adopt the annual accounts for the YE 2009                 Mgmt          For                            For

6      Approve to determine the allocation of the profits        Mgmt          For                            For
       earned in the FY 2009

7      Grant discharge, from liability, to the Members           Mgmt          For                            For
       of the Management Board

8      Grant discharge, from liability, to the Members           Mgmt          For                            For
       of the Supervisory Board

9      Re-appoint Mr. H. Defforey, for a new term,               Mgmt          For                            For
       as a Member of the Supervisory    Board

10     Re-appoint Mr. D. Gould, for a new term, as               Mgmt          For                            For
       a Member of the supervisory Board

11     Approve the amended Remuneration Policy, including        Mgmt          For                            For
       new long-term incentive    plan

12     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

13     Approve the designation of the Supervisory Board          Mgmt          For                            For
       as the corporate body        authorized to
       issue new shares or grant rights to subscribe
       for shares

14     Approve the designation of the Supervisory Board          Mgmt          For                            For
       as the corporate body        authorized to
       restrict or exclude the pre-emptive rights
       upon issue of new    shares or granting of
       rights to subscribe for  shares

15     Authorize the Management Board to have the Company        Mgmt          For                            For
       acquire shares or GDRs in  its own capital

16     Appointment of the External Auditor for the               Mgmt          For                            For
       FY 2010

17     Any other business and conclusion                         Non-Voting

CMMT   PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE   RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH     THIS MEETING. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702403697
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "S.1". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423715.pdf

S.1    Approve the mandate on authorizing the Board              Mgmt          For                            For
       of Directors to repurchase H Shares of the
       Company

--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702507534
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2010
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 698813 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423637.pdf

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company the "Board" for the YE 31 DEC
       2009

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2009

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          For                            For
       of the Company for the YE 31 DEC 2009 and to
       authorize the Board to distribute an aggregate
       cash dividend of RMB 1,229.6 million tax inclusive
       , equivalent to RMB 0.25 tax inclusive per
       share to the shareholders of the Company

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2010

6.     Re-appointment of Grant Thornton and Shine Wing           Mgmt          For                            For
       Certified Public Accountants Ltd as the Company's
       International and PRC Auditors for the year
       2010, respectively, until the conclusion of
       the next AGM and to determine their remuneration
       arrangements

7.     Approve the purchase of liability insurance               Mgmt          For                            For
       for the Directors, Supervisors and senior officers
       of the Company

S.8    Approve the proposal regarding the expansion              Mgmt          For                            For
       of the business scope of Yanzhou Coal Mining
       Company Limited and amendments to the Articles
       of Association of the Company

S.9    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional H Shares in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the following terms: i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       ii) the number of shares allotted or agreed
       conditionally or unconditionally to be allotted
       whether pursuant to an option or otherwise
       by the Board shall not exceed 20% of the number
       of H Shares in issue as at the date of the
       this resolution; and iii) the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited as amended
       from time and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained; "H Shares" means the overseas-listed
       foreign invested shares in the share capital
       of the Company with a par value of RMB 1.00
       each, and which are held and traded in Hong
       Kong dollars; Authority expires at the conclusion
       of the next AGM of the Company following the
       passing of this resolution or expiration of
       a 12 month period following the passing of
       this resolution or the date on which the authority
       set out in this resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in a general meeting; authorize
       the Board, contingent on the Directors resolving
       to issue shares pursuant to this resolution,
       to approve, execute and do or procure to be
       executed and done, all such documents, deeds
       and things as it may consider relevant in connection
       with the issue of such new shares including,
       but not limited to, determining the time and
       place of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement or any other agreement
       , to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.10   Authorize the Board of the Company, subject               Mgmt          For                            For
       to this resolution, to repurchase the issued
       H shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body be approved; the aggregate
       nominal value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       i) the passing of a special resolution with
       the same terms as the resolution set out in
       this paragraph except for this sub-paragraph
       (c) (i) at a class meeting for the holders
       of Domestic Shares of the Company to be held
       on 25 JUN 2010 or on such adjourned date as
       may be applicable ; and the class meeting for
       the holders of H Shares to be held on 25 JUN
       2010 or on such adjourned date as may be applicable
       for such purpose; ii) the approval of the relevant
       PRC regulatory authorities as may be required
       by laws, rules and regulations of the PRC being
       obtained by the Company if appropriate; and
       iii) the Company not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion, repaid or provided guarantee in
       respect of such amount pursuant to the notification
       procedure set out in Articles of Association;
       subject to the approval of all relevant PRC
       regulatory authorities for the repurchase of
       such H Shares being granted, the Board be authorized
       to: i) amend the Articles of Association as
       it thinks fit so as to reduce the registered
       share capital of the Company and to reflect
       the new capital structure of the Company upon
       the repurchase of H shares of the Company as
       contemplated in this resolution; and ii) file
       the amended Articles of Association with the
       relevant governmental authorities of the PRC;
       Authority expires at the conclusion of the
       next AGM or the expiration of a 12 month period
       following the passing of this special resolution
       or the date on which the authority set out
       in this special resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in any general meeting or by
       a special resolution of holders of H shares
       or holders of domestic shares of the Company
       at their respective class meetings

--------------------------------------------------------------------------------------------------------------------------
 YOUNG FAST OPTOELECTRONICS CO LTD                                                           Agenda Number:  702288843
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y98498101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  TW0003622007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 654049 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting

A.2    The 2009 audited reports                                  Non-Voting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 10 per share [New]

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.5    Election of Hold-Key Electric Wire & Cable Co.,           Mgmt          For                            For
       Ltd. [Shareholder No/ID: 560] as a Supervisor

B.6    Other issues and extraordinary motions                    Mgmt          Abstain                        For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF SUPERVISOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

* Management position unknown

 VAN ECK GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
 AFREN PLC, LONDON                                                                           Agenda Number:  702410010
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01283103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Jun-2010
        ISIN:  GB00B0672758
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt, the financial statements               Mgmt          For                            For
       for the YE 31 DEC 2009, together  with the
       reports of the Directors and the Auditors thereon

2      Approve, the Directors remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2009, together   with the Auditors
       report thereon

3      Re-elect Constantine Ogunbiyi as a Director               Mgmt          For                            For
       of the Company

4      Re-elect John St John as a Director of the Company        Mgmt          For                            For

5      Election of Toby Hayward as a Director of the             Mgmt          For                            For
       Company

6      Election of Ennio Sganzerla as a Director of              Mgmt          For                            For
       the Company

7      Election of Darra Comyn  as a Director of the             Mgmt          For                            For
       Company

8      Re-appointment of Deloitte LLP as the Auditors            Mgmt          For                            For
       of the Company, to hold office until the conclusion
       of the next general meeting at which accounts
       are laid   before the Company and authorize
       the Directors to agree their remuneration

S.9    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 551 of the Companies Act 2006 to exercise
       any power of the Company to allot and grant
       rights to        subscribe for or to convert
       securities into shares of the Company:  a
       up to  a maximum nominal amount of GBP 2,967,719.97;
       and  b  comprising equity       securities
       as specified, in the Companies Act 2006  up
       to a nominal amount of GBP 5,936,330.34 including
       within such limit any shares and rights to
       subscribe for or convert any security
       into shares allotted under paragraph (  a)
       above) in connection with an offer by way of
       a rights issue:  i  to        ordinary shareholders
       in proportion  as nearly as may be practicable)
       to      their existing holdings; and CONTD.

CONT   CONTD. ii) to holders of the equity securities            Non-Voting
       as required by the rights of   those securities
       or as the Directors otherwise consider necessary,
       and so     that the Directors may impose any
       limits or restrictions and may make any
       arrangements which it consider necessary or
       appropriate to deal with treasury shares, fractional
       entitlements, record dates, legal, regulatory,
       practical   problems in, or under the laws
       of, any territory or other matter, such
       authority to apply until the earlier of
       the conclusion of the Company's       CONTD.

CONT   .CONTD next AGM and 30 JUN 2011, but in case,             Non-Voting
       so that the Company may make    offers and
       enter into agreements during the relevant period
       which would, or   might, require shares to
       be allotted or rights to subscribe for or to
       convert securities into share to be granted
       after the authority ends and the          Directors
       may allot shares or grant rights to subscribe
       for or to convert     securities into share
       under any such offer or agreement as if the
       authority   had not ended

S.10   Authorize the Directors, conditional upon resolution      Mgmt          For                            For
       9 being passed, and      pursuant to Section
       570 of the Companies Act 2006 to equity securities
       the    within the meaning of Section 560 of
       the Companies Act 2006  for cash under   the
       authority granted by such resolution, and/or
       where the allotment is       treated as an
       allotment of equity securities under Section
       560(2)(b) of the   Companies Act 2006 as if
       Section 561(1) of the Companies Act 2006 did
       not     apply to any such allotment, such power
       to be limited:  a  to the allotment   of equity
       securities in connection with an offer of equity
       securities  but in the case of the authority
       granted under paragraph (b) of Resolution 9,
       by way of a rights issue only);  b  to ordinary
       shareholders in proportion (as       nearly
       as may be practicable) to their existing shareholdings;
       and CONTD.

CONT   .CONTD (ii) to the holders of other equity securities,    Non-Voting
       as required by the     rights of those securities,
       or as the Directors otherwise consider necessary,
       and so that the Directors may impose limits
       or restrictions and make any      arrangements
       which it considers necessary or appropriate
       to deal with         treasury shares, fractional
       entitlements, record dates, legal, regulatory
       or  practical problems in, or under the laws
       of, any territory or other matter;   and  b
       in the case of the authority granted under
       paragraph  a  of           resolution 10 and/or
       in the case of a transfer of treasury shares
       which is    treated as an allotment of equity
       securities under Section 560 2  b  of the
       Companies Act 2006, to the allotment  otherwise
       than under paragraph  a  of   this resolution
       10  of equity securities up to a nominal amount
       of GBP        445,202.52, such authority to
       expire at the conclusion of the next AGM or,
       or, if earlier, the close of the business
       on 30 JUN 2011, CON

CONT   .CONTD into agreements during the relevant period         Non-Voting
       which would, or might,      require shares
       to be allotted or rights to subscribe for or
       to convert        securities into share to
       be granted after the authority ends and the
       Directors may allot shares or grant
       rights to subscribe for or to convert     securities
       into share under any such offer or agreement
       as if the authority   had not ended

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       701 of the companies Act   2006 to make one
       or more market purchases   within the meaning
       of the section 693 4  of the companies act
       2006  of ordinary shares of one penny each
       in the capital of the Company, subject to the
       following restrictions and provisions:  a
       the maximum number of ordinary shares hereby
       authorized to be purchased   is 89,040,503;
       b  the minimum price which may be paid for
       any such ordinary  share is one penny per share;
       c  the maximum price, exclusive of expenses,
       which may be paid for any such ordinary share
       shall be the higher of  i  the  amount equal
       to 105 percent of the average of the closing
       middle market       quotations for an ordinary
       share  as derived from the London stock Exchange
       Daily official List  for the 5 business days
       immediately preceding the day on which the
       ordinary share is purchased and  ii  the amount
       stipulated CONTD.

CONT   .CONTD by Article 5 1  of the buy-back and stabilization  Non-Voting regulations 2003  in each case exclusive of
       expenses ; and  d  the authority hereby conferred
       shall, unless previously revoked or varied,
       expire at the conclusion of the   next AGM
       of the Company, or if earlier, the close of
       the business on 30 JUN   2011 save in relation
       to purchases of ordinary shares the contract
       for which  was concluded before the expiry
       of this authority and which will make a
       purchase of ordinary shares in pursuance
       of such contract; all previous       unutilized
       authorities for the Company to make market
       purchases of ordinary   shares are revoked,
       in relation to the purchase of shares under
       a contract or contracts concluded before the
       date of this Resolution and where such
       purchase has not yet been executed

S.12   Approve that the general meeting of the Company,          Mgmt          For                            For
       other than an AGM of the     Company, may be
       called on not less than 14 clear day's notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting
       RESOLUTION CHANGED TO SPECIAL RESOLUTION. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

--------------------------------------------------------------------------------------------------------------------------
 AK STEEL HOLDING CORPORATION                                                                Agenda Number:  933240006
--------------------------------------------------------------------------------------------------------------------------
    Security:  001547108                                                             Meeting Type:  Annual
      Ticker:  AKS                                                                   Meeting Date:  27-May-2010
        ISIN:  US0015471081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD A. ABDOO                                          Mgmt          For                            For
       JOHN S. BRINZO                                            Mgmt          For                            For
       DENNIS C. CUNEO                                           Mgmt          For                            For
       WILLIAM K. GERBER                                         Mgmt          For                            For
       DR. BONNIE G. HILL                                        Mgmt          For                            For
       ROBERT H. JENKINS                                         Mgmt          For                            For
       RALPH S. MICHAEL, III                                     Mgmt          For                            For
       SHIRLEY D. PETERSON                                       Mgmt          For                            For
       DR. JAMES A. THOMSON                                      Mgmt          For                            For
       JAMES L. WAINSCOTT                                        Mgmt          For                            For

02     RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT         Mgmt          For                            For
       OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

03     TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE       Mgmt          For                            For
       GOALS UNDER THE COMPANY'S LONG-TERM PERFORMANCE
       PLAN;

04     TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE       Mgmt          For                            For
       GOALS UNDER THE COMPANY'S STOCK INCENTIVE PLAN;
       AND

05     TO APPROVE THE COMPANY'S AMENDED AND RESTATED             Mgmt          For                            For
       STOCK INCENTIVE PLAN.

--------------------------------------------------------------------------------------------------------------------------
 ALPHA NATURAL RESOURCES, INC.                                                               Agenda Number:  933225319
--------------------------------------------------------------------------------------------------------------------------
    Security:  02076X102                                                             Meeting Type:  Annual
      Ticker:  ANR                                                                   Meeting Date:  19-May-2010
        ISIN:  US02076X1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MICHAEL J. QUILLEN                                        Mgmt          For                            For
       WILLIAM J. CROWLEY JR.                                    Mgmt          For                            For
       KEVIN S. CRUTCHFIELD                                      Mgmt          For                            For
       E. LINN DRAPER, JR.                                       Mgmt          For                            For
       GLENN A. EISENBERG                                        Mgmt          For                            For
       JOHN W. FOX, JR.                                          Mgmt          For                            For
       P. MICHAEL GIFTOS                                         Mgmt          For                            For
       JOEL RICHARDS, III                                        Mgmt          For                            For
       JAMES F. ROBERTS                                          Mgmt          For                            For
       TED G. WOOD                                               Mgmt          For                            For

2      APPROVE THE ADOPTION OF THE COMPANY'S 2010 LONG-TERM      Mgmt          For                            For
       INCENTIVE PLAN.

3      RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM, KPMG LLP.

--------------------------------------------------------------------------------------------------------------------------
 ANADARKO PETROLEUM CORPORATION                                                              Agenda Number:  933231160
--------------------------------------------------------------------------------------------------------------------------
    Security:  032511107                                                             Meeting Type:  Annual
      Ticker:  APC                                                                   Meeting Date:  18-May-2010
        ISIN:  US0325111070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: H. PAULETT EBERHART                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PRESTON M. GEREN III                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES T. HACKETT                    Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       AUDITORS.

03     STOCKHOLDER PROPOSAL - AMENDMENT TO NON-DISCRIMINATION    Shr           Against                        For
       POLICY.

04     STOCKHOLDER PROPOSAL - AMENDMENT TO BY-LAWS:              Shr           Against                        For
       REIMBURSEMENT OF PROXY EXPENSES.

--------------------------------------------------------------------------------------------------------------------------
 APACHE CORPORATION                                                                          Agenda Number:  933215065
--------------------------------------------------------------------------------------------------------------------------
    Security:  037411105                                                             Meeting Type:  Annual
      Ticker:  APA                                                                   Meeting Date:  06-May-2010
        ISIN:  US0374111054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: EUGENE C. FIEDOREK                  Mgmt          For                            For

02     ELECTION OF DIRECTOR: PATRICIA ALBJERG GRAHAM             Mgmt          For                            For

03     ELECTION OF DIRECTOR: F.H. MERELLI                        Mgmt          For                            For

04     RATIFICATION OF ERNST & YOUNG AS APACHE'S INDEPENDENT     Mgmt          For                            For
       AUDITORS.

--------------------------------------------------------------------------------------------------------------------------
 BERRY PETROLEUM COMPANY                                                                     Agenda Number:  933222705
--------------------------------------------------------------------------------------------------------------------------
    Security:  085789105                                                             Meeting Type:  Annual
      Ticker:  BRY                                                                   Meeting Date:  12-May-2010
        ISIN:  US0857891057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       J. BRYANT                                                 Mgmt          For                            For
       R. BUSCH III                                              Mgmt          For                            For
       W. BUSH                                                   Mgmt          For                            For
       S. CROPPER                                                Mgmt          For                            For
       J. GAUL                                                   Mgmt          For                            For
       R. HEINEMANN                                              Mgmt          For                            For
       T. JAMIESON                                               Mgmt          For                            For
       J. KELLER                                                 Mgmt          For                            For
       M. YOUNG                                                  Mgmt          For                            For

2      APPROVAL OF THE 2010 EQUITY INCENTIVE PLAN.               Mgmt          For                            For

3      RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM (INDEPENDENT AUDITORS).

--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  702100633
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2009
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the 2009 Financial Statements and              Mgmt          For                            For
       Reports for BHP Billiton Limited and BHP Billiton
       Plc

2.     To re-elect Mr. Carlos Cordeiro as a Director             Mgmt          For                            For
       of BHP Billiton Limited and BHP Billiton Plc

3.     To re-elect Mr. David Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited and BHP Billiton Plc

4.     To re-elect The Hon E Gail de Planque as a Director       Mgmt          For                            For
       of BHP Billiton Limited and BHP Billiton Plc

5.     To re-elect Mr. Marius Kloppers as a Director             Mgmt          For                            For
       of BHP Billiton Limited and BHP Billiton Plc

6.     To re-elect Mr. Don Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited and BHP Billiton Plc

7.     To re-elect Mr. Wayne Murdy as a Director of              Mgmt          For                            For
       BHP Billiton Limited and BHP Billiton Plc

8.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc

9.     To renew the general authority to issue shares            Mgmt          For                            For
       in BHP Billiton Plc

10.    To renew the disapplication of pre-emption rights         Mgmt          For                            For
       in BHP Billiton Plc

11.    To approve the repurchase of shares in BHP Billiton       Mgmt          For                            For
       Plc

12.i   To approve the cancellation of shares in BHP              Mgmt          For                            For
       Billiton Plc held by BHP Billiton Limited on
       30 April 2010

12.ii  To approve the cancellation of shares in BHP              Mgmt          For                            For
       Billiton Plc held by BHP Billiton Limited on
       17 June 2010

12iii  To approve the cancellation of shares in BHP              Mgmt          For                            For
       Billiton Plc held by BHP Billiton Limited on
       15 September 2010

12.iv  To approve the cancellation of shares in BHP              Mgmt          For                            For
       Billiton Plc held by BHP Billiton Limited on
       11 November 2010

13.    To approve the 2009 Remuneration Report                   Mgmt          For                            For

14.    To approve the grant of awards to Mr. Marius              Mgmt          For                            For
       Kloppers under the GIS and the LTIP

       PLEASE NOTE THAT EACH OF BHP BILLITON LIMITED             Non-Voting
       AND BHP BILLITON PLC WILL DISREGARD ANY VOTE
       CAST ON RESOLUTION 14 BY MR. MARIUS KLOPPERS
       OR ANY OF HIS ASSOCIATES, UNLESS THE VOTE IS
       CAST AS PROXY FOR A PERSON ENTITLED TO VOTE
       IN ACCORDANCE WITH A DIRECTION ON THE PROXY
       FORM OR UNLESS THE VOTE IS CAST BY A PERSON
       CHAIRING THE MEETING AS PROXY FOR A PERSON
       WHO IS ENTITLED TO VOTE IN ACCORDANCE WITH
       A DIRECTION ON THE PROXY FORM TO VOTE AS THE
       PROXY DECIDES. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF THE RESOLUTIONS AND INSERTION OF
       AN ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 BRIGHAM EXPLORATION COMPANY                                                                 Agenda Number:  933267759
--------------------------------------------------------------------------------------------------------------------------
    Security:  109178103                                                             Meeting Type:  Annual
      Ticker:  BEXP                                                                  Meeting Date:  26-May-2010
        ISIN:  US1091781039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BEN M. BRIGHAM                                            Mgmt          For                            For
       DAVID T. BRIGHAM                                          Mgmt          For                            For
       HAROLD D. CARTER                                          Mgmt          For                            For
       STEPHEN C. HURLEY                                         Mgmt          For                            For
       STEPHEN P. REYNOLDS                                       Mgmt          For                            For
       HOBART A. SMITH                                           Mgmt          For                            For
       DR. SCOTT W. TINKER                                       Mgmt          For                            For

02     APPROVAL OF THE APPOINTMENT OF KPMG LLP AS THE            Mgmt          For                            For
       COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 CAMERON INTERNATIONAL CORPORATION                                                           Agenda Number:  933217401
--------------------------------------------------------------------------------------------------------------------------
    Security:  13342B105                                                             Meeting Type:  Annual
      Ticker:  CAM                                                                   Meeting Date:  12-May-2010
        ISIN:  US13342B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL E. PATRICK                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JON ERIK REINHARDSEN                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BRUCE W. WILKINSON                  Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS FOR 2010.

--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  933232681
--------------------------------------------------------------------------------------------------------------------------
    Security:  171798101                                                             Meeting Type:  Annual
      Ticker:  XEC                                                                   Meeting Date:  19-May-2010
        ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HANS HELMERICH                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: HAROLD R. LOGAN, JR.                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MONROE W. ROBERTSON                 Mgmt          For                            For

2      IN ORDER TO OBTAIN THE FEDERAL INCOME TAX DEDUCTION       Mgmt          For                            For
       BENEFITS UNDER SECTION 162(M) OF THE INTERNAL
       REVENUE CODE, APPROVE A REVISION TO THE MAXIMUM
       NUMBER OF SHARES THAT MAY BE ISSUED UNDER THE
       PERFORMANCE AWARDS.

3      RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR 2010.

--------------------------------------------------------------------------------------------------------------------------
 CONCHO RESOURCES INC                                                                        Agenda Number:  933267519
--------------------------------------------------------------------------------------------------------------------------
    Security:  20605P101                                                             Meeting Type:  Annual
      Ticker:  CXO                                                                   Meeting Date:  09-Jun-2010
        ISIN:  US20605P1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAY M. POAGE                                              Mgmt          For                            For
       A. WELLFORD TABOR                                         Mgmt          For                            For

02     TO RATIFY THE SELECTION OF GRANT THORNTON LLP             Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING
       DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 CRIMSON EXPLORATION, INC.                                                                   Agenda Number:  933259308
--------------------------------------------------------------------------------------------------------------------------
    Security:  22662K207                                                             Meeting Type:  Annual
      Ticker:  CXPO                                                                  Meeting Date:  18-May-2010
        ISIN:  US22662K2078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       ALLAN D. KEEL                                             Mgmt          For                            For
       B. JAMES FORD                                             Mgmt          For                            For
       ADAM C. PIERCE                                            Mgmt          For                            For
       LEE B. BACKSEN                                            Mgmt          For                            For
       LON MCCAIN                                                Mgmt          For                            For
       CASSIDY J. TRAUB                                          Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS OUR INDEPENDENT ACCOUNTANTS FOR THE
       FISCAL YEAR ENDING 12/31/2010.

3      TO TRANSACT SUCH OTHER BUSINESS AS MAY ARISE              Mgmt          For                            For
       THAT CAN BE PROPERLY CONDUCTED AT THE MEETING
       OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 CUMMINS INC.                                                                                Agenda Number:  933207804
--------------------------------------------------------------------------------------------------------------------------
    Security:  231021106                                                             Meeting Type:  Annual
      Ticker:  CMI                                                                   Meeting Date:  11-May-2010
        ISIN:  US2310211063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT J. BERNHARD                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANKLIN R. CHANG-DIAZ              Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROBERT K. HERDMAN                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ALEXIS M. HERMAN                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: N. THOMAS LINEBARGER                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM I. MILLER                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: GEORGIA R. NELSON                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THEODORE M. SOLSO                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CARL WARE                           Mgmt          For                            For

10     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS AUDITORS FOR THE YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 DRIL-QUIP, INC.                                                                             Agenda Number:  933240448
--------------------------------------------------------------------------------------------------------------------------
    Security:  262037104                                                             Meeting Type:  Annual
      Ticker:  DRQ                                                                   Meeting Date:  12-May-2010
        ISIN:  US2620371045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALEXANDER P. SHUKIS                                       Mgmt          For                            For

02     APPROVAL OF THE APPOINTMENT OF BDO SEIDMAN LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 EQT CORPORATION                                                                             Agenda Number:  933198601
--------------------------------------------------------------------------------------------------------------------------
    Security:  26884L109                                                             Meeting Type:  Annual
      Ticker:  EQT                                                                   Meeting Date:  21-Apr-2010
        ISIN:  US26884L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       VICKY A. BAILEY                                           Mgmt          For                            For
       MURRY S. GERBER                                           Mgmt          For                            For
       GEORGE L. MILES, JR.                                      Mgmt          For                            For
       JAMES W. WHALEN                                           Mgmt          For                            For

2      RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS

3      SHAREHOLDER PROPOSAL REGARDING A MAJORITY VOTE            Shr           For                            Against
       STANDARD IN DIRECTOR ELECTIONS

4      SHAREHOLDER PROPOSAL REGARDING SUSTAINABILITY             Shr           Against                        For
       REPORT/CLIMATE CHANGE DISCLOSURE

--------------------------------------------------------------------------------------------------------------------------
 FIRST QUANTUM MINERALS LTD.                                                                 Agenda Number:  933264652
--------------------------------------------------------------------------------------------------------------------------
    Security:  335934105                                                             Meeting Type:  Annual
      Ticker:  FQVLF                                                                 Meeting Date:  20-May-2010
        ISIN:  CA3359341052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PHILIP K.R. PASCALL                                       Mgmt          No vote                        *
       G. CLIVE NEWALL                                           Mgmt          No vote                        *
       MARTIN ROWLEY                                             Mgmt          No vote                        *
       RUPERT PENNANT-REA                                        Mgmt          No vote                        *
       ANDREW ADAMS                                              Mgmt          No vote                        *
       MICHAEL MARTINEAU                                         Mgmt          No vote                        *
       PETER ST. GEORGE                                          Mgmt          No vote                        *
       PAUL BRUNNER                                              Mgmt          No vote                        *

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          No vote                        *
       AUDITORS OF THE COMPANY AND AUTHORIZING THE
       DIRECTORS TO FIX THE REMUNERATION.

03     TO ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION          Mgmt          No vote                        *
       DISCLOSED IN THE COMPANY'S MANAGEMENT INFORMATION
       CIRCULAR DELIVERED IN ADVANCE OF THE 2010 ANNUAL
       MEETING OF SHAREHOLDERS.

--------------------------------------------------------------------------------------------------------------------------
 FREEPORT-MCMORAN COPPER & GOLD INC.                                                         Agenda Number:  933262064
--------------------------------------------------------------------------------------------------------------------------
    Security:  35671D857                                                             Meeting Type:  Annual
      Ticker:  FCX                                                                   Meeting Date:  09-Jun-2010
        ISIN:  US35671D8570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RICHARD C. ADKERSON                                       Mgmt          For                            For
       ROBERT J. ALLISON, JR.                                    Mgmt          For                            For
       ROBERT A. DAY                                             Mgmt          For                            For
       GERALD J. FORD                                            Mgmt          For                            For
       H. DEVON GRAHAM, JR.                                      Mgmt          For                            For
       CHARLES C. KRULAK                                         Mgmt          For                            For
       BOBBY LEE LACKEY                                          Mgmt          For                            For
       JON C. MADONNA                                            Mgmt          For                            For
       DUSTAN E. MCCOY                                           Mgmt          For                            For
       JAMES R. MOFFETT                                          Mgmt          For                            For
       B. M. RANKIN, JR.                                         Mgmt          For                            For
       STEPHEN H. SIEGELE                                        Mgmt          For                            For

2      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

3      ADOPTION OF THE AMENDED AND RESTATED 2006 STOCK           Mgmt          For                            For
       INCENTIVE PLAN.

4      STOCKHOLDER PROPOSAL REGARDING THE SELECTION              Shr           For                            Against
       OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE
       TO BE RECOMMENDED FOR ELECTION TO THE COMPANY'S
       BOARD OF DIRECTORS.

5      STOCKHOLDER PROPOSAL REGARDING THE ADOPTION               Shr           For                            Against
       OF A POLICY REQUIRING SENIOR EXECUTIVES TO
       RETAIN SHARES ACQUIRED THROUGH EQUITY COMPENSATION
       PROGRAMS UNTIL TWO YEARS FOLLOWING TERMINATION
       OF THEIR EMPLOYMENT.

--------------------------------------------------------------------------------------------------------------------------
 GREEN PLAINS RENEWABLE ENERGY, INC.                                                         Agenda Number:  933237174
--------------------------------------------------------------------------------------------------------------------------
    Security:  393222104                                                             Meeting Type:  Annual
      Ticker:  GPRE                                                                  Meeting Date:  05-May-2010
        ISIN:  US3932221043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES CROWLEY                                             Mgmt          For                            For
       GORDON GLADE                                              Mgmt          For                            For
       GARY PARKER                                               Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 HALLIBURTON COMPANY                                                                         Agenda Number:  933223668
--------------------------------------------------------------------------------------------------------------------------
    Security:  406216101                                                             Meeting Type:  Annual
      Ticker:  HAL                                                                   Meeting Date:  19-May-2010
        ISIN:  US4062161017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: A.M. BENNETT                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.R. BOYD                           Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. CARROLL                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: N.K. DICCIANI                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: S.M. GILLIS                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: J.T. HACKETT                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D.J. LESAR                          Mgmt          For                            For

1H     ELECTION OF DIRECTOR: R.A. MALONE                         Mgmt          For                            For

1I     ELECTION OF DIRECTOR: J.L. MARTIN                         Mgmt          For                            For

1J     ELECTION OF DIRECTOR: D.L. REED                           Mgmt          For                            For

02     PROPOSAL FOR RATIFICATION OF THE SELECTION OF             Mgmt          For                            For
       AUDITORS.

03     PROPOSAL ON HUMAN RIGHTS POLICY.                          Shr           Against                        For

04     PROPOSAL ON POLITICAL CONTRIBUTIONS.                      Shr           Against                        For

05     PROPOSAL ON EXECUTIVE COMPENSATION POLICIES.              Shr           Against                        For

06     PROPOSAL ON SPECIAL SHAREOWNER MEETINGS.                  Shr           Against                        For

--------------------------------------------------------------------------------------------------------------------------
 HERITAGE OIL LIMITED, ST HELIER                                                             Agenda Number:  702186809
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4509M102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Jan-2010
        ISIN:  JE00B2Q4TN56
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed disposal by the Company              Mgmt          For                            For
       of its entire interests in Block 1 and Block
       3A, and certain other assets, in Uganda as
       specified to holders   of Ordinary Shares in
       the Company and holders of Exchangeable Shares
       in       Heritage Oil Corporation dated 21
       DEC 2009 (the Circular) and (i) on the
       terms and subject to the conditions of the
       agreement for the disposal dated   18 DEC 2009
       between the Company, Heritage Oil & Gas Limited
       and Eni           International B.V. (the Disposal
       Agreement) or, in the alternative, (ii) on
       the terms and subject to the conditions of
       an agreement for the disposal to   be entered
       into between the Company, Heritage Oil & Gas
       Limited and Tullow    Oil plc (Tullow) and/or
       a wholly-owned affiliate of Tullow CONTD.

-      CONTD. (which shall contain the same terms and            Non-Voting
       conditions as the Disposal     Agreement, save
       that Tullow shall be the purchaser instead
       of Eni             International B.V.) (as
       specified), and authorize the Directors of
       the        Company (or a duly authorized Committee
       thereof) to do or procure to be done  all such
       acts and things on behalf of the Company and
       any of its subsidiaries as they consider necessary
       or expedient for the purpose of giving effect
       to   either proposed disposal and this Resolution
       1 and to carry the same into     effect with
       such modifications, variations, revisions,
       waivers or amendments  as the Directors of
       the Company (or a duly authorized Committee
       thereof) may  in their absolute discretion
       think fit, provided such modifications,
       variations, revisions, waivers or amendments
       are not of a material nature

S.2    Authorize the Directors, pursuant to Article              Mgmt          For                            For
       57 of the Companies (Jersey) Law 1991, to make
       market purchases of ordinary shares of no par
       value in the      capital of the Company (Ordinary
       Shares), provided that: i) the maximum
       number of Ordinary Shares authorized to be
       purchased is 28,755,194            (representing
       approximately 10.00% of the Company's Voting
       Share Capital (as  specified); ii) the minimum
       price, exclusive of any expenses, which may
       be    paid for an Ordinary Share is GBP 0.01;
       iii) the maximum price, exclusive of  any expenses,
       which may be paid for an Ordinary Share shall
       be the higher of: A) an amount equal to 5%
       above the average of the middle market quotations
       CONTD.

-      CONTD. for Ordinary Shares taken from the London          Non-Voting
       Stock Exchange Daily         Official List
       for the 5 business days immediately preceding
       the day on which  such shares are contracted
       to be purchased; and B) the higher of the price
       of the last independent trade and the highest
       current independent bid on the     London Stock
       Exchange Daily Official List at the time that
       the purchase is    carried out; and  Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2010 ; the Company,
       before the expiry, may make a       contract
       to purchase ordinary shares which will or may
       be executed wholly or  partly after such expiry;
       and pursuant to Article 58A of the Companies
       (Jersey) Law 1991, to hold as treasury
       shares any Ordinary Shares purchased   pursuant
       to the authority conferred by in this Resolution

--------------------------------------------------------------------------------------------------------------------------
 HERITAGE OIL LIMITED, ST HELIER                                                             Agenda Number:  702446609
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4509M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2010
        ISIN:  JE00B2Q4TN56
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Directors' repot and the financial            Mgmt          For                            For
       statements of the Company for  the YE 31 DEC
       2009, together with the report of the Auditor's

2      Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the financial         statements and reports
       of the Company for the YE 31 DEC 2009

3      Re-elect Paul Atherton as a Director of the               Mgmt          For                            For
       Company

4      Re-elect Michael Hibberd as a Director of the             Mgmt          For                            For
       Company

5      Appointment of KPMG Audit Plc as the Auditor              Mgmt          For                            For
       of the Company to hold office    from the conclusion
       of this AGM to the conclusion of the next AGM

6      Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

7      Authorize the Directors of the Company, by the            Mgmt          For                            For
       Article 10.4 of the Articles   of Association
       of the Company shall be renewed and for this
       purpose the       authorized allotment number
       shall be 95,000,000 ordinary shares of no par
       value, the Non pre-emptive number shall
       be 28,788,693 ordinary shares of no   par value
       end the allotment period shall be the period
       commencing on 17 JUN   2010 and ending on the
       conclusion of the next AGM or, if earlier,
       17 SEP      2011, unless previously renewed,
       varied or revoked by the Company in general
       meeting, and the Directors may during such
       allotment period, make offers or   arrangements
       which would or might require securities to
       be allotted or sold   after the expiry of such
       allotment period

S.8    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Article 57 of the         Companies  Jersey
       Law 1991, to make market purchases or ordinary
       shares of   no par value in the capital of
       the Company  ordinary shares ; i) the maximum
       numbers of ordinary shares authorized to be
       purchased is 28,786,693           representing
       approximately  10% of the Company's voting
       shares capital        comprising ordinary shares
       and exchangeable shares of Heritage Oil
       Corporation  as at 18 MAY 2010; ii)
       the minimum price, exclusive of any       expenses,
       which may be paid for an ordinary shares is
       GBP 0.01; iii) the maximum price, exclusive
       of any expenses, which may be paid for an ordinary
       shares    shall be the higher of ; A) an amount
       equal to 5% above the average of the    middle
       market quotations for ordinary shares taken
       CONTD..

CONTD  CONTD from the London Stock Exchange Daily Official       Non-Voting
       List for the five         business days immediately
       preceding the day on which such shares are
       contracted to be purchases; B) the
       higher of the price of the last
       independent trade and the highest current independent
       bid on the London Stock Exchange Daily Official
       List at the time that the purchases is carried
       out;   iv) the authority hereby conferred shall
       expire on the conclusion of the AGM  of the
       Company to be hold in 2011  except that the
       Company may make a         contract to purchase
       ordinary shares under this authority before
       the expiry   of this authority, CONTD

CONTD  CONTD which will or may be executed wholly or             Non-Voting
       partly after the expiry of this authority,
       and may make purchases or ordinary shares in
       pursuance of any such contract as in such authority
       had not expired ; pursuant to Article 58A of
       the Companies  Jersey  Law 1991, to hold
       as treasury shares any ordinary      shares
       purchased pursuant to the authority conferred
       by this resolution CONTD

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN AMOUNTS IN THE RESOLUTION 7. CHANGE IN DIRECTOR
       NAME. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 HOLLY CORPORATION                                                                           Agenda Number:  933212514
--------------------------------------------------------------------------------------------------------------------------
    Security:  435758305                                                             Meeting Type:  Annual
      Ticker:  HOC                                                                   Meeting Date:  05-May-2010
        ISIN:  US4357583057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BUFORD P. BERRY                                           Mgmt          For                            For
       MATTHEW P. CLIFTON                                        Mgmt          For                            For
       LELDON E. ECHOLS                                          Mgmt          For                            For
       ROBERT G. MCKENZIE                                        Mgmt          For                            For
       JACK P. REID                                              Mgmt          For                            For
       PAUL T. STOFFEL                                           Mgmt          For                            For
       TOMMY A. VALENTA                                          Mgmt          For                            For

02     RATIFICATION OF THE RECOMMENDATION OF THE COMPANY'S       Mgmt          For                            For
       AUDIT COMMITTEE, ENDORSED BY THE BOARD, OF
       THE SELECTION OF ERNST & YOUNG, LLP, AN INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S
       AUDITOR FOR THE YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 IAMGOLD CORPORATION                                                                         Agenda Number:  933256148
--------------------------------------------------------------------------------------------------------------------------
    Security:  450913108                                                             Meeting Type:  Annual
      Ticker:  IAG                                                                   Meeting Date:  19-May-2010
        ISIN:  CA4509131088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEREK BULLOCK                                             Mgmt          For                            For
       JOHN E. CALDWELL                                          Mgmt          For                            For
       DONALD K. CHARTER                                         Mgmt          For                            For
       W. ROBERT DENGLER                                         Mgmt          For                            For
       GUY G. DUFRESNE                                           Mgmt          For                            For
       PETER C. JONES                                            Mgmt          For                            For
       MAHENDRA NAIK                                             Mgmt          For                            For
       WILLIAM D. PUGLIESE                                       Mgmt          For                            For
       JOHN SHAW                                                 Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP CHARTERED ACCOUNTANTS,            Mgmt          For                            For
       AS AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

03     RESOLVED, ON AN ADVISORY BASIS AND NOT TO DIMINISH        Mgmt          For                            For
       THE ROLE AND RESPONSIBILITIES OF THE BOARD
       OF DIRECTORS OF THE CORPORATION, THAT THE SHAREHOLDERS
       ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION
       DISCLOSED IN THE CORPORATION'S INFORMATION
       CIRCULAR DELIVERED IN ADVANCE OF THE 2010 ANNUAL
       MEETING OF SHAREHOLDERS.

--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702109263
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Nov-2009
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 33% participating              Mgmt          For                            For
       interest in PetroKazakhstan Inc. from JSC NC
       KazManaiGas

--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702271406
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Mar-2010
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

1.1    Election of Askar Balzhanov as a Member to the            Mgmt          For                            For
       Board of Directors of

1.2    Election of Tolegen Bozzhanov as a Member to              Mgmt          For                            For
       the Board of Directors of

1.3    Election of Yerzhan Zhangaulov as a Member to             Mgmt          For                            For
       the Board of Directors of

1.4    Election of Kenzhebek Ibrashev as a Member to             Mgmt          For                            For
       the Board of Directors of

1.5    Election of Paul Manduca as an Independent Director       Mgmt          For                            For
       to the Board of Directors

1.6    Election of Assiya Syrgabekova as a Member to             Mgmt          For                            For
       the Board of Directors of

1.7    Election of Edward Walshe as an Independent               Mgmt          For                            For
       Director to the Board of

2      Approve to determine the term of appointment              Mgmt          For                            For
       of the Board of Directors equal  to 3 years,
       which expires on the date of a general meeting
       of shareholders to elect the new Board of Directors

--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702426986
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-May-2010
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual financial statements of the            Mgmt          For                            For
       Company for 2009

2      Approve the procedure for net income distribution         Mgmt          For                            For
       of the Company - full name: KazMunaiGas Exploration
       Production Joint-Stock Company; place of performance:
       Kabanbay Batyr, 17, Astana, 010000, Republic
       of Kazakhstan; bank details: TRN 620100210124,
       IIC 027467201, BIC 195301603, Halyk Bank of
       Kazakhstan, Astana  Regional Branch - and the
       dividend rate per common and preferred share:
       1)    2009 dividend rate per common share of
       the Company: 704.00 tenge (including   tax
       payable in the manner prescribed by the legislation
       of the Republic of    Kazakhstan); 2) 2009
       dividend rate per preferred share of the Company
       -       704.00 tenge (including tax payable
       in the manner prescribed by the           legislation
       of the Republic of Kazakhstan); 3) procedure
       for distribution of  the net profit for CONTD.

CONT   CONTD. the reported financial year in the amount          Non-Voting
       of 209,726,900 thousand      tenge in accordance
       with the 2009 audited consolidated financial
       statements:  - for dividend payment - amount
       equal to the product of the 2009 dividend
       rate per common and preferred share and
       the number of respective shares in    circulation
       at the fixing date for the list of shareholders
       entitled to       receive dividends; - the
       remainder to be left at the disposal of the
       Company. 4) the list of shareholders entitled
       to receive dividends to be fixed on 07   JUN
       2010 at 12.00 am; 5) dividend payment commences
       on 12 JUL 2010; 6)        procedure for and
       the form of dividend payment: bank transfer
       to bank         accounts of shareholders according
       to the list of shareholders entitled to
       receive dividends; K. Ibrashev, General Director
       and Chairman of the          Management Board,
       is to take necessary measures arising from
       this resolution  in compliance with laws of
       the Republic of Kazakhstan

3      Approve the 2009 annual report                            Mgmt          For                            For

4      Approve the review of shareholders' inquiries             Mgmt          For                            For
       with respect to actions of the  Company or
       its officers and the results of such review

5      Approve the information on remuneration for               Mgmt          For                            For
       the Board of Directors and the    Management
       Board for 2009

6      Approve the 2009 performance report for the               Mgmt          For                            For
       Board of Directors and the        Management
       Board

7      Appointment of Ernst and Young LLP as the Audit           Mgmt          For                            For
       Company to audit interim      financial statements
       for the six months of 2010 and financial statements
       and  reporting package for consolidation with
       National Company KazMunaiGas for the YE 31
       DEC 2010

8      Appointment of Philip Dayer as an Independent             Mgmt          For                            For
       Director, member of the Board   of Directors
       of KazMunaiGas Exploration Production

9      Amend Sections 12 and 13 of the Company Charter           Mgmt          For                            For
       as  specified

10     Approve to determine the specified remuneration           Mgmt          For                            For
       and terms for remuneration    paid to Independent
       Directors - Members of the Board of Directors
       from the    date of their appointment to the
       Board of Directors: annual fee USD 150,000
       per year; participation in the Board of Directors
       meetings: in-person USD     10,000 per meeting;
       participation via telephone or video conference
       USD 5,000 per meeting; Chairmanship of Committees:
       Audit Committee USD 25,000; Strategy Planning
       Committee USD 15,000; Remunerations Committee
       USD 15,000; meetings   of Independent Directors
       USD 2,500 per meeting (as necessary, but no
       more     than eight meetings per year); authorize
       A. Balzhanov, Chairman of the Board  of Directors,
       to sign contracts based on the above terms
       with Independent     Directors on behalf of
       the Company

--------------------------------------------------------------------------------------------------------------------------
 KEY ENERGY SERVICES, INC.                                                                   Agenda Number:  933224583
--------------------------------------------------------------------------------------------------------------------------
    Security:  492914106                                                             Meeting Type:  Annual
      Ticker:  KEG                                                                   Meeting Date:  20-May-2010
        ISIN:  US4929141061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LYNN R. COLEMAN                                           Mgmt          For                            For
       KEVIN P. COLLINS                                          Mgmt          For                            For
       W. PHILLIP MARCUM                                         Mgmt          For                            For
       WILLIAM F. OWENS                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS       Mgmt          For                            For
       OF GRANT THORNTON LLP, AN INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S INDEPENDENT
       AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORPORATION                                                                    Agenda Number:  933228579
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  Annual
      Ticker:  KGC                                                                   Meeting Date:  05-May-2010
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN A. BROUGH                                            Mgmt          For                            For
       TYE W. BURT                                               Mgmt          For                            For
       JOHN K. CARRINGTON                                        Mgmt          For                            For
       JOHN M.H. HUXLEY                                          Mgmt          For                            For
       JOHN A. KEYES                                             Mgmt          For                            For
       C. MCLEOD-SELTZER                                         Mgmt          For                            For
       GEORGE F. MICHALS                                         Mgmt          For                            For
       JOHN E. OLIVER                                            Mgmt          For                            For
       TERENCE C.W. REID                                         Mgmt          For                            For

02     TO APPROVE THE APPOINTMENT OF KPMG LLP, CHARTERED         Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE COMPANY FOR
       THE ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS
       TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 LOUISIANA-PACIFIC CORPORATION                                                               Agenda Number:  933207816
--------------------------------------------------------------------------------------------------------------------------
    Security:  546347105                                                             Meeting Type:  Annual
      Ticker:  LPX                                                                   Meeting Date:  06-May-2010
        ISIN:  US5463471053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LIZANNE C. GOTTUNG                                        Mgmt          For                            For
       DUSTAN E. MCCOY                                           Mgmt          For                            For
       COLIN D. WATSON                                           Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS LP'S INDEPENDENT AUDITOR FOR
       2010.

--------------------------------------------------------------------------------------------------------------------------
 MARINER ENERGY, INC.                                                                        Agenda Number:  933226107
--------------------------------------------------------------------------------------------------------------------------
    Security:  56845T305                                                             Meeting Type:  Annual
      Ticker:  ME                                                                    Meeting Date:  05-May-2010
        ISIN:  US56845T3059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALAN R. CRAIN, JR.                                        Mgmt          For                            For
       JOHN F. GREENE                                            Mgmt          For                            For
       LAURA A. SUGG                                             Mgmt          For                            For

02     RATIFICATION OF SELECTION OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 MASSEY ENERGY COMPANY                                                                       Agenda Number:  933252087
--------------------------------------------------------------------------------------------------------------------------
    Security:  576206106                                                             Meeting Type:  Annual
      Ticker:  MEE                                                                   Meeting Date:  18-May-2010
        ISIN:  US5762061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD M. GABRYS                                         Mgmt          Withheld                       Against
       DAN R. MOORE                                              Mgmt          Withheld                       Against
       BAXTER F. PHILLIPS, JR.                                   Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.

03     STOCKHOLDER PROPOSAL REGARDING A WATER MANAGEMENT         Shr           Abstain                        Against
       REPORT.

04     STOCKHOLDER PROPOSAL REGARDING GREENHOUSE GAS             Shr           Abstain                        Against
       EMISSIONS REDUCTION.

05     STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTING.           Shr           For                            Against

06     STOCKHOLDER PROPOSAL REGARDING DECLASSIFICATION           Shr           For                            *
       OF THE BOARD OF DIRECTORS.

--------------------------------------------------------------------------------------------------------------------------
 MONSANTO COMPANY                                                                            Agenda Number:  933172900
--------------------------------------------------------------------------------------------------------------------------
    Security:  61166W101                                                             Meeting Type:  Annual
      Ticker:  MON                                                                   Meeting Date:  26-Jan-2010
        ISIN:  US61166W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: FRANK V. ATLEE III                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: DAVID L. CHICOINE, PH.D             Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ARTHUR H. HARPER                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: GWENDOLYN S. KING                   Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     APPROVAL OF PERFORMANCE GOALS UNDER THE MONSANTO          Mgmt          For                            For
       COMPANY 2005 LONG-TERM INCENTIVE PLAN.

--------------------------------------------------------------------------------------------------------------------------
 MYR GROUP INC                                                                               Agenda Number:  933223567
--------------------------------------------------------------------------------------------------------------------------
    Security:  55405W104                                                             Meeting Type:  Annual
      Ticker:  MYRG                                                                  Meeting Date:  21-May-2010
        ISIN:  US55405W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LARRY F. ALTENBAUMER                                      Mgmt          No vote                        *
       WILLIAM A. KOERTNER                                       Mgmt          No vote                        *
       WILLIAM D. PATTERSON                                      Mgmt          No vote                        *

02     APPROVAL OF THE MYR GROUP INC. SENIOR MANAGEMENT          Mgmt          No vote                        *
       INCENTIVE PLAN.

03     APPROVAL OF THE MYR GROUP INC. 2007 LONG-TERM             Mgmt          No vote                        *
       INCENTIVE PLAN.

04     RATIFICATION OF THE APPOINTMENT OF ERNST AND              Mgmt          No vote                        *
       YOUNG LLP AS MYR GROUP INC.'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

--------------------------------------------------------------------------------------------------------------------------
 NEWFIELD EXPLORATION COMPANY                                                                Agenda Number:  933207791
--------------------------------------------------------------------------------------------------------------------------
    Security:  651290108                                                             Meeting Type:  Annual
      Ticker:  NFX                                                                   Meeting Date:  07-May-2010
        ISIN:  US6512901082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LEE K. BOOTHBY                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PHILIP J. BURGUIERES                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: PAMELA J. GARDNER                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN RANDOLPH KEMP III              Mgmt          For                            For

1E     ELECTION OF DIRECTOR: J. MICHAEL LACEY                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOSEPH H. NETHERLAND                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: HOWARD H. NEWMAN                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THOMAS G. RICKS                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JUANITA F. ROMANS                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: C.E. (CHUCK) SHULTZ                 Mgmt          For                            For

1K     ELECTION OF DIRECTOR: J. TERRY STRANGE                    Mgmt          For                            For

02     PROPOSAL TO APPROVE THE NEWFIELD EXPLORATION              Mgmt          For                            For
       COMPANY 2010 EMPLOYEE STOCK PURCHASE PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM, AS INDEPENDENT AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 NOBLE CORPORATION                                                                           Agenda Number:  933155714
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5833N103                                                             Meeting Type:  Special
      Ticker:  NE                                                                    Meeting Date:  29-Oct-2009
        ISIN:  CH0033347318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       GORDON T. HALL                                            Mgmt          For                            For
       JON A. MARSHALL                                           Mgmt          For                            For

2      APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       THE NOBLE CORPORATION 1991 STOCK OPTION AND
       RESTRICTED STOCK PLAN EFFECTIVE AS OF OCTOBER
       29, 2009

--------------------------------------------------------------------------------------------------------------------------
 NOBLE CORPORATION                                                                           Agenda Number:  933250261
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5833N103                                                             Meeting Type:  Annual
      Ticker:  NE                                                                    Meeting Date:  30-Apr-2010
        ISIN:  CH0033347318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MICHAEL A. CAWLEY                                         Mgmt          For                            For
       GORDON T. HALL                                            Mgmt          For                            For
       JACK E. LITTLE                                            Mgmt          For                            For

2      APPROVAL OF THE EXTENSION OF BOARD AUTHORITY              Mgmt          For                            For
       TO ISSUE AUTHORIZED SHARE CAPITAL UNTIL APRIL
       29, 2012.

3      APPROVAL OF THE PAYMENT OF A REGULAR DIVIDEND             Mgmt          For                            For
       THROUGH A REDUCTION OF THE PAR VALUE OF THE
       SHARES IN AN AMOUNT EQUAL TO SWISS FRANCS 0.52
       PER SHARE.

4      APPROVAL OF THE PAYMENT OF A SPECIAL DIVIDEND             Mgmt          For                            For
       THROUGH A REDUCTION OF THE PAR VALUE OF THE
       SHARES IN AN AMOUNT EQUAL TO SWISS FRANCS 0.56
       PER SHARE.

5      APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR.

6      APPROVAL OF THE 2009 ANNUAL REPORT, THE CONSOLIDATED      Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY FOR FISCAL
       YEAR 2009 AND THE STATUTORY FINANCIAL STATEMENTS
       OF THE COMPANY FOR EXTENDED FISCAL YEAR 2009.

7      APPROVAL OF THE DISCHARGE OF THE MEMBERS OF               Mgmt          For                            For
       THE BOARD OF DIRECTORS AND THE EXECUTIVE OFFICERS
       OF THE COMPANY FOR EXTENDED FISCAL YEAR 2009.

--------------------------------------------------------------------------------------------------------------------------
 NOBLE ENERGY, INC.                                                                          Agenda Number:  933216827
--------------------------------------------------------------------------------------------------------------------------
    Security:  655044105                                                             Meeting Type:  Annual
      Ticker:  NBL                                                                   Meeting Date:  27-Apr-2010
        ISIN:  US6550441058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JEFFREY L. BERENSON                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL A. CAWLEY                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: EDWARD F. COX                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: CHARLES D. DAVIDSON                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: THOMAS J. EDELMAN                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ERIC P. GRUBMAN                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: KIRBY L. HEDRICK                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: SCOTT D. URBAN                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: WILLIAM T. VAN KLEEF                Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT AUDITOR.

--------------------------------------------------------------------------------------------------------------------------
 OCCIDENTAL PETROLEUM CORPORATION                                                            Agenda Number:  933224761
--------------------------------------------------------------------------------------------------------------------------
    Security:  674599105                                                             Meeting Type:  Annual
      Ticker:  OXY                                                                   Meeting Date:  07-May-2010
        ISIN:  US6745991058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SPENCER ABRAHAM                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN S. CHALSTY                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: STEPHEN I. CHAZEN                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN E. FEICK                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ                 Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RAY R. IRANI                        Mgmt          For                            For

1H     ELECTION OF DIRECTOR: IRVIN W. MALONEY                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: AVEDICK B. POLADIAN                 Mgmt          For                            For

1J     ELECTION OF DIRECTOR: RODOLFO SEGOVIA                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: AZIZ D. SYRIANI                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ROSEMARY TOMICH                     Mgmt          For                            For

1M     ELECTION OF DIRECTOR: WALTER L. WEISMAN                   Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT          Mgmt          For                            For
       AUDITORS.

03     RE-APPROVAL OF PERFORMANCE GOALS UNDER INCENTIVE          Mgmt          For                            For
       PLAN PURSUANT TO TAX DEDUCTION RULES.

04     ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION            Mgmt          For                            For
       PHILOSOPHY AND PRACTICE.

05     ELIMINATION OF COMPENSATION OVER $500,000 PER             Shr           Against                        For
       YEAR.

06     POLICY TO SEPARATE CHAIRMAN AND CHIEF EXECUTIVE           Shr           Against                        For
       OFFICER ROLES.

07     PERCENTAGE OF STOCKHOLDER OWNERSHIP REQUIRED              Shr           Against                        For
       TO CALL SPECIAL MEETING OF STOCKHOLDERS.

08     REPORT ON ASSESSMENT OF HOST COUNTRY LAWS.                Shr           Against                        For

09     DIRECTOR ELECTION BY MAJORITY STOCKHOLDER VOTE.           Shr           Against                        For

10     REPORT ON INCREASING INHERENT SECURITY OF CHEMICAL        Shr           Against                        For
       FACILITIES.

11     POLICY ON ACCELERATED VESTING IN EVENT OF CHANGE          Shr           Against                        For
       IN CONTROL.

--------------------------------------------------------------------------------------------------------------------------
 OCEANEERING INTERNATIONAL, INC.                                                             Agenda Number:  933226967
--------------------------------------------------------------------------------------------------------------------------
    Security:  675232102                                                             Meeting Type:  Annual
      Ticker:  OII                                                                   Meeting Date:  07-May-2010
        ISIN:  US6752321025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID S. HOOKER                                           Mgmt          For                            For
       HARRIS J. PAPPAS                                          Mgmt          For                            For

02     PROPOSAL TO APPROVE THE 2010 INCENTIVE PLAN               Mgmt          For                            For
       OF OCEANEERING INTERNATIONAL, INC.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE
       YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 OSISKO MINING CORPORATION                                                                   Agenda Number:  933298968
--------------------------------------------------------------------------------------------------------------------------
    Security:  688278100                                                             Meeting Type:  Annual and Special
      Ticker:  OSKFF                                                                 Meeting Date:  30-Jun-2010
        ISIN:  CA6882781009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SEAN ROOSEN                                               Mgmt          For                            For
       ROBERT WARES                                              Mgmt          For                            For
       VICTOR BRADLEY                                            Mgmt          For                            For
       NORMAN STORM                                              Mgmt          For                            For
       STAPH L. BAKALI                                           Mgmt          For                            For
       ANDR J. DOUCHANE                                         Mgmt          For                            For
       SERGE VZINA                                              Mgmt          For                            For
       MARCEL CT                                               Mgmt          For                            For
       WILLIAM A. MACKINNON                                      Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITORS AND AUTHORIZING TO FIX THEIR REMUNERATION.

03     RESOLUTION APPROVING THE CORPORATION'S SHAREHOLDERS       Mgmt          For                            For
       RIGHTS PLAN.

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC RUBIALES ENERGY CORP.                                                               Agenda Number:  933168571
--------------------------------------------------------------------------------------------------------------------------
    Security:  69480U206                                                             Meeting Type:  Special
      Ticker:  PEGFF                                                                 Meeting Date:  14-Dec-2009
        ISIN:  CA69480U2065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A RESOLUTION APPROVING A REDUCTION OF THE EXERCISE        Mgmt          For                            For
       PRICE OF THOSE OUTSTANDING LISTED COMMON SHARE
       PURCHASE WARRANTS OF THE CORPORATION THAT ARE
       EXERCISED DURING A 30-DAY EARLY EXERCISE PERIOD,
       IN THE FORM OF RESOLUTION INCLUDED IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR OF THE CORPORATION
       DATED NOVEMBER 16, 2009 MAILED TO THE SHAREHOLDERS.

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC RUBIALES ENERGY CORP.                                                               Agenda Number:  933282408
--------------------------------------------------------------------------------------------------------------------------
    Security:  69480U206                                                             Meeting Type:  Annual
      Ticker:  PEGFF                                                                 Meeting Date:  16-Jun-2010
        ISIN:  CA69480U2065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     IN RESPECT OF DETERMINATION OF THE NUMBER OF              Mgmt          For                            For
       DIRECTORS AT TWELVE (12);

02     DIRECTOR
       SERAFINO IACONO                                           Mgmt          For                            For
       MIGUEL DE LA CAMPA                                        Mgmt          For                            For
       RONALD PANTIN                                             Mgmt          For                            For
       JOSE FRANCISCO ARATA                                      Mgmt          For                            For
       GERMAN EFROMOVICH                                         Mgmt          For                            For
       NEIL WOODYER                                              Mgmt          For                            For
       AUGUSTO LOPEZ                                             Mgmt          For                            For
       MIGUEL RODRIGUEZ                                          Mgmt          For                            For
       DONALD FORD                                               Mgmt          For                            For
       JOHN ZAOZIRNY                                             Mgmt          For                            For
       ALEXANDER BIALER                                          Mgmt          For                            For
       VICTOR RIVERA                                             Mgmt          For                            For

03     IN RESPECT OF RE-APPOINTMENT OF ERNST AND YOUNG           Mgmt          For                            For
       LLP, AS AUDITORS OF THE CORPORATION AT A REMUNERATION
       TO BE FIXED BY THE DIRECTORS.

--------------------------------------------------------------------------------------------------------------------------
 PENN VIRGINIA CORPORATION                                                                   Agenda Number:  933226222
--------------------------------------------------------------------------------------------------------------------------
    Security:  707882106                                                             Meeting Type:  Annual
      Ticker:  PVA                                                                   Meeting Date:  05-May-2010
        ISIN:  US7078821060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN U. CLARKE                                            Mgmt          For                            For
       EDWARD B. CLOUES, II                                      Mgmt          For                            For
       A. JAMES DEARLOVE                                         Mgmt          For                            For
       ROBERT GARRETT                                            Mgmt          For                            For
       KEITH D. HORTON                                           Mgmt          For                            For
       MARSHA R. PERELMAN                                        Mgmt          For                            For
       WILLIAM H. SHEA, JR.                                      Mgmt          For                            For
       P. VAN MARCKE DE LUMMEN                                   Mgmt          For                            For
       GARY K. WRIGHT                                            Mgmt          For                            For

02     AMENDMENT TO ARTICLES OF INCORPORATION.                   Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 PETROHAWK ENERGY CORPORATION                                                                Agenda Number:  933246969
--------------------------------------------------------------------------------------------------------------------------
    Security:  716495106                                                             Meeting Type:  Annual
      Ticker:  HK                                                                    Meeting Date:  20-May-2010
        ISIN:  US7164951060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS R. FULLER                                          Mgmt          For                            For
       ROBERT G. RAYNOLDS                                        Mgmt          For                            For
       STEPHEN P. SMILEY                                         Mgmt          For                            For
       CHRISTOPHER A. VIGGIANO                                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR 2010.

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  933245284
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  22-Apr-2010
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR
       2009

O2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2010

O3     DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2009

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O5     ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR          Mgmt          For                            For
       RESPECTIVE SUBSTITUTES

O7     ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT           Mgmt          For                            For
       AND EFFECTIVE MEMBERS OF THE AUDIT COMMITTEE,
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE BYLAWS.

E1     INCREASE IN THE CAPITAL STOCK THROUGH THE INCORPORATION   Mgmt          For                            For
       OF PART OF THE REVENUE RESERVES AND PROFIT
       RESERVES.

E2     THE WAIVER OF THE PREFERENCE RIGHT AT THE QUATTOR         Mgmt          For                            For
       PARTICIPACOES S.A. EQUITY ISSUANCE, AS A RESULT
       OF THE ACQUISITION OF THE STAKES HELD BY UNIAO
       DE INDUSTRIAS PETROQUIMICAS S.A.

--------------------------------------------------------------------------------------------------------------------------
 QUESTAR CORPORATION                                                                         Agenda Number:  933224672
--------------------------------------------------------------------------------------------------------------------------
    Security:  748356102                                                             Meeting Type:  Annual
      Ticker:  STR                                                                   Meeting Date:  18-May-2010
        ISIN:  US7483561020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TERESA BECK                                               Mgmt          For                            For
       R.D. CASH                                                 Mgmt          For                            For
       JAMES A. HARMON                                           Mgmt          For                            For
       ROBERT E. MCKEE                                           Mgmt          For                            For
       GARY G. MICHAEL                                           Mgmt          For                            For
       CHARLES B. STANLEY                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF ERNST &               Mgmt          For                            For
       YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.

03     PROPOSAL TO AMEND QUESTAR CORPORATION'S ARTICLES          Mgmt          For                            For
       OF INCORPORATION TO PROVIDE FOR MAJORITY VOTING
       IN UNCONTESTED DIRECTOR ELECTIONS.

04     PROPOSAL TO APPROVE THE AMENDED AND RESTATED              Mgmt          For                            For
       LONG-TERM STOCK INCENTIVE PLAN.

05     PROPOSAL TO APPROVE PERFORMANCE METRICS AND               Mgmt          Against                        Against
       AMENDMENTS TO THE ANNUAL MANAGEMENT INCENTIVE
       PLAN II.

06     A SHAREHOLDER PROPOSAL TO HOLD AN ADVISORY VOTE           Shr           Against                        For
       ON EXECUTIVE COMPENSATION.

--------------------------------------------------------------------------------------------------------------------------
 QUICKSILVER RESOURCES INC.                                                                  Agenda Number:  933225395
--------------------------------------------------------------------------------------------------------------------------
    Security:  74837R104                                                             Meeting Type:  Annual
      Ticker:  KWK                                                                   Meeting Date:  19-May-2010
        ISIN:  US74837R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       ANNE DARDEN SELF                                          Mgmt          For                            For
       STEVEN M. MORRIS                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 RANDGOLD RESOURCES LIMITED                                                                  Agenda Number:  933171720
--------------------------------------------------------------------------------------------------------------------------
    Security:  752344309                                                             Meeting Type:  Special
      Ticker:  GOLD                                                                  Meeting Date:  16-Dec-2009
        ISIN:  US7523443098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     THAT THE PROPOSED ACQUISITION BY KIBALI (JERSEY)          Mgmt          For                            *
       LIMITED OF SHARES IN KIBALI GOLDMINES S.P.R.L.
       BE AND IS HEREBY APPROVED.

--------------------------------------------------------------------------------------------------------------------------
 RANDGOLD RESOURCES LIMITED                                                                  Agenda Number:  933227515
--------------------------------------------------------------------------------------------------------------------------
    Security:  752344309                                                             Meeting Type:  Annual
      Ticker:  GOLD                                                                  Meeting Date:  04-May-2010
        ISIN:  US7523443098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

OA     ADOPTION OF THE DIRECTORS' REPORT AND ACCOUNTS.           Mgmt          For                            *

OB     ELECTION OF DIRECTOR KADRI DAGDELEN (MEMBER               Mgmt          For                            *
       OF THE AUDIT COMMITTEE).

OC     RE-ELECTION OF DIRECTOR PHILIPPE LIETARD (CHAIRMAN        Mgmt          For                            *
       OF COMPANY AND CHAIRMAN OF THE NOMINATION AND
       GOVERNANCE COMMITTEE).

OD     RE-ELECTION OF DIRECTOR ROBERT ISRAEL (MEMBER             Mgmt          For                            *
       OF THE NOMINATION AND GOVERNANCE COMMITTEE).

OE     RE-ELECTION OF DIRECTOR NORBORNE COLE JR (SENIOR          Mgmt          For                            *
       INDEPENDENT DIRECTOR, CHAIRMAN OF THE REMUNERATION
       COMMITTEE AND MEMBER OF THE NOMINATION AND
       GOVERNANCE COMMITTEE).

OF     RE-ELECTION OF DIRECTOR KARL VOLTAIRE (CHAIRMAN           Mgmt          For                            *
       OF AUDIT COMMITTEE, MEMBER OF THE REMUNERATION
       COMMITTEE).

OG     ADOPTION OF THE REPORT OF THE REMUNERATION COMMITTEE.     Mgmt          For                            *

OH     APPROVE THE FEES PAYABLE TO DIRECTORS.                    Mgmt          For                            *

OI     RE-APPOINT BDO LLP AS AUDITORS OF THE COMPANY.            Mgmt          For                            *

SJ1    SPECIAL RESOLUTION NUMBER 1 - INCREASE OF AUTHORIZED      Mgmt          For                            *
       SHARE CAPITAL.

SJ2    SPECIAL RESOLUTION NUMBER 2 - AMEND PARAGRAPH             Mgmt          For                            *
       4 OF THE MEMORANDUM OF ASSOCIATION.

SJ3    SPECIAL RESOLUTION NUMBER 3 - AMEND ARTICLE               Mgmt          For                            *
       4.1 OF THE ARTICLE OF ASSOCIATION.

--------------------------------------------------------------------------------------------------------------------------
 RED BACK MINING INC.                                                                        Agenda Number:  933247606
--------------------------------------------------------------------------------------------------------------------------
    Security:  756297107                                                             Meeting Type:  Annual and Special
      Ticker:  RBIFF                                                                 Meeting Date:  10-May-2010
        ISIN:  CA7562971076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD P. CLARK                                          Mgmt          For                            For
       LUKAS H. LUNDIN                                           Mgmt          For                            For
       MICHAEL W. HUNT                                           Mgmt          For                            For
       ROBERT F. CHASE                                           Mgmt          For                            For
       BRIAN D. EDGAR                                            Mgmt          For                            For
       GEORGE L. BRACK                                           Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, CHARTERED      Mgmt          For                            For
       ACCOUNTANTS AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     TO APPROVE THE ADOPTION OF A NEW STOCK OPTION             Mgmt          For                            For
       PLAN AS MORE PARTICULARLY SET OUT IN THE ACCOMPANYING
       MANAGEMENT PROXY CIRCULAR DATED APRIL 6, 2010.

04     TO APPROVE CERTAIN STOCK OPTION GRANTS TO INSIDERS        Mgmt          For                            For
       OF THE CORPORATION AS MORE PARTICULARLY SET
       OUT IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR
       DATED APRIL 6, 2010.

05     TO APPROVE AN AMENDMENT TO BY-LAW NO. 8.03 AND            Mgmt          For                            For
       BY-LAW NO. 8.05 OF THE CORPORATION AS MORE
       PARTICULARLY SET OUT IN THE MANAGEMENT PROXY
       CIRCULAR DATED APRIL 6, 2010.

--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO PLC                                                                               Agenda Number:  933207979
--------------------------------------------------------------------------------------------------------------------------
    Security:  767204100                                                             Meeting Type:  Annual
      Ticker:  RTP                                                                   Meeting Date:  15-Apr-2010
        ISIN:  US7672041008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE THE FINANCIAL STATEMENTS AND THE               Mgmt          For                            For
       REPORTS OF THE DIRECTORS AND AUDITORS FOR THE
       YEAR ENDED 31 DECEMBER 2009

02     APPROVAL OF THE REMUNERATION REPORT                       Mgmt          For                            For

03     TO ELECT ROBERT BROWN AS A DIRECTOR                       Mgmt          For                            For

04     TO ELECT ANN GODBEHERE AS A DIRECTOR                      Mgmt          For                            For

05     TO ELECT SAM WALSH AS A DIRECTOR                          Mgmt          For                            For

06     TO RE-ELECT GUY ELLIOTT AS A DIRECTOR                     Mgmt          For                            For

07     TO RE-ELECT MIKE FITZPATRICK AS A DIRECTOR                Mgmt          For                            For

08     TO RE-ELECT LORD KERR AS A DIRECTOR                       Mgmt          For                            For

09     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITORS OF RIO TINTO PLC

10     AUTHORITY TO ALLOT RELEVANT SECURITIES UNDER              Mgmt          For                            For
       SECTION 551 OF THE COMPANIES ACT 2006

11     AUTHORITY TO ALLOT RELEVANT SECURITIES FOR CASH           Mgmt          For                            For
       AS DEFINED IN THE COMPANIES ACT 2006

12     AUTHORITY TO PURCHASE RIO TINTO PLC SHARES BY             Mgmt          For                            For
       THE COMPANY OR RIO TINTO LIMITED

13     NOTICE PERIOD FOR GENERAL MEETINGS OTHER THAN             Mgmt          For                            For
       ANNUAL GENERAL MEETINGS

--------------------------------------------------------------------------------------------------------------------------
 SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)                                                    Agenda Number:  933201395
--------------------------------------------------------------------------------------------------------------------------
    Security:  806857108                                                             Meeting Type:  Annual
      Ticker:  SLB                                                                   Meeting Date:  07-Apr-2010
        ISIN:  AN8068571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       P. CAMUS                                                  Mgmt          For                            For
       J.S. GORELICK                                             Mgmt          For                            For
       A. GOULD                                                  Mgmt          For                            For
       T. ISAAC                                                  Mgmt          For                            For
       N. KUDRYAVTSEV                                            Mgmt          For                            For
       A. LAJOUS                                                 Mgmt          For                            For
       M.E. MARKS                                                Mgmt          For                            For
       L.R. REIF                                                 Mgmt          For                            For
       T.I. SANDVOLD                                             Mgmt          For                            For
       H. SEYDOUX                                                Mgmt          For                            For
       P. CURRIE                                                 Mgmt          For                            For
       K.V. KAMATH                                               Mgmt          For                            For

02     PROPOSAL TO ADOPT AND APPROVE FINANCIALS AND              Mgmt          For                            For
       DIVIDENDS.

03     PROPOSAL TO APPROVE THE ADOPTION OF THE SCHLUMBERGER      Mgmt          For                            For
       2010 STOCK INCENTIVE PLAN.

04     PROPOSAL TO APPROVE THE ADOPTION OF AN AMENDMENT          Mgmt          For                            For
       TO THE SCHLUMBERGER DISCOUNTED STOCK PURCHASE
       PLAN.

05     PROPOSAL TO APPROVE INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM.

--------------------------------------------------------------------------------------------------------------------------
 STEEL DYNAMICS, INC.                                                                        Agenda Number:  933240171
--------------------------------------------------------------------------------------------------------------------------
    Security:  858119100                                                             Meeting Type:  Annual
      Ticker:  STLD                                                                  Meeting Date:  20-May-2010
        ISIN:  US8581191009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KEITH E. BUSSE                                            Mgmt          For                            For
       MARK D. MILLETT                                           Mgmt          For                            For
       RICAHRD P. TEETS, JR.                                     Mgmt          For                            For
       JOHN C. BATES                                             Mgmt          For                            For
       DR. FRANK D. BYRNE                                        Mgmt          For                            For
       PAUL B. EDGERLEY                                          Mgmt          For                            For
       RICHARD J. FREELAND                                       Mgmt          For                            For
       DR. JURGEN KOLB                                           Mgmt          For                            For
       JAMES C. MARCUCCILLI                                      Mgmt          For                            For
       JOSEPH D. RUFFOLO                                         Mgmt          For                            For
       GABRIEL L. SHAHEEN                                        Mgmt          For                            For

02     TO APPROVE THE AUDIT COMMITTEE'S APPOINTMENT              Mgmt          For                            For
       OF ERNST & YOUNG LLP AS STEEL DYNAMICS INC.'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE YEAR 2010.

03     TO GIVE PROXIES DISCRETION TO VOTE ON ANY OTHER           Mgmt          Against                        Against
       MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING.

--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  933215611
--------------------------------------------------------------------------------------------------------------------------
    Security:  867224107                                                             Meeting Type:  Annual
      Ticker:  SU                                                                    Meeting Date:  04-May-2010
        ISIN:  CA8672241079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       PAUL HASELDONCKX                                          Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       JACQUES LAMARRE                                           Mgmt          For                            For
       BRIAN F. MACNEILL                                         Mgmt          For                            For
       MAUREEN MCCAW                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       JAMES W. SIMPSON                                          Mgmt          For                            For
       EIRA THOMAS                                               Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF SUNCOR ENERGY INC. FOR THE ENSUING
       YEAR AND AUTHORIZE THE DIRECTORS TO FIX THEIR
       REMUNERATION AS SUCH.

--------------------------------------------------------------------------------------------------------------------------
 TEREX CORPORATION                                                                           Agenda Number:  933222755
--------------------------------------------------------------------------------------------------------------------------
    Security:  880779103                                                             Meeting Type:  Annual
      Ticker:  TEX                                                                   Meeting Date:  13-May-2010
        ISIN:  US8807791038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD M. DEFEO                                           Mgmt          For                            For
       G. CHRIS ANDERSEN                                         Mgmt          For                            For
       PAULA H.J. CHOLMONDELEY                                   Mgmt          For                            For
       DON DEFOSSET                                              Mgmt          For                            For
       WILLIAM H. FIKE                                           Mgmt          For                            For
       THOMAS J. HANSEN                                          Mgmt          For                            For
       DAVID A. SACHS                                            Mgmt          For                            For
       OREN G. SHAFFER                                           Mgmt          For                            For
       DAVID C. WANG                                             Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR 2010.

--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  933241349
--------------------------------------------------------------------------------------------------------------------------
    Security:  887147130                                                             Meeting Type:  Annual and Special
      Ticker:  TMWEF                                                                 Meeting Date:  05-May-2010
        ISIN:  CA8871471303
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       V. EDWARD DAUGHNEY                                        Mgmt          For                            For
       DAVID L. EMERSON                                          Mgmt          For                            For
       ROBERT J. HOLMES                                          Mgmt          For                            For
       MAUREEN E. HOWE                                           Mgmt          For                            For
       PAUL J. MCELLIGOTT                                        Mgmt          For                            For
       ROBERT W. MURDOCH                                         Mgmt          For                            For
       MARIA M. POPE                                             Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE COMPANY:

03     THE AUTHORITY OF THE DIRECTORS TO FIX THE REMUNERATION    Mgmt          For                            For
       OF THE AUDITORS:

04     TO CONSIDER AND, IF DEEMED ADVISABLE, TO PASS,            Mgmt          For                            For
       WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION
       AUTHORIZING (I) THE ISSUANCE BY THE COMPANY
       OF ADDITIONAL 9% CONVERTIBLE DEBENTURES AS
       PAYMENT-IN-KIND OF INTEREST IN RESPECT OF ALL
       INTEREST PAYMENTS REMAINING ON THE COMPANY'S
       OUTSTANDING 9% CONVERTIBLE DEBENTURES UNTIL
       THEIR MATURITY IN FEBRUARY 2014 AND (II) THE
       ISSUANCE BY THE COMPANY OF THE STAPLED UNITS
       ISSUABLE UPON THE CONVERSION OF SUCH ADDITIONAL
       CONVERTIBLE DEBENTURES.

--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  933241351
--------------------------------------------------------------------------------------------------------------------------
    Security:  887147130                                                             Meeting Type:  Annual and Special
      Ticker:  TMWEF                                                                 Meeting Date:  05-May-2010
        ISIN:  CA8871471303
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       V. EDWARD DAUGHNEY                                        Mgmt          For                            For
       DAVID L. EMERSON                                          Mgmt          For                            For
       ROBERT J. HOLMES                                          Mgmt          For                            For
       MAUREEN E. HOWE                                           Mgmt          For                            For
       PAUL J. MCELLIGOTT                                        Mgmt          For                            For
       ROBERT W. MURDOCH                                         Mgmt          For                            For
       MARIA M. POPE                                             Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE COMPANY:

03     THE AUTHORITY OF THE DIRECTORS TO FIX THE REMUNERATION    Mgmt          For                            For
       OF THE AUDITORS:

04     TO CONSIDER AND, IF DEEMED ADVISABLE, TO PASS,            Mgmt          For                            For
       WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION
       AUTHORIZING (I) THE ISSUANCE BY THE COMPANY
       OF ADDITIONAL 9% CONVERTIBLE DEBENTURES AS
       PAYMENT-IN-KIND OF INTEREST IN RESPECT OF ALL
       INTEREST PAYMENTS REMAINING ON THE COMPANY'S
       OUTSTANDING 9% CONVERTIBLE DEBENTURES UNTIL
       THEIR MATURITY IN FEBRUARY 2014 AND (II) THE
       ISSUANCE BY THE COMPANY OF THE STAPLED UNITS
       ISSUABLE UPON THE CONVERSION OF SUCH ADDITIONAL
       CONVERTIBLE DEBENTURES.

--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN, LTD.                                                                            Agenda Number:  933265868
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8817H100                                                             Meeting Type:  Annual
      Ticker:  RIG                                                                   Meeting Date:  14-May-2010
        ISIN:  CH0048265513
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE 2009 ANNUAL REPORT, THE CONSOLIDATED      Mgmt          For                            For
       FINANCIAL STATEMENTS OF TRANSOCEAN LTD. FOR
       FISCAL YEAR 2009.

02     DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS        Mgmt          For                            For
       & EXECUTIVE OFFICERS FROM LIABILITY FOR ACTIVITIES
       DURING FISCAL YEAR 2009.

03     APPROPRIATION OF AVAILABLE EARNINGS FOR FISCAL            Mgmt          For                            For
       YEAR 2009 TO BE CARRIED FORWARD.

04     CHANGE OF THE COMPANY'S PLACE OF INCORPORATION            Mgmt          For                            For
       IN SWITZERLAND.

05     RENEWAL OF THE COMPANY'S AUTHORIZED SHARE CAPITAL.        Mgmt          For                            For

06     DISTRIBUTION TO SHAREHOLDERS IN THE FORM OF               Mgmt          For                            For
       A PAR VALUE REDUCTION.

07     AMENDMENTS TO THE ARTICLES OF ASSOCIATION TO              Mgmt          For                            For
       REFLECT THE SWISS FEDERAL ACT ON INTERMEDIATED
       SECURITIES.

8A     ELECTION OF DIRECTOR: STEVEN L. NEWMAN.                   Mgmt          For                            For

8B     REELECTION OF DIRECTOR: THOMAS W. CASON.                  Mgmt          For                            For

8C     REELECTION OF DIRECTOR: ROBERT M. SPRAGUE.                Mgmt          For                            For

8D     REELECTION OF DIRECTOR: J. MICHAEL TALBERT.               Mgmt          For                            For

8E     REELECTION OF DIRECTOR: JOHN L. WHITMIRE.                 Mgmt          For                            For

09     APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S         Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR FISCAL YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL LTD                                                               Agenda Number:  933282612
--------------------------------------------------------------------------------------------------------------------------
    Security:  H27013103                                                             Meeting Type:  Annual
      Ticker:  WFT                                                                   Meeting Date:  23-Jun-2010
        ISIN:  CH0038838394
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE 2009 ANNUAL REPORT, THE CONSOLIDATED      Mgmt          For                            For
       FINANCIAL STATEMENTS OF WEATHERFORD INTERNATIONAL
       LTD. FOR THE YEAR ENDED DECEMBER 31, 2009 AND
       THE STATUTORY FINANCIAL STATEMENTS OF WEATHERFORD
       INTERNATIONAL LTD. FOR THE YEAR ENDED DECEMBER
       31, 2009.

02     DISCHARGE OF THE BOARD OF DIRECTORS AND EXECUTIVE         Mgmt          For                            For
       OFFICERS FROM LIABILITY FOR ACTIONS DURING
       THE YEAR ENDED DECEMBER 31, 2009.

3A     ELECTION OF THE DIRECTOR: BERNARD J. DUROC-DANNER         Mgmt          For                            For

3B     ELECTION OF THE DIRECTOR: SAMUEL W. BODMAN,               Mgmt          For                            For
       III

3C     ELECTION OF THE DIRECTOR: DAVID J. BUTTERS                Mgmt          For                            For

3D     ELECTION OF THE DIRECTOR: NICHOLAS F. BRADY               Mgmt          For                            For

3E     ELECTION OF THE DIRECTOR: WILLIAM E. MACAULAY             Mgmt          For                            For

3F     ELECTION OF THE DIRECTOR: ROBERT B. MILLARD               Mgmt          For                            For

3G     ELECTION OF THE DIRECTOR: ROBERT K. MOSES, JR.            Mgmt          For                            For

3H     ELECTION OF THE DIRECTOR: GUILLERMO ORTIZ                 Mgmt          For                            For

3I     ELECTION OF THE DIRECTOR: EMYR JONES PARRY                Mgmt          For                            For

3J     ELECTION OF THE DIRECTOR: ROBERT A. RAYNE                 Mgmt          For                            For

04     APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT           Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR
       ENDING DECEMBER 31, 2010 AND THE RE-ELECTION
       OF ERNST & YOUNG LTD, ZURICH AS STATUTORY AUDITOR
       FOR YEAR ENDING DECEMBER 31, 2010.

05     APPROVAL OF THE RECLASSIFICATION OF CHF 475               Mgmt          For                            For
       MILLION OF LEGAL RESERVES (ADDITIONAL PAID-IN
       CAPITAL) TO OTHER RESERVES.

06     APPROVAL OF AN AMENDMENT TO THE ARTICLES OF               Mgmt          For                            For
       ASSOCIATION TO EXTEND THE COMPANY'S AUTHORIZED
       SHARE CAPITAL TO JUNE 23, 2012 AND TO INCREASE
       ISSUABLE AUTHORIZED CAPITAL TO AN AMOUNT EQUAL
       TO 50% OF STATED CAPITAL AS OF MAY 5, 2010.

07     APPROVAL OF AN AMENDMENT TO THE ARTICLES OF               Mgmt          For                            For
       ASSOCIATION TO INCREASE THE AMOUNT OF CONDITIONAL
       CAPITAL TO 50% OF STATED CAPITAL AS OF MAY
       5, 2010 AND TO SPECIFY IN THE ARTICLES OF ASSOCIATION
       THE AMOUNT OF CONDITIONAL SHARE CAPITAL THAT
       MAY BE ALLOCATED TO EACH CATEGORY OF BENEFICIARY
       PROVIDED FOR IN THE ARTICLES.

08     APPROVAL OF THE WEATHERFORD INTERNATIONAL LTD.            Mgmt          For                            For
       2010 OMNIBUS INCENTIVE PLAN.

--------------------------------------------------------------------------------------------------------------------------
 WEYERHAEUSER COMPANY                                                                        Agenda Number:  933202311
--------------------------------------------------------------------------------------------------------------------------
    Security:  962166104                                                             Meeting Type:  Annual
      Ticker:  WY                                                                    Meeting Date:  15-Apr-2010
        ISIN:  US9621661043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD H. SINKFIELD                Mgmt          No vote                        *

1B     ELECTION OF DIRECTOR: D. MICHAEL STEUERT                  Mgmt          No vote                        *

1C     ELECTION OF DIRECTOR: KIM WILLIAMS                        Mgmt          No vote                        *

02     PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          No vote                        *
       TO DECLASSIFY THE BOARD AND REMOVE SUPERMAJORITY
       VOTING PROVISIONS

03     PROPOSAL TO APPROVE THE ISSUANCE OF COMMON SHARES         Mgmt          No vote                        *

04     PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          No vote                        *
       TO INCREASE NUMBER OF AUTHORIZED SHARES

05     PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          No vote                        *
       TO IMPOSE OWNERSHIP AND TRANSFER RESTRICTIONS

06     SHAREHOLDER PROPOSAL ON THE RIGHT TO CALL SPECIAL         Shr           No vote                        *
       MEETINGS

07     SHAREHOLDER PROPOSAL ON AN FSC CERTIFICATION              Shr           No vote                        *
       REPORT

08     APPROVAL, ON AN ADVISORY BASIS, OF THE APPOINTMENT        Mgmt          No vote                        *
       OF AUDITORS

--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETROLEUM LTD                                                                      Agenda Number:  702311313
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2010
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and consider the financial report              Non-Voting
       of the Company and the reports   of the Directors
       and Auditor for the YE 31 DEC 2009

2      Re-elect Dr. Andrew Jamieson as a Director                Mgmt          For                            For

3      Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2009

--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC                                                                                 Agenda Number:  702374935
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9826T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2010
        ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the annual report and financial         Mgmt          No vote                        *
       statements of the Company, and the reports
       of the Directors and the Auditors thereon,
       for the YE 31 DEC 2009

2      Declare a final dividend of USD 0.08 cents per            Mgmt          No vote                        *
       Ordinary Share in respect of the YE 31 DEC
       2009

3      Approve the Directors remuneration report for             Mgmt          No vote                        *
       the YE 31 DEC 2009

4      Re-election of Mick Davis as a Director                   Mgmt          No vote                        *

5      Re-election of David Rough as a Director                  Mgmt          No vote                        *

6      Re-election of Sir. Steve Robson as a Director            Mgmt          No vote                        *

7      Re-election of Willy Strothotte as a Director             Mgmt          No vote                        *

8      Election of Dr. Con Fauconnier as a Director              Mgmt          No vote                        *

9      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote                        *
       to the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine the remuneration of
       the Auditors

10     Authorize the Directors, pursuant to Section              Mgmt          No vote                        *
       551 of the Companies Act 2006 to: (i) allot
       shares in the Company, and to grant rights
       to subscribe for or to convert any security
       into shares in the Company: (A) up to an aggregate
       nominal amount of USD 489,835,270; and (B)
       comprising equity securities (as defined in
       Section 560 of the Companies Act 2006) up to
       an aggregate nominal amount of USD 979,670,540
       (including within such limit any shares issued
       or rights granted under paragraph (A) above)
       in connection with an offer by way of a rights
       issue: (I) to holders of ordinary shares in
       proportion (as nearly as may be practicable)
       to their existing holdings; and (II) to people
       who are holders of other equity securities
       if this is required by the rights of those
       securities or, if the Directors consider it
       necessary, as permitted by the rights of those
       securities, and so that the Directors may impose
       any limits or restrictions and make any arrangements
       which they consider necessary or appropriate
       to deal with treasury shares, fractional entitlements,
       record dates, legal, regulatory or practical
       problems in, or under, the laws of, any territory
       or any other matter; for a period expiring
       (unless previously renewed, varied or revoked
       by the Company in a general meeting) at the
       end of the next annual general meeting of the
       Company after the date on which this resolution
       is passed; and (ii) make an offer or agreement
       which would or might require shares to be allotted,
       or rights to subscribe for or convert any security
       into shares to be granted, after expiry of
       this authority and the directors may allot
       shares and grant rights in pursuance of that
       offer or agreement as if this authority had
       not expired, (b) that, subject to paragraph
       (c) below, all existing authorities given to
       the Directors pursuant to Section 80 of the
       Companies Act 1985 to allot relevant securities
       (as defined by the Companies Act 1985) by the
       passing on 05 MAY 2009 of the resolution numbered
       8 as set out in the notice of the Company's
       seventh AGM (the "2009 AGM Notice") be revoked
       by this resolution, (c) that paragraph (b)
       above shall be without prejudice to the continuing
       authority of the directors to allot shares,
       or grant rights to subscribe for or convert
       any securities into shares, pursuant to an
       offer or agreement made by the Company before
       the expiry of the authority pursuant to which
       such offer or agreement was made

S.11   Authorize the Directors, subject to the passing           Mgmt          No vote                        *
       of Resolution 10 in the Notice of AGM and in
       place of the power given to them by the passing
       on 05 MAY 2009 of the resolution numbered 9
       as set out in the 2009 AGM Notice, pursuant
       to Section 570 and Section 573 of the Companies
       Act 2006 to allot equity securities (as defined
       in Section 560 of the Companies Act 2006) for
       cash, pursuant to the authority conferred by
       Resolution 10 in the Notice of AGM as if Section
       561(1) of the Companies Act 2006 did not apply
       to the allotment, this power: (a) expires (unless
       previously renewed, varied or revoked by the
       Company in a general meeting) at the end of
       the next AGM of the Company after the date
       on which this resolution is passed, but the
       Company may make an offer or agreement which
       would or might require equity securities to
       be allotted after expiry of this power and
       the Directors may allot equity securities in
       pursuance of that offer or agreement as if
       this power had not expired; and (b) shall be
       limited to the allotment of equity securities
       in connection with an offer of equity securities
       (but in the case of the authority granted under
       Resolution 10 (a)(i)(B), by way of a rights
       issue only): (i) to the ordinary shareholders
       in proportion (as nearly as may be practicable)
       to their existing holdings; and (ii) to people
       who hold other equity securities, if this is
       required by the rights of those securities
       or, if the Directors consider it necessary,
       as permitted by the rights of those securities,
       and so that the directors may impose any limits
       or restrictions and make any arrangements which
       they consider necessary or appropriate to deal
       with treasury shares, fractional entitlements,
       record dates, legal, regulatory or practical
       problems in, or under the laws of, any territory
       or any other matter; and (c) in the case of
       the authority granted under Resolution 10 (a)(i)(A)
       shall be limited to the allotment of equity
       securities for cash otherwise than pursuant
       to paragraph (b) up to an aggregate nominal
       amount of USD 73,475,290; this power applies
       in relation to a sale of shares which is an
       allotment of equity securities by virtue of
       Section 560(3) of the Act as if the first paragraph
       of this resolution the words "pursuant to the
       authority conferred by Resolution 10 in the
       Notice of Annual General Meeting" were omitted

S.12   Approve that any EGM of the Company (as defined           Mgmt          No vote                        *
       in the Company's Articles of Association as
       a general meeting other than an AGM) may be
       called on not less than 20 clear days' notice

S.13   Amend, with effect from the conclusion of the             Mgmt          No vote                        *
       meeting: (A) save for Clause 4.3 of the Company's
       Memorandum of Association (the "Memorandum")
       which shall remain in full force and effect,
       the Articles of Association of the Company
       by deleting the provisions of the Company's
       Memorandum which, by virtue of Section 28 Companies
       Act 2006, are to be treated as provisions of
       the Company's Articles of Association; and
       (B) the amendments to the Company's Articles
       of Association which are shown in the draft
       Articles of Association labelled "A" for the
       purposes of identification, the main features
       of which are as specified, shall become effective

* Management position unknown

 VAN ECK INTERNATIONAL INVESTORS GOLD FUND
--------------------------------------------------------------------------------------------------------------------------
 AGNICO-EAGLE MINES LIMITED                                                                  Agenda Number:  933238621
--------------------------------------------------------------------------------------------------------------------------
    Security:  008474108                                                             Meeting Type:  Annual and Special
      Ticker:  AEM                                                                   Meeting Date:  30-Apr-2010
        ISIN:  CA0084741085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEANNE M. BAKER                                           Mgmt          For                            For
       DOUGLAS R. BEAUMONT                                       Mgmt          For                            For
       SEAN BOYD                                                 Mgmt          For                            For
       CLIFFORD DAVIS                                            Mgmt          For                            For
       DAVID GAROFALO                                            Mgmt          For                            For
       BERNARD KRAFT                                             Mgmt          For                            For
       MEL LEIDERMAN                                             Mgmt          For                            For
       JAMES D. NASSO                                            Mgmt          For                            For
       MERFYN ROBERTS                                            Mgmt          For                            For
       EBERHARD SCHERKUS                                         Mgmt          For                            For
       HOWARD R. STOCKFORD                                       Mgmt          For                            For
       PERTTI VOUTILAINEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE CORPORATION AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     AN ORDINARY RESOLUTION APPROVING AN AMENDMENT             Mgmt          Against                        Against
       OF AGNICO-EAGLE'S STOCK OPTION PLAN.

04     A SPECIAL RESOLUTION APPROVING AN AMENDMENT               Mgmt          For                            For
       TO AGNICO-EAGLE'S ARTICLES OF AMALGAMATION
       AND AUTHORIZING THE BOARD OF DIRECTORS TO SET
       THE NUMBER OF DIRECTORS.

--------------------------------------------------------------------------------------------------------------------------
 AMARILLO GOLD CORPORATION                                                                   Agenda Number:  933114174
--------------------------------------------------------------------------------------------------------------------------
    Security:  02301T108                                                             Meeting Type:  Annual and Special
      Ticker:  AGCBF                                                                 Meeting Date:  10-Jul-2009
        ISIN:  CA02301T1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS AT FIVE (5).               Mgmt          For                            For

02     DIRECTOR
       BUDDY DOYLE                                               Mgmt          For                            For
       WILLIAM RICHARD BROWN                                     Mgmt          For                            For
       PATRICK POWER                                             Mgmt          For                            For
       ROBERT LANDIS                                             Mgmt          For                            For
       WALDEMAR OPALKA                                           Mgmt          For                            For

03     APPOINTMENT OF MOORE STEPHENS COOPER MOLYNEUX             Mgmt          For                            For
       LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

04     TO APPROVE THE COMPANY'S INCENTIVE STOCK OPTION           Mgmt          For                            For
       PLAN.

--------------------------------------------------------------------------------------------------------------------------
 ANDEAN RES LTD                                                                              Agenda Number:  702136703
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0793X100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Nov-2009
        ISIN:  AU000000AND0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting
       PROPOSALS 5 TO 7 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE "ABSTAIN") FOR THE RELEVANT PROPOSAL ITEMS.

1.     Receive and consider the financial report of              Non-Voting
       the Company and the reports of the Directors
       and the Auditors for the YE 30 JUN 2009

2.a    Re-elect Mr. Richard Lorson as a Director, who            Mgmt          For                            For
       retires by rotation under Article 20.3 of the
       Constitution

2.b    Re-elect Mr. Barry Bolitho as a Director, who             Mgmt          For                            For
       retires by rotation under Article 20.3 of the
       Constitution

3.     Elect Mr. Louis Gignac as a Director of the               Mgmt          For                            For
       Company, having been appointed as a Director
       to fill a casual vacancy and who retires under
       Article 20.3 of the Constitution

4.     Adopt, the Remuneration Report specified in               Mgmt          For                            For
       the Directors' Report for the YE 30 JUN 2009

5.     Approve and ratify, pursuant to Listing Rule              Mgmt          For                            For
       7.4 and for all other purposes, the allotment
       and issue of 56,250,000 Shares to a syndicate
       of underwriters, for the purposes and on the
       specified terms

6.a    Approve, subject to Resolution 3 being approved,          Mgmt          For                            For
       for the purposes of Chapter 2E of the Corporations
       Act, Listing Rule 10.14 and for all other purposes,
       the issue of Shares to Mr. Louis Gignac, on
       the terms and for the purposes as specified

6.b    Approve, subject to Resolution 2(a) being approved,       Mgmt          For                            For
       for the purposes of Chapter 2E of the Corporations
       Act, Listing Rule 10.14 and for all other purposes,
       the issue of Shares to Mr. Richard Lorson,
       on the terms and for the purposes as specified

6.c    Approve, subject to Resolution 2(b) being approved,       Mgmt          For                            For
       for the purposes of Chapter 2E of the Corporations
       Act, Listing Rule 10.14 and for all other purposes,
       the issue of Shares to Mr. Barry Bolitho, on
       the terms and for the purposes as specified

6.d    Approve, for the purposes of Chapter 2E of the            Mgmt          For                            For
       Corporations Act, Listing Rule 10.14 and for
       all other purposes, the issue of Shares to
       Mr. Wayne Hubert, on the terms and for the
       purposes as specified

6.e    Approve, for the purposes of Chapter 2E of the            Mgmt          For                            For
       Corporations Act, Listing Rule 10.14 and for
       all other purposes, the issue of Shares to
       Mr. Ian Hume, on the terms and for the purposes
       as specified

7.     Approve, subject to Resolution 3 being approved,          Mgmt          For                            For
       for the purposes of Chapter 2E of the Corporations
       Act, Listing Rule 10.14 and for all other purposes,
       the issue of 250,000 Shares to Mr. Louis Gignac,
       on the terms and for the purposes as specified

--------------------------------------------------------------------------------------------------------------------------
 ANDINA MINERALS INC.                                                                        Agenda Number:  933280288
--------------------------------------------------------------------------------------------------------------------------
    Security:  034219105                                                             Meeting Type:  Annual and Special
      Ticker:  ADMNF                                                                 Meeting Date:  10-Jun-2010
        ISIN:  CA0342191057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      IN RESPECT OF THE ELECTION OF DIRECTORS AS SET            Mgmt          For                            For
       FORTH IN THE MANAGEMENT INFORMATION CIRCULAR
       DATED MAY 6, 2010 ACCOMPANYING THIS VOTING
       INSTRUCTION FORM;

B      IN RESPECT OF THE REAPPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE AUDITORS OF THE CORPORATION AND
       AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION;

C      AN ORDINARY RESOLUTION RE-APPROVING THE CORPORATION'S     Mgmt          For                            For
       2009 STOCK OPTION PLAN;

D      AN ORDINARY RESOLUTION RE-APPROVING THE CORPORATION'S     Mgmt          For                            For
       2003 STOCK OPTION PLAN.

--------------------------------------------------------------------------------------------------------------------------
 ANGLOGOLD ASHANTI LIMITED                                                                   Agenda Number:  933121612
--------------------------------------------------------------------------------------------------------------------------
    Security:  035128206                                                             Meeting Type:  Annual
      Ticker:  AU                                                                    Meeting Date:  30-Jul-2009
        ISIN:  US0351282068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     SPECIFIC AUTHORITY AND APPROVAL TO THE DIRECTORS          Mgmt          For                            For
       TO ISSUE ORDINARY SHARES FOR THE PURPOSES OF
       THE CONVERSION RIGHTS ATTACHING TO THE US$732,500,000
       3.50 PERCENT CONVERTIBLE BONDS ISSUED BY ANGLOGOLD
       ASHANTI FINANCE PLC, A WHOLLY-OWNED SUBSIDIARY
       OF THE COMPANY, AND IRREVOCABLY GUARANTEED
       BY THE COMPANY

--------------------------------------------------------------------------------------------------------------------------
 ANGLOGOLD ASHANTI LIMITED                                                                   Agenda Number:  933251162
--------------------------------------------------------------------------------------------------------------------------
    Security:  035128206                                                             Meeting Type:  Annual
      Ticker:  AU                                                                    Meeting Date:  07-May-2010
        ISIN:  US0351282068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     ADOPTION OF FINANCIAL STATEMENTS                          Mgmt          For                            For

O2     RE-APPOINTMENT OF ERNST & YOUNG INC. AS AUDITORS          Mgmt          For                            For
       OF THE COMPANY

O3     RE-ELECTION OF MR FB ARISMAN AS A DIRECTOR                Mgmt          For                            For

O4     ELECTION OF PROF LW NKUHLU AS A DIRECTOR                  Mgmt          For                            For

O5     APPOINTMENT OF MR FB ARISMAN AS A MEMBER OF               Mgmt          For                            For
       THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE
       OF THE COMPANY

O6     APPOINTMENT OF PROF LW NKUHLU AS A MEMBER OF              Mgmt          For                            For
       THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE
       OF THE COMPANY

O7     GENERAL AUTHORITY TO DIRECTORS TO ALLOT AND               Mgmt          For                            For
       ISSUE ORDINARY SHARES

O8     GENERAL AUTHORITY TO DIRECTORS TO ISSUE ORDINARY          Mgmt          For                            For
       SHARES FOR CASH

O9     GENERAL AUTHORITY TO DIRECTORS TO ISSUE CONVERTIBLE       Mgmt          For                            For
       BONDS

O10    INCREASE IN NON-EXECUTIVE DIRECTORS' FEES                 Mgmt          For                            For

O11    INCREASE IN NON-EXECUTIVE DIRECTORS' FEES FOR             Mgmt          For                            For
       BOARD COMMITTEE MEETINGS

O12    AMENDMENT TO THE ANGLOGOLD LIMITED SHARE INCENTIVE        Mgmt          For                            For
       SCHEME

O13    AMENDMENTS TO THE ANGLOGOLD ASHANTI LIMITED               Mgmt          For                            For
       LONG TERM INCENTIVE PLAN 2005

O14    AMENDMENTS TO THE ANGLOGOLD ASHANTI LIMITED               Mgmt          For                            For
       BONUS SHARE PLAN 2005

O15    SPECIFIC AUTHORITY TO ISSUE SHARES FOR THE PURPOSES       Mgmt          For                            For
       OF THE INCENTIVE SCHEMES ADOPTED BY THE COMPANY
       FROM TIME TO TIME

16     NON-BINDING ADVISORY RESOLUTION: APPROVAL OF              Mgmt          For                            For
       THE ANGLOGOLD ASHANTI REMUNERATION POLICY

S17    ACQUISITION OF COMPANY'S OWN SHARES                       Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 AURIZON MINES LTD.                                                                          Agenda Number:  933251833
--------------------------------------------------------------------------------------------------------------------------
    Security:  05155P106                                                             Meeting Type:  Annual
      Ticker:  AZK                                                                   Meeting Date:  13-May-2010
        ISIN:  CA05155P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS AT EIGHT (8).              Mgmt          For                            For

02     DIRECTOR
       RICHARD FAUCHER                                           Mgmt          For                            For
       BRIAN S. MOORHOUSE                                        Mgmt          For                            For

03     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITORS OF THE COMPANY FOR THE ENSUING YEAR
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

04     TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S            Mgmt          For                            For
       EXISTING STOCK OPTION PLAN AND THE ADOPTION
       OF THE AMENDED AND RESTATED STOCK OPTION PLAN,
       AS FURTHER DESCRIBED IN THE MANAGEMENT INFORMATION
       PROXY CIRCULAR ACCOMPANYING THIS VOTING INSTRUCTION
       FORM.

05     TO APPROVE THE RENEWAL OF UNALLOCATED ENTITLEMENTS        Mgmt          For                            For
       UNDER THE COMPANY'S EXISTING STOCK OPTION PLAN,
       OR THE AMENDED AND RESTATED STOCK OPTION PLAN,
       AS APPLICABLE, AS FURTHER DESCRIBED IN THE
       MANAGEMENT INFORMATION PROXY CIRCULAR ACCOMPANYING
       THIS VOTING INSTRUCTION FORM.

06     TO TRANSACT SUCH FURTHER OR OTHER BUSINESS AS             Mgmt          For                            For
       MAY PROPERLY COME BEFORE THE MEETING AND ANY
       ADJOURNMENTS THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 BARRICK GOLD CORPORATION                                                                    Agenda Number:  933213908
--------------------------------------------------------------------------------------------------------------------------
    Security:  067901108                                                             Meeting Type:  Annual
      Ticker:  ABX                                                                   Meeting Date:  28-Apr-2010
        ISIN:  CA0679011084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       H.L. BECK                                                 Mgmt          Withheld                       Against
       C.W.D. BIRCHALL                                           Mgmt          Withheld                       Against
       D.J. CARTY                                                Mgmt          Withheld                       Against
       G. CISNEROS                                               Mgmt          Withheld                       Against
       M.A. COHEN                                                Mgmt          Withheld                       Against
       P.A. CROSSGROVE                                           Mgmt          Withheld                       Against
       R.M. FRANKLIN                                             Mgmt          Withheld                       Against
       J.B. HARVEY                                               Mgmt          Withheld                       Against
       B. MULRONEY                                               Mgmt          Withheld                       Against
       A. MUNK                                                   Mgmt          Withheld                       Against
       P. MUNK                                                   Mgmt          Withheld                       Against
       A.W. REGENT                                               Mgmt          Withheld                       Against
       N.P. ROTHSCHILD                                           Mgmt          Withheld                       Against
       S.J. SHAPIRO                                              Mgmt          Withheld                       Against

02     RESOLUTION APPROVING THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE AUDITORS OF BARRICK AND AUTHORIZING
       THE DIRECTORS TO FIX THEIR REMUNERATION.

03     ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION             Mgmt          Against                        Against
       APPROACH.

--------------------------------------------------------------------------------------------------------------------------
 CAPITAL GOLD CORPORATION                                                                    Agenda Number:  933175831
--------------------------------------------------------------------------------------------------------------------------
    Security:  14018Y106                                                             Meeting Type:  Annual
      Ticker:  CGLD                                                                  Meeting Date:  19-Jan-2010
        ISIN:  US14018Y1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GIFFORD A. DIETERLE                                       Mgmt          For                            For
       JOHN BROWNLIE                                             Mgmt          For                            For
       LEONARD J. SOJKA                                          Mgmt          For                            For
       JOHN W. CUTLER                                            Mgmt          For                            For
       STEPHEN M. COOPER                                         Mgmt          For                            For

02     AMENDMENT OF THE COMPANY'S AMENDED AND RESTATED           Mgmt          Against                        Against
       BY-LAWS TO PROVIDE FOR THE CLASSIFICATION OF
       THE BOARD OF DIRECTORS INTO THREE CLASSES.

03     RATIFICATION OF THE SELECTION OF WOLINETZ, LAFAZAN        Mgmt          For                            For
       & COMPANY, P.C., AS INDEPENDENT AUDITORS OF
       THE COMPANY FOR THE YEAR ENDING JULY 31, 2010.

04     AMENDMENT OF THE COMPANY'S 2006 EQUITY INCENTIVE          Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON
       STOCK AUTHORIZED FOR ISSUANCE UNDER THE PLAN
       FROM 10,000,000 TO 17,500,000 SHARES.

--------------------------------------------------------------------------------------------------------------------------
 EASTMAIN RESOURCES INC.                                                                     Agenda Number:  933212831
--------------------------------------------------------------------------------------------------------------------------
    Security:  27743M106                                                             Meeting Type:  Annual and Special
      Ticker:  EANRF                                                                 Meeting Date:  22-Apr-2010
        ISIN:  CA27743M1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE ELECTION OF THE DIRECTORS AS NOMINATED BY             Mgmt          For                            For
       MANAGEMENT OF THE CORPORATION AS SET FORTH
       IN THE MANAGEMENT INFORMATION CIRCULAR OF THE
       CORPORATION DATED AS OF MARCH 10, 2010 (THE
       "CIRCULAR").

02     TO APPROVE THE APPOINTMENT OF STERN & LOVRICS,            Mgmt          For                            For
       CHARTERED ACCOUNTANTS AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AND AUTHORIZE THE DIRECTORS
       TO FIX THE REMUNERATION OF THE AUDITORS.

03     TO APPROVE CERTAIN AMENDMENTS TO THE EXISTING             Mgmt          Against                        Against
       STOCK OPTION PLAN OF THE CORPORATION (THE "PLAN")
       AND TO APPROVE, RATIFY AND CONFIRM THE PLAN
       AS SO AMENDED, ALL IN SUBSTANTIALLY THE FORM
       OF RESOLUTIONS SET FORTH UNDER THE HEADING
       "AMENDMENTS TO OPTION PLAN" IN THE CIRCULAR.

--------------------------------------------------------------------------------------------------------------------------
 ELDORADO GOLD CORPORATION                                                                   Agenda Number:  933230170
--------------------------------------------------------------------------------------------------------------------------
    Security:  284902103                                                             Meeting Type:  Annual
      Ticker:  EGO                                                                   Meeting Date:  06-May-2010
        ISIN:  CA2849021035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. AUSTON                                            Mgmt          For                            For
       K. ROSS CORY                                              Mgmt          For                            For
       ROBERT R. GILMORE                                         Mgmt          For                            For
       GEOFFREY A. HANDLEY                                       Mgmt          For                            For
       WAYNE D. LENTON                                           Mgmt          For                            For
       JONATHAN A. RUBENSTEIN                                    Mgmt          For                            For
       DONALD M. SHUMKA                                          Mgmt          For                            For
       PAUL N. WRIGHT                                            Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS OF THE CORPORATION    Mgmt          For                            For
       FOR THE ENSUING YEAR.

03     AUTHORIZE THE DIRECTORS TO FIX THE AUDITOR'S              Mgmt          For                            For
       COMPENSATION.

04     PASS AN ORDINARY RESOLUTION TO INCREASE THE               Mgmt          For                            For
       MAXIMUM ALLOWABLE AGGREGATE CASH REMUNERATION
       WHICH MAY BE PAID TO THE INDEPENDENT DIRECTORS
       BY CDN$482,484 FROM CDN$654,416 TO CDN$1,150,000
       PER FINANCIAL YEAR.

--------------------------------------------------------------------------------------------------------------------------
 ELDORADO GOLD CORPORATION                                                                   Agenda Number:  933218213
--------------------------------------------------------------------------------------------------------------------------
    Security:  284902103                                                             Meeting Type:  Annual
      Ticker:  EGO                                                                   Meeting Date:  06-May-2010
        ISIN:  CA2849021035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN S. AUSTON                                            Mgmt          For                            For
       K. ROSS CORY                                              Mgmt          For                            For
       ROBERT R. GILMORE                                         Mgmt          For                            For
       GEOFFREY A. HANDLEY                                       Mgmt          For                            For
       WAYNE D. LENTON                                           Mgmt          For                            For
       JONATHAN A. RUBENSTEIN                                    Mgmt          For                            For
       DONALD M. SHUMKA                                          Mgmt          For                            For
       PAUL N. WRIGHT                                            Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS OF THE CORPORATION    Mgmt          For                            For
       FOR THE ENSUING YEAR.

03     AUTHORIZE THE DIRECTORS TO FIX THE AUDITOR'S              Mgmt          For                            For
       COMPENSATION.

04     PASS AN ORDINARY RESOLUTION TO INCREASE THE               Mgmt          For                            For
       MAXIMUM ALLOWABLE AGGREGATE CASH REMUNERATION
       WHICH MAY BE PAID TO THE INDEPENDENT DIRECTORS
       BY CDN$482,484 FROM CDN$654,416 TO CDN$1,150,000
       PER FINANCIAL YEAR.

--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN GOLDFIELDS LIMITED                                                                 Agenda Number:  933252722
--------------------------------------------------------------------------------------------------------------------------
    Security:  298774100                                                             Meeting Type:  Annual and Special
      Ticker:  EGFDF                                                                 Meeting Date:  12-May-2010
        ISIN:  CA2987741006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS.  THE NOMINEES PROPOSED             Mgmt          For                            For
       BY MANAGEMENT ARE: MARTYN KONIG; MARK RACHOVIDES;
       TIMOTHY MORGAN-WYNNE; DIMITRIOS KOUTRAS; GEORGIOS
       SOSSIDIS; JEFFREY O'LEARY; BRUCE BURROWS, ALFRED
       VINTON.

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING
       THE DIRECTORS TO FIX THEIR REMUNERATION.

03     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       ALL UNALLOCATED OPTIONS AND GRANT THE COMPANY
       THE ABILITY TO CONTINUE GRANTING OPTIONS UNDER
       THE SOP UNTIL MAY 2013.

04     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       ALL UNALLOCATED RSUS AND GRANT THE COMPANY
       THE ABILITY TO CONTINUE GRANTING RSUS UNDER
       THE RSU PLAN UNTIL MAY 2013.

05     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE SOP JOE AMENDMENTS (AS DEFINED AND DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR).

06     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE SOP NON-JOE AMENDMENTS (AS DEFINED AND
       DESCRIBED IN THE MANAGEMENT PROXY CIRCULAR).

07     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE RSU JOE AMENDMENTS (AS DEFINED AND DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR).

08     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE RSU NON-JOE AMENDMENTS (AS DEFINED AND
       DESCRIBED IN THE MANAGEMENT PROXY CIRCULAR).

--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN GOLDFIELDS LIMITED                                                                 Agenda Number:  933251302
--------------------------------------------------------------------------------------------------------------------------
    Security:  298774100                                                             Meeting Type:  Annual and Special
      Ticker:  EGFDF                                                                 Meeting Date:  12-May-2010
        ISIN:  CA2987741006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS.  THE NOMINEES PROPOSED             Mgmt          For                            For
       BY MANAGEMENT ARE: MARTYN KONIG; MARK RACHOVIDES;
       TIMOTHY MORGAN-WYNNE; DIMITRIOS KOUTRAS; GEORGIOS
       SOSSIDIS; JEFFREY O'LEARY; BRUCE BURROWS, ALFRED
       VINTON.

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING
       THE DIRECTORS TO FIX THEIR REMUNERATION.

03     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       ALL UNALLOCATED OPTIONS AND GRANT THE COMPANY
       THE ABILITY TO CONTINUE GRANTING OPTIONS UNDER
       THE SOP UNTIL MAY 2013.

04     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       ALL UNALLOCATED RSUS AND GRANT THE COMPANY
       THE ABILITY TO CONTINUE GRANTING RSUS UNDER
       THE RSU PLAN UNTIL MAY 2013.

05     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE SOP JOE AMENDMENTS (AS DEFINED AND DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR).

06     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE SOP NON-JOE AMENDMENTS (AS DEFINED AND
       DESCRIBED IN THE MANAGEMENT PROXY CIRCULAR).

07     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE RSU JOE AMENDMENTS (AS DEFINED AND DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR).

08     TO CONSIDER AND, IF DEEMED APPROPRIATE, APPROVE           Mgmt          For                            For
       THE RSU NON-JOE AMENDMENTS (AS DEFINED AND
       DESCRIBED IN THE MANAGEMENT PROXY CIRCULAR).

--------------------------------------------------------------------------------------------------------------------------
 FIRST URANIUM CORPORATION                                                                   Agenda Number:  933131649
--------------------------------------------------------------------------------------------------------------------------
    Security:  33744R201                                                             Meeting Type:  Annual and Special
      Ticker:                                                                        Meeting Date:  09-Sep-2009
        ISIN:  US33744R2013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NIGEL R.G. BRUNETTE                                       Mgmt          For                            For
       PATRICK C. EVANS                                          Mgmt          Withheld                       Against
       JAMES P.W. FISHER                                         Mgmt          For                            For
       ROBERT M. FRANKLIN                                        Mgmt          For                            For
       JOHN W.W. HICK                                            Mgmt          For                            For
       WAYNE S. HILL                                             Mgmt          For                            For
       GORDON T. MILLER                                          Mgmt          For                            For
       GRAHAM P. WANBLAD                                         Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP,             Mgmt          For                            For
       CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION

03     TO APPROVE THE ADOPTION OF A RESTRICTED STOCK             Mgmt          For                            For
       UNIT INCENTIVE PLAN, AND TO RATIFY THE RESTRICTED
       STOCK UNITS GRANTED TO CERTAIN INSIDERS OF
       THE CORPORATION, ALL AS DESCRIBED IN THE INFORMATION
       CIRCULAR.

--------------------------------------------------------------------------------------------------------------------------
 FRANCO-NEVADA CORPORATION                                                                   Agenda Number:  933251388
--------------------------------------------------------------------------------------------------------------------------
    Security:  351858105                                                             Meeting Type:  Annual and Special
      Ticker:  FNNVF                                                                 Meeting Date:  12-May-2010
        ISIN:  CA3518581051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PIERRE LASSONDE                                           Mgmt          For                            For
       DAVID HARQUAIL                                            Mgmt          For                            For
       DEREK W. EVANS                                            Mgmt          For                            For
       GRAHAM FARQUHARSON                                        Mgmt          For                            For
       LOUIS GIGNAC                                              Mgmt          For                            For
       RANDALL OLIPHANT                                          Mgmt          For                            For
       DAVID R. PETERSON                                         Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, CHARTERED      Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     TO CONSIDER AND, IF THOUGHT APPROPRIATE, PASS,            Mgmt          For                            For
       WITH OR WITHOUT VARIATION, RESOLUTIONS APPROVING
       THE CORPORATION'S SHARE COMPENSATION PLAN.

04     TO CONSIDER AND, IF THOUGHT APPROPRIATE, PASS,            Mgmt          For                            For
       WITH OR WITHOUT VARIATION, THE ADVISORY RESOLUTION
       ON THE CORPORATION'S APPROACH TO EXECUTIVE
       COMPENSATION.

--------------------------------------------------------------------------------------------------------------------------
 FRANCO-NEVADA CORPORATION                                                                   Agenda Number:  933251388
--------------------------------------------------------------------------------------------------------------------------
    Security:  351858204                                                             Meeting Type:  Annual and Special
      Ticker:                                                                        Meeting Date:  12-May-2010
        ISIN:  US3518582040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PIERRE LASSONDE                                           Mgmt          For                            For
       DAVID HARQUAIL                                            Mgmt          For                            For
       DEREK W. EVANS                                            Mgmt          For                            For
       GRAHAM FARQUHARSON                                        Mgmt          For                            For
       LOUIS GIGNAC                                              Mgmt          For                            For
       RANDALL OLIPHANT                                          Mgmt          For                            For
       DAVID R. PETERSON                                         Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, CHARTERED      Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     TO CONSIDER AND, IF THOUGHT APPROPRIATE, PASS,            Mgmt          For                            For
       WITH OR WITHOUT VARIATION, RESOLUTIONS APPROVING
       THE CORPORATION'S SHARE COMPENSATION PLAN.

04     TO CONSIDER AND, IF THOUGHT APPROPRIATE, PASS,            Mgmt          For                            For
       WITH OR WITHOUT VARIATION, THE ADVISORY RESOLUTION
       ON THE CORPORATION'S APPROACH TO EXECUTIVE
       COMPENSATION.

--------------------------------------------------------------------------------------------------------------------------
 FRESNILLO PLC, LONDON                                                                       Agenda Number:  702411137
--------------------------------------------------------------------------------------------------------------------------
    Security:  G371E2108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  GB00B2QPKJ12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the audited accounts of the Company               Mgmt          For                            For
       for the FYE 31 DEC 2009, together with the
       Directors' report and Auditors' report thereon

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3      Approve the Directors remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2009

4      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company  the Auditors  to hold office
       until the conclusion of the next general meeting
       of the Company   at which the accounts are
       laid before the Company

5      Authorize the Audit Committee of the Company              Mgmt          For                            For
       to agree the remuneration of the Auditors

6      Authorize the Directors to allot shares, pursuant         Mgmt          For                            For
       to Section 551, Companies   Act 2006

S.7    Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights pursuant to Section    570, Companies
       Act 2006

S.8    Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's ordinary    shares pursuant
       to Section 701, Companies Act 2006

S.9    Approve that a general meeting other than an              Mgmt          For                            For
       AGM may be called on not less    than 14 clear
       days' notice

S.10   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company

--------------------------------------------------------------------------------------------------------------------------
 GAMMON GOLD INC.                                                                            Agenda Number:  933258522
--------------------------------------------------------------------------------------------------------------------------
    Security:  36467T106                                                             Meeting Type:  Annual and Special
      Ticker:  GRS                                                                   Meeting Date:  13-May-2010
        ISIN:  CA36467T1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE ELECTION OF THE PERSONS NOMINATED FOR ELECTION        Mgmt          For                            For
       AS DIRECTORS OF GAMMON.

02     THE RE-APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,    Mgmt          For                            For
       AS AUDITOR OF GAMMON AND TO AUTHORIZE THE BOARD
       OF DIRECTORS TO FIX THE REMUNERATION OF THE
       AUDITOR.

03     THE APPROVAL OF THE AMENDMENTS TO THE CORPORATION'S       Mgmt          Against                        Against
       STOCK OPTION PLAN TO INCREASE THE MAXIMUM NUMBER
       OF COMMON SHARES RESERVED FOR ISSUANCE UNDER
       THE STOCK OPTION PLAN FROM 25,000,000 TO 26,000,000
       COMMON SHARES.

04     THE APPROVAL OF THE AMENDMENTS TO THE CORPORATION'S       Mgmt          For                            For
       STOCK OPTION PLAN TO PROVIDE FOR EARLY VESTING
       ON A CHANGE OF CONTROL.

05     THE APPROVAL OF THE IMPLEMENTATION OF THE DEFERRED        Mgmt          Against                        Against
       SHARE UNIT PLAN OF THE CORPORATION EFFECTIVE
       JULY 1, 2010 AND THE RESERVATION OF 1,000,000
       COMMON SHARES OF THE CORPORATION FOR ISSUANCE
       THEREUNDER.

--------------------------------------------------------------------------------------------------------------------------
 GLEICHEN RESOURCES LTD.                                                                     Agenda Number:  933229848
--------------------------------------------------------------------------------------------------------------------------
    Security:  377357108                                                             Meeting Type:  Annual and Special
      Ticker:  GRLFF                                                                 Meeting Date:  29-Apr-2010
        ISIN:  CA3773571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ELECT THE DIRECTORS OF THE COMPANY FOR THE             Mgmt          For                            For
       ENSUING YEAR, AS MORE PARTICULARLY DESCRIBED
       IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR (THE "INFORMATION CIRCULAR").

02     APPOINTMENT OF KPMG LLP AS AUDITORS OF THE COMPANY        Mgmt          For                            For
       FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS,          Mgmt          For                            For
       WITH OR WITHOUT VARIATION, A SPECIAL RESOLUTION
       APPROVING THE CONTINUANCE (THE "CONTINUANCE")
       OF THE COMPANY UNDER THE BUSINESS CORPORATIONS
       ACT (ONTARIO) (THE "OBCA"), AS MORE PARTICULARLY
       DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.

04     SUBJECT TO THE APPROVAL OF THE CONTINUANCE,               Mgmt          For                            For
       TO PASS, WITH OR WITHOUT VARIATION, A SPECIAL
       RESOLUTION APPROVING THE FILING OF ARTICLES
       OF CONTINUANCE UNDER THE OBCA, WHICH ARTICLES
       SHALL INCLUDE A CHANGE OF NAME AND REGISTERED
       OFFICE OF THE COMPANY AND AUTHORIZATION FOR
       THE BOARD TO INCREASE THE NUMBER OF DIRECTORS
       BETWEEN ANNUAL SHAREHOLDER MEETINGS ALL AS
       MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR.

05     SUBJECT TO THE APPROVAL OF THE CONTINUANCE,               Mgmt          For                            For
       TO CONSIDER AND, IF DEEMED APPROPRIATE, TO
       PASS, WITH OR WITHOUT VARIATION, A SPECIAL
       RESOLUTION RATIFYING AND CONFIRMING THE ADOPTION
       OF A NEW GENERAL BY-LAW OF THE COMPANY UNDER
       THE OBCA, AS MORE PARTICULARLY DESCRIBED IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

--------------------------------------------------------------------------------------------------------------------------
 GOLD FIELDS LIMITED                                                                         Agenda Number:  933158239
--------------------------------------------------------------------------------------------------------------------------
    Security:  38059T106                                                             Meeting Type:  Annual
      Ticker:  GFI                                                                   Meeting Date:  04-Nov-2009
        ISIN:  US38059T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     ADOPTION OF FINANCIAL STATEMENTS                          Mgmt          For                            *

O2     RE-ELECTION OF MS CA CAROLUS AS A DIRECTOR                Mgmt          For                            *

O3     RE-ELECTION OF MR R DANINO AS A DIRECTOR                  Mgmt          For                            *

O4     RE-ELECTION OF MR AR HILL AS A DIRECTOR                   Mgmt          For                            *

O5     RE-ELECTION OF MR NJ HOLLAND AS A DIRECTOR                Mgmt          For                            *

O6     RE-ELECTION OF MR RP MENELL AS A DIRECTOR                 Mgmt          For                            *

O7     PLACEMENT OF ORDINARY SHARES UNDER THE CONTROL            Mgmt          For                            *
       OF THE DIRECTORS

O8     PLACEMENT OF NON-CONVERTIBLE REDEEMABLE PREFERENCE        Mgmt          For                            *
       SHARES UNDER THE CONTROL OF THE DIRECTORS

O9     ISSUING EQUITY SECURITIES FOR CASH                        Mgmt          For                            *

O10    AMENDMENTS TO THE GOLD FIELDS LIMITED 2005 SHARE          Mgmt          For                            *
       PLAN

O11    AWARD OF RIGHTS TO NON-EXECUTIVE DIRECTORS UNDER          Mgmt          For                            *
       THE GOLD FIELDS LIMITED 2005 NON-EXECUTIVE
       SHARE PLAN

O12    INCREASE OF NON-EXECUTIVE DIRECTORS' FEES                 Mgmt          For                            *

S1     ACQUISITION OF COMPANY'S OWN SHARES                       Mgmt          For                            *

--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC.                                                                               Agenda Number:  933233544
--------------------------------------------------------------------------------------------------------------------------
    Security:  380956409                                                             Meeting Type:  Annual
      Ticker:  GG                                                                    Meeting Date:  19-May-2010
        ISIN:  CA3809564097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       IAN W. TELFER                                             Mgmt          For                            For
       DOUGLAS M. HOLTBY                                         Mgmt          For                            For
       CHARLES A. JEANNES                                        Mgmt          For                            For
       JOHN P. BELL                                              Mgmt          For                            For
       LAWRENCE I. BELL                                          Mgmt          For                            For
       BEVERLEY A. BRISCOE                                       Mgmt          For                            For
       PETER J. DEY                                              Mgmt          For                            For
       P. RANDY REIFEL                                           Mgmt          For                            For
       A. DAN ROVIG                                              Mgmt          For                            For
       KENNETH F. WILLIAMSON                                     Mgmt          For                            For

B      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       OF THE COMPANY AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION;

C      THE SHAREHOLDER PROPOSAL ATTACHED AS SCHEDULE             Shr           For                            Against
       "B" TO THE MANAGEMENT INFORMATION CIRCULAR
       ACCOMPANYING THIS VOTING INSTRUCTION FORM.

--------------------------------------------------------------------------------------------------------------------------
 GREAT BASIN GOLD LTD.                                                                       Agenda Number:  933292118
--------------------------------------------------------------------------------------------------------------------------
    Security:  390124105                                                             Meeting Type:  Annual and Special
      Ticker:  GBG                                                                   Meeting Date:  22-Jun-2010
        ISIN:  CA3901241057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PATRICK R. COOKE                                          Mgmt          For                            For
       T. BARRY COUGHLAN                                         Mgmt          For                            For
       FERDINAND DIPPENAAR                                       Mgmt          For                            For
       DAVID M.S. ELLIOTT                                        Mgmt          For                            For
       WAYNE KIRK                                                Mgmt          For                            For
       JOSHUA C. NGOMA                                           Mgmt          For                            For
       GERT J. ROBBERTZE                                         Mgmt          For                            For
       WALTER T. SEGSWORTH                                       Mgmt          For                            For
       RONALD W. THIESSEN                                        Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, CHARTERED      Mgmt          For                            For
       ACCOUNTANTS AS AUDITORS OF THE COMPANY FOR
       THE ENSUING YEAR.

03     TO ADOPT A NEW THREE YEAR SHAREHOLDER RIGHTS              Mgmt          For                            For
       PLAN AGREEMENT, AS DESCRIBED IN THE INFORMATION
       CIRCULAR PREPARED FOR THE ANNUAL AND SPECIAL
       GENERAL MEETING.

04     TO ALTER THE EXISTING ARTICLES TO ACCOMMODATE             Mgmt          For                            For
       A PAPERLESS SHARE TRANSFER SYSTEM, AS SET OUT
       IN THE INFORMATION CIRCULAR PREPARED FOR THE
       ANNUAL AND SPECIAL GENERAL MEETING.

--------------------------------------------------------------------------------------------------------------------------
 GRYPHON MINERALS LTD                                                                        Agenda Number:  702291624
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4352M109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2010
        ISIN:  AU000000GRY4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting
       PROPOSAL 1 AND VOTES CAST BY ANY  INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S    WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE
       (OR VOTE "ABSTAIN") FOR THE         RELEVANT
       PROPOSAL ITEMS.

1      Approve, for all purposes, the sale by the Company        Mgmt          For                            For
       of the Australian          Tenements to Renaissance
       Minerals Limited on the specified terms and
       conditions

--------------------------------------------------------------------------------------------------------------------------
 GUYANA GOLDFIELDS INC.                                                                      Agenda Number:  933217780
--------------------------------------------------------------------------------------------------------------------------
    Security:  403530108                                                             Meeting Type:  Annual
      Ticker:  GUYFF                                                                 Meeting Date:  22-Apr-2010
        ISIN:  CA4035301080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. PATRICK SHERIDAN                                       Mgmt          For                            For
       ALAN FERRY                                                Mgmt          For                            For
       ALEXANDER PO                                              Mgmt          For                            For
       RICHARD WILLIAMS                                          Mgmt          For                            For
       ROBERT BONDY                                              Mgmt          For                            For
       DANIEL NOONE                                              Mgmt          For                            For
       CLAUDE LEMASSON                                           Mgmt          For                            For

02     IN RESPECT OF THE APPOINTMENT OF COLLINS BARROW           Mgmt          For                            For
       TORONTO LLP, AS AUDITOR OF THE CORPORATION
       AND TO AUTHORIZE THE BOARD OF DIRECTORS TO
       FIX ITS REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 GUYANA GOLDFIELDS INC.                                                                      Agenda Number:  933217792
--------------------------------------------------------------------------------------------------------------------------
    Security:  403530108                                                             Meeting Type:  Annual
      Ticker:  GUYFF                                                                 Meeting Date:  22-Apr-2010
        ISIN:  CA4035301080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. PATRICK SHERIDAN                                       Mgmt          For                            For
       ALAN FERRY                                                Mgmt          For                            For
       ALEXANDER PO                                              Mgmt          For                            For
       RICHARD WILLIAMS                                          Mgmt          For                            For
       ROBERT BONDY                                              Mgmt          For                            For
       DANIEL NOONE                                              Mgmt          For                            For
       CLAUDE LEMASSON                                           Mgmt          For                            For

02     IN RESPECT OF THE APPOINTMENT OF COLLINS BARROW           Mgmt          For                            For
       TORONTO LLP, AS AUDITOR OF THE CORPORATION
       AND TO AUTHORIZE THE BOARD OF DIRECTORS TO
       FIX ITS REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 IAMGOLD CORPORATION                                                                         Agenda Number:  933256148
--------------------------------------------------------------------------------------------------------------------------
    Security:  450913108                                                             Meeting Type:  Annual
      Ticker:  IAG                                                                   Meeting Date:  19-May-2010
        ISIN:  CA4509131088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEREK BULLOCK                                             Mgmt          For                            For
       JOHN E. CALDWELL                                          Mgmt          For                            For
       DONALD K. CHARTER                                         Mgmt          For                            For
       W. ROBERT DENGLER                                         Mgmt          For                            For
       GUY G. DUFRESNE                                           Mgmt          For                            For
       PETER C. JONES                                            Mgmt          For                            For
       MAHENDRA NAIK                                             Mgmt          For                            For
       WILLIAM D. PUGLIESE                                       Mgmt          For                            For
       JOHN SHAW                                                 Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP CHARTERED ACCOUNTANTS,            Mgmt          For                            For
       AS AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

03     RESOLVED, ON AN ADVISORY BASIS AND NOT TO DIMINISH        Mgmt          For                            For
       THE ROLE AND RESPONSIBILITIES OF THE BOARD
       OF DIRECTORS OF THE CORPORATION, THAT THE SHAREHOLDERS
       ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION
       DISCLOSED IN THE CORPORATION'S INFORMATION
       CIRCULAR DELIVERED IN ADVANCE OF THE 2010 ANNUAL
       MEETING OF SHAREHOLDERS.

--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORPORATION                                                                    Agenda Number:  933228579
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  Annual
      Ticker:  KGC                                                                   Meeting Date:  05-May-2010
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN A. BROUGH                                            Mgmt          For                            For
       TYE W. BURT                                               Mgmt          For                            For
       JOHN K. CARRINGTON                                        Mgmt          For                            For
       JOHN M.H. HUXLEY                                          Mgmt          For                            For
       JOHN A. KEYES                                             Mgmt          For                            For
       C. MCLEOD-SELTZER                                         Mgmt          For                            For
       GEORGE F. MICHALS                                         Mgmt          For                            For
       JOHN E. OLIVER                                            Mgmt          For                            For
       TERENCE C.W. REID                                         Mgmt          For                            For

02     TO APPROVE THE APPOINTMENT OF KPMG LLP, CHARTERED         Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE COMPANY FOR
       THE ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS
       TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 LIHIR GOLD LTD                                                                              Agenda Number:  702315044
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5285N149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2010
        ISIN:  PG0008974597
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statements and statutory            Mgmt          No vote                        *
       reports for the YE 31 DEC 2009

2      Elect Peter Cassidy as a Director                         Mgmt          No vote                        *

3      Election Mike Etheridge as a Director                     Mgmt          No vote                        *

4      Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          No vote                        *
       Auditor

5      Approve the termination benefits payable to               Mgmt          No vote                        *
       the new CEO/Managing Director     under his
       employment contract

6      Approve the grant of up to 1.5 million Share              Mgmt          No vote                        *
       Rights under the Lihir Senior    Executive
       Share Plan to the new CEO/Managing Director

--------------------------------------------------------------------------------------------------------------------------
 MEDORO RESOURCES LTD.                                                                       Agenda Number:  933281470
--------------------------------------------------------------------------------------------------------------------------
    Security:  58503R209                                                             Meeting Type:  Annual and Special
      Ticker:  MDRRF                                                                 Meeting Date:  09-Jun-2010
        ISIN:  CA58503R2090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAIME PEREZ BRANGER                                       Mgmt          For                            For
       MARIO CARON                                               Mgmt          For                            For
       ROBERT DOYLE                                              Mgmt          For                            For
       JOHN W. W. HICK                                           Mgmt          For                            For
       AUGUSTO LOPEZ                                             Mgmt          For                            For
       J. RANDALL MARTIN                                         Mgmt          For                            For
       ROBERT METCALFE                                           Mgmt          For                            For
       KEITH MORRISON                                            Mgmt          For                            For
       COURTNEY NEEB                                             Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, AS             Mgmt          For                            For
       AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION;

03     RE-CONFIRMATION OF THE CORPORATION'S STOCK OPTION         Mgmt          Against                        Against
       PLAN;

04     CONSOLIDATION OF THE COMMON SHARES OF THE CORPORATION     Mgmt          For                            For
       ON A THREE-FOR-ONE BASIS.

--------------------------------------------------------------------------------------------------------------------------
 MINCO SILVER CORPORATION                                                                    Agenda Number:  933299958
--------------------------------------------------------------------------------------------------------------------------
    Security:  60254C100                                                             Meeting Type:  Annual and Special
      Ticker:  MISVF                                                                 Meeting Date:  28-Jun-2010
        ISIN:  CA60254C1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS AT 3.                      Mgmt          For                            For

02     DIRECTOR
       KEN Z. CAI                                                Mgmt          For                            For
       CHAN-SENG LEE                                             Mgmt          For                            For
       WAYNE SPILSBURY                                           Mgmt          For                            For

03     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITORS OF THE COMPANY FOR THE ENSUING YEAR
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

04     TO APPROVE THE COMPANY'S STOCK OPTION PLAN.               Mgmt          Against                        Against

05     THE MAXIMUM NUMBER OF SHARES WHICH WOULD BE               Mgmt          For                            For
       ISSUED OR MADE SUBJECT TO ISSUANCE UNDER ONE
       OF MORE PRIVATE PLACEMENTS IN THE TWELVE MONTH
       PERIOD COMMENCING JUNE 28, 2010 WOULD NOT EXCEED
       100% OF THE COMPANY'S ISSUED AND OUTSTANDING
       SHARES AS AT JUNE 28, 2010.

--------------------------------------------------------------------------------------------------------------------------
 MINEFINDERS CORPORATION LTD.                                                                Agenda Number:  933225244
--------------------------------------------------------------------------------------------------------------------------
    Security:  602900102                                                             Meeting Type:  Annual
      Ticker:  MFN                                                                   Meeting Date:  19-May-2010
        ISIN:  CA6029001022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK H. BAILEY                                            Mgmt          For                            For
       JAMES M. DAWSON                                           Mgmt          For                            For
       H. LEO KING                                               Mgmt          For                            For
       ROBERT L. LECLERC                                         Mgmt          For                            For
       ANTHONIE LUTEIJN                                          Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,           Mgmt          For                            For
       AS AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 MVELAPHANDA RESOURCES LIMITED                                                               Agenda Number:  702156894
--------------------------------------------------------------------------------------------------------------------------
    Security:  S53030110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Dec-2009
        ISIN:  ZAE000050266
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of Mvela Resources for the YE 30 JUN 2009

2.O.2  Re-elect Ms. Y.Z. Cuba as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in terms of
       Article 24.2 of the Articles of Association

3.O.3  Approve to confirm the Directors remuneration             Mgmt          For                            For
       for the YE 30 JUN 2009

4.O.4  Ratify the actions of all persons who held office         Mgmt          For                            For
       as Members of the Board of Directors of Mvela
       Resources during the YE 30 JUN 2009 in so far
       as such actions had any bearing on the affairs
       of Mvela Resources

5.O.5  Re-appoint PricewaterhouseCoopers Inc. as the             Mgmt          For                            For
       Auditors of the Company until the following
       AGM and authorize the Directors to determine
       their remuneration for the past year

6.O.6  Approve to place the authorized but unissued              Mgmt          For                            For
       ordinary shares of the Company at the disposal
       and under the control of the Directors until
       the following AGM and authorize the Directors,
       subject to the provisions of the South African
       Companies Act, 1973, 1973 [Act 61 of 1973],
       as amended (the Act), and the Listings Requirements
       of the JSE Limited- to allot, issue and otherwise
       dispose of, or grant options in respect of,
       such shares to such person or persons on such
       terms and conditions and at such times as the
       Directors may from time to time in their discretion
       deem fit and to allot issue shares, or grant
       options to Mvela Resources Share Trust or to
       qualifying employees of the Company and its
       subsidiaries on and subject to the terms of
       the Mvela Resources Limited Share Participation
       Scheme

7.O.7  Approve to resolve that the pre-emptive rights,           Mgmt          For                            For
       to which shareholders of Mvela Resources may
       be entitled in terms of the JSE Listings Requirements,
       to participate in any future issues of or options
       to acquire Mvela Resources ordinary shares
       for cash which may be made by the Company or
       to participate in any future in any future
       sale, disposal or transfer for cash of Mvela
       Resources shares held as treasury shares by
       a subsidiary of Mvela Resources [or options
       in respect thereof] subsequent to the date
       of passing this resolution be waived, and that
       the Directors of the Company issue, sell, dispose
       of, transfer, or grant options in respect of
       ordinary shares in the unissued share capital
       of Mvela Resources for cash subject to JSE
       Listings Requirements from time to time which
       currently require that issues in aggregate
       in any 1 FY will not exceed 5% of the Company's
       issued ordinary share capital and the approval
       for the waiver of the pre-emptive rights, together
       with this general authority to issue shares
       for cash, will be valid until the earlier of
       the next AGM of the Company and the expiry
       of a period of 15 months from the date of passing
       of this resolution

8.O.8  Authorize the Directors of the Company to nominate        Mgmt          For                            For
       any one or more of their number, or any other
       relevant person or persons, to carry out and
       do all such matters and things as may be necessary
       and to make all such applications as may be
       required in connection with or to give effect
       to any or all of the ordinary and special resolutions
       to be proposed at the general meeting of Mvela
       Resources at which this Ordinary Resolution
       8 is being proposed

9.S.1  Approve, as a general approval contemplated               Mgmt          For                            For
       in Sections 85(2) and 85(3) of the Companies
       Act 1973 [Act 61 of 1973], as amended, the
       acquisition by the Company or any of its subsidiaries
       from time to time, of the issued ordinary shares
       of the Company, upon such terms and conditions
       and in such amounts as the Directors of the
       Company may from time to time determine, but
       subject to the Articles of Association of the
       Company, the provisions of the Act and the
       Listings Requirements of the JSE Limited as
       presently constituted and which may be amended
       from time to time, and subject to the following-
       approval by shareholders in terms of a special
       resolution of the Company, in annual general
       or general meeting, which shall be valid only
       until the next AGM or for 15 months from the
       date of the resolution, whichever period is
       shorter and the acquisitions of ordinary shares
       in aggregate in any 1 FY may not exceed 20%
       of the Company's issued ordinary capital

       Transact any other business                               Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 NEW GOLD INC.                                                                               Agenda Number:  933248773
--------------------------------------------------------------------------------------------------------------------------
    Security:  644535106                                                             Meeting Type:  Annual
      Ticker:  NGD                                                                   Meeting Date:  06-May-2010
        ISIN:  CA6445351068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS OF THE COMPANY             Mgmt          For                            For
       AT NINE.

02     DIRECTOR
       JAMES ESTEY                                               Mgmt          For                            For
       ROBERT GALLAGHER                                          Mgmt          For                            For
       VAHAN KOLOLIAN                                            Mgmt          For                            For
       MARTYN KONIG                                              Mgmt          For                            For
       PIERRE LASSONDE                                           Mgmt          For                            For
       CRAIG NELSEN                                              Mgmt          For                            For
       RANDALL OLIPHANT                                          Mgmt          For                            For
       IAN TELFER                                                Mgmt          For                            For
       RAYMOND THRELKELD                                         Mgmt          For                            For

03     APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS          Mgmt          For                            For
       OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING
       THE DIRECTORS TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 NEWCREST MNG LTD                                                                            Agenda Number:  702104326
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6651B114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2009
        ISIN:  AU000000NCM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 30 JUN
       2009 and the reports of the Directors and the
       Auditors thereon

2.     Elect Mr. Vince Gauci as a Director, in accordance        Mgmt          For                            For
       with Rule 57 of the Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2009

4.     Transact any other business                               Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 NEWMONT MINING CORPORATION                                                                  Agenda Number:  933199297
--------------------------------------------------------------------------------------------------------------------------
    Security:  651639106                                                             Meeting Type:  Annual
      Ticker:  NEM                                                                   Meeting Date:  23-Apr-2010
        ISIN:  US6516391066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.A. BARTON                                               Mgmt          Withheld                       Against
       V.A. CALARCO                                              Mgmt          Withheld                       Against
       J.A. CARRABBA                                             Mgmt          Withheld                       Against
       N. DOYLE                                                  Mgmt          Withheld                       Against
       V.M. HAGEN                                                Mgmt          Withheld                       Against
       M.S. HAMSON                                               Mgmt          Withheld                       Against
       R.T. O'BRIEN                                              Mgmt          Withheld                       Against
       J.B. PRESCOTT                                             Mgmt          Withheld                       Against
       D.C. ROTH                                                 Mgmt          Withheld                       Against
       J.V. TARANIK                                              Mgmt          Withheld                       Against
       S.R. THOMPSON                                             Mgmt          Withheld                       Against

02     RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF               Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS NEWMONT'S INDEPENDENT
       AUDITORS FOR 2010.

03     CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL              Shr           Against                        For
       REGARDING SPECIAL MEETINGS, AS SET FORTH IN
       THE ACCOMPANYING PROXY STATEMENT, IF PROPERLY
       INTRODUCED AT THE MEETING.

04     CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL              Shr           Against                        For
       TO APPROVE MAJORITY VOTING FOR THE ELECTION
       OF DIRECTORS IN A NON-CONTESTED ELECTION, AS
       SET FORTH IN THE ACCOMPANYING PROXY STATEMENT,
       IF PROPERLY INTRODUCED AT THE MEETING.

--------------------------------------------------------------------------------------------------------------------------
 NORTHAM PLATINUM (PTY) LTD                                                                  Agenda Number:  702117385
--------------------------------------------------------------------------------------------------------------------------
    Security:  S56540156                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Nov-2009
        ISIN:  ZAE000030912
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements                   Mgmt          For                            For

2.     Elect M.E. Beckett as a Director, who retires             Mgmt          For                            For
       in accordance with the provisions of Article
       57 of the Company's Articles of Association

3.     Elect B.R. van Rooyen as a Director, who retires          Mgmt          For                            For
       in accordance with the provisions of Article
       57 of the Company's Articles of Association

4.     Elect P.L. Zim as a Director, who retires in              Mgmt          For                            For
       accordance with the provisions of Article 57
       of the Company's Articles of Association

5.     Elect C.K. Chabedi as a Director, who retires             Mgmt          For                            For
       at the forthcoming AGM in accordance with the
       provisions of Article 50 of the Company's Articles
       of Association

6.     Elect A.R. Martin as a Director, who retires              Mgmt          For                            For
       at the forthcoming AGM in accordance with the
       provisions of Article 50 of the Company's Articles
       of Association

7.     Elect MSMM Xayiya as a Director, who retires              Mgmt          For                            For
       at the forthcoming AGM in accordance with the
       provisions of Article 50 of the Company's Articles
       of Association

8.     Approve to increase the Directors fees                    Mgmt          Against                        Against

9.     Amend the Northam Share Scheme                            Mgmt          For                            For

S.1    Approve to increase the authorized share capital          Mgmt          For                            For

S.2    Amend the Memorandum of Association                       Mgmt          For                            For

10.    Approve the placement of unissued shares under            Mgmt          For                            For
       the control of the Directors

11.    Approve the payments to shareholders                      Mgmt          For                            For

S.3    Approve the acquisition of the Companies own              Mgmt          For                            For
       shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS
       AND RECEIPT OF ARTICLES. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

--------------------------------------------------------------------------------------------------------------------------
 NORTHGATE MINERALS CORPORATION                                                              Agenda Number:  933248103
--------------------------------------------------------------------------------------------------------------------------
    Security:  666416102                                                             Meeting Type:  Annual and Special
      Ticker:  NXG                                                                   Meeting Date:  11-May-2010
        ISIN:  CA6664161024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK DANIEL                                               Mgmt          For                            For
       PAUL J. DOWD                                              Mgmt          For                            For
       PATRICK D. DOWNEY                                         Mgmt          For                            For
       RICHARD J. HALL                                           Mgmt          For                            For
       DOUGLAS P. HAYHURST                                       Mgmt          For                            For
       TERRY A. LYONS                                            Mgmt          For                            For
       CONRAD A. PINETTE                                         Mgmt          For                            For
       KENNETH G. STOWE                                          Mgmt          For                            For

02     APPOINTMENT OF KPMG, LLP, CHARTERED ACCOUNTANTS           Mgmt          For                            For
       AS AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE               Mgmt          For                            For
       AUDITORS' REMUNERATION FOR THE ENSUING YEAR.

04     TO CONSIDER AND, IF DEEMED ADVISABLE, ADOPT               Mgmt          For                            For
       A RESOLUTION (THE FULL TEXT OF WHICH IS REPRODUCED
       AS SCHEDULE C IN THE MANAGEMENT INFORMATION
       CIRCULAR) TO CONFIRM THE ADOPTION AND RATIFY
       THE SHAREHOLDER RIGHTS PLAN ADOPTED BY THE
       BOARD OF DIRECTORS OF THE CORPORATION ON MARCH
       8, 2010.

--------------------------------------------------------------------------------------------------------------------------
 OREZONE GOLD CORPORATION                                                                    Agenda Number:  933269652
--------------------------------------------------------------------------------------------------------------------------
    Security:  68616T109                                                             Meeting Type:  Annual
      Ticker:  ORZCF                                                                 Meeting Date:  27-May-2010
        ISIN:  CA68616T1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS. THE NOMINEES PROPOSED              Mgmt          For                            For
       BY MANAGEMENT ARE: RONALD LITTLE, MICHAEL HALVORSON,
       PAUL CARMEL, ALAIN KRUSHNISKY AND JAMES GILL.

02     APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS          Mgmt          For                            For
       OF THE CORPORATION FOR THE ENSUING YEAR AND
       AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 OREZONE GOLD CORPORATION                                                                    Agenda Number:  933269664
--------------------------------------------------------------------------------------------------------------------------
    Security:  68616T109                                                             Meeting Type:  Annual
      Ticker:  ORZCF                                                                 Meeting Date:  27-May-2010
        ISIN:  CA68616T1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS. THE NOMINEES PROPOSED              Mgmt          For                            For
       BY MANAGEMENT ARE: RONALD LITTLE, MICHAEL HALVORSON,
       PAUL CARMEL, ALAIN KRUSHNISKY AND JAMES GILL.

02     APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS          Mgmt          For                            For
       OF THE CORPORATION FOR THE ENSUING YEAR AND
       AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 OSISKO MINING CORPORATION                                                                   Agenda Number:  933298956
--------------------------------------------------------------------------------------------------------------------------
    Security:  688278100                                                             Meeting Type:  Annual and Special
      Ticker:  OSKFF                                                                 Meeting Date:  30-Jun-2010
        ISIN:  CA6882781009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SEAN ROOSEN                                               Mgmt          For                            For
       ROBERT WARES                                              Mgmt          For                            For
       VICTOR BRADLEY                                            Mgmt          For                            For
       NORMAN STORM                                              Mgmt          For                            For
       STAPH L. BAKALI                                           Mgmt          For                            For
       ANDR J. DOUCHANE                                         Mgmt          For                            For
       SERGE VZINA                                              Mgmt          For                            For
       MARCEL CT                                               Mgmt          For                            For
       WILLIAM A. MACKINNON                                      Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITORS AND AUTHORIZING TO FIX THEIR REMUNERATION.

03     RESOLUTION APPROVING THE CORPORATION'S SHAREHOLDERS       Mgmt          For                            For
       RIGHTS PLAN.

--------------------------------------------------------------------------------------------------------------------------
 OSISKO MINING CORPORATION                                                                   Agenda Number:  933298968
--------------------------------------------------------------------------------------------------------------------------
    Security:  688278100                                                             Meeting Type:  Annual and Special
      Ticker:  OSKFF                                                                 Meeting Date:  30-Jun-2010
        ISIN:  CA6882781009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SEAN ROOSEN                                               Mgmt          For                            For
       ROBERT WARES                                              Mgmt          For                            For
       VICTOR BRADLEY                                            Mgmt          For                            For
       NORMAN STORM                                              Mgmt          For                            For
       STAPH L. BAKALI                                           Mgmt          For                            For
       ANDR J. DOUCHANE                                         Mgmt          For                            For
       SERGE VZINA                                              Mgmt          For                            For
       MARCEL CT                                               Mgmt          For                            For
       WILLIAM A. MACKINNON                                      Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITORS AND AUTHORIZING TO FIX THEIR REMUNERATION.

03     RESOLUTION APPROVING THE CORPORATION'S SHAREHOLDERS       Mgmt          For                            For
       RIGHTS PLAN.

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC RIM MINING CORP.                                                                    Agenda Number:  933126977
--------------------------------------------------------------------------------------------------------------------------
    Security:  694915208                                                             Meeting Type:  Annual and Special
      Ticker:  PMU                                                                   Meeting Date:  26-Aug-2009
        ISIN:  CA6949152087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF DIRECTORS AT FIVE (5).               Mgmt          For                            For

02     DIRECTOR
       C. MCLEOD-SELTZER                                         Mgmt          For                            For
       THOMAS SHRAKE                                             Mgmt          For                            For
       WILLIAM MYCKATYN                                          Mgmt          For                            For
       DAVID FAGIN                                               Mgmt          For                            For
       ANTHONY PETRINA                                           Mgmt          For                            For

03     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       AUDITORS OF THE COMPANY FOR THE ENSUING YEAR
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

04     TO CONSIDER AND, IF THOUGHT FIT, PASS AS AN               Mgmt          For                            For
       ORDINARY RESOLUTION RATIFYING, CONFIRMING AND
       APPROVING THE ADOPTION BY THE COMPANY OF AN
       AMENDED AND RESTATED SHAREHOLDER RIGHTS PLAN
       AGREEMENT WHICH AMENDS CERTAIN PROVISIONS OF
       THE COMPANY'S EXISTING SHAREHOLDER RIGHTS PLAN
       AGREEMENT.

05     TO CONSIDER AND, IF THOUGHT FIT, PASS AS AN               Mgmt          For                            For
       ORDINARY RESOLUTION RATIFYING, CONFIRMING AND
       APPROVING THE COMPANY'S EXISTING 2006 EVERGREEN
       INCENTIVE STOCK OPTION PLAN (THE "STOCK OPTION
       PLAN") AND ALL UNALLOCATED OPTIONS THEREUNDER.

06     TO CONSIDER AND, IF THOUGHT FIT, PASS AS AN               Mgmt          For                            For
       ORDINARY RESOLUTION RATIFYING, CONFIRMING AND
       APPROVING THE ADOPTION BY THE COMPANY OF CERTAIN
       AMENDMENTS TO THE STOCK OPTION PLAN REGARDING
       REORGANIZATIONS, GOING PRIVATE AND SPIN-OUT
       TRANSACTIONS.

07     TO CONSIDER AND, IF THOUGHT FIT, PASS AS AN               Mgmt          For                            For
       ORDINARY RESOLUTION RATIFYING, CONFIRMING AND
       APPROVING THE EXTENSION DATES FROM AUGUST 29,
       2009 TO AUGUST 29, 2010 OF CERTAIN OUTSTANDING
       SHARE PURCHASE WARRANTS, INCLUDING WARRANTS
       HELD, DIRECTLY OR INDIRECTLY, BY INSIDERS OF
       THE COMPANY.

08     TO TRANSACT SUCH FURTHER OR OTHER BUSINESS AS             Mgmt          For                            For
       MAY PROPERLY COME BEFORE THE MEETING OR ANY
       ADJOURNMENT OR ADJOURNMENTS THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 PAN AMERICAN SILVER CORP.                                                                   Agenda Number:  933247442
--------------------------------------------------------------------------------------------------------------------------
    Security:  697900108                                                             Meeting Type:  Annual and Special
      Ticker:  PAAS                                                                  Meeting Date:  10-May-2010
        ISIN:  CA6979001089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROSS J. BEATY                                             Mgmt          For                            For
       GEOFFREY A. BURNS                                         Mgmt          For                            For
       ROBERT P. PIROOZ                                          Mgmt          For                            For
       WILLIAM FLECKENSTEIN                                      Mgmt          For                            For
       MICHAEL J.J. MALONEY                                      Mgmt          For                            For
       MICHAEL LARSON                                            Mgmt          For                            For
       PAUL B. SWEENEY                                           Mgmt          For                            For
       DAVID C. PRESS                                            Mgmt          For                            For
       WALTER T. SEGSWORTH                                       Mgmt          For                            For

02     REAPPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS        Mgmt          For                            For
       OF THE CORPORATION.

03     TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITOR'S           Mgmt          For                            For
       REMUNERATION.

04     TO CONSIDER AND, IF THOUGHT APPROPRIATE, TO               Mgmt          For                            For
       PASS AN ORDINARY ADVISORY RESOLUTION APPROVING
       THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION,
       THE COMPLETE TEXT OF WHICH IS SET OUT IN APPENDIX
       "B" TO THE INFORMATION CIRCULAR FOR THE MEETING.

05     TO CONSIDER AND, IF THOUGHT APPROPRIATE, TO               Mgmt          For                            For
       PASS AN ORDINARY RESOLUTION AMENDING THE 2008
       STOCK OPTION AND STOCK BONUS PLAN, THE COMPLETE
       TEXT OF WHICH IS SET OUT IN APPENDIX "C" TO
       THE INFORMATION CIRCULAR FOR THE MEETING.

--------------------------------------------------------------------------------------------------------------------------
 PERSEUS MINING LTD                                                                          Agenda Number:  702135131
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q74174105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2009
        ISIN:  AU000000PRU3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting
       PROPOSALS 5 TO 10 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE "ABSTAIN") FOR THE RELEVANT PROPOSAL ITEMS.

       To receive and consider the financial report              Non-Voting
       of the Company for the YE 30 JUN 2009, together
       with the reports by the Directors and the Auditors
       thereon

1.     Adopt the remuneration report as specified in             Mgmt          For                            For
       the Directors' report Section of the annual
       report for the FYE 30 JUN 2009

2.     Re-elect Mr. Sean Harvey as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with Clause
       3.3 of the Constitution of the Company

3.     Re-elect Michael Bohm as a Director of the Company,       Mgmt          For                            For
       who retires in accordance with Clause 3.3 of
       the Constitution of the Company

4.     Re-elect Rhett Brans as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with Clause 3.6 of
       the Constitution of the Company

5.     Ratify, in accordance with ASX Listing Rule               Mgmt          For                            For
       7.4, the issue of 2,000,000 options to BGF
       Equities Pty Ltd to acquire ordinary fully
       paid shares on the specified terms and conditions

6.     Ratify, in accordance with ASX Listing Rule               Mgmt          For                            For
       7.4, the issue of 2,000,000 shares and 2,000,000
       options to Strategic Systems Pty Ltd as consideration
       for the purchase of shares in Central Ashanti
       Gold Ltd on the specified terms and conditions

7.     Ratify, in accordance with ASX Listing Rule               Mgmt          For                            For
       7.4, the issue of 400,000 options made on 15
       OCT 2009 to Mr. Michael Bohm on the specified
       terms and conditions

8.     Ratify, in accordance with ASX Listing Rule               Mgmt          For                            For
       7.4, the issue of 39,000,000 securities which,
       at the date of this notice of meeting had not
       been issued, are expected to be issued in the
       period up to the date of the AGM, on the specified
       terms and conditions

9.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       ASX Listing Rule 10.11 and all other purposes
       and subject to the passing of Resolution 2,
       to issue up to a maximum of 600,000 options
       to subscribe for shares in the Company to Mr.
       Sean Harvey or his nominee, as specified

10.    Approve, pursuant to Clause 10.2 of the Company's         Mgmt          For                            For
       Constitution, to increase aggregate Non-executive
       Directors' fees from AUD 200,000 per annum
       to AUD 400,000 per annum

       To transact any other business                            Non-Voting

--------------------------------------------------------------------------------------------------------------------------
 PERSEUS MINING LTD                                                                          Agenda Number:  702400259
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q74174105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2010
        ISIN:  AU000000PRU3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Ratify, in accordance with ASX Listing Rule               Mgmt          For                            For
       7.4 and all other purposes, the   prior issue
       of up to 50,600,000 ordinary fully paid shares
       the "Prospectus   Share Issue"  to be issued
       prior to the date of the meeting on the terms
       and  conditions in the explanatory memorandum
       and management information circular

2      Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       7.1 and all other purposes, the  offer and
       issue of up to 15,000,000 ordinary fully paid
       shares  the           "Placement Share Issue"
       on the terms and conditions in the explanatory
       memorandum and management information
       circular

CMMT   VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting
       PROPOSALS 1 AND 2 AND VOTES CAST  BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE        PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO
       EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR   THE RELEVANT
       PROPOSAL ITEMS.

--------------------------------------------------------------------------------------------------------------------------
 PLATMIN LIMITED                                                                             Agenda Number:  933125230
--------------------------------------------------------------------------------------------------------------------------
    Security:  72765Y109                                                             Meeting Type:  Annual
      Ticker:  PLNLF                                                                 Meeting Date:  25-Aug-2009
        ISIN:  CA72765Y1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS FOR ALL OF THE EIGHT NOMINEES       Mgmt          For                            For
       LISTED IN THE MANAGEMENT INFORMATION CIRCULAR.

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 PREMIER GOLD MINES LIMITED                                                                  Agenda Number:  933281280
--------------------------------------------------------------------------------------------------------------------------
    Security:  74051D104                                                             Meeting Type:  Annual and Special
      Ticker:  PIRGF                                                                 Meeting Date:  08-Jun-2010
        ISIN:  CA74051D1042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A SPECIAL RESOLUTION, WITH OR WITHOUT VARIATION,          Mgmt          For                            For
       FIXING THE NUMBER OF DIRECTORS OF THE CORPORATION
       TO BE ELECTED AT THE MEETING AT SEVEN AND AUTHORIZING
       AND EMPOWERING THE DIRECTORS OF THE CORPORATION
       TO DETERMINE THE NUMBER OF DIRECTORS OF THE
       CORPORATION FROM TIME TO TIME WITHIN THE MINIMUM
       AND MAXIMUM NUMBERS PROVIDED IN THE ARTICLES
       OF THE CORPORATION AND THE NUMBER OF DIRECTORS
       OF THE CORPORATION TO BE ELECTED AT THE ANNUAL
       MEETING OF THE SHAREHOLDERS OF THE CORPORATION,
       AS MORE PARTICULARLY DESCRIBED IN THE MANAGEMENT
       INFORMATION CIRCULAR;

02     IN RESPECT OF THE ELECTION OF THE NOMINEES OF             Mgmt          For                            For
       MANAGEMENT OF THE CORPORATION AS DIRECTORS
       OF THE CORPORATION, AS MORE PARTICULARLY DESCRIBED
       IN THE MANAGEMENT INFORMATION CIRCULAR;

03     IN RESPECT OF THE APPOINTMENT OF GRANT THORNTON           Mgmt          For                            For
       LLP, AS THE AUDITOR OF THE CORPORATION AND
       THE AUTHORIZATION OF THE DIRECTORS OF THE CORPORATION
       TO FIX THE REMUNERATION TO BE PAID TO THE AUDITOR,
       AS MORE PARTICULARLY DESCRIBED IN THE MANAGEMENT
       INFORMATION CIRCULAR;

04     A RESOLUTION, WITH OR WITHOUT VARIATION, CONFIRMING       Mgmt          For                            For
       THE NEW GENERAL BY-LAW OF THE CORPORATION,
       AS MORE PARTICULARLY DESCRIBED IN THE MANAGEMENT
       INFORMATION CIRCULAR;

05     A RESOLUTION, WITH OR WITHOUT VARIATION, APPROVING        Mgmt          For                            For
       THE UNALLOCATED RIGHTS, OPTIONS OR OTHER ENTITLEMENTS
       UNDER THE SHARE OPTION PLAN FORMING A PART
       OF THE AMENDED AND RESTATED SHARE INCENTIVE
       PLAN OF THE CORPORATION, AS MORE PARTICULARLY
       DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.

--------------------------------------------------------------------------------------------------------------------------
 RAINY RIVER RESOURCES LTD.                                                                  Agenda Number:  933193396
--------------------------------------------------------------------------------------------------------------------------
    Security:  75101R100                                                             Meeting Type:  Annual
      Ticker:  RRFFF                                                                 Meeting Date:  16-Mar-2010
        ISIN:  CA75101R1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAYMOND W. THRELKELD                                      Mgmt          For                            For
       NELSON W. BAKER                                           Mgmt          For                            For
       STUART A. AVERILL                                         Mgmt          For                            For
       LEO N.S. BEREZAN                                          Mgmt          For                            For
       DALE C. PENIUK                                            Mgmt          For                            For
       GERALD J. SHIELDS                                         Mgmt          For                            For

02     APPOINTMENT OF DAVIDSON & COMPANY LLP, CHARTERED          Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE COMPANY FOR
       THE ENSUING YEAR.

03     TO CONSIDER AND, IF DEEMED FIT, APPROVE THE               Mgmt          For                            For
       CONTINUANCE OF THE COMPANY'S STOCK OPTION PLAN.

--------------------------------------------------------------------------------------------------------------------------
 RANDGOLD RESOURCES LIMITED                                                                  Agenda Number:  933171720
--------------------------------------------------------------------------------------------------------------------------
    Security:  752344309                                                             Meeting Type:  Special
      Ticker:  GOLD                                                                  Meeting Date:  16-Dec-2009
        ISIN:  US7523443098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     THAT THE PROPOSED ACQUISITION BY KIBALI (JERSEY)          Mgmt          For                            *
       LIMITED OF SHARES IN KIBALI GOLDMINES S.P.R.L.
       BE AND IS HEREBY APPROVED.

--------------------------------------------------------------------------------------------------------------------------
 RANDGOLD RESOURCES LIMITED                                                                  Agenda Number:  933227515
--------------------------------------------------------------------------------------------------------------------------
    Security:  752344309                                                             Meeting Type:  Annual
      Ticker:  GOLD                                                                  Meeting Date:  04-May-2010
        ISIN:  US7523443098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

OA     ADOPTION OF THE DIRECTORS' REPORT AND ACCOUNTS.           Mgmt          For                            *

OB     ELECTION OF DIRECTOR KADRI DAGDELEN (MEMBER               Mgmt          For                            *
       OF THE AUDIT COMMITTEE).

OC     RE-ELECTION OF DIRECTOR PHILIPPE LIETARD (CHAIRMAN        Mgmt          For                            *
       OF COMPANY AND CHAIRMAN OF THE NOMINATION AND
       GOVERNANCE COMMITTEE).

OD     RE-ELECTION OF DIRECTOR ROBERT ISRAEL (MEMBER             Mgmt          For                            *
       OF THE NOMINATION AND GOVERNANCE COMMITTEE).

OE     RE-ELECTION OF DIRECTOR NORBORNE COLE JR (SENIOR          Mgmt          For                            *
       INDEPENDENT DIRECTOR, CHAIRMAN OF THE REMUNERATION
       COMMITTEE AND MEMBER OF THE NOMINATION AND
       GOVERNANCE COMMITTEE).

OF     RE-ELECTION OF DIRECTOR KARL VOLTAIRE (CHAIRMAN           Mgmt          For                            *
       OF AUDIT COMMITTEE, MEMBER OF THE REMUNERATION
       COMMITTEE).

OG     ADOPTION OF THE REPORT OF THE REMUNERATION COMMITTEE.     Mgmt          For                            *

OH     APPROVE THE FEES PAYABLE TO DIRECTORS.                    Mgmt          For                            *

OI     RE-APPOINT BDO LLP AS AUDITORS OF THE COMPANY.            Mgmt          For                            *

SJ1    SPECIAL RESOLUTION NUMBER 1 - INCREASE OF AUTHORIZED      Mgmt          For                            *
       SHARE CAPITAL.

SJ2    SPECIAL RESOLUTION NUMBER 2 - AMEND PARAGRAPH             Mgmt          For                            *
       4 OF THE MEMORANDUM OF ASSOCIATION.

SJ3    SPECIAL RESOLUTION NUMBER 3 - AMEND ARTICLE               Mgmt          For                            *
       4.1 OF THE ARTICLE OF ASSOCIATION.

--------------------------------------------------------------------------------------------------------------------------
 RED BACK MINING INC.                                                                        Agenda Number:  933247606
--------------------------------------------------------------------------------------------------------------------------
    Security:  756297107                                                             Meeting Type:  Annual and Special
      Ticker:  RBIFF                                                                 Meeting Date:  10-May-2010
        ISIN:  CA7562971076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD P. CLARK                                          Mgmt          For                            For
       LUKAS H. LUNDIN                                           Mgmt          For                            For
       MICHAEL W. HUNT                                           Mgmt          For                            For
       ROBERT F. CHASE                                           Mgmt          For                            For
       BRIAN D. EDGAR                                            Mgmt          For                            For
       GEORGE L. BRACK                                           Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, CHARTERED      Mgmt          For                            For
       ACCOUNTANTS AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     TO APPROVE THE ADOPTION OF A NEW STOCK OPTION             Mgmt          For                            For
       PLAN AS MORE PARTICULARLY SET OUT IN THE ACCOMPANYING
       MANAGEMENT PROXY CIRCULAR DATED APRIL 6, 2010.

04     TO APPROVE CERTAIN STOCK OPTION GRANTS TO INSIDERS        Mgmt          For                            For
       OF THE CORPORATION AS MORE PARTICULARLY SET
       OUT IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR
       DATED APRIL 6, 2010.

05     TO APPROVE AN AMENDMENT TO BY-LAW NO. 8.03 AND            Mgmt          For                            For
       BY-LAW NO. 8.05 OF THE CORPORATION AS MORE
       PARTICULARLY SET OUT IN THE MANAGEMENT PROXY
       CIRCULAR DATED APRIL 6, 2010.

--------------------------------------------------------------------------------------------------------------------------
 ROYAL GOLD, INC.                                                                            Agenda Number:  933152542
--------------------------------------------------------------------------------------------------------------------------
    Security:  780287108                                                             Meeting Type:  Annual
      Ticker:  RGLD                                                                  Meeting Date:  18-Nov-2009
        ISIN:  US7802871084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: STANLEY DEMPSEY                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: TONY JENSEN                         Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE
       30, 2010.

--------------------------------------------------------------------------------------------------------------------------
 SAN GOLD CORPORATION                                                                        Agenda Number:  933292295
--------------------------------------------------------------------------------------------------------------------------
    Security:  79780P104                                                             Meeting Type:  Annual and Special
      Ticker:  SGRCF                                                                 Meeting Date:  21-Jun-2010
        ISIN:  CA79780P1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF THE FOLLOWING INDIVIDUALS TO THE              Mgmt          For                            For
       BOARD OF DIRECTORS: HUGH WYNNE, DALE GINN,
       RICHARD BOULAY, COURTNEY SHEARER, BEN HUBERT,
       MICHAEL POWER AND JAMES MCCUTCHEON.

02     APPOINTMENT OF SCARROW & DONALD LLP AS AUDITORS           Mgmt          For                            For
       OF THE CORPORATION AND AUTHORIZATION OF THE
       BOARD OF DIRECTORS TO FIX THE AUDITORS' REMUNERATION.

03     APPROVAL OF THE AMENDED AND RESTATED STOCK OPTION         Mgmt          For                            For
       PLAN OF THE CORPORATION.

--------------------------------------------------------------------------------------------------------------------------
 SILVER WHEATON CORP.                                                                        Agenda Number:  933231704
--------------------------------------------------------------------------------------------------------------------------
    Security:  828336107                                                             Meeting Type:  Annual
      Ticker:  SLW                                                                   Meeting Date:  20-May-2010
        ISIN:  CA8283361076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       PETER D. BARNES                                           Mgmt          For                            For
       LAWRENCE I. BELL                                          Mgmt          For                            For
       GEORGE L. BRACK                                           Mgmt          For                            For
       JOHN A. BROUGH                                            Mgmt          For                            For
       R. PETER GILLIN                                           Mgmt          For                            For
       DOUGLAS M. HOLTBY                                         Mgmt          For                            For
       EDUARDO LUNA                                              Mgmt          For                            For
       WADE D. NESMITH                                           Mgmt          For                            For

B      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       OF THE COMPANY AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 SILVERCORP METALS INC.                                                                      Agenda Number:  933143517
--------------------------------------------------------------------------------------------------------------------------
    Security:  82835P103                                                             Meeting Type:  Annual
      Ticker:  SVM                                                                   Meeting Date:  30-Sep-2009
        ISIN:  CA82835P1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS AT 7.                      Mgmt          For                            For

02     DIRECTOR
       DR. RUI FENG                                              Mgmt          For                            For
       MYLES GAO                                                 Mgmt          For                            For
       S. PAUL SIMPSON                                           Mgmt          For                            For
       GREG HALL                                                 Mgmt          For                            For
       EARL DRAKE                                                Mgmt          For                            For
       YIKANG LIU                                                Mgmt          For                            For
       DR. ROBERT GAYTON                                         Mgmt          For                            For

03     RE-APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS           Mgmt          For                            For
       OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING
       THE DIRECTORS TO FIX THEIR REMUNERATION.

04     TO APPROVE, RATIFY AND CONFIRM ALL ACTS OF THE            Mgmt          For                            For
       DIRECTORS AND OFFICERS OF THE COMPANY ON ITS
       BEHALF DURING THE PRECEDING YEAR.

05     TO APPROVE, RATIFY AND CONFIRM THE ADOPTION               Mgmt          For                            For
       OF THE COMPANY'S AMENDED PLAN WITH TERMS SUBSTANTIALLY
       AS DESCRIBED IN THE INFORMATION CIRCULAR OF
       THE COMPANY DATED AUGUST 19, 2009, AND THE
       AUTHORIZATION FOR REISSUANCE UNDER THE PLAN
       OF THE 12,564,720 COMMON SHARES ISSUED PURSUANT
       TO PREVIOUS OPTION EXERCISES UNDER THE AMENDED
       PLAN.

06     TO APPROVE, RATIFY AND CONFIRM THE EXTENSION              Mgmt          For                            For
       OF AN EXISTING OPTION HELD BY DR. RUI FENG,
       CHIEF EXECUTIVE OFFICER OF THE COMPANY, TO
       PURCHASE UP TO 190,000 COMMON SHARES AT CAD
       $0.18 FROM A CURRENT EXPIRY DATE OF OCTOBER
       24, 2009 TO JANUARY 25, 2010.

--------------------------------------------------------------------------------------------------------------------------
 SINO GOLD MINING LTD, SYDNEY NSW                                                            Agenda Number:  702142960
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8505T101                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  02-Dec-2009
        ISIN:  AU000000SGX4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act 2001 (Cth),
       the scheme of arrangement proposed between
       Sino Gold Mining Limited and the holders of
       its ordinary shares (other than certain excluded
       shareholders), as specified, is agreed to (with
       or without modification as approved by the
       Federal Court of Australia)

--------------------------------------------------------------------------------------------------------------------------
 VOLTA RESOURCES INC.                                                                        Agenda Number:  933284212
--------------------------------------------------------------------------------------------------------------------------
    Security:  92870R104                                                             Meeting Type:  Annual and Special
      Ticker:  VLTAF                                                                 Meeting Date:  15-Jun-2010
        ISIN:  CA92870R1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ELECT THE DIRECTORS OF THE COMPANY FOR THE             Mgmt          For                            For
       ENSUING YEAR, AS NOMINATED BY MANAGEMENT OF
       THE COMPANY;

02     TO APPOINT KPMG LLP, CHARTERED ACCOUNTANTS,               Mgmt          For                            For
       AS AUDITOR OF THE COMPANY FOR THE ENSUING YEAR
       AND TO AUTHORIZE THE DIRECTORS TO FIX THEIR
       REMUNERATION;

03     TO AUTHORIZE AN AMENDMENT TO THE COMPANY'S STOCK          Mgmt          For                            For
       OPTION PLAN (THE "PLAN") WHEREBY THE PLAN WILL
       CONVERT FROM A FIXED STOCK OPTION PLAN TO A
       "ROLLING" STOCK OPTION PLAN PURSUANT TO WHICH
       10% OF THE TOTAL NUMBER OF ISSUED AND OUTSTANDING
       COMMON SHARES OF THE COMPANY (INCLUDING COMMON
       SHARES ISSUED UPON THE EXERCISE OF PREVIOUSLY
       GRANTED STOCK OPTIONS) ON A NON-DILUTED BASIS,
       MAY BE SUBJECT TO ISSUANCE PURSUANT TO OPTIONS
       GRANTED UNDER THE PLAN.

04     TO TRANSACT SUCH FURTHER BUSINESS AS MAY PROPERLY         Mgmt          For                            For
       COME BEFORE THE MEETING OR ANY ADJOURNMENTS
       OR POSTPONEMENTS THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 YAMANA GOLD INC.                                                                            Agenda Number:  933242062
--------------------------------------------------------------------------------------------------------------------------
    Security:  98462Y100                                                             Meeting Type:  Annual
      Ticker:  AUY                                                                   Meeting Date:  05-May-2010
        ISIN:  CA98462Y1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       PETER MARRONE                                             Mgmt          For                            For
       PATRICK J. MARS                                           Mgmt          For                            For
       JUVENAL MESQUITA FILHO                                    Mgmt          For                            For
       ANTENOR F. SILVA, JR.                                     Mgmt          For                            For
       NIGEL LEES                                                Mgmt          For                            For
       DINO TITARO                                               Mgmt          For                            For
       JOHN BEGEMAN                                              Mgmt          For                            For
       ROBERT HORN                                               Mgmt          For                            For
       RICHARD GRAFF                                             Mgmt          For                            For
       CARL RENZONI                                              Mgmt          For                            For
       ALEXANDER DAVIDSON                                        Mgmt          For                            For

B      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS AUDITORS.

* Management position unknown

 MULTI-MANAGER ALTERNATIVES FUND

 --------------------------------------------------------------------------------------------------------------------------
 ACTEL CORPORATION                                                                           Agenda Number:  933273598
--------------------------------------------------------------------------------------------------------------------------
    Security:  004934105                                                             Meeting Type:  Annual
      Ticker:  ACTL                                                                  Meeting Date:  24-May-2010
        ISIN:  US0049341052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN C. EAST                                              Mgmt          For                            For
       JAMES R. FIEBIGER                                         Mgmt          For                            For
       JACOB S. JACOBSSON                                        Mgmt          For                            For
       PATRICK W. LITTLE                                         Mgmt          For                            For
       J. DANIEL MCCRANIE                                        Mgmt          For                            For
       JEFFREY C. SMITH                                          Mgmt          For                            For
       ROBERT G. SPENCER                                         Mgmt          For                            For
       ERIC J. ZAHLER                                            Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT AUDITORS.

--------------------------------------------------------------------------------------------------------------------------
 AMERICAN EAGLE OUTFITTERS, INC.                                                             Agenda Number:  933257950
--------------------------------------------------------------------------------------------------------------------------
    Security:  02553E106                                                             Meeting Type:  Annual
      Ticker:  AEO                                                                   Meeting Date:  09-Jun-2010
        ISIN:  US02553E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ALAN T. KANE                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: CARY D. MCMILLAN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES V. O'DONNELL                  Mgmt          For                            For

2      RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       JANUARY 29, 2011.

--------------------------------------------------------------------------------------------------------------------------
 CABOT OIL & GAS CORPORATION                                                                 Agenda Number:  933209264
--------------------------------------------------------------------------------------------------------------------------
    Security:  127097103                                                             Meeting Type:  Annual
      Ticker:  COG                                                                   Meeting Date:  27-Apr-2010
        ISIN:  US1270971039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I1     ELECTION OF DIRECTOR: DAVID M. CARMICHAEL                 Mgmt          For                            For

I2     ELECTION OF DIRECTOR: ROBERT L. KEISER                    Mgmt          For                            For

II     TO RATIFY THE APPOINTMENT OF THE FIRM PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR ITS 2010 FISCAL YEAR.

III    TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY            Shr           Against                        For
       PRESENTED AT THE MEETING.

--------------------------------------------------------------------------------------------------------------------------
 CAMBREX CORPORATION                                                                         Agenda Number:  933218972
--------------------------------------------------------------------------------------------------------------------------
    Security:  132011107                                                             Meeting Type:  Annual
      Ticker:  CBM                                                                   Meeting Date:  22-Apr-2010
        ISIN:  US1320111073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID R. BETHUNE                                          Mgmt          For                            For
       ROSINA B. DIXON                                           Mgmt          For                            For
       KATHRYN RUDIE HARRIGAN                                    Mgmt          For                            For
       LEON J. HENDRIX, JR.                                      Mgmt          For                            For
       ILAN KAUFTHAL                                             Mgmt          For                            For
       STEVEN M. KLOSK                                           Mgmt          For                            For
       WILLIAM B. KORB                                           Mgmt          For                            For
       JOHN R. MILLER                                            Mgmt          For                            For
       PETER TOMBROS                                             Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN,           Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR 2010

--------------------------------------------------------------------------------------------------------------------------
 CIBER, INC.                                                                                 Agenda Number:  933261430
--------------------------------------------------------------------------------------------------------------------------
    Security:  17163B102                                                             Meeting Type:  Annual
      Ticker:  CBR                                                                   Meeting Date:  02-Jun-2010
        ISIN:  US17163B1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOBBY G. STEVENSON                                        Mgmt          For                            For
       PETER H. CHEESBROUGH                                      Mgmt          For                            For
       JAMES C. SPIRA                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 CLAYMORE FUNDS                                                                              Agenda Number:  933142375
--------------------------------------------------------------------------------------------------------------------------
    Security:  007639107                                                             Meeting Type:  Annual
      Ticker:  AGC                                                                   Meeting Date:  29-Sep-2009
        ISIN:  US0076391079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CLASS III TRUSTEE: MR. TRACY V.               Mgmt          For                            For
       MAITLAND

--------------------------------------------------------------------------------------------------------------------------
 CLEAN HARBORS, INC.                                                                         Agenda Number:  933240753
--------------------------------------------------------------------------------------------------------------------------
    Security:  184496107                                                             Meeting Type:  Annual
      Ticker:  CLH                                                                   Meeting Date:  10-May-2010
        ISIN:  US1844961078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN P. DEVILLARS                                         Mgmt          For                            For
       DANIEL J. MCCARTHY                                        Mgmt          For                            For
       ANDREA ROBERTSON                                          Mgmt          For                            For

02     TO AMEND THE COMPANY'S ARTICLES OF ORGANIZATION           Mgmt          Against                        Against
       PRIMARILY TO INCREASE THE NUMBER OF AUTHORIZED
       SHARES OF COMMON STOCK, $.01 PAR VALUE, FROM
       40,000,000 TO 100,000,000.

03     TO APPROVE THE COMPANY'S 2010 STOCK INCENTIVE             Mgmt          For                            For
       PLAN.

04     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE            Mgmt          For                            For
       OF THE COMPANY'S BOARD OF DIRECTORS OF DELOITTE
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL
       YEAR.

--------------------------------------------------------------------------------------------------------------------------
 COMCAST CORPORATION                                                                         Agenda Number:  933230310
--------------------------------------------------------------------------------------------------------------------------
    Security:  20030N101                                                             Meeting Type:  Annual
      Ticker:  CMCSA                                                                 Meeting Date:  20-May-2010
        ISIN:  US20030N1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       S. DECKER ANSTROM                                         Mgmt          For                            For
       KENNETH J. BACON                                          Mgmt          For                            For
       SHELDON M. BONOVITZ                                       Mgmt          For                            For
       EDWARD D. BREEN                                           Mgmt          For                            For
       JULIAN A. BRODSKY                                         Mgmt          For                            For
       JOSEPH J. COLLINS                                         Mgmt          For                            For
       J. MICHAEL COOK                                           Mgmt          For                            For
       GERALD L. HASSELL                                         Mgmt          For                            For
       JEFFREY A. HONICKMAN                                      Mgmt          For                            For
       BRIAN L. ROBERTS                                          Mgmt          For                            For
       RALPH J. ROBERTS                                          Mgmt          For                            For
       DR. JUDITH RODIN                                          Mgmt          For                            For
       MICHAEL I. SOVERN                                         Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       AUDITORS

03     APPROVAL OF OUR 2006 CASH BONUS PLAN                      Mgmt          For                            For

04     TO PROVIDE FOR CUMULATIVE VOTING IN THE ELECTION          Shr           Against                        For
       OF DIRECTORS

05     TO ADOPT AND DISCLOSE A SUCCESSION PLANNING               Shr           Against                        For
       POLICY AND ISSUE ANNUAL REPORTS ON SUCCESSION
       PLAN

06     TO REQUIRE THAT THE CHAIRMAN OF THE BOARD NOT             Shr           Against                        For
       BE A CURRENT OR FORMER EXECUTIVE OFFICER

--------------------------------------------------------------------------------------------------------------------------
 COMSTOCK RESOURCES, INC.                                                                    Agenda Number:  933254663
--------------------------------------------------------------------------------------------------------------------------
    Security:  205768203                                                             Meeting Type:  Annual
      Ticker:  CRK                                                                   Meeting Date:  18-May-2010
        ISIN:  US2057682039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CECIL E. MARTIN                                           Mgmt          For                            For
       NANCY E. UNDERWOOD                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2010.

03     IN THEIR DISCRETION ON SUCH OTHER BUSINESS AS             Mgmt          For                            For
       MAY PROPERLY COME BEFORE THE MEETING OR ANY
       ADJOURNMENT THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 COURIER CORPORATION                                                                         Agenda Number:  933174017
--------------------------------------------------------------------------------------------------------------------------
    Security:  222660102                                                             Meeting Type:  Annual
      Ticker:  CRRC                                                                  Meeting Date:  20-Jan-2010
        ISIN:  US2226601027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL BRAVERMAN                                            Mgmt          For                            For
       PETER K. MARKELL                                          Mgmt          For                            For
       RONALD L. SKATES                                          Mgmt          For                            For

02     PROPOSAL TO APPROVE AN AMENDMENT TO THE 1999              Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN WHICH WOULD INCREASE
       THE NUMBER OF SHARES AVAILABLE FOR GRANT UNDER
       THE PLAN, AS DESCRIBED IN THE ENCLOSED PROXY
       STATEMENT.

03     PROPOSAL TO APPROVE THE ADOPTION OF THE COURIER           Mgmt          For                            For
       CORPORATION 2010 STOCK EQUITY PLAN FOR NON-EMPLOYEE
       DIRECTORS AS DESCRIBED IN THE ATTACHED PROXY
       STATEMENT.

04     PROPOSAL TO APPROVE THE APPOINTMENT OF DELOITTE           Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF
       THE CORPORATION.

--------------------------------------------------------------------------------------------------------------------------
 CRA INTERNATIONAL, INC.                                                                     Agenda Number:  933224684
--------------------------------------------------------------------------------------------------------------------------
    Security:  12618T105                                                             Meeting Type:  Annual
      Ticker:  CRAI                                                                  Meeting Date:  30-Apr-2010
        ISIN:  US12618T1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL A. MALEH                                             Mgmt          For                            For
       THOMAS S. ROBERTSON                                       Mgmt          For                            For
       WILLIAM T. SCHLEGER                                       Mgmt          For                            For

02     TO APPROVE AMENDMENTS TO CRA'S 2006 EQUITY INCENTIVE      Mgmt          Against                        Against
       PLAN, INCLUDING INCREASING THE NUMBER OF SHARES
       OF CRA COMMON STOCK ISSUABLE UNDER THE PLAN
       BY 1,464,000.

03     TO RATIFY THE APPOINTMENT OF KPMG LLP AS CRA'S            Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR
       THE FISCAL YEAR ENDING NOVEMBER 27, 2010.

--------------------------------------------------------------------------------------------------------------------------
 CSE GLOBAL LTD                                                                              Agenda Number:  702327607
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8346J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Apr-2010
        ISIN:  SG1G47869290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          No vote                        *
       the Audited accounts of the       Company for
       the YE 31 DEC 2009 together with the Auditors'
       report thereon

2      Declare a first and final  one-tier tax exempt            Mgmt          No vote                        *
       dividend of 3.5 cents per     ordinary share
       for the YE 31 DEC 2009  2008: Final one-tier
       tax exempt        dividend of 3 cents per ordinary
       share

3      Re-elect Mr. Lim Ming Seong, as the Director              Mgmt          No vote                        *
       of the Company retiring pursuant to Article
       95 of the Articles of Association of the Company;
       Mr. Lim Ming     Seong will, upon re-election
       as a Director of the Company, remain as Chairman
       of the Board and Chairman of the Nominating
       and Compensation Committees and   will be considered
       independent

4      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote                        *
       of the Company and authorize the Directors
       of the Company to fix their remuneration

5      Approve the payment of Directors' fees of USD             Mgmt          No vote                        *
       223,000 for the YE 31 DEC 2009  2008: USD 229,000

-      Transact any other business                               Non-Voting

6      Authorize the Directors of the Company to issue           Mgmt          No vote                        *
       shares up to 20% of the       issued shares
       in the share capital of the Company; that pursuant
       to Section   161 of the Companies Act, Capital.
       50 and Rule 806 of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       a   i  issue shares in the Company whether
       by way of rights, bonus or otherwise; and/or
       ii  make or     grant offers, agreements or
       options  collectively, ''Instruments''  that
       might or would require shares to be issued,
       including but not limited to the  creation
       and issue of  as well as adjustments to  options,
       warrants,          debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the    Directors of
       the Company may in their absolute discretion
       deem fit; CONTD

-      CONTD and  b   notwithstanding the authority              Non-Voting
       conferred by this Resolution    may have ceased
       to be in force  issue shares in pursuance of
       any Instruments  made or granted by the Directors
       of the Company while this resolution was in
       force provided that:;  1  the aggregate number
       of shares  including shares to be issued in
       pursuance of the Instruments, made or granted
       pursuant to this   resolution  to be issued
       pursuant to this resolution shall not exceed
       20% of  the total number of issued shares
       excluding treasury shares  in the capital
       of the Company  as calculated in accordance
       with sub-paragraph  2  below ;  2   subject
       to such calculation as may be prescribed by
       the SGX-ST  for the     purpose of determining
       the aggregate number of shares that may be
       issued      under sub-paragraph  1) above,
       the total number of issued shares CONTD

-      CONTD  excluding treasury shares  shall be based          Non-Voting
       on the total number of      issued shares
       excluding treasury shares in the capital of
       the Company at the time of the passing of this
       resolution, after adjusting for;  a  new shares
       arising from the conversion or exercise of
       any convertible securities;  b)    new shares
       arising from exercising share options or vesting
       of share awards   which are outstanding or
       subsisting at the time of the passing of this
       Resolution; and  c  any subsequent bonus
       issue, consolidation or subdivision  of shares;
       3  in exercising the authority conferred by
       this resolution, the  Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST  for the time being in force  unless
       such compliance has been waived by the    SGXST
       and the Articles of Association of the Company;
       CONTD

-      CONTD and  4  unless revoked or varied by the             Non-Voting
       Company in a general meeting,  Authority expires
       at the conclusion of the next AGM of the Company,
       or the    date by which the next AGM of the
       Company is required by law to be held,
       whichever is earlier

--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  933273461
--------------------------------------------------------------------------------------------------------------------------
    Security:  247361702                                                             Meeting Type:  Annual
      Ticker:  DAL                                                                   Meeting Date:  30-Jun-2010
        ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD H. ANDERSON                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: EDWARD H. BASTIAN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROY J. BOSTOCK                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN S. BRINZO                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DANIEL A. CARP                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN M. ENGLER                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MICKEY P. FORET                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DAVID R. GOODE                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS               Mgmt          For                            For

1J     ELECTION OF DIRECTOR: KENNETH C. ROGERS                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: RODNEY E. SLATER                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: KENNETH B. WOODROW                  Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS DELTA'S INDEPENDENT AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2010.

03     STOCKHOLDER PROPOSAL REGARDING CUMULATIVE VOTING          Shr           Against                        For
       IN THE ELECTION OF DIRECTORS.

--------------------------------------------------------------------------------------------------------------------------
 ENERGYSOLUTIONS, INC.                                                                       Agenda Number:  933259310
--------------------------------------------------------------------------------------------------------------------------
    Security:  292756202                                                             Meeting Type:  Annual
      Ticker:  ES                                                                    Meeting Date:  26-May-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. ROGEL                                           Mgmt          For                            For
       J. BARNIE BEASLEY                                         Mgmt          For                            For
       VAL J. CHRISTENSEN                                        Mgmt          For                            For
       E. GAIL DE PLANQUE                                        Mgmt          For                            For
       J.I. "CHIP" EVEREST                                       Mgmt          For                            For
       PASCAL COLOMBANI                                          Mgmt          For                            For
       ROBERT A. WHITMAN                                         Mgmt          For                            For
       DAVID B. WINDER                                           Mgmt          For                            For
       CLARE SPOTTISWOODE                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE 2010 FISCAL
       YEAR.

--------------------------------------------------------------------------------------------------------------------------
 ENTERCOM COMMUNICATIONS CORP.                                                               Agenda Number:  933211271
--------------------------------------------------------------------------------------------------------------------------
    Security:  293639100                                                             Meeting Type:  Annual
      Ticker:  ETM                                                                   Meeting Date:  18-May-2010
        ISIN:  US2936391000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       DAVID J. BERKMAN                                          Mgmt          For                            For
       DANIEL E. GOLD                                            Mgmt          For                            For
       JOSEPH M. FIELD                                           Mgmt          For                            For
       DAVID J. FIELD                                            Mgmt          For                            For
       JOHN C. DONLEVIE                                          Mgmt          For                            For
       ROBERT S. WIESENTHAL                                      Mgmt          For                            For
       MICHAEL J. WOLF                                           Mgmt          For                            For

2      RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.  THE AUDIT
       COMMITTEE OF OUR BOARD OF DIRECTORS HAS SELECTED
       PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2010 AND IS PROPOSING THAT
       THE SHAREHOLDERS RATIFY SUCH SELECTION.

--------------------------------------------------------------------------------------------------------------------------
 FAIRCHILD SEMICONDUCTOR INTL., INC.                                                         Agenda Number:  933224759
--------------------------------------------------------------------------------------------------------------------------
    Security:  303726103                                                             Meeting Type:  Annual
      Ticker:  FCS                                                                   Meeting Date:  05-May-2010
        ISIN:  US3037261035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES P. CARINALLI                                      Mgmt          For                            For
       RANDY W. CARSON                                           Mgmt          For                            For
       ANTHONY LEAR                                              Mgmt          For                            For
       THOMAS L. MAGNANTI                                        Mgmt          For                            For
       KEVIN J. MCGARITY                                         Mgmt          For                            For
       BRYAN R. ROUB                                             Mgmt          For                            For
       RONALD W. SHELLY                                          Mgmt          For                            For
       MARK S. THOMPSON                                          Mgmt          For                            For

02     PROPOSAL TO APPROVE AN AMENDMENT TO OUR CERTIFICATE       Mgmt          For                            For
       OF INCORPORATION TO ELIMINATE CUMULATIVE VOTING
       IN CONNECTION WITH OUR BOARD OF DIRECTORS'
       ADOPTION OF A MAJORITY VOTING STANDARD IN UNCONTESTED
       DIRECTOR ELECTIONS.

03     PROPOSAL TO APPROVE AN AMENDMENT TO THE FAIRCHILD         Mgmt          For                            For
       SEMICONDUCTOR 2007 STOCK PLAN.

04     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2010.

--------------------------------------------------------------------------------------------------------------------------
 FERRO CORPORATION                                                                           Agenda Number:  933223098
--------------------------------------------------------------------------------------------------------------------------
    Security:  315405100                                                             Meeting Type:  Annual
      Ticker:  FOE                                                                   Meeting Date:  30-Apr-2010
        ISIN:  US3154051003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD C. BROWN                                          Mgmt          For                            For
       GREGORY E. HYLAND                                         Mgmt          For                            For
       RONALD P. VARGO                                           Mgmt          For                            For

02     APPROVAL OF THE 2010 LONG-TERM INCENTIVE PLAN             Mgmt          For                            For

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANT

04     APPROVAL OF AN AMENDMENT TO THE FERRO CORPORATION         Mgmt          For                            For
       CODE OF REGULATIONS

05     IF PROPERLY PRESENTED, A SHAREHOLDER PROPOSAL             Shr           Against                        For

--------------------------------------------------------------------------------------------------------------------------
 FISHER COMMUNICATIONS, INC.                                                                 Agenda Number:  933236716
--------------------------------------------------------------------------------------------------------------------------
    Security:  337756209                                                             Meeting Type:  Annual
      Ticker:  FSCI                                                                  Meeting Date:  12-May-2010
        ISIN:  US3377562091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       COLLEEN B. BROWN                                          Mgmt          For                            For
       DONALD G. GRAHAM, III                                     Mgmt          For                            For
       BRIAN P. MCANDREWS                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2010.

03     APPROVAL OF OUR AMENDED AND RESTATED 2008 EQUITY          Mgmt          For                            For
       INCENTIVE PLAN.

04     SHAREHOLDER PROPOSAL REQUESTING THAT OUR BOARD            Shr           Against                        For
       TAKE THE NECESSARY STEPS TO INCREASE THE SIZE
       OF OUR BOARD OF DIRECTORS TO TWELVE (12) DIRECTORS.

05     SHAREHOLDER PROPOSAL AMENDING OUR BYLAWS TO               Shr           Abstain                        Against
       REQUIRE SHAREHOLDER APPROVAL OF CERTAIN COMPANY
       ACQUISITIONS.

--------------------------------------------------------------------------------------------------------------------------
 FLUSHING FINANCIAL CORPORATION                                                              Agenda Number:  933240107
--------------------------------------------------------------------------------------------------------------------------
    Security:  343873105                                                             Meeting Type:  Annual
      Ticker:  FFIC                                                                  Meeting Date:  18-May-2010
        ISIN:  US3438731057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GERARD P. TULLY, SR.                                      Mgmt          For                            For
       JOHN R. BURAN                                             Mgmt          For                            For
       JAMES D. BENNETT                                          Mgmt          For                            For
       VINCENT F. NICOLOSI                                       Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF GRANT THORNTON,            Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR YEAR ENDING DECEMBER 31, 2010.

03     APPROVAL OF AN AMENDMENT TO THE COMPANY'S CERTIFICATE     Mgmt          Against                        Against
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF COMMON STOCK FROM 40 MILLION
       TO 100 MILLION.

04     RE-APPROVAL OF THE PERFORMANCE CRITERIA OF THE            Mgmt          For                            For
       COMPANY'S AMENDED AND RESTATED 2005 OMNIBUS
       INCENTIVE PLAN.

--------------------------------------------------------------------------------------------------------------------------
 FORMFACTOR, INC.                                                                            Agenda Number:  933233594
--------------------------------------------------------------------------------------------------------------------------
    Security:  346375108                                                             Meeting Type:  Annual
      Ticker:  FORM                                                                  Meeting Date:  20-May-2010
        ISIN:  US3463751087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       CHENMING HU                                               Mgmt          For                            For
       LOTHAR MAIER                                              Mgmt          For                            For

2      RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS FORMFACTOR'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010

--------------------------------------------------------------------------------------------------------------------------
 FURMANITE CORPORATION                                                                       Agenda Number:  933247000
--------------------------------------------------------------------------------------------------------------------------
    Security:  361086101                                                             Meeting Type:  Annual
      Ticker:  FRM                                                                   Meeting Date:  28-May-2010
        ISIN:  US3610861011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES R. COX                                            Mgmt          For                            For
       SANGWOO AHN                                               Mgmt          For                            For
       HANS KESSLER                                              Mgmt          For                            For
       KEVIN R. JOST                                             Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF GRANT              Mgmt          For                            For
       THORNTON LLP, AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 GLOBALTRANS INVT PLC                                                                        Agenda Number:  702361661
--------------------------------------------------------------------------------------------------------------------------
    Security:  37949E204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-May-2010
        ISIN:  US37949E2046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Group and Company audited financial           Mgmt          No vote                        *
       statements together with the  reports of the
       Directors and the Auditor for the FYE 31 DEC
       2009

2      Approve the distribution by the Company of final          Mgmt          No vote                        *
       dividends in respect of the  FYE on 31 DEC
       2008 in the amount of CYP 15.177 cents per
       ordinary share

3      Re-appointment of PricewaterhouseCoopers Limited          Mgmt          No vote                        *
       as the Auditors of the       Company to hold
       office until the conclusion of the next general
       meeting at    which the accounts are laid before
       the Company and to authorize the Board of
       Directors to determine the remuneration of
       the Auditors

4      Re-appointment of Alexander Eliseev as a Director         Mgmt          No vote                        *
       of the Company for a period of one year to
       hold office until the conclusion of the next
       AGM of the        shareholders of the Company

5      Re-appointment of Michael Zampelas as a Director          Mgmt          No vote                        *
       of the Company for a period  of one year to
       hold office until the conclusion of the next
       AGM of the        shareholders of the Company
       with an annual gross remuneration of EUR 60,000

6      Re-appointment of Johann Franz Durrer as a Director       Mgmt          No vote                        *
       of the Company for a      period of one year
       to hold office until the conclusion of the
       next AGM of the shareholders of the Company
       with an annual gross remuneration of EUR 110,000

7      Re-appointment of Sergey Maltsev as a Director            Mgmt          No vote                        *
       of the Company for a period of one year to
       hold office until the conclusion of the next
       AGM of the           shareholders of the Company

8      Re-appointment of Mikhail Loganov as a Director           Mgmt          No vote                        *
       of the Company for a period   of one year to
       hold office until the conclusion of the next
       AGM of the        shareholders of the Company
       with an annual gross remuneration of EUR 120,000

9      Re-appointment of Elia Nicolaou as a Director             Mgmt          No vote                        *
       of the Company for a period of  one year to
       hold office until the conclusion of the next
       AGM of the           shareholders of the Company
       with an annual gross remuneration of EUR 1,500

10     Re-appointment of Konstantin Shirokov as a Director       Mgmt          No vote                        *
       of the Company for a      period of one year
       to hold office until the conclusion of the
       next AGM of the shareholders of the Company

--------------------------------------------------------------------------------------------------------------------------
 GREAT LAKES DREDGE & DOCK CORPORATION                                                       Agenda Number:  933232960
--------------------------------------------------------------------------------------------------------------------------
    Security:  390607109                                                             Meeting Type:  Annual
      Ticker:  GLDD                                                                  Meeting Date:  05-May-2010
        ISIN:  US3906071093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JONATHAN W. BERGER                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE AND TOUCHE          Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.

--------------------------------------------------------------------------------------------------------------------------
 HARLEYSVILLE NATIONAL CORPORATION                                                           Agenda Number:  933175184
--------------------------------------------------------------------------------------------------------------------------
    Security:  412850109                                                             Meeting Type:  Special
      Ticker:  HNBC                                                                  Meeting Date:  22-Jan-2010
        ISIN:  US4128501099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER BY              Mgmt          For                            For
       AND BETWEEN FIRST NIAGARA FINANCIAL GROUP,
       INC., AND HARLEYSVILLE NATIONAL CORPORATION,
       DATED AS OF JULY 26, 2009, AND THE TRANSACTIONS
       CONTEMPLATED BY THE MERGER AGREEMENT, AS DISCUSSED
       IN THE ATTACHED PROXY STATEMENT-PROSPECTUS.

02     TO TRANSACT ANY OTHER BUSINESS THAT PROPERLY              Mgmt          For                            For
       COMES BEFORE THE SPECIAL MEETING OF SHAREHOLDERS,
       OR ANY ADJOURNMENTS OF POSTPONEMENTS OF THE
       SPECIAL MEETING, INCLUDING, WITHOUT LIMITATION,
       A MOTION TO ADJOURN THE SPECIAL MEETING TO
       ANOTHER TIME OR PLACE FOR THE PURPOSE OF SOLICITING
       ADDITIONAL PROXIES IN ORDER TO ADOPT THE MERGER
       AGREEMENT AND MERGER OR OTHERWISE.

--------------------------------------------------------------------------------------------------------------------------
 HARRIS STRATEX NETWORKS INC                                                                 Agenda Number:  933151766
--------------------------------------------------------------------------------------------------------------------------
    Security:  41457P106                                                             Meeting Type:  Annual
      Ticker:  HSTX                                                                  Meeting Date:  19-Nov-2009
        ISIN:  US41457P1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES D. KISSNER                                        Mgmt          For                            For
       HARALD J. BRAUN                                           Mgmt          For                            For
       ERIC C. EVANS                                             Mgmt          For                            For
       WILLIAM A. HASLER                                         Mgmt          For                            For
       CLIFFORD H. HIGGERSON                                     Mgmt          For                            For
       DR. MOHSEN SOHI                                           Mgmt          For                            For
       DR. JAMES C. STOFFEL                                      Mgmt          For                            For
       EDWARD F. THOMPSON                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2010.

03     APPROVAL OF THE 2010 EMPLOYEE STOCK PURCHASE              Mgmt          For                            For
       PLAN.

04     APPROVAL OF THE AMENDED AND RESTATED 2007 STOCK           Mgmt          For                            For
       EQUITY PLAN.

05     APPROVAL OF THE AMENDED AND RESTATED CERTIFICATE          Mgmt          For                            For
       OF INCORPORATION.

--------------------------------------------------------------------------------------------------------------------------
 ICO, INC.                                                                                   Agenda Number:  933224141
--------------------------------------------------------------------------------------------------------------------------
    Security:  449293109                                                             Meeting Type:  Special
      Ticker:  ICOC                                                                  Meeting Date:  28-Apr-2010
        ISIN:  US4492931096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE MERGER AGREEMENT DATED DECEMBER               Mgmt          For                            For
       2, 2009 BY AND AMONG A. SCHULMAN, INC., ICO,
       INC. AND WILDCAT SPIDER LLC, A WHOLLY- OWNED
       SUBSIDIARY OF A. SCHULMAN, INC.

02     APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING,           Mgmt          For                            For
       IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES
       IN THE EVENT THERE ARE NOT SUFFICIENT VOTES
       AT THE TIME OF THE SPECIAL MEETING TO APPROVE
       THE MERGER AGREEMENT.

--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  933277899
--------------------------------------------------------------------------------------------------------------------------
    Security:  44977W106                                                             Meeting Type:  Annual
      Ticker:  PPR                                                                   Meeting Date:  29-Jun-2010
        ISIN:  US44977W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       ROBERT W. CRISPIN                                         Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL COAL GROUP, INC.                                                              Agenda Number:  933244876
--------------------------------------------------------------------------------------------------------------------------
    Security:  45928H106                                                             Meeting Type:  Annual
      Ticker:  ICO                                                                   Meeting Date:  19-May-2010
        ISIN:  US45928H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CYNTHIA B. BEZIK                                          Mgmt          For                            For
       WILLIAM J. CATACOSINOS                                    Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS ICG'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2010.

03     STOCKHOLDER PROPOSAL REGARDING GLOBAL WARMING.            Shr           Against                        For

04     TRANSACTION OF SUCH OTHER BUSINESS AS MAY PROPERLY        Mgmt          For                            For
       COME BEFORE THE 2010 ANNUAL MEETING OR ANY
       ADJOURNMENT OR POSTPONEMENT THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288K66                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288M22                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288N22                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288N99                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288Q11                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288Q55                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288Q66                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288182                                                             Meeting Type:  Special
      Ticker:  AAXJ                                                                  Meeting Date:  28-Jan-2010
        ISIN:  US4642881829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288414                                                             Meeting Type:  Special
      Ticker:  MUB                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642884146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288513                                                             Meeting Type:  Special
      Ticker:  HYG                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642885135
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288588                                                             Meeting Type:  Special
      Ticker:  MBB                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642885887
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288695                                                             Meeting Type:  Special
      Ticker:  MXI                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642886950
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288737                                                             Meeting Type:  Special
      Ticker:  KXI                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642887370
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464288745                                                             Meeting Type:  Special
      Ticker:  RXI                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642887453
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287E11                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287E33                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Split 94% For 6% Withheld      Split
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287E77                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287F44                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136029
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287I44                                                             Meeting Type:  Special
      Ticker:                                                                        Meeting Date:  28-Jan-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       J. DARRELL DUFFIE                                         Mgmt          For                            For
       CECILIA H. HERBERT                                        Mgmt          For                            For
       CHARLES A. HURTY                                          Mgmt          For                            For
       JOHN E. KERRIGAN                                          Mgmt          For                            For
       ROBERT H. SILVER                                          Mgmt          For                            For
       LEE T. KRANEFUSS                                          Mgmt          Withheld                       Against
       JOHN E. MARTINEZ                                          Mgmt          For                            For
       ROBERT S. KAPITO                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287226                                                             Meeting Type:  Special
      Ticker:  AGG                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642872265
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287242                                                             Meeting Type:  Special
      Ticker:  LQD                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642872422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          Split 6% For 94% Abstain       Split
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136043
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287325                                                             Meeting Type:  Special
      Ticker:  IXJ                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642873255
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

02     TO APPROVE A CHANGE IN THE CLASSIFICATION OF              Mgmt          For                            For
       THE FUND'S INVESTMENT OBJECTIVE FROM A FUNDAMENTAL
       INVESTMENT POLICY TO A NON-FUNDAMENTAL INVESTMENT
       POLICY.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287432                                                             Meeting Type:  Special
      Ticker:  TLT                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642874329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  933136031
--------------------------------------------------------------------------------------------------------------------------
    Security:  464287721                                                             Meeting Type:  Special
      Ticker:  IYW                                                                   Meeting Date:  28-Jan-2010
        ISIN:  US4642877215
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       BETWEEN EACH COMPANY, ON BEHALF OF EACH OF
       ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.

--------------------------------------------------------------------------------------------------------------------------
 LIN TV CORP.                                                                                Agenda Number:  933242959
--------------------------------------------------------------------------------------------------------------------------
    Security:  532774106                                                             Meeting Type:  Annual
      Ticker:  TVL                                                                   Meeting Date:  11-May-2010
        ISIN:  US5327741063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM S. BANOWSKY                                       Mgmt          For                            For
       DR. W.H. CUNNINGHAM                                       Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF LIN TV CORP. FOR THE YEAR ENDING DECEMBER
       31, 2010.

03     TO APPROVE THE AMENDED AND RESTATED 2002 NON-EMPLOYEE     Mgmt          For                            For
       DIRECTOR STOCK PLAN.

04     TO APPROVE THE AMENDED AND RESTATED 2002 STOCK            Mgmt          For                            For
       PLAN.

05     TO APPROVE THE 2010 EMPLOYEE STOCK PURCHASE               Mgmt          For                            For
       PLAN.

--------------------------------------------------------------------------------------------------------------------------
 MARTEN TRANSPORT, LTD.                                                                      Agenda Number:  933214099
--------------------------------------------------------------------------------------------------------------------------
    Security:  573075108                                                             Meeting Type:  Annual
      Ticker:  MRTN                                                                  Meeting Date:  04-May-2010
        ISIN:  US5730751089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RANDOLPH L. MARTEN                                        Mgmt          For                            For
       LARRY B. HAGNESS                                          Mgmt          For                            For
       THOMAS J. WINKEL                                          Mgmt          For                            For
       JERRY M. BAUER                                            Mgmt          For                            For
       ROBERT L. DEMOREST                                        Mgmt          For                            For
       G. LARRY OWENS                                            Mgmt          For                            For

02     PROPOSAL TO CONFIRM THE SELECTION OF KPMG LLP             Mgmt          For                            For
       AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 MATTSON TECHNOLOGY, INC.                                                                    Agenda Number:  933258976
--------------------------------------------------------------------------------------------------------------------------
    Security:  577223100                                                             Meeting Type:  Annual
      Ticker:  MTSN                                                                  Meeting Date:  07-Jun-2010
        ISIN:  US5772231008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       KENNETH KANNAPPAN                                         Mgmt          For                            For
       JOHN C. BOLGER                                            Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLC AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER
       31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 MEDIA GENERAL, INC.                                                                         Agenda Number:  933198815
--------------------------------------------------------------------------------------------------------------------------
    Security:  584404107                                                             Meeting Type:  Annual
      Ticker:  MEG                                                                   Meeting Date:  22-Apr-2010
        ISIN:  US5844041070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SCOTT D. ANTHONY                                          Mgmt          For                            For
       DENNIS J. FITZSIMONS                                      Mgmt          For                            For
       CARL S. THIGPEN                                           Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 MERIT MEDICAL SYSTEMS, INC.                                                                 Agenda Number:  933239205
--------------------------------------------------------------------------------------------------------------------------
    Security:  589889104                                                             Meeting Type:  Annual
      Ticker:  MMSI                                                                  Meeting Date:  26-May-2010
        ISIN:  US5898891040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       REX C. BEAN                                               Mgmt          For                            For
       RICHARD W. EDELMAN                                        Mgmt          For                            For
       MICHAEL E. STILLABOWER                                    Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP TO SERVE AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE
       YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 METHANEX CORPORATION                                                                        Agenda Number:  933214784
--------------------------------------------------------------------------------------------------------------------------
    Security:  59151K108                                                             Meeting Type:  Annual
      Ticker:  MEOH                                                                  Meeting Date:  29-Apr-2010
        ISIN:  CA59151K1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BRUCE AITKEN                                              Mgmt          For                            For
       HOWARD BALLOCH                                            Mgmt          For                            For
       PIERRE CHOQUETTE                                          Mgmt          For                            For
       PHILLIP COOK                                              Mgmt          For                            For
       THOMAS HAMILTON                                           Mgmt          For                            For
       ROBERT KOSTELNIK                                          Mgmt          For                            For
       DOUGLAS MAHAFFY                                           Mgmt          For                            For
       A. TERENCE POOLE                                          Mgmt          For                            For
       JOHN REID                                                 Mgmt          For                            For
       JANICE RENNIE                                             Mgmt          For                            For
       MONICA SLOAN                                              Mgmt          For                            For

02     TO-REAPPOINT KPMG LLP, CHARTERED ACCOUNTANTS,             Mgmt          For                            For
       AS AUDITORS OF THE COMPANY FOR THE ENSUING
       YEAR AND AUTHORIZE THE BOARD OF DIRECTORS TO
       FIX THE REMUNERATION OF THE AUDITORS.

03     AN ORDINARY RESOLUTION TO RATIFY, CONFIRM AND             Mgmt          For                            For
       APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S
       STOCK OPTION PLAN, THE FULL TEXT OF WHICH RESOLUTION
       IS SET OUT IN SCHEDULE A TO THE INFORMATION
       CIRCULAR ACCOMPANYING THIS VOTING INSTRUCTION
       FORM.

04     THE SHAREHOLDER PROPOSAL DESCRIBED IN SCHEDULE            Shr           Against                        For
       B TO THE INFORMATION CIRCULAR ACCOMPANYING
       THIS VOTING INSTRUCTION FORM.

--------------------------------------------------------------------------------------------------------------------------
 MFS INTERMEDIATE INCOME TRUST                                                               Agenda Number:  933131485
--------------------------------------------------------------------------------------------------------------------------
    Security:  55273C107                                                             Meeting Type:  Annual
      Ticker:  MIN                                                                   Meeting Date:  10-Sep-2009
        ISIN:  US55273C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT E. BUTLER                                          Mgmt          For                            For
       DAVID H. GUNNING                                          Mgmt          For                            For
       WILLIAM R. GUTOW                                          Mgmt          For                            For
       MICHAEL HEGARTY                                           Mgmt          For                            For
       JOHN P. KAVANAUGH                                         Mgmt          For                            For
       ROBERT C. POZEN                                           Mgmt          For                            For
       J. DALE SHERRATT                                          Mgmt          For                            For
       ROBERT W. UEK                                             Mgmt          For                            For

02     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          Against                        Against
       COME BEFORE THE MEETING AND ANY ADJOURNMENTS
       THEREOF.

--------------------------------------------------------------------------------------------------------------------------
 MFS MULTIMARKET INCOME TRUST                                                                Agenda Number:  933134316
--------------------------------------------------------------------------------------------------------------------------
    Security:  552737108                                                             Meeting Type:  Annual
      Ticker:  MMT                                                                   Meeting Date:  08-Oct-2009
        ISIN:  US5527371083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       ROBERT E. BUTLER                                          Mgmt          For                            For
       DAVID H. GUNNING                                          Mgmt          For                            For
       ROBERT C. POZEN                                           Mgmt          For                            For
       J. DALE SHERRATT                                          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 MICROVISION, INC.                                                                           Agenda Number:  933268876
--------------------------------------------------------------------------------------------------------------------------
    Security:  594960106                                                             Meeting Type:  Annual
      Ticker:  MVIS                                                                  Meeting Date:  17-Jun-2010
        ISIN:  US5949601067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RICHARD COWELL                                            Mgmt          Withheld                       Against
       SLADE GORTON                                              Mgmt          Withheld                       Against
       JEANETTE HORAN                                            Mgmt          Withheld                       Against
       PERRY MULLIGAN                                            Mgmt          Withheld                       Against
       ALEXANDER TOKMAN                                          Mgmt          Withheld                       Against
       BRIAN TURNER                                              Mgmt          Withheld                       Against

2      TO AMEND THE 2006 MICROVISION, INC. INCENTIVE             Mgmt          Against                        Against
       PLAN

3      TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          Against                        Against
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL
       YEAR

--------------------------------------------------------------------------------------------------------------------------
 MIDDLEBURG FINANCIAL CORPORATION                                                            Agenda Number:  933216334
--------------------------------------------------------------------------------------------------------------------------
    Security:  596094102                                                             Meeting Type:  Annual
      Ticker:  MBRG                                                                  Meeting Date:  28-Apr-2010
        ISIN:  US5960941020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD M. ARMFIELD                                        Mgmt          For                            For
       HENRY F. ATHERTON, III                                    Mgmt          For                            For
       JOSEPH L. BOLING                                          Mgmt          For                            For
       CHILDS F. BURDEN                                          Mgmt          For                            For
       J. BRADLEY DAVIS                                          Mgmt          For                            For
       ALEXANDER G. GREEN, III                                   Mgmt          For                            For
       GARY D. LECLAIR                                           Mgmt          For                            For
       JOHN C. LEE, IV                                           Mgmt          For                            For
       KEITH W. MEURLIN                                          Mgmt          For                            For
       JANET A. NEUHARTH                                         Mgmt          For                            For
       JOHN M. RUST                                              Mgmt          For                            For
       GARY R. SHOOK                                             Mgmt          For                            For
       JAMES R. TREPTOW                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF THE FIRM YOUNT,              Mgmt          For                            For
       HYDE & BARBOUR, P.C., AS INDEPENDENT AUDITORS
       FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 MONSTER WORLDWIDE, INC.                                                                     Agenda Number:  933257582
--------------------------------------------------------------------------------------------------------------------------
    Security:  611742107                                                             Meeting Type:  Annual
      Ticker:  MWW                                                                   Meeting Date:  08-Jun-2010
        ISIN:  US6117421072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SALVATORE IANNUZZI                  Mgmt          Abstain                        Against

1B     ELECTION OF DIRECTOR: ROBERT J. CHRENC                    Mgmt          Abstain                        Against

1C     ELECTION OF DIRECTOR: JOHN GAULDING                       Mgmt          Abstain                        Against

1D     ELECTION OF DIRECTOR: EDMUND P. GIAMBASTIANI,             Mgmt          Abstain                        Against
       JR.

1E     ELECTION OF DIRECTOR: CYNTHIA P. MCCAGUE                  Mgmt          Abstain                        Against

1F     ELECTION OF DIRECTOR: JEFFREY F. RAYPORT                  Mgmt          Abstain                        Against

1G     ELECTION OF DIRECTOR: ROBERTO TUNIOLI                     Mgmt          Abstain                        Against

1H     ELECTION OF DIRECTOR: TIMOTHY T. YATES                    Mgmt          Abstain                        Against

02     RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN,           Mgmt          Abstain                        Against
       LLP AS MONSTER WORLDWIDE, INC.'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010

--------------------------------------------------------------------------------------------------------------------------
 NAVIGANT CONSULTING, INC.                                                                   Agenda Number:  933209163
--------------------------------------------------------------------------------------------------------------------------
    Security:  63935N107                                                             Meeting Type:  Annual
      Ticker:  NCI                                                                   Meeting Date:  28-Apr-2010
        ISIN:  US63935N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. THOMPSON                                         Mgmt          For                            For
       SAMUEL K. SKINNER                                         Mgmt          For                            For
       MICHAEL L. TIPSORD                                        Mgmt          For                            For

02     PROPOSAL TO REAPPROVE THE PERFORMANCE MEASURES            Mgmt          For                            For
       UNDER NAVIGANT CONSULTING'S 2005 LONG-TERM
       INCENTIVE PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY IN 2010.

--------------------------------------------------------------------------------------------------------------------------
 NORTHGATE MINERALS CORPORATION                                                              Agenda Number:  933248103
--------------------------------------------------------------------------------------------------------------------------
    Security:  666416102                                                             Meeting Type:  Annual and Special
      Ticker:  NXG                                                                   Meeting Date:  11-May-2010
        ISIN:  CA6664161024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK DANIEL                                               Mgmt          For                            For
       PAUL J. DOWD                                              Mgmt          For                            For
       PATRICK D. DOWNEY                                         Mgmt          For                            For
       RICHARD J. HALL                                           Mgmt          For                            For
       DOUGLAS P. HAYHURST                                       Mgmt          For                            For
       TERRY A. LYONS                                            Mgmt          For                            For
       CONRAD A. PINETTE                                         Mgmt          For                            For
       KENNETH G. STOWE                                          Mgmt          For                            For

02     APPOINTMENT OF KPMG, LLP, CHARTERED ACCOUNTANTS           Mgmt          For                            For
       AS AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE               Mgmt          For                            For
       AUDITORS' REMUNERATION FOR THE ENSUING YEAR.

04     TO CONSIDER AND, IF DEEMED ADVISABLE, ADOPT               Mgmt          Against                        Against
       A RESOLUTION (THE FULL TEXT OF WHICH IS REPRODUCED
       AS SCHEDULE C IN THE MANAGEMENT INFORMATION
       CIRCULAR) TO CONFIRM THE ADOPTION AND RATIFY
       THE SHAREHOLDER RIGHTS PLAN ADOPTED BY THE
       BOARD OF DIRECTORS OF THE CORPORATION ON MARCH
       8, 2010.

--------------------------------------------------------------------------------------------------------------------------
 NUVEEN SENIOR INCOME FUND                                                                   Agenda Number:  933159673
--------------------------------------------------------------------------------------------------------------------------
    Security:  67067Y104                                                             Meeting Type:  Annual
      Ticker:  NSL                                                                   Meeting Date:  30-Mar-2010
        ISIN:  US67067Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1D     DIRECTOR
       ROBERT P. BREMNER*                                        Mgmt          For                            *
       JACK B. EVANS*                                            Mgmt          For                            *
       WILLIAM J. SCHNEIDER*                                     Mgmt          For                            *
       WILLIAM C. HUNTER**                                       Mgmt          For                            *

--------------------------------------------------------------------------------------------------------------------------
 O2MICRO INTERNATIONAL LIMITED                                                               Agenda Number:  933293398
--------------------------------------------------------------------------------------------------------------------------
    Security:  67107W100                                                             Meeting Type:  Annual
      Ticker:  OIIM                                                                  Meeting Date:  30-Jun-2010
        ISIN:  US67107W1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THAT EACH OF MICHAEL AUSTIN, SHOJI AKUTSU AND             Mgmt          For                            For
       DINGHUAN SHI BE ELECTED AS CLASS III DIRECTORS
       TO HOLD OFFICE UNTIL THE ANNUAL GENERAL MEETING
       OF SHAREHOLDERS TO BE HELD IN 2013 AND UNTIL
       THEIR RESPECTIVE SUCCESSORS ARE ELECTED AND
       DULY QUALIFIED UNTIL SUCH DIRECTOR'S EARLIER
       RESIGNATION OR REMOVAL.

02     AS AN ORDINARY RESOLUTION, THAT, IN SUCH MANNER           Mgmt          For                            For
       AS IS REFERRED TO IN SECTION 37(3)(D) OF THE
       COMPANIES LAW (2009 REVISION) OF THE CAYMAN
       ISLANDS (THE "LAW") OR ANY MODIFICATION OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE, ALL AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.

03     THAT THE COMPANY'S FINANCIAL STATEMENTS AND               Mgmt          For                            For
       THE AUDITORS' REPORT FOR THE FISCAL YEAR ENDED
       DECEMBER 31, 2009 BE APPROVED AND ADOPTED.

04     THAT THE APPOINTMENT OF DELOITTE & TOUCHE AS              Mgmt          For                            For
       INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010 BE APPROVED AND RATIFIED.

--------------------------------------------------------------------------------------------------------------------------
 OCWEN FINANCIAL CORPORATION                                                                 Agenda Number:  933220953
--------------------------------------------------------------------------------------------------------------------------
    Security:  675746309                                                             Meeting Type:  Annual
      Ticker:  OCN                                                                   Meeting Date:  06-May-2010
        ISIN:  US6757463095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM C. ERBEY                                          Mgmt          For                            For
       RONALD M. FARIS                                           Mgmt          For                            For
       RONALD J. KORN                                            Mgmt          For                            For
       WILLIAM H. LACY                                           Mgmt          For                            For
       DAVID B. REINER                                           Mgmt          For                            For
       BARRY N. WISH                                             Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT REGISTERED
       CERTIFIED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 OLD NATIONAL BANCORP                                                                        Agenda Number:  933218984
--------------------------------------------------------------------------------------------------------------------------
    Security:  680033107                                                             Meeting Type:  Annual
      Ticker:  ONB                                                                   Meeting Date:  11-May-2010
        ISIN:  US6800331075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JOSEPH D. BARNETTE, JR.                                   Mgmt          For                            For
       ALAN W. BRAUN                                             Mgmt          For                            For
       LARRY E. DUNIGAN                                          Mgmt          For                            For
       NIEL C. ELLERBROOK                                        Mgmt          For                            For
       ANDREW E. GOEBEL                                          Mgmt          For                            For
       ROBERT G. JONES                                           Mgmt          For                            For
       PHELPS L. LAMBERT                                         Mgmt          For                            For
       ARTHUR H. MCELWEE, JR.                                    Mgmt          For                            For
       MARJORIE Z. SOYUGENC                                      Mgmt          For                            For
       KELLY N. STANLEY                                          Mgmt          For                            For
       LINDA E. WHITE                                            Mgmt          For                            For

2      RATIFICATION OF THE APPOINTMENT OF CROWE HORWATH          Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 P.H. GLATFELTER COMPANY                                                                     Agenda Number:  933228430
--------------------------------------------------------------------------------------------------------------------------
    Security:  377316104                                                             Meeting Type:  Annual
      Ticker:  GLT                                                                   Meeting Date:  05-May-2010
        ISIN:  US3773161043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KATHLEEN A. DAHLBERG                                      Mgmt          For                            For
       GEORGE H. GLATFELTER II                                   Mgmt          For                            For
       RICHARD C. III                                            Mgmt          For                            For
       RONALD J. NAPLES                                          Mgmt          For                            For
       RICHARD L. SMOOT                                          Mgmt          For                            For
       LEE C. STEWART                                            Mgmt          For                            For

02     PROPOSAL TO APPROVE THE AMENDED AND RESTATED              Mgmt          For                            For
       2005 MANAGEMENT INCENTIVE PLAN FOR PURPOSE
       OF COMPLYING WITH SECTION 162(M) OF THE INTERNAL
       REVENUE CODE.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR
       THE FISCAL YEAR ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  702291989
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Mar-2010
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE RESOLUTION
       1. THANK YOU.

1      Approve: a) the conditional subscription agreement        Mgmt          No vote                        *
       the Subscription          Agreement  dated
       04 MAR 2010 and entered into among the Company,
       PB Issuer    No. 2  Limited  the Issuer  and
       Goldman Sachs  Asia  L.L.C. and The Hong Kong
       and Shanghai Banking Corporation Limited  each
       a Lead Manager, and together   the Lead Managers
       pursuant to which the Lead Managers have agreed
       to         subscribe or to procure subscribers
       to subscribe the 1.75% coupon Guaranteed  Convertible
       Bonds due 2016  the Convertible Bonds  in an
       aggregate principal  amount of USD 230 million
       approximately HKD 1,785 million , convertible
       into new shares with a par value of USD 0.10
       each in the capital of the Company    each,
       a share  on the terms and conditions of the
       Convertible Bonds  the bond conditions  CONTD

-      CONTD contained therein and the performance               Non-Voting
       of all the transactions           contemplated
       there under and all other matters of and incidental
       thereto or   in connection therewith, ratified
       and confirmed; (b) to authorize any one or
       more of the Directors of the Company to do
       all such acts and things and       execute
       all such other or further documents which he/they
       consider necessary, desirable or expedient
       for the purpose of, or in connection with,
       the         implementation of and giving effect
       to the terms of, or the transactions      contemplated
       by, the Subscription Agreement and all documents
       in connection   therewith and to agree to such
       variation, amendments or waiver or matters
       relating thereto  including any variation,
       amendments or waiver of the Bond   Conditions
       CONTD

-      CONTD as are, in the opinion of the Directors,            Non-Voting
       in the interest of the Company and its shareholders
       as a whole; (c) the Convertible Bonds to be
       issued       pursuant to the Subscription Agreement
       and the transactions contemplated      there
       under; and (d) to authorize any one or more
       of the Directors to allot   and issue such
       number of shares as may fall to be allotted
       and issued: (i) on and subject to the terms
       and conditions of the Subscription Agreement;
       and    (ii) up on exercise of the conversion
       rights attached to the Convertible      Bonds
       on and subject to the terms and conditions
       of the Subscription          Agreement and
       the Bond Conditions

--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  702340491
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2010
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 672422 DUE TO SPLITTING OF RESOLUTION 3.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          No vote                        *
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2009

2.     Declare a final dividend for the YE 31 DEC 2009           Mgmt          No vote                        *

3.i    Re-elect Mr. Wang Chunlin as an Executive Director        Mgmt          No vote                        *

3.ii   Re-elect Mr. Richard M. Hext as a Non-Executive           Mgmt          No vote                        *
       Director

3.iii  Re-elect Mr. Patrick B. Paul as an Independent            Mgmt          No vote                        *
       Non-Executive Director

3.iv   Re-elect Mr. Alasdair G. Morrison as an Independent       Mgmt          No vote                        *
       Non-Executive Director

3.v    Authorize the Board to fix the remuneration               Mgmt          No vote                        *
       of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote                        *
       the Auditors and authorize the Board to fix
       their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          No vote                        *
       to this resolution, to allot, issue or otherwise
       deal with new shares of USD 0.10 each in the
       capital of the Company or securities convertible
       into shares, or options, warrants or similar
       rights to subscribe for any shares, and to
       make or grant offers, agreements, options and
       warrants which would or might require the exercise
       of such powers during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       company in issue at the date of passing this
       resolution, provided that any shares to be
       allotted and issued pursuant to the approval
       in this resolution above shall not be issued
       at a discount of more than 10% to the Benchmarked
       Price of the Shares and the said approval shall
       be limited accordingly, otherwise than pursuant
       to the shares issued as a result of a Rights
       Issue, the exercise of the subscription or
       conversion rights attaching to any warrants
       issued by the Company or the exercise of options
       granted under the long term incentive scheme
       of the Company or any scrip dividend providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda or the Company's Bye-laws to be
       held]; and the revocation or variation of the
       authority given under this resolution by an
       ordinary resolution of the shareholders in
       general meeting

6.     Authorize the Directors of the Company, subject           Mgmt          No vote                        *
       to this resolution, to purchase the shares
       on Stock Exchange or on any other stock exchange
       on which the shares may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-laws to
       be held]; and the revocation or variation of
       the authority given under this resolution by
       an ordinary resolution of the shareholders
       in general meeting

7.     Approve that the aggregate nominal amount of              Mgmt          No vote                        *
       share capital allotted or agreed conditionally
       or unconditionally by the Directors of the
       Company pursuant to the ordinary resolution
       passed by the shareholders at a special general
       meeting of the Company held on 08 JUN 2005
       to satisfy the Share Awards, shall during the
       relevant period not exceed 2% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the beginning of each
       FY [being 38,576,922 shares as at 01 JAN 2010];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-laws to
       be held]; and the revocation or variation of
       the authority given under this resolution by
       an ordinary resolution of the shareholders
       in general meeting

--------------------------------------------------------------------------------------------------------------------------
 PETROBAKKEN ENERGY LTD.                                                                     Agenda Number:  933262949
--------------------------------------------------------------------------------------------------------------------------
    Security:  71645A109                                                             Meeting Type:  Annual
      Ticker:  PBKEF                                                                 Meeting Date:  26-May-2010
        ISIN:  CA71645A1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IAN S. BROWN                                              Mgmt          For                            For
       MARTIN HISLOP                                             Mgmt          For                            For
       E. CRAIG LOTHIAN                                          Mgmt          For                            For
       KENNETH R. MCKINNON                                       Mgmt          For                            For
       COREY C. RUTTAN                                           Mgmt          For                            For
       DAN THEMIG                                                Mgmt          For                            For
       JOHN D. WRIGHT                                            Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP, CHARTERED               Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.                                                    Agenda Number:  933214354
--------------------------------------------------------------------------------------------------------------------------
    Security:  717124101                                                             Meeting Type:  Annual
      Ticker:  PPDI                                                                  Meeting Date:  20-May-2010
        ISIN:  US7171241018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STUART BONDURANT, M.D.                                    Mgmt          For                            For
       FREDRIC N. ESHELMAN                                       Mgmt          For                            For
       FREDERICK FRANK                                           Mgmt          For                            For
       GENERAL DAVID L. GRANGE                                   Mgmt          For                            For
       CATHERINE M. KLEMA                                        Mgmt          For                            For
       TERRY MAGNUSON, PH.D.                                     Mgmt          For                            For
       ERNEST MARIO, PH.D.                                       Mgmt          For                            For
       JOHN A. MCNEILL, JR.                                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.

03     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED           Mgmt          For                            For
       TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY
       COME BEFORE THE ANNUAL MEETING.

--------------------------------------------------------------------------------------------------------------------------
 PHARMERICA CORPORATION                                                                      Agenda Number:  933264311
--------------------------------------------------------------------------------------------------------------------------
    Security:  71714F104                                                             Meeting Type:  Annual
      Ticker:  PMC                                                                   Meeting Date:  26-May-2010
        ISIN:  US71714F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY S. WEISHAR                                        Mgmt          For                            For
       W. ROBERT DAHL, JR.                                       Mgmt          For                            For
       FRANK E. COLLINS, ESQ.                                    Mgmt          For                            For
       DANIEL N. MENDELSON                                       Mgmt          For                            For
       THOMAS P. MAC MAHON                                       Mgmt          For                            For
       MS. MARJORIE W. DORR                                      Mgmt          For                            For
       THOMAS P. GERRITY, PH.D                                   Mgmt          For                            For
       ROBERT A. OAKLEY, PH.D.                                   Mgmt          For                            For
       GEOFFREY G. MEYERS                                        Mgmt          For                            For

02     PROPOSAL TO APPROVE THE AMENDMENT AND RESTATEMENT         Mgmt          For                            For
       OF THE COMPANY'S AMENDED AND RESTATED 2007
       OMNIBUS INCENTIVE PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 POWERSECURE INTERNATIONAL, INC.                                                             Agenda Number:  933262773
--------------------------------------------------------------------------------------------------------------------------
    Security:  73936N105                                                             Meeting Type:  Annual
      Ticker:  POWR                                                                  Meeting Date:  08-Jun-2010
        ISIN:  US73936N1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SIDNEY HINTON                                             Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF HEIN & ASSOCIATES            Mgmt          For                            For
       LLP AS POWERSECURE'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 POWERSHARES EXCHANGE-TRADED FUND TRUST                                                      Agenda Number:  933196998
--------------------------------------------------------------------------------------------------------------------------
    Security:  73935X195                                                             Meeting Type:  Special
      Ticker:  PSP                                                                   Meeting Date:  22-Mar-2010
        ISIN:  US73935X1954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONN R. BAGGE                                             Mgmt          Split 98% For 2% Withheld      Split
       TODD J. BARRE                                             Mgmt          Split 98% For 2% Withheld      Split
       H. BRUCE BOND                                             Mgmt          Split 98% For 2% Withheld      Split
       KEVIN M. CAROME                                           Mgmt          Split 98% For 2% Withheld      Split
       MARC M. KOLE                                              Mgmt          Split 98% For 2% Withheld      Split
       PHILIP M. NUSSBAUM                                        Mgmt          Split 98% For 2% Withheld      Split
       DONALD H. WILSON                                          Mgmt          Split 98% For 2% Withheld      Split

--------------------------------------------------------------------------------------------------------------------------
 POWERSHARES EXCHANGE-TRADED FUND TRUST                                                      Agenda Number:  933196998
--------------------------------------------------------------------------------------------------------------------------
    Security:  73935X625                                                             Meeting Type:  Special
      Ticker:  PXJ                                                                   Meeting Date:  22-Mar-2010
        ISIN:  US73935X6250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONN R. BAGGE                                             Mgmt          Split 98% For 2% Withheld      Split
       TODD J. BARRE                                             Mgmt          Split 98% For 2% Withheld      Split
       H. BRUCE BOND                                             Mgmt          Split 98% For 2% Withheld      Split
       KEVIN M. CAROME                                           Mgmt          Split 98% For 2% Withheld      Split
       MARC M. KOLE                                              Mgmt          Split 98% For 2% Withheld      Split
       PHILIP M. NUSSBAUM                                        Mgmt          Split 98% For 2% Withheld      Split
       DONALD H. WILSON                                          Mgmt          Split 98% For 2% Withheld      Split

--------------------------------------------------------------------------------------------------------------------------
 REHABCARE GROUP, INC.                                                                       Agenda Number:  933212576
--------------------------------------------------------------------------------------------------------------------------
    Security:  759148109                                                             Meeting Type:  Annual
      Ticker:  RHB                                                                   Meeting Date:  04-May-2010
        ISIN:  US7591481095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       COLLEEN CONWAY-WELCH                                      Mgmt          For                            For
       CHRISTOPHER T. HJELM                                      Mgmt          For                            For
       ANTHONY S. PISZEL                                         Mgmt          For                            For
       SUZAN L. RAYNER                                           Mgmt          For                            For
       HARRY E. RICH                                             Mgmt          For                            For
       JOHN H. SHORT                                             Mgmt          For                            For
       LARRY WARREN                                              Mgmt          For                            For
       THEODORE M. WIGHT                                         Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.

3      TO APPROVE THE REHABCARE GROUP, INC. 2006 EQUITY          Mgmt          For                            For
       INCENTIVE PLAN (AS AMENDED AND RESTATED EFFECTIVE
       MAY 4, 2010).

--------------------------------------------------------------------------------------------------------------------------
 ROPER INDUSTRIES, INC.                                                                      Agenda Number:  933267103
--------------------------------------------------------------------------------------------------------------------------
    Security:  776696106                                                             Meeting Type:  Annual
      Ticker:  ROP                                                                   Meeting Date:  02-Jun-2010
        ISIN:  US7766961061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID W. DEVONSHIRE                                       Mgmt          For                            For
       JOHN F. FORT, III                                         Mgmt          For                            For
       BRIAN D. JELLISON                                         Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED ACCOUNTING
       FIRM OF THE COMPANY.

--------------------------------------------------------------------------------------------------------------------------
 SEAGATE TECHNOLOGY                                                                          Agenda Number:  933200583
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7945J104                                                             Meeting Type:  Special
      Ticker:  STX                                                                   Meeting Date:  14-Apr-2010
        ISIN:  KYG7945J1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S1     APPROVAL OF THE SCHEME OF ARRANGEMENT, A COPY             Mgmt          For                            For
       OF WHICH IS ATTACHED TO THE ACCOMPANYING PROXY
       STATEMENT AS ANNEX "A".

S2     APPROVAL OF A MOTION TO ADJOURN THE SPECIAL               Mgmt          For                            For
       MEETING TO A LATER DATE TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE INSUFFICIENT PROXIES OR
       SHAREHOLDERS PRESENT TO CONDUCT THE VOTE ON
       THE SCHEME OF ARRANGEMENT PROPOSAL OR TO APPROVE
       THE SCHEME OF ARRANGEMENT PROPOSAL AT THE TIME
       OF THE MEETING.

E1     APPROVAL OF THE CANCELLATION OF SEAGATE- CAYMAN'S         Mgmt          For                            For
       SHARE CAPITAL, WHICH IS NECESSARY IN ORDER
       TO EFFECT THE SCHEME OF ARRANGEMENT AND IS
       A CONDITION TO PROCEEDING WITH THE SCHEME OF
       ARRANGEMENT (THE "CAPITAL REDUCTION PROPOSAL").

E2     APPROVAL OF THE CREATION OF "DISTRIBUTABLE RESERVES"      Mgmt          For                            For
       OF SEAGATE-IRELAND WHICH ARE REQUIRED UNDER
       IRISH LAW IN ORDER TO PERMIT US TO PAY DIVIDENDS
       AND REPURCHASE OR REDEEM SHARES FOLLOWING THE
       TRANSACTION. APPROVAL OF THE PROPOSAL TO CREATE
       DISTRIBUTABLE RESERVES IS NOT A CONDITION TO
       PROCEEDING WITH THE SCHEME OF ARRANGEMENT (THE
       "DISTRIBUTABLE RESERVES PROPOSAL").

E3     APPROVAL OF A MOTION TO ADJOURN THE MEETING               Mgmt          For                            For
       TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT PROXIES OR SHAREHOLDERS,
       ALL AS MORE FULLY DESCRIBED IN PROXY STATEMENT.

--------------------------------------------------------------------------------------------------------------------------
 SIMMONS FIRST NATIONAL CORPORATION                                                          Agenda Number:  933211877
--------------------------------------------------------------------------------------------------------------------------
    Security:  828730200                                                             Meeting Type:  Annual
      Ticker:  SFNC                                                                  Meeting Date:  20-Apr-2010
        ISIN:  US8287302009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF DIRECTORS AT TEN.                    Mgmt          For                            For

02     DIRECTOR
       WILLIAM E. CLARK, II                                      Mgmt          For                            For
       STEVEN A. COSSE                                           Mgmt          For                            For
       EDWARD DRILLING                                           Mgmt          For                            For
       EUGENE HUNT                                               Mgmt          For                            For
       GEORGE A. MAKRIS, JR.                                     Mgmt          For                            For
       J. THOMAS MAY                                             Mgmt          For                            For
       W. SCOTT MCGEORGE                                         Mgmt          For                            For
       STANLEY E. REED                                           Mgmt          For                            For
       HARRY L. RYBURN                                           Mgmt          For                            For
       ROBERT L. SHOPTAW                                         Mgmt          For                            For

03     TO CONSIDER ADOPTION OF THE SIMMONS FIRST NATIONAL        Mgmt          For                            For
       CORPORATION EXECUTIVE STOCK INCENTIVE PLAN
       - 2010.

04     TO RATIFY THE AUDIT & SECURITY COMMITTEE'S SELECTION      Mgmt          For                            For
       OF THE ACCOUNTING FIRM OF BKD, LLP AS INDEPENDENT
       AUDITORS OF SIMMONS FIRST NATIONAL CORPORATION
       AND ITS SUBSIDIARIES FOR THE YEAR ENDING DECEMBER
       31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 SJM HOLDINGS LTD                                                                            Agenda Number:  702401807
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8076V106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-May-2010
        ISIN:  HK0880043028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427860.pdf

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Auditors of the Company and its subsidiaries
       for the YE 31  DEC 2009

2      Declare the final dividend of HK 9 cents per              Mgmt          For                            For
       share for the YE 31 DEC 2009 to  the shareholders
       of the Company

3.1    Re-elect Mr.Ng Chi Sing as an Executive Director          Mgmt          For                            For

3.2    Re-elect Mr. Shum Hong Kuen, David as an Executive        Mgmt          For                            For
       Director

3.3    Re-elect Mr. Chau Tak Hay as an Independent               Mgmt          For                            For
       Non-Executive Director

3.4    Re-elect Mr. Lan Hong Tsung, David as an Independent      Mgmt          For                            For
       Non-Executive Director

4      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration for   each of the Directors
       of the Company

5      Re-appoint Messrs. Deloitte Touche Tohmatsu,              Mgmt          For                            For
       Certified Public Accountants,    and H.C. Watt
       & Company Limited as the joint Auditors of
       the Company and      authorize the Board of
       Directors of the Company to fix their remuneration

6      Authorize the Directors of the Company to purchase        Mgmt          For                            For
       the shares of the Company  in the manner as
       described in the circular of the Company dated
       27 APR 2010

--------------------------------------------------------------------------------------------------------------------------
 SUNPOWER CORPORATION                                                                        Agenda Number:  933212437
--------------------------------------------------------------------------------------------------------------------------
    Security:  867652109                                                             Meeting Type:  Annual
      Ticker:  SPWRA                                                                 Meeting Date:  04-May-2010
        ISIN:  US8676521094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       W. STEVE ALBRECHT                                         Mgmt          For                            For
       BETSY S. ATKINS                                           Mgmt          For                            For

2      PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR FISCAL YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 SUNPOWER CORPORATION                                                                        Agenda Number:  933212437
--------------------------------------------------------------------------------------------------------------------------
    Security:  867652307                                                             Meeting Type:  Annual
      Ticker:  SPWRB                                                                 Meeting Date:  04-May-2010
        ISIN:  US8676523074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       W. STEVE ALBRECHT                                         Mgmt          For                            For
       BETSY S. ATKINS                                           Mgmt          For                            For

2      PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR FISCAL YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 SUPER MICRO COMPUTER INC.                                                                   Agenda Number:  933182886
--------------------------------------------------------------------------------------------------------------------------
    Security:  86800U104                                                             Meeting Type:  Annual
      Ticker:  SMCI                                                                  Meeting Date:  09-Feb-2010
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHIU-CHU LIU LIANG                                        Mgmt          For                            For
       HWEI-MING (FRED) TSAI                                     Mgmt          For                            For

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTING FIRM.

--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  702349261
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y83310105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2010
        ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Declare the final dividends                               Mgmt          No vote                        *

2.a    Re-elect P.A. Johansen as a Director                      Mgmt          No vote                        *

2.b    Re-elect J.R. Slosar as a Director                        Mgmt          No vote                        *

3      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote                        *
       and authorize the Directors to fix their remuneration

4      Authorize the Directors, subject to this resolution,      Mgmt          No vote                        *
       during the relevant      period of all the
       powers of the Company to make on-market share
       repurchases   (within the meaning of the Code
       on Share Repurchases); the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the approval
       in paragraph (a) above shall not exceed 10%
       of the aggregate  nominal amount of the shares
       of that class in issue at the date of passing
       this Resolution; and  Authority expires
       at the conclusion of the next AGM of  the Company;
       the expiration of the period within which the
       next AGM of the    Company is required by law
       to be held; and the revocation or variation
       of the authority given under this Resolution
       by ordinary resolution of the           shareholders
       in general meeting  and references to "shares"
       include           securities which carry a
       right to subscribe for or purchase shares

5      Authorize the Directors, during the Relevant              Mgmt          No vote                        *
       Period to allot, issue and deal  with additional
       shares and to make or grant offers, agreements
       and options    which will or might require
       the exercise of such powers during or after
       the   end of the Relevant Period, the aggregate
       nominal amount of shares of any     class allotted
       or agreed conditionally or unconditionally
       to be allotted      (whether pursuant to an
       option or otherwise) by the Directors pursuant
       to the approval in this resolution, otherwise
       than pursuant to (i) a Rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, CONTD.

-      CONTD. shall not exceed the aggregate of 20%              Non-Voting
       of the aggregate nominal amount  of the shares
       of that class in issue at the date of passing
       this Resolution   provided that the aggregate
       nominal amount of the shares of any class so
       allotted (or so agreed conditionally or
       unconditionally to be allotted)       pursuant
       to this Resolution wholly for cash shall not
       exceed 5% of the        aggregate nominal amount
       of the shares of that class in issue at the
       date of  passing this Resolution; and  Authority
       expires at the conclusion of the next AGM of
       the Company; and the expiration of the period
       within which the next    AGM of the Company
       is required by law to be held; and the revocation
       or       variation of the authority given under
       this Resolution by ordinary resolution of the
       shareholders in general meeting

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

--------------------------------------------------------------------------------------------------------------------------
 TCF FINANCIAL CORPORATION                                                                   Agenda Number:  933197849
--------------------------------------------------------------------------------------------------------------------------
    Security:  872275102                                                             Meeting Type:  Annual
      Ticker:  TCB                                                                   Meeting Date:  28-Apr-2010
        ISIN:  US8722751026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER BELL                                                Mgmt          For                            For
       WILLIAM F. BIEBER                                         Mgmt          For                            For
       THEODORE J. BIGOS                                         Mgmt          For                            For
       WILLIAM A. COOPER                                         Mgmt          For                            For
       THOMAS A. CUSICK                                          Mgmt          For                            For
       LUELLA G. GOLDBERG                                        Mgmt          For                            For
       GEORGE G. JOHNSON                                         Mgmt          For                            For
       VANCE K. OPPERMAN                                         Mgmt          For                            For
       GREGORY J. PULLES                                         Mgmt          For                            For
       GERALD A. SCHWALBACH                                      Mgmt          For                            For
       DOUGLAS A. SCOVANNER                                      Mgmt          For                            For
       RALPH STRANGIS                                            Mgmt          For                            For
       BARRY N. WINSLOW                                          Mgmt          For                            For

02     VOTE ON A STOCKHOLDER PROPOSAL TO REQUIRE SIMPLE          Shr           For                            Against
       MAJORITY VOTING

03     ADVISORY VOTE ON THE APPOINTMENT OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR 2010

--------------------------------------------------------------------------------------------------------------------------
 THE HANOVER INSURANCE GROUP, INC.                                                           Agenda Number:  933209151
--------------------------------------------------------------------------------------------------------------------------
    Security:  410867105                                                             Meeting Type:  Annual
      Ticker:  THG                                                                   Meeting Date:  11-May-2010
        ISIN:  US4108671052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR FOR THREE YEAR TERM EXPIRING         Mgmt          For                            For
       IN 2013: MICHAEL P. ANGELINI

1B     ELECTION OF DIRECTOR FOR THREE YEAR TERM EXPIRING         Mgmt          For                            For
       IN 2013: P. KEVIN CONDRON

1C     ELECTION OF DIRECTOR FOR THREE YEAR TERM EXPIRING         Mgmt          For                            For
       IN 2013: NEAL F. FINNEGAN

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE HANOVER INSURANCE GROUP, INC. FOR
       2010.

--------------------------------------------------------------------------------------------------------------------------
 THE TIMBERLAND COMPANY                                                                      Agenda Number:  933223391
--------------------------------------------------------------------------------------------------------------------------
    Security:  887100105                                                             Meeting Type:  Annual
      Ticker:  TBL                                                                   Meeting Date:  13-May-2010
        ISIN:  US8871001058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       SIDNEY W. SWARTZ                                          Mgmt          For                            For
       JEFFREY B. SWARTZ                                         Mgmt          For                            For
       IAN W. DIERY                                              Mgmt          For                            For
       JOHN A. FITZSIMMONS                                       Mgmt          For                            For
       VIRGINIA H. KENT                                          Mgmt          For                            For
       KENNETH T. LOMBARD                                        Mgmt          For                            For
       EDWARD W. MONEYPENNY                                      Mgmt          For                            For
       PETER R. MOORE                                            Mgmt          For                            For
       BILL SHORE                                                Mgmt          For                            For
       TERDEMA L. USSERY, II                                     Mgmt          For                            For
       CARDEN N. WELSH                                           Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

3      TO AMEND THE COMPANY'S 2007 INCENTIVE PLAN TO             Mgmt          For                            For
       INCREASE THE NUMBER OF SHARES RESERVED FOR
       ISSUANCE FROM 4,000,000 TO 8,000,000

--------------------------------------------------------------------------------------------------------------------------
 TISCO FINANCIAL GROUP PUBLIC COMPANY LTD                                                    Agenda Number:  702276901
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8843E171                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2010
        ISIN:  TH0999010Z11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of the shareholders ordinary            Mgmt          For                            For
       general meeting for the year   2009

2      Ratify the Board of Directors' business activities        Mgmt          For                            For
       conducted in 2009 as       described in the
       annual report

3      Adopt Tisco Financial Group Public Company Limited        Mgmt          For                            For
       and its subsidiary         Companies' Balance
       Sheet and profit and loss statements for the
       YE 31 DEC     2009

4      Approve the appropriation of profit arising               Mgmt          For                            For
       from year 2009 operations for     dividend,
       statutory reserve and others

5      Approve the number of the Directors and appointment       Mgmt          For                            For
       of the Directors

6      Approve the Directors' remuneration and acknowledge       Mgmt          For                            For
       current Directors'        remuneration

7      Appointment of the Auditors and their remuneration        Mgmt          For                            For
       for the year 2010

8      Acknowledge the progress of Ticso Bank Public             Mgmt          For                            For
       Company Limited shares          acquisition
       and to approve related matters

9      Acknowledge the Company's voting direction at             Mgmt          For                            For
       the shareholders ordinary       general meeting
       for year 2010 of Tisco Bank Public Company
       Limited

--------------------------------------------------------------------------------------------------------------------------
 TSINGTAO BREWERY CO LTD                                                                     Agenda Number:  702411719
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8997D102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2010
        ISIN:  CNE1000004K1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291713.pdf

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1      Approve the work report of the Board of Directors         Mgmt          For                            For
       of the Company for the year 2009

2      Approve the work report of the Board of Supervisors       Mgmt          For                            For
       of the Company for the    year 2009

3      Approve the financial statements (audited) of             Mgmt          For                            For
       the Company for the year 2009

4      Approve to determine the profit distribution              Mgmt          For                            For
       (including dividends             distribution)
       proposal for the year 2009

5      Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants     Limited Company
       as the Company's Domestic Auditor and PricewaterhouseCoopers
       as its International Auditor for the year
       2010 and authorize the Board of     Directors
       to determine their remunerations

6      Approve the reward proposal to the Directors              Mgmt          For                            For
       and Supervisors of the Company   for the "Award
       of Board of Directors for the year 2009" awarded
       by Shanghai   Stock Exchange

--------------------------------------------------------------------------------------------------------------------------
 UNIT CORPORATION                                                                            Agenda Number:  933208591
--------------------------------------------------------------------------------------------------------------------------
    Security:  909218109                                                             Meeting Type:  Annual
      Ticker:  UNT                                                                   Meeting Date:  05-May-2010
        ISIN:  US9092181091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM B. MORGAN                                         Mgmt          For                            For
       JOHN H. WILLIAMS                                          Mgmt          For                            For
       LARRY D. PINKSTON                                         Mgmt          For                            For

02     APPROVE THE UNIT CORPORATION 2000 NON-EMPLOYEE            Mgmt          For                            For
       DIRECTORS STOCK OPTION PLAN AS AMENDED AND
       RESTATED MAY 29, 2009.

03     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTING
       FIRM FOR THE YEAR 2010.

--------------------------------------------------------------------------------------------------------------------------
 UTI WORLDWIDE INC.                                                                          Agenda Number:  933281773
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87210103                                                             Meeting Type:  Annual
      Ticker:  UTIW                                                                  Meeting Date:  14-Jun-2010
        ISIN:  VGG872101032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       C. JOHN LANGLEY, JR.                                      Mgmt          For                            For
       ALLAN M. ROSENZWEIG                                       Mgmt          For                            For
       DONALD W. SLAGER                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       OF THE COMPANY.

* Management position unknown

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Van Eck Funds (Registrant)
August 31, 2010 (Date)	/s/ Derek S. van Eck Derek S. van Eck Chief Executive Officer